================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                 FORM N-CSR/A

                               -----------------

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-3258

                               -----------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.
              (Exact name of registrant as specified in charter)

                               -----------------

              6300 Bee Cave Road, Building One, Austin, TX 78746
              (Address of principal executive offices) (Zip code)

                               -----------------

          Catherine L. Newell, Esquire, Vice President and Secretary
                     DFA Investment Dimensions Group Inc.,
              6300 Bee Cave Road, Building One, Austin, TX 78746
                    (Name and address of agent for service)

                               -----------------

       Registrant's telephone number, including area code: 512-306-7400

                      Date of fiscal year end: October 31

          Date of reporting period: November 1, 2015 - April 30, 2016

                               -----------------

Explanatory Note: This Form N-CSR/A for DFA Investment Dimensions Group Inc. (the "Registrant") is being filed solely to include a page that was inadvertently omitted from the Notes to Financial Statements section of the EDGAR version of the semi-annual report for the Enhanced U.S. Large Company Portfolio, U.S. Large Cap Equity Portfolio, U.S. Large Cap Value Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio, Large Cap International Portfolio, International Core Equity Portfolio, International Small Company Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Value Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, World Core Equity Portfolio, Selectively Hedged Global Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio and Emerging Markets Core Equity Portfolio (the "Portfolios") within Item 1 "Reports to Stockholders." The schedules of investments for the Portfolios in response to Item 6 of this Form N-CSR/A are contained in the Form N-CSR filed on July 8, 2016 (Accession Number 0001193125-16-644032) and are incorporated by reference into this Form
N-CSR/A. This Form N-CSR/A also updates Item 11 "Controls and Procedures" and
Item 12 "Exhibits." Other than the aforementioned amendments, no other information or disclosures contained in the Registrant's Form N-CSR filed on July 8, 2016 are being amended by this Form N-CSR/A.

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ITEM 1.    REPORTS TO STOCKHOLDERS.

[LOGO]

SEMI-ANNUAL REPORT
six months ended: April 30, 2016 (Unaudited)

DFA INVESTMENT DIMENSIONS GROUP INC.
DIMENSIONAL INVESTMENT GROUP INC.
THE DFA INVESTMENT TRUST COMPANY
DIMENSIONAL EMERGING MARKETS VALUE FUND

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

May 2016

Dear Shareholder,

At Dimensional we strive to offer Fund shareholders the best available investment solutions and second-to-none client service. More than just shares in a mutual fund, the assets invested with us represent institutions and individuals and are often savings earned with sacrifice. We appreciate and take with enormous responsibility the trust clients have put in us, always aiming for the highest standards when managing money, performing research, and finding ways to better provide client service.

On behalf of all of us at Dimensional, thank you for letting us help you pursue your investment goals. Your trust is taken with the seriousness it deserves.

Sincerely,



Eduardo A. Repetto
Co-Chief Executive Officer and Co-Chief Investment Officer

                              SEMI-ANNUAL REPORT
                                  (UNAUDITED)

                               TABLE OF CONTENTS

                                                                         PAGE
                                                                         ----
   LETTER TO SHAREHOLDERS
   DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES...........................   1
   DFA INVESTMENT DIMENSIONS GROUP INC.
      Disclosure of Fund Expenses.......................................   2
      Disclosure of Portfolio Holdings..................................   8
      Schedules of Investments/Summary Schedules of Portfolio Holdings
          Enhanced U.S. Large Company Portfolio.........................  11
          U.S. Large Cap Equity Portfolio...............................  14
          U.S. Large Cap Value Portfolio................................  17
          U.S. Targeted Value Portfolio.................................  18
          U.S. Small Cap Value Portfolio................................  21
          U.S. Core Equity 1 Portfolio..................................  24
          U.S. Core Equity 2 Portfolio..................................  27
          U.S. Vector Equity Portfolio..................................  30
          U.S. Small Cap Portfolio......................................  33
          U.S. Micro Cap Portfolio......................................  36
          DFA Real Estate Securities Portfolio..........................  39
          Large Cap International Portfolio.............................  41
          International Core Equity Portfolio...........................  45
          International Small Company Portfolio.........................  50
          Japanese Small Company Portfolio..............................  51
          Asia Pacific Small Company Portfolio..........................  51
          United Kingdom Small Company Portfolio........................  52
          Continental Small Company Portfolio...........................  52
          DFA International Real Estate Securities Portfolio............  53
          DFA Global Real Estate Securities Portfolio...................  56
          DFA International Small Cap Value Portfolio...................  59
          International Vector Equity Portfolio.........................  63
          World ex U.S. Value Portfolio.................................  67
          World ex U.S. Targeted Value Portfolio........................  68
          World ex U.S. Core Equity Portfolio...........................  73
          World Core Equity Portfolio...................................  79
          Selectively Hedged Global Equity Portfolio....................  80
          Emerging Markets Portfolio....................................  81
          Emerging Markets Small Cap Portfolio..........................  81
          Emerging Markets Value Portfolio..............................  81
          Emerging Markets Core Equity Portfolio........................  82
      Statements of Assets and Liabilities..............................  86
      Statements of Operations..........................................  93
      Statements of Changes in Net Assets............................... 100
      Financial Highlights.............................................. 110
      Notes to Financial Statements..................................... 129

TABLE OF CONTENTS
CONTINUED

                                                                          PAGE
                                                                          ----
 DFA INVESTMENT DIMENSIONS GROUP INC. - DFA COMMODITY STRATEGY PORTFOLIO
    Consolidated Disclosure of Fund Expenses............................. 164
    Consolidated Disclosure of Portfolio Holdings........................ 165
    Consolidated Schedule of Investments................................. 166
    Consolidated Statement of Assets and Liabilities..................... 171
    Consolidated Statement of Operations................................. 172
    Consolidated Statements of Changes in Net Assets..................... 173
    Consolidated Financial Highlights.................................... 174
    Consolidated Notes to Financial Statements........................... 175
 DIMENSIONAL INVESTMENT GROUP INC.
    Disclosure of Fund Expenses.......................................... 188
    Disclosure of Portfolio Holdings..................................... 190
    Schedule of Investments/Summary Schedule of Portfolio Holdings
        DFA International Value Portfolio................................ 191
        U.S. Large Company Portfolio..................................... 192
    Statements of Assets and Liabilities................................. 195
    Statements of Operations............................................. 196
    Statements of Changes in Net Assets.................................. 197
    Financial Highlights................................................. 198
    Notes to Financial Statements........................................ 200
 THE DFA INVESTMENT TRUST COMPANY
    Disclosure of Fund Expenses.......................................... 209
    Disclosure of Portfolio Holdings..................................... 211
    Summary Schedules of Portfolio Holdings
        The U.S. Large Cap Value Series.................................. 213
        The DFA International Value Series............................... 216
        The Japanese Small Company Series................................ 220
        The Asia Pacific Small Company Series............................ 223
        The United Kingdom Small Company Series.......................... 225
        The Continental Small Company Series............................. 228
        The Canadian Small Company Series................................ 232
        The Emerging Markets Series...................................... 235
        The Emerging Markets Small Cap Series............................ 239
    Statements of Assets and Liabilities................................. 243
    Statements of Operations............................................. 245
    Statements of Changes in Net Assets.................................. 247
    Financial Highlights................................................. 250
    Notes to Financial Statements........................................ 255

TABLE OF CONTENTS
CONTINUED

                                                                PAGE
                                                                ----
            DIMENSIONAL EMERGING MARKETS VALUE FUND
               Disclosure of Fund Expenses..................... 268
               Disclosure of Portfolio Holdings................ 269
               Summary Schedule of Portfolio Holdings.......... 270
               Statement of Assets and Liabilities............. 274
               Statement of Operations......................... 275
               Statements of Changes in Net Assets............. 276
               Financial Highlights............................ 277
               Notes to Financial Statements................... 278
            VOTING PROXIES ON FUND PORTFOLIO SECURITIES........ 286
            BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS. 287

This report is submitted for the information of the Funds' shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS/SUMMARY SCHEDULES OF PORTFOLIO HOLDINGS
----------------------------------------------------------------

Investment Abbreviations
ADR     American Depositary Receipt
P.L.C.  Public Limited Company
USD     United States Dollars

Investment Footnotes
+       See Note B to Financial Statements.
++      Securities that have generally been fair value factored. See Note B to Financial Statements.
**      Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*       Non-Income Producing Securities.
#       Total or Partial Securities on Loan.
^       Denominated in USD, unless otherwise noted.
@       Security purchased with cash proceeds from Securities on Loan.
^^      Security pledged as collateral for the Open Futures Contracts.
++      Security pledged as collateral for Swap Agreements.
(S)     Affiliated Fund.

FINANCIAL HIGHLIGHTS
--------------------
(A)     Computed using average shares outstanding.
(B)     Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
        Master Fund(s).
(C)     Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
(D)     Non-Annualized
(E)     Annualized

ALL STATEMENTS, SCHEDULES AND NOTES TO FINANCIAL STATEMENTS
-----------------------------------------------------------
--      Amounts designated as -- are either zero or rounded to zero.
REIT    Real Estate Investment Trust
SEC     Securities and Exchange Commission
(a)     Commencement of Operations.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                SIX MONTHS ENDED APRIL 30, 2016
 EXPENSE TABLES
                                        BEGINNING  ENDING              EXPENSES
                                         ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                          VALUE    VALUE     EXPENSE    DURING
                                        11/01/15  04/30/16    RATIO*   PERIOD*
                                        --------- --------- ---------- --------
 ENHANCED U.S. LARGE COMPANY PORTFOLIO
 -------------------------------------
 Actual Fund Return
  Institutional Class Shares........... $1,000.00 $1,007.10    0.23%    $1.15
 Hypothetical 5% Annual Return
  Institutional Class Shares........... $1,000.00 $1,023.72    0.23%    $1.16

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                     BEGINNING  ENDING              EXPENSES
                                      ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                       VALUE    VALUE     EXPENSE    DURING
                                     11/01/15  04/30/16    RATIO*   PERIOD*
                                     --------- --------- ---------- --------
   U.S. LARGE CAP EQUITY PORTFOLIO
   -------------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $  996.50    0.18%    $0.89
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,023.97    0.18%    $0.91

   U.S. LARGE CAP VALUE PORTFOLIO**
   --------------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $  999.80    0.27%    $1.34
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,023.52    0.27%    $1.36

   U.S. TARGETED VALUE PORTFOLIO
   -----------------------------
   Actual Fund Return
    Class R1 Shares................. $1,000.00 $1,005.70    0.47%    $2.34
    Class R2 Shares................. $1,000.00 $1,005.10    0.62%    $3.09
    Institutional Class Shares...... $1,000.00 $1,006.00    0.37%    $1.85
   Hypothetical 5% Annual Return
    Class R1 Shares................. $1,000.00 $1,022.53    0.47%    $2.36
    Class R2 Shares................. $1,000.00 $1,021.78    0.62%    $3.12
    Institutional Class Shares...... $1,000.00 $1,023.02    0.37%    $1.86

   U.S. SMALL CAP VALUE PORTFOLIO
   ------------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,006.20    0.52%    $2.59
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,022.28    0.52%    $2.61

   U.S. CORE EQUITY 1 PORTFOLIO
   ----------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $  998.10    0.19%    $0.94
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,023.92    0.19%    $0.96

   U.S. CORE EQUITY 2 PORTFOLIO
   ----------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $  995.50    0.22%    $1.09
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,023.77    0.22%    $1.11

   U.S. VECTOR EQUITY PORTFOLIO
   ----------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $  994.40    0.32%    $1.59
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,023.27    0.32%    $1.61

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                          BEGINNING  ENDING              EXPENSES
                                           ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                            VALUE    VALUE     EXPENSE    DURING
                                          11/01/15  04/30/16    RATIO*   PERIOD*
                                          --------- --------- ---------- --------
U.S. SMALL CAP PORTFOLIO
------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $  997.30    0.37%    $1.84
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,023.02    0.37%    $1.86

U.S. MICRO CAP PORTFOLIO
------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $  997.40    0.52%    $2.58
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.28    0.52%    $2.61

DFA REAL ESTATE SECURITIES PORTFOLIO
------------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,049.60    0.18%    $0.92
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,023.97    0.18%    $0.91

LARGE CAP INTERNATIONAL PORTFOLIO
---------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $  976.30    0.28%    $1.38
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,023.47    0.28%    $1.41

INTERNATIONAL CORE EQUITY PORTFOLIO
-----------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $  997.20    0.38%    $1.89
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.97    0.38%    $1.91

INTERNATIONAL SMALL COMPANY PORTFOLIO***
----------------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,029.70    0.53%    $2.67
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.23    0.53%    $2.66

JAPANESE SMALL COMPANY PORTFOLIO**
----------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,006.10    0.54%    $2.69
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.18    0.54%    $2.72

ASIA PACIFIC SMALL COMPANY PORTFOLIO**
--------------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,091.90    0.55%    $2.86
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.13    0.55%    $2.77

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                                    BEGINNING  ENDING              EXPENSES
                                                     ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                      VALUE    VALUE     EXPENSE    DURING
                                                    11/01/15  04/30/16    RATIO*   PERIOD*
                                                    --------- --------- ---------- --------
UNITED KINGDOM SMALL COMPANY PORTFOLIO**
----------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $  950.00    0.59%    $2.86
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,021.93    0.59%    $2.97

CONTINENTAL SMALL COMPANY PORTFOLIO**
-------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,040.20    0.54%    $2.74
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,022.18    0.54%    $2.72

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
--------------------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,076.10    0.28%    $1.45
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,023.47    0.28%    $1.41

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO****
-----------------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,059.40    0.24%    $1.23
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,023.67    0.24%    $1.21

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
-------------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,013.90    0.68%    $3.40
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,021.48    0.68%    $3.42

INTERNATIONAL VECTOR EQUITY PORTFOLIO
-------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,005.80    0.49%    $2.44
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,022.43    0.49%    $2.46

WORLD EX U.S. VALUE PORTFOLIO***
--------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $  984.20    0.53%    $2.61
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,022.23    0.53%    $2.66

WORLD EX U.S. TARGETED VALUE PORTFOLIO
--------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,032.50    0.73%    $3.69
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,021.23    0.73%    $3.67

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                               BEGINNING  ENDING              EXPENSES
                                                ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                 VALUE    VALUE     EXPENSE    DURING
                                               11/01/15  04/30/16    RATIO*   PERIOD*
                                               --------- --------- ---------- --------
WORLD EX U.S. CORE EQUITY PORTFOLIO
-----------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $  999.40    0.47%    $2.34
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,022.53    0.47%    $2.36

WORLD CORE EQUITY PORTFOLIO***
------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,000.30    0.35%    $1.74
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,023.12    0.35%    $1.76

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO***
---------------------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $  987.50    0.34%    $1.68
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,023.17    0.34%    $1.71

EMERGING MARKETS PORTFOLIO**
----------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,017.00    0.57%    $2.86
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,022.03    0.57%    $2.87

EMERGING MARKETS SMALL CAP PORTFOLIO**
--------------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,045.90    0.73%    $3.71
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,021.23    0.73%    $3.67

EMERGING MARKETS VALUE PORTFOLIO**
----------------------------------
Actual Fund Return
 Class R2 Shares.............................. $1,000.00 $1,041.20    0.82%    $4.16
 Institutional Class Shares................... $1,000.00 $1,042.30    0.57%    $2.89
Hypothetical 5% Annual Return
 Class R2 Shares.............................. $1,000.00 $1,020.79    0.82%    $4.12
 Institutional Class Shares................... $1,000.00 $1,022.03    0.57%    $2.87

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                        BEGINNING  ENDING              EXPENSES
                                         ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                          VALUE    VALUE     EXPENSE    DURING
                                        11/01/15  04/30/16    RATIO*   PERIOD*
                                        --------- --------- ---------- --------
EMERGING MARKETS CORE EQUITY PORTFOLIO
--------------------------------------
Actual Fund Return
 Institutional Class Shares............ $1,000.00 $1,024.50    0.61%    $3.07
Hypothetical 5% Annual Return
 Institutional Class Shares............ $1,000.00 $1,021.83    0.61%    $3.07

----------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

** The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

***The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Fund's portion of the expenses of its Master Funds (Affiliated Investment Companies).

****The Portfolio is invested into other funds. The expenses shown reflect the direct expenses of the fund and the fund's portion of the expenses of its Master Funds (Affiliated Investment Companies).

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 31, 2016. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

   The categories of industry classification for the Affiliated Investment Companies are represented in their Disclosures of Portfolio Holdings, which are included elsewhere within the report. Refer to the Schedule of Investments/Summary Schedule of Portfolio Holdings for each of the underlying Affiliated Investment Company's holdings which reflect the investments by category or country.

FEEDER FUNDS

                                            AFFILIATED INVESTMENT COMPANIES
                                            -------------------------------
    U.S. Large Cap Value Portfolio.........              100.0%
    Japanese Small Company Portfolio.......              100.0%
    Asia Pacific Small Company Portfolio...              100.0%
    United Kingdom Small Company Portfolio.              100.0%
    Continental Small Company Portfolio....              100.0%
    Emerging Markets Portfolio.............              100.0%
    Emerging Markets Small Cap Portfolio...              100.0%
    Emerging Markets Value Portfolio.......              100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


FUND OF FUNDS

               International Small Company Portfolio...... 100.0%
               World ex U.S. Value Portfolio.............. 100.0%
               World Core Equity Portfolio................ 100.0%
               Selectively Hedged Global Equity Portfolio. 100.0%

ENHANCED DOMESTIC EQUITY PORTFOLIO

                     ENHANCED U.S. LARGE COMPANY PORTFOLIO
              Corporate....................................  27.2%
              Government...................................  38.1%
              Foreign Corporate............................  16.8%
              Foreign Government...........................  15.9%
              Supranational................................   2.0%
                                                            -----
                                                            100.0%

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                        U.S. LARGE CAP EQUITY PORTFOLIO
              Consumer Discretionary.......................  15.7%
              Consumer Staples.............................   9.4%
              Energy.......................................   6.3%
              Financials...................................  12.8%
              Health Care..................................  13.4%
              Industrials..................................  12.8%
              Information Technology.......................  19.2%
              Materials....................................   4.2%
              Telecommunication Services...................   3.3%
              Utilities....................................   2.9%
                                                            -----
                                                            100.0%

                         U.S. TARGETED VALUE PORTFOLIO
              Consumer Discretionary.......................  12.6%
              Consumer Staples.............................   3.5%
              Energy.......................................   8.2%
              Financials...................................  26.3%
              Health Care..................................   5.3%
              Industrials..................................  20.8%
              Information Technology.......................  13.5%
              Materials....................................   7.3%
              Telecommunication Services...................   1.5%
              Utilities....................................   1.0%
                                                            -----
                                                            100.0%

                        U.S. SMALL CAP VALUE PORTFOLIO
              Consumer Discretionary.......................  14.7%
              Consumer Staples.............................   4.1%
              Energy.......................................  10.2%
              Financials...................................  25.5%
              Health Care..................................   5.4%
              Industrials..................................  18.8%
              Information Technology.......................  14.1%
              Materials....................................   6.1%
              Telecommunication Services...................   0.9%
              Utilities....................................   0.2%
                                                            -----
                                                            100.0%

                         U.S. CORE EQUITY 1 PORTFOLIO
              Consumer Discretionary.......................  16.3%
              Consumer Staples.............................   8.6%
              Energy.......................................   6.6%
              Financials...................................  14.6%
              Health Care..................................  11.7%
              Industrials..................................  13.6%
              Information Technology.......................  18.0%
              Materials....................................   4.6%
              Telecommunication Services...................   2.6%
              Utilities....................................   3.4%
                                                            -----
                                                            100.0%

                         U.S. CORE EQUITY 2 PORTFOLIO
              Consumer Discretionary.......................  15.0%
              Consumer Staples.............................   7.5%
              Energy.......................................   8.1%
              Financials...................................  16.7%
              Health Care..................................  11.1%
              Industrials..................................  14.5%
              Information Technology.......................  16.9%
              Materials....................................   4.9%
              Telecommunication Services...................   2.9%
              Utilities....................................   2.4%
                                                            -----
                                                            100.0%

                         U.S. VECTOR EQUITY PORTFOLIO
              Consumer Discretionary.......................  14.5%
              Consumer Staples.............................   5.0%
              Energy.......................................   8.6%
              Financials...................................  24.0%
              Health Care..................................   8.1%
              Industrials..................................  16.1%
              Information Technology.......................  13.9%
              Materials....................................   5.7%
              Telecommunication Services...................   2.7%
              Utilities....................................   1.4%
                                                            -----
                                                            100.0%

                           U.S. SMALL CAP PORTFOLIO
              Consumer Discretionary.......................  17.7%
              Consumer Staples.............................   4.2%
              Energy.......................................   3.9%
              Financials...................................  19.4%
              Health Care..................................   9.0%
              Industrials..................................  17.9%
              Information Technology.......................  17.1%
              Materials....................................   5.1%
              Telecommunication Services...................   1.0%
              Utilities....................................   4.7%
                                                            -----
                                                            100.0%

                           U.S. MICRO CAP PORTFOLIO
              Consumer Discretionary.......................  16.9%
              Consumer Staples.............................   3.8%
              Energy.......................................   2.0%
              Financials...................................  20.2%
              Health Care..................................  10.6%
              Industrials..................................  21.6%
              Information Technology.......................  15.2%
              Materials....................................   5.4%
              Telecommunication Services...................   1.8%
              Utilities....................................   2.5%
                                                            -----
                                                            100.0%

                     DFA REAL ESTATE SECURITIES PORTFOLIO
              Real Estate Investment Trusts................ 100.0%
                                                            -----
                                                            100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


                       LARGE CAP INTERNATIONAL PORTFOLIO
              Consumer Discretionary.......................  13.8%
              Consumer Staples.............................  11.4%
              Energy.......................................   6.8%
              Financials...................................  21.9%
              Health Care..................................  10.1%
              Industrials..................................  13.2%
              Information Technology.......................   4.8%
              Materials....................................   9.2%
              Telecommunication Services...................   5.0%
              Utilities....................................   3.8%
                                                            -----
                                                            100.0%

                      INTERNATIONAL CORE EQUITY PORTFOLIO
              Consumer Discretionary.......................  15.9%
              Consumer Staples.............................   8.3%
              Energy.......................................   7.4%
              Financials...................................  19.4%
              Health Care..................................   6.2%
              Industrials..................................  17.8%
              Information Technology.......................   6.0%
              Materials....................................  12.4%
              Telecommunication Services...................   3.3%
              Utilities....................................   3.3%
                                                            -----
                                                            100.0%

              DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
              Real Estate Investment Trusts................ 100.0%
                                                            -----
                                                            100.0%

                  DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
              Affiliated Investment Companies..............  72.4%
              Common Stocks................................  27.6%
                                                            -----
                                                            100.0%

                  DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
              Consumer Discretionary.......................  15.5%
              Consumer Staples.............................   5.0%
              Energy.......................................   6.2%
              Financials...................................  20.5%
              Health Care..................................   1.6%
              Industrials..................................  24.6%
              Information Technology.......................   4.8%
              Materials....................................  20.3%
              Telecommunication Services...................   0.5%
              Utilities....................................   1.0%
                                                            -----
                                                            100.0%

                     INTERNATIONAL VECTOR EQUITY PORTFOLIO
              Consumer Discretionary.......................  15.6%
              Consumer Staples.............................   7.2%
              Energy.......................................   7.5%
              Financials...................................  20.5%
              Health Care..................................   5.0%
              Industrials..................................  18.9%
              Information Technology.......................   6.5%
              Materials....................................  14.4%
              Telecommunication Services...................   2.3%
              Utilities....................................   2.1%
                                                            -----
                                                            100.0%

                    WORLD EX U.S. TARGETED VALUE PORTFOLIO
              Consumer Discretionary.......................  14.1%
              Consumer Staples.............................   5.3%
              Energy.......................................   5.5%
              Financials...................................  22.3%
              Health Care..................................   1.9%
              Industrials..................................  20.6%
              Information Technology.......................   6.7%
              Materials....................................  21.3%
              Telecommunication Services...................   1.1%
              Utilities....................................   1.2%
                                                            -----
                                                            100.0%

                      WORLD EX U.S. CORE EQUITY PORTFOLIO
              Consumer Discretionary.......................  15.2%
              Consumer Staples.............................   8.0%
              Energy.......................................   6.9%
              Financials...................................  21.2%
              Health Care..................................   5.2%
              Industrials..................................  16.6%
              Information Technology.......................   8.1%
              Materials....................................  12.1%
              Real Estate Investment Trusts................   0.1%
              Telecommunication Services...................   3.3%
              Utilities....................................   3.3%
                                                            -----
                                                            100.0%

                    EMERGING MARKETS CORE EQUITY PORTFOLIO
              Consumer Discretionary.......................  12.0%
              Consumer Staples.............................   9.1%
              Energy.......................................   6.0%
              Financials...................................  23.2%
              Health Care..................................   3.9%
              Industrials..................................  10.3%
              Information Technology.......................  16.3%
              Materials....................................  10.2%
              Telecommunication Services...................   4.9%
              Utilities....................................   4.1%
                                                            -----
                                                            100.0%

                     ENHANCED U.S. LARGE COMPANY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2016
                                  (UNAUDITED)

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
BONDS -- (61.9%)
AUSTRALIA -- (4.1%)
Australia & New Zealand Banking Group, Ltd.
    1.500%, 01/16/18.............................   1,500 $ 1,505,997
BHP Billiton Finance USA, Ltd.
    5.400%, 03/29/17.............................   1,000   1,036,318
Commonwealth Bank of Australia
    1.900%, 09/18/17.............................   3,250   3,274,635
Westpac Banking Corp.
    1.500%, 12/01/17.............................   2,500   2,510,735
                                                          -----------
TOTAL AUSTRALIA..................................           8,327,685
                                                          -----------

CANADA -- (4.0%)
Royal Bank of Canada
    1.250%, 06/16/17.............................   2,000   2,000,340
    1.500%, 01/16/18.............................   2,000   2,009,498
Thomson Reuters Corp.
    1.300%, 02/23/17.............................   1,023   1,021,619
Toronto-Dominion Bank (The)
    2.375%, 10/19/16.............................   1,500   1,511,302
Other Securities.................................           1,591,045
                                                          -----------
TOTAL CANADA.....................................           8,133,804
                                                          -----------

DENMARK -- (0.8%)
Kommunekredit
    1.125%, 01/16/18.............................   1,500   1,503,489
                                                          -----------

FINLAND -- (1.5%)
Municipality Finance P.L.C.
    1.125%, 04/17/18.............................   3,000   3,001,581
                                                          -----------

FRANCE -- (2.4%)
BNP Paribas SA
    1.375%, 03/17/17.............................   1,800   1,802,664
Societe Generale SA
    2.750%, 10/12/17.............................   1,980   2,016,036
Other Securities.................................           1,001,310
                                                          -----------
TOTAL FRANCE.....................................           4,820,010
                                                          -----------

GERMANY -- (6.1%)
Erste Abwicklungsanstalt
    1.000%, 10/13/17.............................   1,800   1,796,427
    1.125%, 02/12/18.............................   2,000   1,997,302
FMS Wertmanagement AoeR
    1.125%, 09/05/17.............................   5,000   5,013,450
State of North Rhine-Westphalia
    1.125%, 11/21/17.............................   3,000   3,003,855
Other Securities.................................             527,988
                                                          -----------
TOTAL GERMANY....................................          12,339,022
                                                          -----------

JAPAN -- (0.9%)
Other Securities.................................           1,899,154
                                                          -----------

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
NETHERLANDS -- (3.9%)
Bank Nederlandse Gemeenten NV
    1.125%, 09/12/16.............................   5,000 $5,006,150
Other Securities.................................          2,851,752
                                                          ----------
TOTAL NETHERLANDS................................          7,857,902
                                                          ----------

NEW ZEALAND -- (0.8%)
ANZ New Zealand Int'l, Ltd.
    1.400%, 04/27/17.............................   1,600  1,604,237
                                                          ----------

NORWAY -- (2.9%)
Kommunalbanken A.S.
    0.875%, 10/03/16.............................   5,000  5,002,455
Other Securities.................................            748,986
                                                          ----------
TOTAL NORWAY.....................................          5,751,441
                                                          ----------

SPAIN -- (0.3%)
Other Securities.................................            587,937
                                                          ----------

SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (2.0%)
European Bank for Reconstruction & Development
    1.375%, 10/20/16.............................   4,000  4,013,760
                                                          ----------

SWEDEN -- (2.0%)
Kommuninvest I Sverige AB
    1.000%, 01/29/18.............................   3,000  2,997,300
Other Securities.................................          1,004,467
                                                          ----------
TOTAL SWEDEN.....................................          4,001,767
                                                          ----------

SWITZERLAND -- (1.0%)
Credit Suisse AG New York
    1.375%, 05/26/17.............................   1,400  1,400,167
Other Securities.................................            698,165
                                                          ----------
TOTAL SWITZERLAND................................          2,098,332
                                                          ----------

UNITED KINGDOM -- (2.0%)
Diageo Capital P.L.C.
    1.500%, 05/11/17.............................   1,500  1,508,497
Other Securities.................................          2,521,047
                                                          ----------
TOTAL UNITED KINGDOM.............................          4,029,544
                                                          ----------

UNITED STATES -- (27.2%)
ABB Finance USA, Inc.
    1.625%, 05/08/17.............................  $1,750  1,759,936
Actavis, Inc.
    1.875%, 10/01/17.............................   1,200  1,203,425
Anthem, Inc.
    2.375%, 02/15/17.............................   1,500  1,511,724
AT&T, Inc.
    2.400%, 03/15/17.............................   1,500  1,515,451

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT^    VALUE+
                                                  -------    ------
                                                   (000)
UNITED STATES -- (Continued)
Becton Dickinson and Co.
    1.450%, 05/15/17.............................  $1,310 $  1,312,424
Capital One Financial Corp.
    5.250%, 02/21/17.............................   1,492    1,535,365
Cardinal Health, Inc.
    1.900%, 06/15/17.............................   1,500    1,510,316
Caterpillar Financial Services Corp.
    1.500%, 02/23/18.............................   1,500    1,512,688
Chevron Corp.
    1.344%, 11/09/17.............................   3,200    3,215,370
eBay, Inc.
    1.350%, 07/15/17.............................   1,068    1,067,438
Goldman Sachs Group, Inc. (The)
    6.250%, 09/01/17.............................   1,000    1,061,846
HSBC USA, Inc.
    1.625%, 01/16/18.............................   1,125    1,124,754
International Business Machines Corp.
    1.250%, 02/08/18.............................   1,060    1,064,295
Laboratory Corp. of America Holdings
    2.200%, 08/23/17.............................   1,097    1,104,032
Molson Coors Brewing Co.
    2.000%, 05/01/17.............................   1,715    1,725,082
Morgan Stanley
    5.450%, 01/09/17.............................   1,000    1,028,883
National Rural Utilities Cooperative Finance
 Corp.
    0.950%, 04/24/17.............................   1,800    1,800,862
NYSE Euronext
    2.000%, 10/05/17.............................   1,500    1,513,410
Reinsurance Group of America, Inc.
    5.625%, 03/15/17.............................   1,100    1,137,937
Ryder System, Inc.
    5.850%, 11/01/16.............................   1,141    1,167,655
Stryker Corp.
    2.000%, 09/30/16.............................   1,453    1,459,913
Toyota Motor Credit Corp.
    1.750%, 05/22/17.............................   5,000    5,043,650
UnitedHealth Group, Inc.
    6.000%, 06/15/17.............................   1,500    1,581,705
Wells Fargo Bank NA
    1.650%, 01/22/18.............................   1,500    1,512,298
Other Securities.................................           16,278,670
                                                          ------------
TOTAL UNITED STATES..............................           54,749,129
                                                          ------------
TOTAL BONDS......................................          124,718,794
                                                          ------------

                                                   FACE
                                                  AMOUNT^    VALUE+
                                                  -------    ------
                                                   (000)
U.S. TREASURY OBLIGATIONS -- (38.1%)
U.S. Treasury Notes
    0.750%, 10/31/17.............................  28,000 $ 28,017,500
^^  0.875%, 11/15/17.............................  45,000   45,108,990
    2.250%, 11/30/17.............................   3,000    3,071,601
Other Securities.................................              502,149
                                                          ------------
TOTAL U.S. TREASURY OBLIGATIONS..................           76,700,240
                                                          ------------
TOTAL INVESTMENT SECURITIES......................          201,419,034
                                                          ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $201,037,091)............................          $201,419,034
                                                          ============

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    ---------------------------------------------
                                      LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                    ----------- ------------ ------- ------------
Bonds
 Australia.........................          -- $  8,327,685   --    $  8,327,685
 Canada............................          --    8,133,804   --       8,133,804
 Denmark...........................          --    1,503,489   --       1,503,489
 Finland...........................          --    3,001,581   --       3,001,581
 France............................          --    4,820,010   --       4,820,010
 Germany...........................          --   12,339,022   --      12,339,022
 Japan.............................          --    1,899,154   --       1,899,154
 Netherlands.......................          --    7,857,902   --       7,857,902
 New Zealand.......................          --    1,604,237   --       1,604,237
 Norway............................          --    5,751,441   --       5,751,441
 Spain.............................          --      587,937   --         587,937
 Supranational Organization
   Obligations.....................          --    4,013,760   --       4,013,760
 Sweden............................          --    4,001,767   --       4,001,767
 Switzerland.......................          --    2,098,332   --       2,098,332
 United Kingdom....................          --    4,029,544   --       4,029,544
 United States.....................          --   54,749,129   --      54,749,129
U.S. Treasury Obligations..........          --   76,700,240   --      76,700,240
Futures Contracts**................ $18,023,161           --   --      18,023,161
                                    ----------- ------------   --    ------------
TOTAL.............................. $18,023,161 $201,419,034   --    $219,442,195
                                    =========== ============   ==    ============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                        U.S. LARGE CAP EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2016
                                  (UNAUDITED)

                                                                  PERCENTAGE
                                           SHARES     VALUE+    OF NET ASSETS**
                                           ------     ------    ---------------
 COMMON STOCKS -- (95.6%)
 Consumer Discretionary -- (15.1%)
 *   Amazon.com, Inc......................  15,447 $ 10,188,687            1.4%
     Comcast Corp. Class A................ 126,603    7,692,398            1.0%
     Home Depot, Inc. (The)...............  48,803    6,534,234            0.9%
     McDonald's Corp......................  34,541    4,369,091            0.6%
     Starbucks Corp.......................  55,525    3,122,171            0.4%
     Walt Disney Co. (The)................  66,252    6,841,182            0.9%
     Other Securities.....................           79,676,042           10.5%
                                                   ------------          ------
 Total Consumer Discretionary.............          118,423,805           15.7%
                                                   ------------          ------
 Consumer Staples -- (9.0%)
     Altria Group, Inc....................  70,557    4,424,629            0.6%
     Coca-Cola Co. (The).................. 139,102    6,231,770            0.8%
     CVS Health Corp......................  47,810    4,804,905            0.6%
     Mondelez International, Inc. Class A.  66,278    2,847,303            0.4%
     PepsiCo, Inc.........................  49,312    5,077,164            0.7%
     Philip Morris International, Inc.....  45,731    4,487,126            0.6%
     Procter & Gamble Co. (The)...........  82,566    6,615,188            0.9%
     Wal-Mart Stores, Inc.................  82,943    5,546,398            0.7%
     Other Securities.....................           30,908,541            4.1%
                                                   ------------          ------
 Total Consumer Staples...................           70,943,024            9.4%
                                                   ------------          ------
 Energy -- (6.0%)
     Chevron Corp.........................  55,723    5,693,776            0.8%
     Exxon Mobil Corp..................... 155,810   13,773,604            1.8%
     Schlumberger, Ltd....................  51,832    4,164,183            0.6%
     Other Securities.....................           23,547,075            3.0%
                                                   ------------          ------
 Total Energy.............................           47,178,638            6.2%
                                                   ------------          ------
 Financials -- (12.2%)
     American Express Co..................  43,590    2,852,094            0.4%
     Bank of America Corp................. 247,461    3,603,032            0.5%
 *   Berkshire Hathaway, Inc. Class B.....  55,365    8,054,500            1.1%
     Citigroup, Inc.......................  65,833    3,046,751            0.4%
     JPMorgan Chase & Co.................. 123,315    7,793,508            1.0%
     Wells Fargo & Co..................... 180,115    9,002,148            1.2%
     Other Securities.....................           61,804,899            8.1%
                                                   ------------          ------
 Total Financials.........................           96,156,932           12.7%
                                                   ------------          ------
 Health Care -- (12.8%)
     AbbVie, Inc..........................  54,530    3,326,330            0.4%
     Amgen, Inc...........................  26,545    4,202,074            0.6%
     Gilead Sciences, Inc.................  54,053    4,768,015            0.6%
     Johnson & Johnson....................  95,307   10,682,009            1.4%
     Merck & Co., Inc..................... 119,713    6,565,061            0.9%
     Pfizer, Inc.......................... 218,743    7,155,084            1.0%
     UnitedHealth Group, Inc..............  36,225    4,770,108            0.6%
     Other Securities.....................           59,228,026            7.8%
                                                   ------------          ------
 Total Health Care........................          100,696,707           13.3%
                                                   ------------          ------
 Industrials -- (12.3%)
     3M Co................................  22,746    3,807,225            0.5%
     Boeing Co. (The).....................  23,780    3,205,544            0.4%
     General Electric Co.................. 272,616    8,382,942            1.1%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                           SHARES      VALUE+    OF NET ASSETS**
                                                           ------      ------    ---------------
Industrials -- (Continued)
      Honeywell International, Inc.......................    27,882 $  3,186,076            0.4%
      Union Pacific Corp.................................    36,430    3,177,789            0.4%
      United Parcel Service, Inc. Class B................    26,016    2,733,501            0.4%
      United Technologies Corp...........................    35,870    3,743,752            0.5%
      Other Securities...................................             68,197,008            9.1%
                                                                    ------------          ------
Total Industrials........................................             96,433,837           12.8%
                                                                    ------------          ------
Information Technology -- (18.4%)
*     Alphabet, Inc. Class A.............................     7,958    5,633,309            0.8%
*     Alphabet, Inc. Class C.............................     8,474    5,872,567            0.8%
      Apple, Inc.........................................   268,150   25,136,381            3.3%
      Cisco Systems, Inc.................................   176,939    4,864,053            0.6%
*     Facebook, Inc. Class A.............................    54,857    6,450,086            0.9%
      Intel Corp.........................................   237,043    7,177,662            1.0%
      International Business Machines Corp...............    34,461    5,029,238            0.7%
      MasterCard, Inc. Class A...........................    37,017    3,590,279            0.5%
      Microsoft Corp.....................................   256,995   12,816,341            1.7%
      Oracle Corp........................................   121,109    4,827,405            0.6%
#     Visa, Inc. Class A.................................    54,357    4,198,535            0.6%
      Other Securities...................................             59,170,932            7.7%
                                                                    ------------          ------
Total Information Technology.............................            144,766,788           19.2%
                                                                    ------------          ------
Materials -- (4.0%)
      Other Securities...................................             31,626,818            4.2%
                                                                    ------------          ------
Real Estate Investment Trusts -- (0.0%)
      Other Securities...................................                 59,618            0.0%
                                                                    ------------          ------
Telecommunication Services -- (3.1%)
      AT&T, Inc..........................................   277,504   10,772,705            1.4%
      Verizon Communications, Inc........................   198,982   10,136,143            1.3%
      Other Securities...................................              3,818,962            0.6%
                                                                    ------------          ------
Total Telecommunication Services.........................             24,727,810            3.3%
                                                                    ------------          ------
Utilities -- (2.7%)
      Other Securities...................................             21,564,607            2.8%
                                                                    ------------          ------
TOTAL COMMON STOCKS......................................            752,578,584           99.6%
                                                                    ------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                  7,330            0.0%
                                                                    ------------          ------
TOTAL INVESTMENT SECURITIES..............................            752,585,914
                                                                    ------------

TEMPORARY CASH INVESTMENTS -- (0.6%)
      State Street Institutional Liquid Reserves, 0.455%. 4,721,127    4,721,127            0.6%
                                                                    ------------          ------

SECURITIES LENDING COLLATERAL -- (3.8%)
(S)@  DFA Short Term Investment Fund..................... 2,584,529   29,903,001            4.0%
                                                                    ------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $753,882,803)..................................             $787,210,042          104.2%
                                                                    ============          ======

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                    LEVEL 1      LEVEL 2   LEVEL 3    TOTAL
                                  ------------ ----------- ------- ------------
 Common Stocks
   Consumer Discretionary........ $118,423,805          --   --    $118,423,805
   Consumer Staples..............   70,943,024          --   --      70,943,024
   Energy........................   47,178,638          --   --      47,178,638
   Financials....................   96,156,932          --   --      96,156,932
   Health Care...................  100,696,707          --   --     100,696,707
   Industrials...................   96,433,837          --   --      96,433,837
   Information Technology........  144,766,788          --   --     144,766,788
   Materials.....................   31,626,818          --   --      31,626,818
   Real Estate Investment Trusts.       59,618          --   --          59,618
   Telecommunication Services....   24,727,810          --   --      24,727,810
   Utilities.....................   21,564,607          --   --      21,564,607
 Rights/Warrants.................           -- $     7,330   --           7,330
 Temporary Cash Investments......    4,721,127          --   --       4,721,127
 Securities Lending Collateral...           --  29,903,001   --      29,903,001
                                  ------------ -----------   --    ------------
 TOTAL........................... $757,299,711 $29,910,331   --    $787,210,042
                                  ============ ===========   ==    ============

                See accompanying Notes to Financial Statements.

                        U.S. LARGE CAP VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2016
                                  (UNAUDITED)

                                                                VALUE+
                                                            ---------------
    AFFILIATED INVESTMENT COMPANY -- (100.0%)
    Investment in The U.S. Large Cap Value Series of
      The DFA Investment Trust Company..................... $16,424,431,750
                                                            ---------------
       TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
         (Cost $12,160,340,183)............................ $16,424,431,750
                                                            ===============

Summary of the Portfolio's Master Fund's investments as of April 30, 2016, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                         U.S. TARGETED VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2016
                                  (UNAUDITED)

                                                                       PERCENTAGE
                                             SHARES       VALUE+     OF NET ASSETS**
                                             ------       ------     ---------------
COMMON STOCKS -- (87.8%)
Consumer Discretionary -- (11.1%)
#   PulteGroup, Inc........................ 3,243,691 $   59,651,478            0.8%
#*  Toll Brothers, Inc..................... 1,615,831     44,112,186            0.6%
#   Wendy's Co. (The)...................... 2,548,979     27,681,912            0.4%
    Other Securities.......................              834,046,405           10.7%
                                                      --------------          ------
Total Consumer Discretionary...............              965,491,981           12.5%
                                                      --------------          ------
Consumer Staples -- (3.1%)
    Ingredion, Inc.........................   354,037     40,746,118            0.5%
    Pinnacle Foods, Inc....................   721,573     30,731,794            0.4%
#*  Post Holdings, Inc.....................   755,073     54,244,444            0.7%
    Other Securities.......................              143,585,061            1.9%
                                                      --------------          ------
Total Consumer Staples.....................              269,307,417            3.5%
                                                      --------------          ------
Energy -- (7.2%)
#   Helmerich & Payne, Inc.................   885,440     58,545,293            0.8%
*   Newfield Exploration Co................   809,365     29,339,481            0.4%
#   Patterson-UTI Energy, Inc.............. 1,467,463     28,982,394            0.4%
    Other Securities.......................              512,232,589            6.6%
                                                      --------------          ------
Total Energy...............................              629,099,757            8.2%
                                                      --------------          ------
Financials -- (23.1%)
    Allied World Assurance Co. Holdings AG.   787,105     28,005,196            0.4%
    American Financial Group, Inc..........   567,382     39,211,770            0.5%
    Assurant, Inc..........................   715,633     60,521,083            0.8%
    Assured Guaranty, Ltd.................. 1,174,815     30,392,464            0.4%
    Axis Capital Holdings, Ltd.............   720,075     38,358,395            0.5%
    Endurance Specialty Holdings, Ltd......   520,270     33,286,875            0.4%
#   Hanover Insurance Group, Inc. (The)....   293,477     25,168,588            0.3%
    Investors Bancorp, Inc................. 2,927,525     33,812,914            0.4%
    Old Republic International Corp........ 1,795,740     33,203,233            0.4%
#   PacWest Bancorp........................   759,885     30,380,202            0.4%
#   People's United Financial, Inc......... 2,975,454     46,119,537            0.6%
#   Prosperity Bancshares, Inc.............   504,558     26,625,526            0.4%
    Reinsurance Group of America, Inc......   491,494     46,800,059            0.6%
#   RenaissanceRe Holdings, Ltd............   350,778     38,904,788            0.5%
#   Umpqua Holdings Corp................... 1,961,372     31,048,519            0.4%
    Validus Holdings, Ltd..................   638,880     29,445,979            0.4%
#   WR Berkley Corp........................   546,312     30,593,472            0.4%
    Zions Bancorporation................... 1,832,160     50,421,043            0.7%
    Other Securities.......................            1,358,429,741           17.6%
                                                      --------------          ------
Total Financials...........................            2,010,729,384           26.1%
                                                      --------------          ------
Health Care -- (4.6%)
*   LifePoint Health, Inc..................   435,950     29,452,782            0.4%
    Other Securities.......................              371,945,194            4.8%
                                                      --------------          ------
Total Health Care..........................              401,397,976            5.2%
                                                      --------------          ------
Industrials -- (18.3%)
    ADT Corp. (The)........................ 1,312,983     55,119,026            0.7%
#*  AECOM.................................. 1,409,709     45,801,445            0.6%
#   AGCO Corp..............................   856,026     45,771,710            0.6%
    AMERCO.................................    78,430     27,607,360            0.4%
    Chicago Bridge & Iron Co. NV...........   654,400     26,339,600            0.3%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                        SHARES       VALUE+     OF NET ASSETS**
                                        ------       ------     ---------------
  Industrials -- (Continued)
  *    Jacobs Engineering Group, Inc.. 1,268,043 $   56,529,357            0.7%
  #*   Kirby Corp.....................   434,489     27,729,088            0.4%
       Owens Corning..................   744,538     34,300,866            0.4%
  #*   Quanta Services, Inc........... 1,241,879     29,457,370            0.4%
       Ryder System, Inc..............   400,103     27,575,099            0.4%
  #    Trinity Industries, Inc........ 1,554,911     30,336,314            0.4%
  #    Waste Connections, Inc.........   640,339     43,082,008            0.6%
       Other Securities...............            1,142,585,091           14.7%
                                                 --------------           -----
  Total Industrials...................            1,592,234,334           20.6%
                                                 --------------           -----
  Information Technology -- (11.8%)
  *    Arrow Electronics, Inc.........   803,639     49,905,982            0.7%
       Avnet, Inc..................... 1,231,625     50,644,420            0.7%
  *    First Solar, Inc...............   695,904     38,859,279            0.5%
       Ingram Micro, Inc. Class A..... 1,355,507     47,374,970            0.6%
       Other Securities...............              841,201,924           10.8%
                                                 --------------           -----
  Total Information Technology........            1,027,986,575           13.3%
                                                 --------------           -----
  Materials -- (6.4%)
       Airgas, Inc....................   324,745     46,256,678            0.6%
  #    Albemarle Corp.................   453,652     30,013,616            0.4%
       Reliance Steel & Aluminum Co...   690,878     51,104,246            0.7%
       Steel Dynamics, Inc............ 1,843,712     46,479,980            0.6%
       Other Securities...............              381,817,233            4.9%
                                                 --------------           -----
  Total Materials.....................              555,671,753            7.2%
                                                 --------------           -----
  Other -- (0.0%)
       Other Securities...............                       --            0.0%
                                                 --------------           -----
  Telecommunication Services -- (1.3%)
  #    Frontier Communications Corp... 9,001,366     50,047,595            0.7%
       Other Securities...............               67,191,335            0.8%
                                                 --------------           -----
  Total Telecommunication Services....              117,238,930            1.5%
                                                 --------------           -----
  Utilities -- (0.9%)
  #    UGI Corp.......................   668,383     26,895,732            0.4%
       Other Securities...............               47,284,546            0.6%
                                                 --------------           -----
  Total Utilities.....................               74,180,278            1.0%
                                                 --------------           -----
  TOTAL COMMON STOCKS.................            7,643,338,385           99.1%
                                                 --------------           -----

  RIGHTS/WARRANTS -- (0.0%)
       Other Securities...............                      927            0.0%
                                                 --------------           -----

                                         FACE
                                        AMOUNT
                                        ------         -               -
                                        (000)

  BONDS -- (0.0%)
  Health Care -- (0.0%)
       Other Securities...............                   34,382            0.0%
                                                 --------------           -----
  TOTAL INVESTMENT SECURITIES.........            7,643,373,694
                                                 --------------


U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                            SHARES       VALUE+     OF NET ASSETS**
                                                            ------       ------     ---------------

TEMPORARY CASH INVESTMENTS -- (1.0%)
      State Street Institutional Liquid Reserves, 0.455%. 90,311,754 $   90,311,754            1.2%
                                                                     --------------          ------

SECURITIES LENDING COLLATERAL -- (11.2%)
(S)@  DFA Short Term Investment Fund..................... 84,218,990    974,413,712           12.6%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $7,924,272,349)...................................            $8,708,099,160          112.9%
                                                                     ==============          ======

Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                  LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                               -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary...... $  965,491,981           --   --    $  965,491,981
  Consumer Staples............    269,307,417           --   --       269,307,417
  Energy......................    629,099,757           --   --       629,099,757
  Financials..................  2,010,729,384           --   --     2,010,729,384
  Health Care.................    401,397,976           --   --       401,397,976
  Industrials.................  1,592,234,334           --   --     1,592,234,334
  Information Technology......  1,027,986,575           --   --     1,027,986,575
  Materials...................    555,671,753           --   --       555,671,753
  Other.......................             --           --   --                --
  Telecommunication Services..    117,238,930           --   --       117,238,930
  Utilities...................     74,180,278           --   --        74,180,278
Rights/Warrants...............             -- $        927   --               927
Bonds
  Health Care.................             --       34,382   --            34,382
Temporary Cash Investments....     90,311,754           --   --        90,311,754
Securities Lending Collateral.             --  974,413,712   --       974,413,712
Futures Contracts**...........      2,420,645           --   --         2,420,645
                               -------------- ------------   --    --------------
TOTAL......................... $7,736,070,784 $974,449,021   --    $8,710,519,805
                               ============== ============   ==    ==============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                        U.S. SMALL CAP VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2016
                                  (UNAUDITED)

                                                                        PERCENTAGE
                                              SHARES       VALUE+     OF NET ASSETS**
                                              ------       ------     ---------------
COMMON STOCKS -- (85.9%)
Consumer Discretionary -- (12.6%)
#   Aaron's, Inc............................ 1,997,415 $   52,352,247            0.4%
#   Group 1 Automotive, Inc.................   849,486     55,930,158            0.5%
#*  Helen of Troy, Ltd......................   725,897     72,248,528            0.6%
#   Wendy's Co. (The)....................... 5,573,089     60,523,746            0.5%
    Other Securities........................            1,552,932,296           12.4%
                                                       --------------          ------
Total Consumer Discretionary................            1,793,986,975           14.4%
                                                       --------------          ------
Consumer Staples -- (3.5%)
#*  Darling Ingredients, Inc................ 3,696,918     53,568,342            0.4%
#   Fresh Del Monte Produce, Inc............ 1,819,097     78,694,136            0.6%
#*  Post Holdings, Inc...................... 1,084,458     77,907,463            0.6%
#*  Seaboard Corp...........................    18,550     55,705,650            0.5%
    Other Securities........................              232,929,424            1.9%
                                                       --------------          ------
Total Consumer Staples......................              498,805,015            4.0%
                                                       --------------          ------
Energy -- (8.8%)
#   Patterson-UTI Energy, Inc............... 5,206,407    102,826,538            0.8%
#   PBF Energy, Inc. Class A................ 1,699,824     54,700,336            0.4%
#*  PDC Energy, Inc......................... 1,594,850    100,140,631            0.8%
#   Rowan Cos. P.L.C. Class A............... 4,871,649     91,635,718            0.7%
#*  RSP Permian, Inc........................ 2,076,424     63,559,339            0.5%
    Other Securities........................              840,691,673            6.9%
                                                       --------------          ------
Total Energy................................            1,253,554,235           10.1%
                                                       --------------          ------
Financials -- (21.9%)
    Argo Group International Holdings, Ltd.. 1,097,999     60,357,005            0.5%
    Aspen Insurance Holdings, Ltd........... 2,052,573     95,136,759            0.8%
#   Associated Banc-Corp.................... 4,118,530     75,121,987            0.6%
#   CNO Financial Group, Inc................ 5,989,232    110,022,192            0.9%
    Endurance Specialty Holdings, Ltd....... 1,966,733    125,831,577            1.0%
#   First American Financial Corp........... 1,864,289     67,151,690            0.6%
#   Fulton Financial Corp................... 5,128,492     71,747,603            0.6%
#   Hanover Insurance Group, Inc. (The)..... 1,233,815    105,811,974            0.9%
#   Iberiabank Corp.........................   877,982     51,792,158            0.4%
#   Kemper Corp............................. 1,728,535     53,515,444            0.4%
#   MB Financial, Inc....................... 1,956,826     68,019,272            0.6%
#   Selective Insurance Group, Inc.......... 1,864,419     64,713,983            0.5%
#   Washington Federal, Inc................. 3,026,177     73,505,839            0.6%
#   Webster Financial Corp.................. 2,464,150     90,286,456            0.7%
#   Wintrust Financial Corp................. 1,612,369     83,875,435            0.7%
    Other Securities........................            1,929,627,233           15.3%
                                                       --------------          ------
Total Financials............................            3,126,516,607           25.1%
                                                       --------------          ------
Health Care -- (4.7%)
#*  Amsurg Corp.............................   844,604     68,396,032            0.5%
#*  LifePoint Health, Inc................... 1,329,027     89,789,064            0.7%
#*  Magellan Health, Inc....................   842,493     59,362,057            0.5%
#*  Prestige Brands Holdings, Inc........... 1,178,287     66,903,136            0.5%
    Other Securities........................              381,413,827            3.1%
                                                       --------------          ------
Total Health Care...........................              665,864,116            5.3%
                                                       --------------          ------

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                        PERCENTAGE
                                                            SHARES        VALUE+      OF NET ASSETS**
                                                            ------        ------      ---------------
Industrials -- (16.2%)
      AMERCO.............................................     324,342 $   114,168,384            0.9%
#     Covanta Holding Corp...............................   3,314,703      53,897,071            0.4%
#*    Esterline Technologies Corp........................   1,098,116      75,396,645            0.6%
#*    FTI Consulting, Inc................................   1,290,918      52,023,995            0.4%
#     GATX Corp..........................................   1,696,443      77,934,591            0.6%
#     Terex Corp.........................................   2,193,999      52,414,636            0.4%
      Other Securities...................................               1,879,731,201           15.2%
                                                                      ---------------          ------
Total Industrials........................................               2,305,566,523           18.5%
                                                                      ---------------          ------
Information Technology -- (12.1%)
#*    CACI International, Inc. Class A...................     858,360      82,531,314            0.7%
#     Convergys Corp.....................................   3,834,500     101,614,250            0.8%
*     Fairchild Semiconductor International, Inc.........   4,389,401      87,788,020            0.7%
#     MKS Instruments, Inc...............................   1,722,360      61,763,830            0.5%
*     Sanmina Corp.......................................   2,983,940      70,570,181            0.6%
#     SYNNEX Corp........................................   1,223,979     101,063,946            0.8%
#*    Tech Data Corp.....................................   1,052,415      72,290,386            0.6%
#     Vishay Intertechnology, Inc........................   5,014,564      60,977,098            0.5%
      Other Securities...................................               1,081,985,521            8.6%
                                                                      ---------------          ------
Total Information Technology.............................               1,720,584,546           13.8%
                                                                      ---------------          ------
Materials -- (5.3%)
#     Commercial Metals Co...............................   4,284,225      76,773,312            0.6%
      Domtar Corp........................................   1,761,459      68,062,776            0.6%
#*    Louisiana-Pacific Corp.............................   3,104,436      52,775,412            0.4%
#     Olin Corp..........................................   2,483,191      54,108,732            0.4%
      Other Securities...................................                 499,141,593            4.0%
                                                                      ---------------          ------
Total Materials..........................................                 750,861,825            6.0%
                                                                      ---------------          ------
Other -- (0.0%)
      Other Securities...................................                          --            0.0%
                                                                      ---------------          ------
Telecommunication Services -- (0.7%)
      Other Securities...................................                 104,667,330            0.8%
                                                                      ---------------          ------
Utilities -- (0.1%)
      Other Securities...................................                  23,234,419            0.2%
                                                                      ---------------          ------
TOTAL COMMON STOCKS......................................              12,243,641,591           98.2%
                                                                      ---------------          ------

PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
      Other Securities...................................                          --            0.0%
                                                                      ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                         468            0.0%
                                                                      ---------------          ------
TOTAL INVESTMENT SECURITIES..............................              12,243,642,059
                                                                      ---------------

TEMPORARY CASH INVESTMENTS -- (1.6%)
      State Street Institutional Liquid Reserves, 0.455%. 232,692,172     232,692,172            1.9%
                                                                      ---------------          ------

SECURITIES LENDING COLLATERAL -- (12.5%)
(S)@  DFA Short Term Investment Fund..................... 153,989,923   1,781,663,404           14.3%
                                                                      ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $12,211,751,656)...............................               $14,257,997,635          114.4%
                                                                      ===============          ======

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------------
                                   LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                               --------------- -------------- ------- ---------------
Common Stocks
  Consumer Discretionary...... $ 1,793,986,975             --   --    $ 1,793,986,975
  Consumer Staples............     498,805,015             --   --        498,805,015
  Energy......................   1,253,554,235             --   --      1,253,554,235
  Financials..................   3,126,516,607             --   --      3,126,516,607
  Health Care.................     665,864,116             --   --        665,864,116
  Industrials.................   2,305,566,523             --   --      2,305,566,523
  Information Technology......   1,720,584,546             --   --      1,720,584,546
  Materials...................     750,861,825             --   --        750,861,825
  Other.......................              --             --   --                 --
  Telecommunication Services..     104,667,330             --   --        104,667,330
  Utilities...................      23,234,419             --   --         23,234,419
Preferred Stocks
  Other.......................              --             --   --                 --
Rights/Warrants...............              -- $          468   --                468
Temporary Cash Investments....     232,692,172             --   --        232,692,172
Securities Lending Collateral.              --  1,781,663,404   --      1,781,663,404
Futures Contracts**...........       7,853,405             --   --          7,853,405
                               --------------- --------------   --    ---------------
TOTAL......................... $12,484,187,168 $1,781,663,872   --    $14,265,851,040
                               =============== ==============   ==    ===============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                         U.S. CORE EQUITY 1 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2016
                                  (UNAUDITED)

                                                                  PERCENTAGE
                                        SHARES       VALUE+     OF NET ASSETS**
                                        ------       ------     ---------------
COMMON STOCKS -- (90.1%)
Consumer Discretionary -- (14.7%)
*   Amazon.com, Inc...................   240,307 $  158,504,094            1.2%
    Comcast Corp. Class A............. 1,773,630    107,765,759            0.8%
    Home Depot, Inc. (The)............   756,178    101,244,672            0.7%
    Lowe's Cos., Inc..................   538,551     40,940,647            0.3%
    McDonald's Corp...................   530,776     67,137,856            0.5%
    Starbucks Corp....................   870,072     48,924,149            0.4%
    Walt Disney Co. (The).............   795,874     82,181,949            0.6%
    Other Securities..................            1,629,789,080           11.6%
                                                 --------------          ------
Total Consumer Discretionary..........            2,236,488,206           16.1%
                                                 --------------          ------
Consumer Staples -- (7.8%)
    Altria Group, Inc................. 1,091,456     68,445,206            0.5%
    Coca-Cola Co. (The)............... 2,038,454     91,322,739            0.7%
    CVS Health Corp...................   645,326     64,855,263            0.5%
    PepsiCo, Inc......................   803,748     82,753,894            0.6%
    Philip Morris International, Inc..   646,971     63,480,794            0.5%
    Procter & Gamble Co. (The)........ 1,072,417     85,922,050            0.6%
    Wal-Mart Stores, Inc.............. 1,111,725     74,341,051            0.5%
    Other Securities..................              653,778,733            4.6%
                                                 --------------          ------
Total Consumer Staples................            1,184,899,730            8.5%
                                                 --------------          ------
Energy -- (6.0%)
    Chevron Corp......................   901,839     92,149,909            0.7%
    Exxon Mobil Corp.................. 2,361,075    208,719,030            1.5%
    Schlumberger, Ltd.................   780,118     62,674,680            0.5%
    Other Securities..................              549,563,143            3.9%
                                                 --------------          ------
Total Energy..........................              913,106,762            6.6%
                                                 --------------          ------
Financials -- (13.1%)
    Bank of America Corp.............. 4,894,970     71,270,763            0.5%
*   Berkshire Hathaway, Inc. Class B..   771,527    112,241,748            0.8%
    Citigroup, Inc.................... 1,387,489     64,212,991            0.5%
    JPMorgan Chase & Co............... 1,895,254    119,780,053            0.9%
    Wells Fargo & Co.................. 2,490,425    124,471,441            0.9%
    Other Securities..................            1,512,248,536           10.8%
                                                 --------------          ------
Total Financials......................            2,004,225,532           14.4%
                                                 --------------          ------
Health Care -- (10.6%)
    AbbVie, Inc.......................   914,606     55,790,966            0.4%
    Amgen, Inc........................   294,780     46,663,674            0.3%
    Gilead Sciences, Inc..............   809,650     71,419,226            0.5%
    Johnson & Johnson................. 1,140,308    127,805,721            0.9%
    Merck & Co., Inc.................. 1,168,919     64,103,518            0.5%
    Pfizer, Inc....................... 2,719,755     88,963,186            0.7%
    UnitedHealth Group, Inc...........   463,186     60,992,332            0.5%
    Other Securities..................            1,099,732,934            7.8%
                                                 --------------          ------
Total Health Care.....................            1,615,471,557           11.6%
                                                 --------------          ------
Industrials -- (12.2%)
    3M Co.............................   353,746     59,210,005            0.4%
#   Boeing Co. (The)..................   368,258     49,641,178            0.4%
    General Electric Co............... 2,398,826     73,763,899            0.5%
    Honeywell International, Inc......   364,099     41,605,593            0.3%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                       PERCENTAGE
                                            SHARES       VALUE+      OF NET ASSETS**
                                            ------       ------      ---------------
Industrials -- (Continued)
    Union Pacific Corp....................   487,836 $    42,553,934            0.3%
    United Parcel Service, Inc. Class B...   403,892      42,436,932            0.3%
    United Technologies Corp..............   474,079      49,479,625            0.4%
    Other Securities......................             1,511,160,426           10.9%
                                                     ---------------          ------
Total Industrials.........................             1,869,851,592           13.5%
                                                     ---------------          ------
Information Technology -- (16.2%)
    Accenture P.L.C. Class A..............   360,274      40,682,140            0.3%
*   Alphabet, Inc. Class A................    89,302      63,215,100            0.5%
*   Alphabet, Inc. Class C................    94,832      65,719,524            0.5%
    Apple, Inc............................ 3,423,733     320,940,731            2.3%
    Cisco Systems, Inc.................... 2,715,644      74,653,054            0.5%
*   Facebook, Inc. Class A................   668,990      78,659,844            0.6%
    Intel Corp............................ 3,474,801     105,216,974            0.8%
    International Business Machines Corp..   533,338      77,835,348            0.6%
    MasterCard, Inc. Class A..............   568,036      55,093,812            0.4%
    Microsoft Corp........................ 3,823,147     190,660,341            1.4%
    Oracle Corp........................... 1,433,762      57,149,753            0.4%
#   Visa, Inc. Class A....................   737,983      57,001,807            0.4%
    Other Securities......................             1,287,040,287            9.1%
                                                     ---------------          ------
Total Information Technology..............             2,473,868,715           17.8%
                                                     ---------------          ------
Materials -- (4.1%)
    Other Securities......................               630,003,819            4.5%
                                                     ---------------          ------
Other -- (0.0%)
    Other Securities......................                        --            0.0%
                                                     ---------------          ------
Real Estate Investment Trusts -- (0.0%)
    Other Securities......................                 2,988,544            0.0%
                                                     ---------------          ------
Telecommunication Services -- (2.3%)
    AT&T, Inc............................. 3,704,290     143,800,538            1.0%
    Verizon Communications, Inc........... 2,493,148     127,000,959            0.9%
    Other Securities......................                82,117,892            0.6%
                                                     ---------------          ------
Total Telecommunication Services..........               352,919,389            2.5%
                                                     ---------------          ------
Utilities -- (3.1%)
    Other Securities......................               466,051,539            3.4%
                                                     ---------------          ------
TOTAL COMMON STOCKS.......................            13,749,875,385           98.9%
                                                     ---------------          ------

PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
    Other Securities......................                        --            0.0%
                                                     ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
    Other Securities......................                   288,597            0.0%
                                                     ---------------          ------

                                             FACE
                                            AMOUNT
                                            ------         -                -
                                            (000)
BONDS -- (0.0%)
Financials -- (0.0%)
    Other Securities......................                       468            0.0%
                                                     ---------------          ------

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                             FACE                       PERCENTAGE
                                                            AMOUNT        VALUE+      OF NET ASSETS**
                                                            ------        ------      ---------------
                                                            (000)
Health Care -- (0.0%)
      Other Securities...................................             $         1,684            0.0%
                                                                      ---------------          ------
TOTAL BONDS..............................................                       2,152            0.0%
                                                                      ---------------          ------
TOTAL INVESTMENT SECURITIES..............................              13,750,166,134
                                                                      ---------------

                                                            SHARES
                                                            ------          -                -
TEMPORARY CASH INVESTMENTS -- (1.0%)
      State Street Institutional Liquid Reserves, 0.455%. 145,442,452     145,442,452            1.0%
                                                                      ---------------          ------

SECURITIES LENDING COLLATERAL -- (8.9%)
(S)@  DFA Short Term Investment Fund..................... 117,912,148   1,364,243,558            9.9%
                                                                      ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $12,152,312,348)..................................             $15,259,852,144          109.8%
                                                                      ===============          ======

Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ------------------------------------------------------
                                     LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                                 --------------- -------------- ------- ---------------
Common Stocks
  Consumer Discretionary........ $ 2,236,434,663 $       53,543   --    $ 2,236,488,206
  Consumer Staples..............   1,184,899,730             --   --      1,184,899,730
  Energy........................     913,106,762             --   --        913,106,762
  Financials....................   2,004,225,532             --   --      2,004,225,532
  Health Care...................   1,615,471,557             --   --      1,615,471,557
  Industrials...................   1,869,851,592             --   --      1,869,851,592
  Information Technology........   2,473,868,715             --   --      2,473,868,715
  Materials.....................     630,003,819             --   --        630,003,819
  Other.........................              --             --   --                 --
  Real Estate Investment Trusts.       2,988,544             --   --          2,988,544
  Telecommunication Services....     352,919,389             --   --        352,919,389
  Utilities.....................     466,051,539             --   --        466,051,539
Preferred Stocks
  Other.........................              --             --   --                 --
  Rights/Warrants...............              --        288,597   --            288,597
Bonds
  Financials....................              --            468   --                468
  Health Care...................              --          1,684   --              1,684
Temporary Cash Investments......     145,442,452             --   --        145,442,452
Securities Lending Collateral...              --  1,364,243,558   --      1,364,243,558
Futures Contracts**.............       3,531,760             --   --          3,531,760
                                 --------------- --------------   --    ---------------
TOTAL........................... $13,898,796,054 $1,364,587,850   --    $15,263,383,904
                                 =============== ==============   ==    ===============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                         U.S. CORE EQUITY 2 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2016
                                  (UNAUDITED)

                                                                     PERCENTAGE
                                           SHARES       VALUE+     OF NET ASSETS**
                                           ------       ------     ---------------
COMMON STOCKS -- (89.4%)
Consumer Discretionary -- (13.4%)
*   Amazon.com, Inc......................    79,998 $   52,765,881            0.3%
    Comcast Corp. Class A................ 2,576,504    156,548,383            1.0%
    Ford Motor Co........................ 3,747,421     50,815,029            0.3%
    Time Warner Cable, Inc...............   205,377     43,562,515            0.3%
    Time Warner, Inc.....................   819,384     61,568,514            0.4%
    Walt Disney Co. (The)................   788,924     81,464,292            0.5%
    Other Securities.....................            1,898,115,394           12.1%
                                                    --------------          ------
Total Consumer Discretionary.............            2,344,840,008           14.9%
                                                    --------------          ------
Consumer Staples -- (6.7%)
    Coca-Cola Co. (The).................. 1,076,563     48,230,022            0.3%
    CVS Health Corp......................   926,557     93,118,979            0.6%
    Mondelez International, Inc. Class A. 1,251,565     53,767,232            0.3%
    PepsiCo, Inc.........................   441,915     45,499,568            0.3%
    Procter & Gamble Co. (The)........... 1,622,423    129,988,531            0.8%
    Wal-Mart Stores, Inc................. 1,521,016    101,710,340            0.7%
    Walgreens Boots Alliance, Inc........   544,530     43,170,338            0.3%
    Other Securities.....................              654,880,650            4.1%
                                                    --------------          ------
Total Consumer Staples...................            1,170,365,660            7.4%
                                                    --------------          ------
Energy -- (7.3%)
    Chevron Corp.........................   886,815     90,614,757            0.6%
    EOG Resources, Inc...................   483,369     39,935,947            0.3%
    Exxon Mobil Corp..................... 3,452,202    305,174,657            1.9%
    Schlumberger, Ltd.................... 1,176,167     94,493,257            0.6%
    Other Securities.....................              734,809,245            4.6%
                                                    --------------          ------
Total Energy.............................            1,265,027,863            8.0%
                                                    --------------          ------
Financials -- (14.9%)
    American Express Co..................   820,191     53,665,097            0.3%
    Bank of America Corp................. 4,318,089     62,871,376            0.4%
*   Berkshire Hathaway, Inc. Class B.....   385,401     56,068,137            0.4%
    Citigroup, Inc....................... 1,299,154     60,124,847            0.4%
    JPMorgan Chase & Co.................. 2,517,017    159,075,474            1.0%
*   Synchrony Financial.................. 1,327,569     40,583,784            0.3%
    U.S. Bancorp......................... 1,047,909     44,735,235            0.3%
    Wells Fargo & Co..................... 3,311,925    165,530,011            1.1%
    Other Securities.....................            1,960,949,825           12.3%
                                                    --------------          ------
Total Financials.........................            2,603,603,786           16.5%
                                                    --------------          ------
Health Care -- (9.9%)
*   Allergan P.L.C.......................   178,521     38,660,508            0.3%
    Amgen, Inc...........................   270,507     42,821,258            0.3%
*   Express Scripts Holding Co...........   551,540     40,665,044            0.3%
    Johnson & Johnson.................... 1,171,060    131,252,405            0.8%
    Medtronic P.L.C......................   592,143     46,868,118            0.3%
    Merck & Co., Inc..................... 1,166,009     63,943,934            0.4%
    Pfizer, Inc.......................... 3,930,794    128,576,272            0.8%
    UnitedHealth Group, Inc..............   576,403     75,900,747            0.5%
    Other Securities.....................            1,159,090,619            7.2%
                                                    --------------          ------
Total Health Care........................            1,727,778,905           10.9%
                                                    --------------          ------

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                PERCENTAGE
                                     SHARES       VALUE+      OF NET ASSETS**
                                     ------       ------      ---------------
  Industrials -- (13.0%)
  #   Caterpillar, Inc.............   543,284 $    42,224,032            0.3%
      FedEx Corp...................   251,048      41,450,535            0.3%
      General Electric Co.......... 3,748,360     115,262,070            0.7%
      Union Pacific Corp...........   692,103      60,372,145            0.4%
      United Technologies Corp.....   628,226      65,567,948            0.4%
      Other Securities.............             1,946,051,448           12.3%
                                              ---------------          ------
  Total Industrials................             2,270,928,178           14.4%
                                              ---------------          ------
  Information Technology -- (15.1%)
  *   Alphabet, Inc. Class A.......    81,193      57,474,901            0.4%
  *   Alphabet, Inc. Class C.......    86,171      59,717,365            0.4%
      Apple, Inc................... 3,294,240     308,802,058            2.0%
      Cisco Systems, Inc........... 3,743,259     102,902,190            0.7%
      Intel Corp................... 5,001,878     151,456,866            1.0%
      Microsoft Corp............... 3,539,615     176,520,600            1.1%
      Oracle Corp.................. 1,315,382      52,431,127            0.3%
      QUALCOMM, Inc................   929,225      46,944,447            0.3%
  #   Visa, Inc. Class A...........   547,188      42,264,801            0.3%
      Other Securities.............             1,638,714,164           10.2%
                                              ---------------          ------
  Total Information Technology.....             2,637,228,519           16.7%
                                              ---------------          ------
  Materials -- (4.4%)
      Dow Chemical Co. (The).......   878,752      46,231,143            0.3%
      Other Securities.............               715,783,970            4.5%
                                              ---------------          ------
  Total Materials..................               762,015,113            4.8%
                                              ---------------          ------
  Other -- (0.0%)
      Other Securities.............                        --            0.0%
                                              ---------------          ------
  Real Estate Investment Trusts -- (0.0%)
      Other Securities.............                 4,018,165            0.0%
                                              ---------------          ------
  Telecommunication Services -- (2.6%)
      AT&T, Inc.................... 5,603,692     217,535,323            1.4%
      Verizon Communications, Inc.. 2,410,985     122,815,576            0.8%
      Other Securities.............               113,512,339            0.7%
                                              ---------------          ------
  Total Telecommunication Services.               453,863,238            2.9%
                                              ---------------          ------
  Utilities -- (2.1%)
      Other Securities.............               373,926,450            2.4%
                                              ---------------          ------
  TOTAL COMMON STOCKS..............            15,613,595,885           98.9%
                                              ---------------          ------

  PREFERRED STOCKS -- (0.0%)
  Other -- (0.0%)
      Other Securities.............                        --            0.0%
                                              ---------------          ------

  RIGHTS/WARRANTS -- (0.0%)
      Other Securities.............                   316,396            0.0%
                                              ---------------          ------

                                      FACE
                                     AMOUNT
                                     ------         -                -
                                     (000)
  BONDS -- (0.0%)
  Financials -- (0.0%)
      Other Securities.............                     1,092            0.0%
                                              ---------------          ------

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                             FACE                       PERCENTAGE
                                                            AMOUNT        VALUE+      OF NET ASSETS**
                                                            ------        ------      ---------------
                                                            (000)
Health Care -- (0.0%)
      Other Securities...................................             $        15,560            0.0%
                                                                      ---------------          ------
TOTAL BONDS..............................................                      16,652            0.0%
                                                                      ---------------          ------
TOTAL INVESTMENT SECURITIES..............................              15,613,928,933
                                                                      ---------------

                                                            SHARES
                                                            ------          -                -
TEMPORARY CASH INVESTMENTS -- (1.0%)
      State Street Institutional Liquid Reserves, 0.455%. 176,554,693     176,554,693            1.1%
                                                                      ---------------          ------

SECURITIES LENDING COLLATERAL -- (9.6%)
(S)@  DFA Short Term Investment Fund..................... 144,426,688   1,671,016,782           10.6%
                                                                      ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $13,620,512,518)...............................               $17,461,500,408          110.6%
                                                                      ===============          ======

Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ------------------------------------------------------
                                     LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                                 --------------- -------------- ------- ---------------
Common Stocks
  Consumer Discretionary........ $ 2,344,722,913 $      117,095   --    $ 2,344,840,008
  Consumer Staples..............   1,170,365,660             --   --      1,170,365,660
  Energy........................   1,265,027,863             --   --      1,265,027,863
  Financials....................   2,603,603,786             --   --      2,603,603,786
  Health Care...................   1,727,778,905             --   --      1,727,778,905
  Industrials...................   2,270,928,178             --   --      2,270,928,178
  Information Technology........   2,637,228,519             --   --      2,637,228,519
  Materials.....................     762,015,113             --   --        762,015,113
  Other.........................              --             --   --                 --
  Real Estate Investment Trusts.       4,018,165             --   --          4,018,165
  Telecommunication Services....     453,863,238             --   --        453,863,238
  Utilities.....................     373,926,450             --   --        373,926,450
Preferred Stocks
  Other.........................              --             --   --                 --
Rights/Warrants.................              --        316,396   --            316,396
Bonds
  Financials....................              --          1,092   --              1,092
  Health Care...................              --         15,560   --             15,560
Temporary Cash Investments......     176,554,693             --   --        176,554,693
Securities Lending Collateral...              --  1,671,016,782   --      1,671,016,782
Futures Contracts**.............       3,968,270             --   --          3,968,270
                                 --------------- --------------   --    ---------------
TOTAL........................... $15,794,001,753 $1,671,466,925   --    $17,465,468,678
                                 =============== ==============   ==    ===============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                         U.S. VECTOR EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2016
                                  (UNAUDITED)

                                                                  PERCENTAGE
                                          SHARES      VALUE+    OF NET ASSETS**
                                          ------      ------    ---------------
 COMMON STOCKS -- (88.1%)
 Consumer Discretionary -- (12.8%)
     Comcast Corp. Class A..............   492,620 $ 29,931,591            0.8%
     General Motors Co..................   301,169    9,577,174            0.3%
     Kohl's Corp........................   151,862    6,727,487            0.2%
     Time Warner, Inc...................    94,912    7,131,688            0.2%
     Walt Disney Co. (The)..............   118,253   12,210,805            0.3%
     Other Securities...................            465,089,879           12.6%
                                                   ------------          ------
 Total Consumer Discretionary...........            530,668,624           14.4%
                                                   ------------          ------
 Consumer Staples -- (4.4%)
     CVS Health Corp....................   102,304   10,281,552            0.3%
     JM Smucker Co. (The)...............    60,483    7,680,131            0.2%
     Procter & Gamble Co. (The).........   117,650    9,426,118            0.3%
     Tyson Foods, Inc. Class A..........   134,859    8,876,419            0.3%
     Wal-Mart Stores, Inc...............   157,202   10,512,098            0.3%
     Other Securities...................            135,316,627            3.5%
                                                   ------------          ------
 Total Consumer Staples.................            182,092,945            4.9%
                                                   ------------          ------
 Energy -- (7.6%)
     Chevron Corp.......................   234,198   23,930,352            0.7%
     ConocoPhillips.....................   160,246    7,658,156            0.2%
     Exxon Mobil Corp...................   602,772   53,285,045            1.5%
     Phillips 66........................    85,158    6,992,323            0.2%
     Schlumberger, Ltd..................   118,930    9,554,836            0.3%
     Tesoro Corp........................   117,828    9,389,713            0.3%
     Valero Energy Corp.................   125,201    7,370,583            0.2%
     Other Securities...................            196,919,494            5.1%
                                                   ------------          ------
 Total Energy...........................            315,100,502            8.5%
                                                   ------------          ------
 Financials -- (21.1%)
     American International Group, Inc..   128,798    7,189,504            0.2%
     Bank of America Corp............... 1,204,998   17,544,771            0.5%
     Chubb, Ltd.........................    58,676    6,915,553            0.2%
     Citigroup, Inc.....................   374,753   17,343,569            0.5%
     Fifth Third Bancorp................   403,189    7,382,391            0.2%
     Goldman Sachs Group, Inc. (The)....    49,450    8,115,239            0.2%
     JPMorgan Chase & Co................   536,613   33,913,942            0.9%
     Travelers Cos., Inc. (The).........    66,684    7,328,572            0.2%
     Wells Fargo & Co...................   700,957   35,033,831            1.0%
     Other Securities...................            738,232,916           19.9%
                                                   ------------          ------
 Total Financials.......................            879,000,288           23.8%
                                                   ------------          ------
 Health Care -- (7.1%)
 *   Allergan P.L.C.....................    38,459    8,328,681            0.2%
     Anthem, Inc........................    51,610    7,265,140            0.2%
     Johnson & Johnson..................    96,154   10,776,940            0.3%
     Merck & Co., Inc...................   149,737    8,211,577            0.2%
     Pfizer, Inc........................   459,005   15,014,054            0.4%
     UnitedHealth Group, Inc............    73,435    9,669,921            0.3%
     Other Securities...................            237,035,013            6.4%
                                                   ------------          ------
 Total Health Care......................            296,301,326            8.0%
                                                   ------------          ------

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                PERCENTAGE
                                      SHARES       VALUE+     OF NET ASSETS**
                                      ------       ------     ---------------
  Industrials -- (14.2%)
      ADT Corp. (The)...............   242,523 $   10,181,116            0.3%
      General Electric Co...........   493,793     15,184,135            0.4%
      Union Pacific Corp............    83,333      7,269,138            0.2%
  *   United Rentals, Inc...........   128,450      8,597,158            0.2%
      United Technologies Corp......    68,756      7,176,064            0.2%
      Other Securities..............              540,244,050           14.6%
                                               --------------          ------
  Total Industrials.................              588,651,661           15.9%
                                               --------------          ------
  Information Technology -- (12.2%)
      Apple, Inc....................   324,073     30,378,603            0.8%
      Cisco Systems, Inc............   438,509     12,054,612            0.3%
      Intel Corp....................   578,019     17,502,415            0.5%
      Microsoft Corp................   278,222     13,874,931            0.4%
  #   Visa, Inc. Class A............   116,012      8,960,767            0.3%
      Other Securities..............              425,310,985           11.5%
                                               --------------          ------
  Total Information Technology......              508,082,313           13.8%
                                               --------------          ------
  Materials -- (5.0%)
  #   Alcoa, Inc....................   604,988      6,757,716            0.2%
      Newmont Mining Corp...........   252,066      8,814,748            0.2%
      Nucor Corp....................   158,273      7,878,830            0.2%
      Reliance Steel & Aluminum Co..    95,563      7,068,795            0.2%
      Other Securities..............              177,487,180            4.8%
                                               --------------          ------
  Total Materials...................              208,007,269            5.6%
                                               --------------          ------
  Other -- (0.0%)
      Other Securities..............                       --            0.0%
                                               --------------          ------
  Real Estate Investment Trusts -- (0.0%)
      Other Securities..............                  885,642            0.0%
                                               --------------          ------
  Telecommunication Services -- (2.4%)
      AT&T, Inc..................... 1,197,322     46,480,040            1.3%
      CenturyLink, Inc..............   378,513     11,714,977            0.3%
      Verizon Communications, Inc...   259,639     13,226,011            0.4%
      Other Securities..............               29,480,899            0.8%
                                               --------------          ------
  Total Telecommunication Services..              100,901,927            2.8%
                                               --------------          ------
  Utilities -- (1.3%)
      UGI Corp......................   221,969      8,932,033            0.3%
      Other Securities..............               43,876,721            1.1%
                                               --------------          ------
  Total Utilities...................               52,808,754            1.4%
                                               --------------          ------
  TOTAL COMMON STOCKS...............            3,662,501,251           99.1%
                                               --------------          ------

  RIGHTS/WARRANTS -- (0.0%)
      Other Securities..............                   61,999            0.0%
                                               --------------          ------

                                       FACE
                                      AMOUNT
                                      ------         -               -
                                      (000)
  BONDS -- (0.0%)
  Financials -- (0.0%)
      Other Securities..............                      240            0.0%
                                               --------------          ------

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             FACE                     PERCENTAGE
                                                            AMOUNT       VALUE+     OF NET ASSETS**
                                                            ------       ------     ---------------
                                                            (000)
Health Care -- (0.0%)
      Other Securities...................................            $       22,832            0.0%
                                                                     --------------          ------
TOTAL BONDS..............................................                    23,072            0.0%
                                                                     --------------          ------
TOTAL INVESTMENT SECURITIES..............................             3,662,586,322
                                                                     --------------

                                                            SHARES
                                                            ------         -               -
TEMPORARY CASH INVESTMENTS -- (0.9%)
      State Street Institutional Liquid Reserves, 0.455%. 38,305,931     38,305,931            1.0%
                                                                     --------------          ------

SECURITIES LENDING COLLATERAL -- (11.0%)
(S)@  DFA Short Term Investment Fund..................... 39,313,122    454,852,818           12.3%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
      (Cost $3,314,303,726)..............................            $4,155,745,071          112.4%
                                                                     ==============          ======

Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 --------------------------------------------------
                                    LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                 -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary........ $  530,648,307 $     20,317   --    $  530,668,624
  Consumer Staples..............    182,092,945           --   --       182,092,945
  Energy........................    315,100,502           --   --       315,100,502
  Financials....................    879,000,288           --   --       879,000,288
  Health Care...................    296,301,326           --   --       296,301,326
  Industrials...................    588,651,661           --   --       588,651,661
  Information Technology........    508,082,313           --   --       508,082,313
  Materials.....................    208,007,269           --   --       208,007,269
  Other.........................             --           --   --                --
  Real Estate Investment Trusts.        885,642           --   --           885,642
  Telecommunication Services....    100,901,927           --   --       100,901,927
  Utilities.....................     52,808,754           --   --        52,808,754
Rights/Warrants.................             --       61,999   --            61,999
Bonds
  Financials....................             --          240   --               240
  Health Care...................             --       22,832   --            22,832
Temporary Cash Investments......     38,305,931           --   --        38,305,931
Securities Lending Collateral...             --  454,852,818   --       454,852,818
Futures Contracts**.............        912,702           --   --           912,702
                                 -------------- ------------   --    --------------
TOTAL........................... $3,701,699,567 $454,958,206   --    $4,156,657,773
                                 ============== ============   ==    ==============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                           U.S. SMALL CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2016
                                  (UNAUDITED)

                                                                               PERCENTAGE
                                                     SHARES       VALUE+     OF NET ASSETS**
                                                     ------       ------     ---------------
COMMON STOCKS -- (83.1%)
Consumer Discretionary -- (14.7%)
#   Cracker Barrel Old Country Store, Inc..........   208,527 $   30,530,438            0.3%
#   CST Brands, Inc................................   734,964     27,759,590            0.2%
#*  Helen of Troy, Ltd.............................   283,241     28,190,977            0.2%
#   Pool Corp......................................   361,310     31,582,107            0.3%
#*  Tenneco, Inc...................................   514,186     27,406,114            0.2%
#   Texas Roadhouse, Inc...........................   670,715     27,311,515            0.2%
#   Thor Industries, Inc...........................   471,347     30,175,635            0.3%
#   Tupperware Brands Corp.........................   479,155     27,824,531            0.2%
#   Vail Resorts, Inc..............................   229,928     29,807,866            0.3%
#   Wendy's Co. (The).............................. 2,658,346     28,869,638            0.3%
    Other Securities...............................            1,789,137,516           15.0%
                                                              --------------          ------
Total Consumer Discretionary.......................            2,078,595,927           17.5%
                                                              --------------          ------
Consumer Staples -- (3.5%)
#   Lancaster Colony Corp..........................   253,716     29,557,914            0.3%
#*  Post Holdings, Inc.............................   381,461     27,404,158            0.2%
    Other Securities...............................              443,204,667            3.7%
                                                              --------------          ------
Total Consumer Staples.............................              500,166,739            4.2%
                                                              --------------          ------
Energy -- (3.2%)
#   Patterson-UTI Energy, Inc...................... 1,368,035     27,018,691            0.2%
    Other Securities...............................              427,579,110            3.6%
                                                              --------------          ------
Total Energy.......................................              454,597,801            3.8%
                                                              --------------          ------
Financials -- (16.2%)
#   Bank of Hawaii Corp............................   414,146     28,331,728            0.2%
#   First Horizon National Corp.................... 1,943,918     27,370,365            0.2%
    FNB Corp....................................... 2,065,648     27,307,867            0.2%
    Hanover Insurance Group, Inc. (The)............   334,899     28,720,938            0.3%
#   Home BancShares, Inc...........................   671,250     28,857,037            0.3%
#   MarketAxess Holdings, Inc......................   284,264     34,896,249            0.3%
#   PrivateBancorp, Inc............................   716,638     29,819,307            0.3%
#   RLI Corp.......................................   430,322     26,757,422            0.2%
#   UMB Financial Corp.............................   476,901     26,587,231            0.2%
*   Western Alliance Bancorp.......................   785,132     28,720,129            0.3%
    Other Securities...............................            1,997,657,057           16.8%
                                                              --------------          ------
Total Financials...................................            2,285,025,330           19.3%
                                                              --------------          ------
Health Care -- (7.5%)
#   Cantel Medical Corp............................   397,773     26,646,813            0.2%
*   Charles River Laboratories International, Inc..   351,864     27,892,259            0.2%
*   LifePoint Health, Inc..........................   404,620     27,336,127            0.2%
#*  Prestige Brands Holdings, Inc..................   528,257     29,994,432            0.3%
    Other Securities...............................              946,889,051            8.0%
                                                              --------------          ------
Total Health Care..................................            1,058,758,682            8.9%
                                                              --------------          ------
Industrials -- (14.9%)
#   CLARCOR, Inc...................................   466,037     27,388,994            0.2%
#   Deluxe Corp....................................   463,334     29,088,109            0.3%
    EMCOR Group, Inc...............................   588,832     28,546,575            0.2%
#   Valmont Industries, Inc........................   222,670     31,258,415            0.3%
    Other Securities...............................            1,994,524,597           16.8%
                                                              --------------          ------
Total Industrials..................................            2,110,806,690           17.8%
                                                              --------------          ------

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                    PERCENTAGE
                                          SHARES      VALUE+      OF NET ASSETS**
                                          ------      ------      ---------------
  Information Technology -- (14.2%)
  #     Blackbaud, Inc................... 454,126 $    28,051,363            0.2%
  #*    Cimpress NV...................... 308,264      27,087,158            0.2%
  #*    EPAM Systems, Inc................ 409,203      29,843,175            0.3%
  #*    Euronet Worldwide, Inc........... 420,188      32,396,495            0.3%
  #     Fair Isaac Corp.................. 256,448      27,365,566            0.2%
  #     j2 Global, Inc................... 432,468      27,470,367            0.2%
  #*    ViaSat, Inc...................... 383,558      29,418,899            0.3%
        Other Securities.................           1,808,910,384           15.2%
                                                  ---------------          ------
  Total Information Technology...........           2,010,543,407           16.9%
                                                  ---------------          ------
  Materials -- (4.2%)
  #     PolyOne Corp..................... 793,039      28,533,543            0.2%
        Sensient Technologies Corp....... 431,359      29,008,893            0.3%
        Other Securities.................             540,244,334            4.5%
                                                  ---------------          ------
  Total Materials........................             597,786,770            5.0%
                                                  ---------------          ------
  Other -- (0.0%)
        Other Securities.................                      --            0.0%
                                                  ---------------          ------
  Real Estate Investment Trusts -- (0.0%)
        Other Securities.................               2,935,761            0.0%
                                                  ---------------          ------
  Telecommunication Services -- (0.8%)
        Other Securities.................             116,626,424            1.0%
                                                  ---------------          ------
  Utilities -- (3.9%)
  #     Black Hills Corp................. 493,078      29,875,596            0.3%
  #     IDACORP, Inc..................... 394,859      28,718,095            0.3%
  #     New Jersey Resources Corp........ 789,721      28,177,245            0.2%
  #     NorthWestern Corp................ 471,107      26,777,722            0.2%
  #     ONE Gas, Inc..................... 480,605      28,100,974            0.2%
        Piedmont Natural Gas Co., Inc.... 492,406      29,445,879            0.3%
        Portland General Electric Co..... 690,542      27,428,328            0.2%
        Southwest Gas Corp............... 436,198      28,313,612            0.2%
  #     Spire, Inc....................... 428,728      27,421,443            0.2%
  #     WGL Holdings, Inc................ 427,325      29,011,094            0.3%
        Other Securities.................             264,617,172            2.2%
                                                  ---------------          ------
  Total Utilities........................             547,887,160            4.6%
                                                  ---------------          ------
  TOTAL COMMON STOCKS....................          11,763,730,691           99.0%
                                                  ---------------          ------

  PREFERRED STOCKS -- (0.0%)
  Other -- (0.0%)
        Other Securities.................                      --            0.0%
                                                  ---------------          ------

  RIGHTS/WARRANTS -- (0.0%)
        Other Securities.................                   5,257            0.0%
                                                  ---------------          ------

                                           FACE
                                          AMOUNT
                                          ------        -                -
                                          (000)
  BONDS -- (0.0%)
  Financials -- (0.0%)
        Other Securities.................                   2,027            0.0%
                                                  ---------------          ------
  Health Care -- (0.0%)
        Other Securities.................                  48,071            0.0%
                                                  ---------------          ------
  TOTAL BONDS............................                  50,098            0.0%
                                                  ---------------          ------
  TOTAL INVESTMENT SECURITIES............          11,763,786,046
                                                  ---------------

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                        PERCENTAGE
                                                            SHARES        VALUE+      OF NET ASSETS**
                                                            ------        ------      ---------------
TEMPORARY CASH INVESTMENTS -- (1.0%)
      State Street Institutional Liquid Reserves, 0.455%. 147,100,614 $   147,100,614            1.2%
                                                                      ---------------          ------
SECURITIES LENDING COLLATERAL -- (15.9%)
(S)@  DFA Short Term Investment Fund..................... 194,586,049   2,251,360,585           19.0%
                                                                      ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $12,292,426,878)...............................               $14,162,247,245          119.2%
                                                                      ===============          ======

Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ------------------------------------------------------
                                     LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                                 --------------- -------------- ------- ---------------
Common Stocks
Consumer Discretionary.......... $ 2,078,586,323 $        9,604   --    $ 2,078,595,927
  Consumer Staples..............     500,166,739             --   --        500,166,739
  Energy........................     454,584,173         13,628   --        454,597,801
  Financials....................   2,285,025,330             --   --      2,285,025,330
  Health Care...................   1,058,758,682             --   --      1,058,758,682
  Industrials...................   2,110,806,690             --   --      2,110,806,690
  Information Technology........   2,010,543,407             --   --      2,010,543,407
  Materials.....................     597,786,770             --   --        597,786,770
  Other.........................              --             --   --                 --
  Real Estate Investment Trusts.       2,935,761             --   --          2,935,761
  Telecommunication Services....     116,626,424             --   --        116,626,424
  Utilities.....................     547,887,160             --   --        547,887,160
Preferred Stocks
  Other.........................              --             --   --                 --
Rights/Warrants.................              --          5,257   --              5,257
Bonds
  Financials....................              --          2,027   --              2,027
  Health Care...................              --         48,071   --             48,071
Temporary Cash Investments......     147,100,614             --   --        147,100,614
Securities Lending Collateral...              --  2,251,360,585   --      2,251,360,585
Futures Contracts**.............       5,063,656             --   --          5,063,656
                                 --------------- --------------   --    ---------------
TOTAL........................... $11,915,871,729 $2,251,439,172   --    $14,167,310,901
                                 =============== ==============   ==    ===============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                           U.S. MICRO CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2016
                                  (UNAUDITED)

                                                                     PERCENTAGE
                                              SHARES     VALUE+    OF NET ASSETS**
                                              ------     ------    ---------------
COMMON STOCKS -- (86.0%)
Consumer Discretionary -- (14.5%)
#*  BJ's Restaurants, Inc.................... 296,368 $ 13,218,013            0.3%
#   Children's Place, Inc. (The)............. 251,866   19,622,880            0.4%
#   Core-Mark Holding Co., Inc............... 213,399   17,426,162            0.4%
    Drew Industries, Inc..................... 254,564   16,503,384            0.3%
#*  Gentherm, Inc............................ 375,676   13,802,336            0.3%
#*  Helen of Troy, Ltd....................... 162,124   16,136,202            0.3%
#*  Krispy Kreme Doughnuts, Inc.............. 750,994   13,074,806            0.3%
    La-Z-Boy, Inc............................ 582,277   15,063,506            0.3%
#   Nexstar Broadcasting Group, Inc. Class A. 288,613   14,814,505            0.3%
#*  Popeyes Louisiana Kitchen, Inc........... 268,854   14,453,591            0.3%
#   Sonic Corp............................... 598,492   20,570,170            0.4%
    Other Securities.........................          651,364,989           13.1%
                                                      ------------           -----
Total Consumer Discretionary.................          826,050,544           16.7%
                                                      ------------           -----
Consumer Staples -- (3.2%)
#*  National Beverage Corp................... 396,141   18,515,630            0.4%
#*  USANA Health Sciences, Inc............... 129,318   15,316,424            0.3%
#   WD-40 Co................................. 167,039   17,088,090            0.4%
    Other Securities.........................          134,225,677            2.6%
                                                      ------------           -----
Total Consumer Staples.......................          185,145,821            3.7%
                                                      ------------           -----
Energy -- (1.7%)
    Other Securities.........................           95,681,499            1.9%
                                                      ------------           -----
Financials -- (17.4%)
#   BBCN Bancorp, Inc........................ 851,644   13,302,679            0.3%
#*  BofI Holding, Inc........................ 689,616   14,047,478            0.3%
#   Community Bank System, Inc............... 328,690   13,006,263            0.3%
#   FBL Financial Group, Inc. Class A........ 266,223   16,098,505            0.3%
    First Midwest Bancorp, Inc............... 726,841   13,432,022            0.3%
    Horace Mann Educators Corp............... 408,077   12,691,195            0.3%
    Other Securities.........................          905,952,591           18.2%
                                                      ------------           -----
Total Financials.............................          988,530,733           20.0%
                                                      ------------           -----
Health Care -- (9.1%)
#*  AMN Healthcare Services, Inc............. 494,764   17,569,070            0.4%
#*  Cambrex Corp............................. 360,586   17,394,669            0.4%
#   Cantel Medical Corp...................... 278,932   18,685,655            0.4%
#*  Cynosure, Inc. Class A................... 258,990   12,674,971            0.3%
#*  Emergent Biosolutions, Inc............... 415,388   16,000,746            0.3%
*   ICU Medical, Inc......................... 178,732   17,755,237            0.4%
    Other Securities.........................          419,736,478            8.3%
                                                      ------------           -----
Total Health Care............................          519,816,826           10.5%
                                                      ------------           -----
Industrials -- (18.6%)
#   AAON, Inc................................ 612,931   16,254,930            0.3%
#*  American Woodmark Corp................... 186,252   13,566,596            0.3%
#   Apogee Enterprises, Inc.................. 334,904   13,878,422            0.3%
    AZZ, Inc................................. 286,343   15,725,958            0.3%
#   EnPro Industries, Inc.................... 223,751   13,107,334            0.3%
#   Exponent, Inc............................ 288,685   14,388,060            0.3%
#   Forward Air Corp......................... 310,472   14,151,314            0.3%
    G&K Services, Inc. Class A............... 216,109   15,268,101            0.3%
#*  Hawaiian Holdings, Inc................... 590,692   24,850,412            0.5%
    Insperity, Inc........................... 269,097   14,200,249            0.3%

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                     PERCENTAGE
                                           SHARES       VALUE+     OF NET ASSETS**
                                           ------       ------     ---------------
Industrials -- (Continued)
#   John Bean Technologies Corp..........   302,609 $   15,778,033            0.3%
    Mueller Water Products, Inc. Class A. 1,715,790     18,444,742            0.4%
#*  RBC Bearings, Inc....................   176,597     12,944,560            0.3%
#*  Trex Co., Inc........................   296,139     14,051,796            0.3%
    Other Securities.....................              840,205,398           16.9%
                                                    --------------           -----
Total Industrials........................            1,056,815,905           21.4%
                                                    --------------           -----
Information Technology -- (13.1%)
#   CSG Systems International, Inc.......   364,785     16,189,158            0.3%
*   ExlService Holdings, Inc.............   342,470     16,572,123            0.3%
    Methode Electronics, Inc.............   456,176     13,562,112            0.3%
    Other Securities.....................              699,131,328           14.2%
                                                    --------------           -----
Total Information Technology.............              745,454,721           15.1%
                                                    --------------           -----
Materials -- (4.7%)
#*  Headwaters, Inc......................   788,676     15,781,407            0.3%
    Kaiser Aluminum Corp.................   168,635     15,991,657            0.3%
    Other Securities.....................              234,009,565            4.8%
                                                    --------------           -----
Total Materials..........................              265,782,629            5.4%
                                                    --------------           -----
Other -- (0.0%)
    Other Securities.....................                       --            0.0%
                                                    --------------           -----
Telecommunication Services -- (1.5%)
#   Shenandoah Telecommunications Co.....   492,068     14,117,431            0.3%
    Other Securities.....................               72,664,631            1.5%
                                                    --------------           -----
Total Telecommunication Services.........               86,782,062            1.8%
                                                    --------------           -----
Utilities -- (2.2%)
#   American States Water Co.............   401,996     16,759,213            0.3%
#   California Water Service Group.......   496,702     13,872,887            0.3%
    Empire District Electric Co. (The)...   450,028     15,152,443            0.3%
#   MGE Energy, Inc......................   298,791     14,894,731            0.3%
    Other Securities.....................               63,380,754            1.3%
                                                    --------------           -----
Total Utilities..........................              124,060,028            2.5%
                                                    --------------           -----
TOTAL COMMON STOCKS......................            4,894,120,768           99.0%
                                                    --------------           -----

PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
    Other Securities.....................                       --            0.0%
                                                    --------------           -----

RIGHTS/WARRANTS -- (0.0%)
    Other Securities.....................                    4,238            0.0%
                                                    --------------           -----

                                            FACE
                                           AMOUNT
                                           ------         -               -
                                           (000)
BONDS -- (0.0%)
Financials -- (0.0%)
    Other Securities.....................                    8,610            0.0%
                                                    --------------           -----

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                             FACE                     PERCENTAGE
                                                            AMOUNT       VALUE+     OF NET ASSETS**
                                                            ------       ------     ---------------
                                                            (000)
Health Care -- (0.0%)
      Other Securities...................................            $       69,457            0.0%
                                                                     --------------          ------
TOTAL BONDS..............................................                    78,067            0.0%
                                                                     --------------          ------

TOTAL INVESTMENT SECURITIES..............................             4,894,203,073
                                                                     --------------

                                                            SHARES
                                                            ------         -               -
TEMPORARY CASH INVESTMENTS -- (0.9%)
      State Street Institutional Liquid Reserves, 0.455%. 51,101,252     51,101,252            1.0%
                                                                     --------------          ------

SECURITIES LENDING COLLATERAL -- (13.1%)
(S)@  DFA Short Term Investment Fund..................... 64,462,614    745,832,439           15.1%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,502,906,340)................................              $5,691,136,764          115.1%
                                                                     ==============          ======

Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                  LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                               -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary...... $  825,968,899 $     81,645   --    $  826,050,544
  Consumer Staples............    185,145,821           --   --       185,145,821
  Energy......................     95,631,209       50,290   --        95,681,499
  Financials..................    988,530,733           --   --       988,530,733
  Health Care.................    519,816,826           --   --       519,816,826
  Industrials.................  1,056,815,905           --   --     1,056,815,905
  Information Technology......    745,454,721           --   --       745,454,721
  Materials...................    265,782,629           --   --       265,782,629
  Other.......................             --           --   --                --
  Telecommunication Services..     86,782,062           --   --        86,782,062
  Utilities...................    124,060,028           --   --       124,060,028
Preferred Stocks
  Other.......................             --           --   --                --
Rights/Warrants...............             --        4,238   --             4,238
Bonds
  Financials..................             --        8,610   --             8,610
  Health Care.................             --       69,457   --            69,457
Temporary Cash Investments....     51,101,252           --   --        51,101,252
Securities Lending Collateral.             --  745,832,439   --       745,832,439
Futures Contracts**...........      2,178,128           --   --         2,178,128
                               -------------- ------------   --    --------------
TOTAL......................... $4,947,268,213 $746,046,679   --    $5,693,314,892
                               ============== ============   ==    ==============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                     DFA REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2016
                                  (UNAUDITED)

                                                                            PERCENTAGE
                                                    SHARES      VALUE+    OF NET ASSETS**
                                                    ------      ------    ---------------
COMMON STOCKS -- (96.0%)
Real Estate Investment Trusts -- (96.0%)
    Alexandria Real Estate Equities, Inc..........   702,724 $ 65,318,196            0.9%
    American Campus Communities, Inc.............. 1,179,109   52,765,128            0.8%
    Apartment Investment & Management Co. Class A. 1,497,552   59,991,933            0.9%
    AvalonBay Communities, Inc.................... 1,310,424  231,669,859            3.3%
    Boston Properties, Inc........................ 1,490,533  192,070,082            2.8%
    Camden Property Trust.........................   829,122   66,935,019            1.0%
    CubeSmart..................................... 1,651,728   48,907,666            0.7%
    DCT Industrial Trust, Inc.....................   887,128   35,813,357            0.5%
    DDR Corp...................................... 2,946,522   51,564,135            0.7%
#   Digital Realty Trust, Inc..................... 1,401,049  123,264,291            1.8%
#   Douglas Emmett, Inc........................... 1,353,312   43,914,974            0.6%
    Duke Realty Corp.............................. 3,318,928   72,584,955            1.0%
#   EPR Properties................................   582,095   38,348,419            0.6%
#   Equinix, Inc..................................   275,588   91,040,496            1.3%
    Equity Lifestyle Properties, Inc..............   770,003   52,737,505            0.8%
    Equity Residential............................ 3,487,338  237,383,098            3.4%
    Essex Property Trust, Inc.....................   632,202  139,368,931            2.0%
    Extra Space Storage, Inc...................... 1,122,838   95,385,088            1.4%
    Federal Realty Investment Trust...............   664,638  101,078,147            1.5%
    General Growth Properties, Inc................ 5,481,482  153,645,940            2.2%
    HCP, Inc...................................... 4,457,515  150,797,732            2.2%
    Highwoods Properties, Inc.....................   912,626   42,647,013            0.6%
    Hospitality Properties Trust.................. 1,450,871   37,127,789            0.5%
    Host Hotels & Resorts, Inc.................... 7,483,191  118,384,082            1.7%
#   Iron Mountain, Inc............................ 1,864,868   68,123,628            1.0%
    Kilroy Realty Corp............................   880,276   57,050,688            0.8%
    Kimco Realty Corp............................. 3,956,919  111,268,562            1.6%
    Liberty Property Trust........................ 1,445,173   50,436,538            0.7%
    Macerich Co. (The)............................ 1,535,271  116,803,418            1.7%
    Mid-America Apartment Communities, Inc........   721,659   69,069,983            1.0%
    National Retail Properties, Inc............... 1,303,569   57,044,179            0.8%
    Omega Healthcare Investors, Inc............... 1,723,275   58,194,997            0.8%
    Prologis, Inc................................. 5,017,086  227,825,875            3.3%
    Public Storage................................ 1,418,576  347,281,591            5.0%
#   Realty Income Corp............................ 2,392,365  141,628,008            2.0%
    Regency Centers Corp..........................   901,482   66,439,223            1.0%
    Retail Properties of America, Inc. Class A.... 2,271,531   36,321,781            0.5%
    Senior Housing Properties Trust............... 2,266,752   39,849,500            0.6%
    Simon Property Group, Inc..................... 2,965,302  596,529,803            8.6%
    SL Green Realty Corp..........................   954,980  100,349,298            1.4%
    Sovran Self Storage, Inc......................   360,894   38,334,161            0.6%
#   Spirit Realty Capital, Inc.................... 4,225,788   48,300,757            0.7%
    Taubman Centers, Inc..........................   609,676   42,341,998            0.6%
    UDR, Inc...................................... 2,508,462   87,595,493            1.3%
#   Ventas, Inc................................... 3,187,881  198,031,168            2.9%
    VEREIT, Inc................................... 8,663,845   76,934,944            1.1%
    Vornado Realty Trust.......................... 1,650,859  158,036,732            2.3%
    Weingarten Realty Investors................... 1,153,006   42,568,981            0.6%
    Welltower, Inc................................ 3,387,943  235,191,003            3.4%
#   WP Carey, Inc.................................   949,550   58,008,009            0.8%

DFA REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                            SHARES       VALUE+     OF NET ASSETS**
                                                            ------       ------     ---------------
Real Estate Investment Trusts -- (Continued)
      Other Securities...................................            $1,436,224,029           20.6%
                                                                     --------------          ------
TOTAL COMMON STOCKS......................................             6,868,528,182           98.9%
                                                                     --------------          ------
TOTAL INVESTMENT SECURITIES..............................             6,868,528,182
                                                                     --------------

TEMPORARY CASH INVESTMENTS -- (1.0%)
      State Street Institutional Liquid Reserves, 0.455%. 73,285,966     73,285,966            1.1%
                                                                     --------------          ------

SECURITIES LENDING COLLATERAL -- (3.0%)
(S)@  DFA Short Term Investment Fund..................... 18,537,272    214,476,243            3.0%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $5,034,398,446)................................              $7,156,290,391          103.0%
                                                                     ==============          ======

Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                  LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                               -------------- ------------ ------- --------------
Common Stocks
 Real Estate Investment Trusts $6,868,528,182           --   --    $6,868,528,182
Temporary Cash Investments....     73,285,966           --   --        73,285,966
Securities Lending Collateral.             -- $214,476,243   --       214,476,243
Futures Contracts**...........      1,535,152           --   --         1,535,152
                               -------------- ------------   --    --------------
TOTAL......................... $6,943,349,300 $214,476,243   --    $7,157,825,543
                               ============== ============   ==    ==============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                       LARGE CAP INTERNATIONAL PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2016
                                  (UNAUDITED)

                                                                          PERCENTAGE
                                                  SHARES     VALUE++    OF NET ASSETS**
                                                  ------     -------    ---------------
COMMON STOCKS -- (91.1%)
AUSTRALIA -- (5.5%)
    Australia & New Zealand Banking Group, Ltd..   631,042 $ 11,566,951            0.4%
    BHP Billiton, Ltd...........................   722,701   11,286,377            0.3%
#   Commonwealth Bank of Australia..............   377,833   21,093,287            0.6%
    National Australia Bank, Ltd................   525,578   10,782,772            0.3%
    Westpac Banking Corp........................   670,087   15,729,312            0.5%
    Other Securities............................            125,135,900            3.9%
                                                           ------------            ----
TOTAL AUSTRALIA.................................            195,594,599            6.0%
                                                           ------------            ----

AUSTRIA -- (0.2%)
    Other Securities............................              5,055,466            0.2%
                                                           ------------            ----

BELGIUM -- (1.2%)
    Anheuser-Busch InBev NV.....................   147,197   18,260,358            0.5%
    Other Securities............................             23,728,619            0.8%
                                                           ------------            ----
TOTAL BELGIUM...................................             41,988,977            1.3%
                                                           ------------            ----

CANADA -- (7.9%)
    Royal Bank of Canada........................   246,120   15,284,666            0.5%
    Toronto-Dominion Bank (The).................   270,619   12,045,964            0.4%
    Other Securities............................            249,852,134            7.6%
                                                           ------------            ----
TOTAL CANADA....................................            277,182,764            8.5%
                                                           ------------            ----

DENMARK -- (1.8%)
#   Novo Nordisk A.S. Class B...................   411,533   22,977,678            0.7%
    Other Securities............................             40,248,208            1.2%
                                                           ------------            ----
TOTAL DENMARK...................................             63,225,886            1.9%
                                                           ------------            ----

FINLAND -- (0.9%)
    Other Securities............................             31,948,259            1.0%
                                                           ------------            ----

FRANCE -- (7.9%)
    BNP Paribas SA..............................   204,500   10,830,103            0.3%
#   L'Oreal SA..................................    55,745   10,125,839            0.3%
    LVMH Moet Hennessy Louis Vuitton SE.........    66,560   11,089,663            0.3%
#   Sanofi......................................   222,328   18,325,735            0.6%
    Total SA....................................   451,039   22,795,871            0.7%
    Other Securities............................            206,892,457            6.4%
                                                           ------------            ----
TOTAL FRANCE....................................            280,059,668            8.6%
                                                           ------------            ----

GERMANY -- (6.9%)
    Allianz SE..................................    70,352   11,968,835            0.4%
    BASF SE.....................................   233,002   19,276,442            0.6%
    Bayer AG....................................   162,181   18,742,750            0.6%
    Daimler AG..................................   270,445   18,843,699            0.6%
    Deutsche Telekom AG.........................   692,240   12,151,185            0.4%
    E.ON SE..................................... 1,021,940   10,591,561            0.3%
    SAP SE......................................   170,191   13,353,358            0.4%
    Siemens AG..................................   137,308   14,369,039            0.4%
    Other Securities............................            125,795,063            3.8%
                                                           ------------            ----
TOTAL GERMANY...................................            245,091,932            7.5%
                                                           ------------            ----

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                         SHARES     VALUE++    OF NET ASSETS**
                                                         ------     -------    ---------------
HONG KONG -- (2.6%)
    AIA Group, Ltd..................................... 2,743,800 $ 16,385,385            0.5%
    Other Securities...................................             76,074,801            2.3%
                                                                  ------------           -----
TOTAL HONG KONG........................................             92,460,186            2.8%
                                                                  ------------           -----

IRELAND -- (0.5%)
    Other Securities...................................             18,096,151            0.5%
                                                                  ------------           -----

ISRAEL -- (0.5%)
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR.   179,025    9,747,911            0.3%
    Other Securities...................................              9,040,041            0.3%
                                                                  ------------           -----
TOTAL ISRAEL...........................................             18,787,952            0.6%
                                                                  ------------           -----

ITALY -- (1.7%)
    Other Securities...................................             60,848,359            1.9%
                                                                  ------------           -----

JAPAN -- (19.7%)
    Japan Tobacco, Inc.................................   268,100   10,954,008            0.3%
    KDDI Corp..........................................   427,700   12,320,212            0.4%
    SoftBank Group Corp................................   235,560   12,666,178            0.4%
    Toyota Motor Corp..................................   453,200   22,972,574            0.7%
    Toyota Motor Corp. Sponsored ADR...................    96,721    9,836,526            0.3%
    Other Securities...................................            627,425,841           19.2%
                                                                  ------------           -----
TOTAL JAPAN............................................            696,175,339           21.3%
                                                                  ------------           -----

NETHERLANDS -- (2.6%)
#   Unilever NV........................................   256,547   11,175,010            0.3%
    Other Securities...................................             81,534,652            2.5%
                                                                  ------------           -----
TOTAL NETHERLANDS......................................             92,709,662            2.8%
                                                                  ------------           -----

NEW ZEALAND -- (0.1%)
    Other Securities...................................              4,153,310            0.1%
                                                                  ------------           -----

NORWAY -- (0.6%)
    Other Securities...................................             22,463,384            0.7%
                                                                  ------------           -----

PORTUGAL -- (0.2%)
    Other Securities...................................              4,874,526            0.1%
                                                                  ------------           -----

SINGAPORE -- (1.1%)
    Other Securities...................................             38,501,682            1.2%
                                                                  ------------           -----

SPAIN -- (2.6%)
    Banco Santander SA................................. 2,309,901   11,730,414            0.4%
    Other Securities...................................             81,343,723            2.4%
                                                                  ------------           -----

TOTAL SPAIN............................................             93,074,137            2.8%
                                                                  ------------           -----

SWEDEN -- (2.6%)
    Other Securities...................................             90,298,974            2.8%
                                                                  ------------           -----

SWITZERLAND -- (7.5%)
    Nestle SA..........................................   692,983   51,724,008            1.6%
    Novartis AG........................................   388,810   29,589,299            0.9%
    Roche Holding AG...................................   166,430   42,108,317            1.3%
    Other Securities...................................            141,054,585            4.3%
                                                                  ------------           -----
TOTAL SWITZERLAND......................................            264,476,209            8.1%
                                                                  ------------           -----

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                       SHARES      VALUE++     OF NET ASSETS**
                                                       ------      -------     ---------------
UNITED KINGDOM -- (16.5%)
    BP P.L.C. Sponsored ADR.........................    769,178 $   25,828,980            0.8%
    British American Tobacco P.L.C..................    322,533     19,665,513            0.6%
    BT Group P.L.C..................................  2,107,623     13,661,757            0.4%
    Diageo P.L.C. Sponsored ADR.....................     97,095     10,518,301            0.3%
    GlaxoSmithKline P.L.C...........................    566,003     12,096,881            0.4%
    GlaxoSmithKline P.L.C. Sponsored ADR............    315,368     13,532,441            0.4%
    HSBC Holdings P.L.C.............................  1,758,504     11,653,386            0.4%
    HSBC Holdings P.L.C. Sponsored ADR..............    462,508     15,415,391            0.5%
    Imperial Brands P.L.C...........................    194,041     10,550,632            0.3%
    Reckitt Benckiser Group P.L.C...................    141,876     13,821,410            0.4%
    Royal Dutch Shell P.L.C. Class A................    433,207     11,347,078            0.3%
    Royal Dutch Shell P.L.C. Sponsored ADR, Class A.    318,521     16,846,578            0.5%
#   Royal Dutch Shell P.L.C. Sponsored ADR, Class B.    281,511     15,018,612            0.5%
    SABMiller P.L.C.................................    167,523     10,260,118            0.3%
    Unilever P.L.C. Sponsored ADR...................    219,410      9,842,733            0.3%
    Vodafone Group P.L.C............................  3,596,570     11,587,564            0.4%
    Other Securities................................               360,917,491           11.0%
                                                                --------------          ------
TOTAL UNITED KINGDOM................................               582,564,866           17.8%
                                                                --------------          ------
TOTAL COMMON STOCKS.................................             3,219,632,288           98.5%
                                                                --------------          ------

PREFERRED STOCKS -- (0.4%)
GERMANY -- (0.4%)
    Other Securities................................                14,557,698            0.4%
                                                                --------------          ------
TOTAL PREFERRED STOCKS..............................                14,557,698            0.4%
                                                                --------------          ------
TOTAL INVESTMENT SECURITIES.........................             3,234,189,986
                                                                --------------

                                                                   VALUE+
                                                         -         ------             -
SECURITIES LENDING COLLATERAL -- (8.5%)
(S)@ DFA Short Term Investment Fund................. 26,011,167    300,949,208            9.2%
                                                                --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,233,264,010)...........................              $3,535,139,194          108.1%
                                                                ==============          ======

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                 LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                               ------------ -------------- ------- --------------
Common Stocks
  Australia................... $  4,611,562 $  190,983,037   --    $  195,594,599
  Austria.....................           --      5,055,466   --         5,055,466
  Belgium.....................    4,452,138     37,536,839   --        41,988,977
  Canada......................  277,154,864         27,900   --       277,182,764
  Denmark.....................    5,174,020     58,051,866   --        63,225,886
  Finland.....................    1,667,362     30,280,897   --        31,948,259
  France......................   12,412,322    267,647,346   --       280,059,668
  Germany.....................   16,655,694    228,436,238   --       245,091,932
  Hong Kong...................      505,213     91,954,973   --        92,460,186
  Ireland.....................    3,457,831     14,638,320   --        18,096,151
  Israel......................   10,538,091      8,249,861   --        18,787,952
  Italy.......................    3,959,676     56,888,683   --        60,848,359
  Japan.......................   33,923,086    662,252,253   --       696,175,339
  Netherlands.................   16,303,795     76,405,867   --        92,709,662
  New Zealand.................           --      4,153,310   --         4,153,310
  Norway......................      831,015     21,632,369   --        22,463,384
  Portugal....................           --      4,874,526   --         4,874,526
  Singapore...................           --     38,501,682   --        38,501,682
  Spain.......................   13,228,979     79,845,158   --        93,074,137
  Sweden......................           --     90,298,974   --        90,298,974
  Switzerland.................   16,720,969    247,755,240   --       264,476,209
  United Kingdom..............  176,419,694    406,145,172   --       582,564,866
Preferred Stocks
  Germany.....................           --     14,557,698   --        14,557,698
Securities Lending Collateral.           --    300,949,208   --       300,949,208
Futures Contracts**...........      742,253             --   --           742,253
                               ------------ --------------   --    --------------
TOTAL......................... $598,758,564 $2,937,122,883   --    $3,535,881,447
                               ============ ==============   ==    ==============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                      INTERNATIONAL CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2016
                                  (UNAUDITED)

                                                                            PERCENTAGE
                                                  SHARES      VALUE++     OF NET ASSETS**
                                                  ------      -------     ---------------
COMMON STOCKS -- (90.2%)
AUSTRALIA -- (5.7%)
    Australia & New Zealand Banking Group, Ltd.. 1,813,928 $   33,249,160            0.2%
    BHP Billiton, Ltd........................... 2,349,520     36,692,310            0.3%
#   Commonwealth Bank of Australia..............   536,081     29,927,799            0.2%
    National Australia Bank, Ltd................ 1,764,921     36,209,165            0.2%
#   Westpac Banking Corp........................ 1,801,605     42,290,042            0.3%
    Woodside Petroleum, Ltd..................... 1,409,032     30,167,370            0.2%
    Other Securities............................              777,100,404            4.9%
                                                           --------------            ----
TOTAL AUSTRALIA.................................              985,636,250            6.3%
                                                           --------------            ----

AUSTRIA -- (0.5%)
    Other Securities............................               85,289,644            0.5%
                                                           --------------            ----

BELGIUM -- (1.5%)
    Anheuser-Busch InBev NV.....................   393,517     48,817,308            0.3%
    Other Securities............................              205,432,796            1.3%
                                                           --------------            ----
TOTAL BELGIUM...................................              254,250,104            1.6%
                                                           --------------            ----

CANADA -- (7.8%)
    Toronto-Dominion Bank (The).................   680,144     30,275,000            0.2%
    Other Securities............................            1,308,225,125            8.3%
                                                           --------------            ----
TOTAL CANADA....................................            1,338,500,125            8.5%
                                                           --------------            ----

CHINA -- (0.0%)
    Other Securities............................                1,238,895            0.0%
                                                           --------------            ----

DENMARK -- (1.8%)
#   Novo Nordisk A.S. Class B...................   600,030     33,502,286            0.2%
    Novo Nordisk A.S. Sponsored ADR.............   595,283     33,210,839            0.2%
    Other Securities............................              250,303,376            1.6%
                                                           --------------            ----
TOTAL DENMARK...................................              317,016,501            2.0%
                                                           --------------            ----

FINLAND -- (1.6%)
    UPM-Kymmene Oyj............................. 1,572,202     30,095,200            0.2%
    Other Securities............................              245,026,404            1.5%
                                                           --------------            ----
TOTAL FINLAND...................................              275,121,604            1.7%
                                                           --------------            ----

FRANCE -- (6.5%)
    Cie de Saint-Gobain.........................   768,958     35,235,603            0.2%
    Cie Generale des Etablissements Michelin....   314,958     32,897,376            0.2%
    Engie SA.................................... 2,052,295     33,849,406            0.2%
    Orange SA................................... 2,005,464     33,318,621            0.2%
    Total SA.................................... 1,874,712     94,749,439            0.6%
#   Total SA Sponsored ADR......................   583,465     29,610,867            0.2%
    Other Securities............................              850,700,041            5.4%
                                                           --------------            ----
TOTAL FRANCE....................................            1,110,361,353            7.0%
                                                           --------------            ----

GERMANY -- (6.4%)
    BASF SE.....................................   707,050     58,494,812            0.4%
    Bayerische Motoren Werke AG.................   446,398     41,297,866            0.3%
    Daimler AG.................................. 1,081,794     75,375,771            0.5%
    Deutsche Telekom AG......................... 2,550,534     44,770,615            0.3%
    E.ON SE..................................... 3,520,643     36,488,545            0.2%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                         SHARES      VALUE++     OF NET ASSETS**
                                                         ------      -------     ---------------
GERMANY-- (Continued)
    Fresenius SE & Co. KGaA............................   594,150 $   43,324,348            0.3%
    Other Securities...................................              789,864,791            4.9%
                                                                  --------------           -----
TOTAL GERMANY..........................................            1,089,616,748            6.9%
                                                                  --------------           -----

GREECE -- (0.0%)
    Other Securities...................................                       --            0.0%
                                                                  --------------           -----

HONG KONG -- (2.5%)
    AIA Group, Ltd..................................... 6,136,600     36,646,459            0.3%
    Other Securities...................................              398,343,893            2.5%
                                                                  --------------           -----
TOTAL HONG KONG........................................              434,990,352            2.8%
                                                                  --------------           -----

IRELAND -- (0.5%)
    Other Securities...................................               85,277,265            0.5%
                                                                  --------------           -----

ISRAEL -- (0.6%)
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR.   570,084     31,041,074            0.2%
    Other Securities...................................               69,792,323            0.4%
                                                                  --------------           -----
TOTAL ISRAEL...........................................              100,833,397            0.6%
                                                                  --------------           -----

ITALY -- (2.6%)
    Assicurazioni Generali SpA......................... 2,428,511     37,130,940            0.3%
    Eni SpA............................................ 2,230,601     36,441,177            0.2%
    Other Securities...................................              370,488,474            2.3%
                                                                  --------------           -----
TOTAL ITALY............................................              444,060,591            2.8%
                                                                  --------------           -----

JAPAN -- (20.2%)
    Honda Motor Co., Ltd............................... 1,287,400     34,741,479            0.2%
    Mitsubishi UFJ Financial Group, Inc................ 6,194,700     28,587,377            0.2%
    NTT DOCOMO, Inc.................................... 1,305,900     31,320,677            0.2%
    Toyota Motor Corp.................................. 1,311,386     66,473,767            0.4%
    Toyota Motor Corp. Sponsored ADR...................   384,641     39,117,990            0.3%
    Other Securities...................................            3,262,495,314           20.7%
                                                                  --------------           -----
TOTAL JAPAN............................................            3,462,736,604           22.0%
                                                                  --------------           -----

NETHERLANDS -- (2.4%)
    Other Securities...................................              410,793,325            2.6%
                                                                  --------------           -----

NEW ZEALAND -- (0.4%)
    Other Securities...................................               68,471,162            0.4%
                                                                  --------------           -----

NORWAY -- (0.8%)
    Other Securities...................................              136,579,444            0.9%
                                                                  --------------           -----

PORTUGAL -- (0.3%)
    Other Securities...................................               46,979,738            0.3%
                                                                  --------------           -----

SINGAPORE -- (1.1%)
    Other Securities...................................              184,354,316            1.2%
                                                                  --------------           -----

SPAIN -- (2.3%)
#   Banco Santander SA................................. 6,424,415     32,625,227            0.2%
    Iberdrola SA....................................... 6,047,752     43,052,370            0.3%
    Other Securities...................................              314,019,289            2.0%
                                                                  --------------           -----
TOTAL SPAIN............................................              389,696,886            2.5%
                                                                  --------------           -----

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                       SHARES       VALUE++     OF NET ASSETS**
                                                       ------       -------     ---------------
SWEDEN -- (2.8%)
    Other Securities................................            $   477,834,950            3.0%
                                                                ---------------           -----

SWITZERLAND -- (6.3%)
    ABB, Ltd........................................  1,450,592      30,709,417            0.2%
    Nestle SA.......................................  2,417,067     180,409,034            1.2%
    Novartis AG Sponsored ADR.......................    794,013      60,321,168            0.4%
    Roche Holding AG................................    153,905      38,939,377            0.3%
    Swiss Re AG.....................................    383,737      34,105,983            0.2%
    Syngenta AG.....................................     92,858      37,251,372            0.3%
    Other Securities................................                702,644,913            4.3%
                                                                ---------------           -----
TOTAL SWITZERLAND...................................              1,084,381,264            6.9%
                                                                ---------------           -----

UNITED KINGDOM -- (15.6%)
    Aviva P.L.C.....................................  5,302,684      33,595,114            0.2%
    BP P.L.C. Sponsored ADR.........................  2,497,898      83,879,423            0.5%
    HSBC Holdings P.L.C. Sponsored ADR..............  1,913,051      63,761,990            0.4%
    Lloyds Banking Group P.L.C...................... 47,561,951      46,682,559            0.3%
#   Rio Tinto P.L.C. Sponsored ADR..................    929,561      31,289,023            0.2%
#   Royal Dutch Shell P.L.C. Class A................  1,302,276      34,110,775            0.2%
    Royal Dutch Shell P.L.C. Sponsored ADR, Class A.  1,228,120      64,955,244            0.4%
#   Royal Dutch Shell P.L.C. Sponsored ADR, Class B.  1,354,884      72,283,061            0.5%
    SSE P.L.C.......................................  1,436,654      31,740,802            0.2%
    Vodafone Group P.L.C. Sponsored ADR.............  1,397,631      45,758,430            0.3%
    Other Securities................................              2,164,994,430           13.8%
                                                                ---------------           -----
TOTAL UNITED KINGDOM................................              2,673,050,851           17.0%
                                                                ---------------           -----
TOTAL COMMON STOCKS.................................             15,457,071,369           98.0%
                                                                ---------------           -----

PREFERRED STOCKS -- (0.3%)
GERMANY -- (0.3%)
    Other Securities................................                 58,019,805            0.4%
                                                                ---------------           -----

UNITED KINGDOM -- (0.0%)
    Other Securities................................                      7,555            0.0%
                                                                ---------------           -----
TOTAL PREFERRED STOCKS..............................                 58,027,360            0.4%
                                                                ---------------           -----

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
    Other Securities................................                         50            0.0%
                                                                ---------------           -----

AUSTRIA -- (0.0%)
    Other Securities................................                         --            0.0%
                                                                ---------------           -----

FRANCE -- (0.0%)
    Other Securities................................                      3,064            0.0%
                                                                ---------------           -----

GERMANY -- (0.0%)
    Other Securities................................                      7,014            0.0%
                                                                ---------------           -----

HONG KONG -- (0.0%)
    Other Securities................................                     15,696            0.0%
                                                                ---------------           -----

NORWAY -- (0.0%)
    Other Securities................................                         --            0.0%
                                                                ---------------           -----

SINGAPORE -- (0.0%)
    Other Securities................................                    126,514            0.0%
                                                                ---------------           -----

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                      PERCENTAGE
                                          SHARES        VALUE++     OF NET ASSETS**
                                          ------        -------     ---------------
SWEDEN -- (0.0%)
       Other Securities................             $        74,933            0.0%
                                                    ---------------          ------
TOTAL RIGHTS/WARRANTS..................                     227,271            0.0%
                                                    ---------------          ------
TOTAL INVESTMENT SECURITIES............              15,515,326,000
                                                    ---------------

                                                        VALUE+
                                            -           ------             -
SECURITIES LENDING COLLATERAL -- (9.5%)
(S)@   DFA Short Term Investment Fund.. 139,982,243   1,619,594,557           10.3%
                                                    ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $16,776,905,112)................             $17,134,920,557          108.7%
                                                    ===============          ======

Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                             INVESTMENTS IN SECURITIES (MARKET VALUE)
                       ----------------------------------------------------
                          LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                       -------------- -------------- ------- --------------
     Common Stocks
       Australia...... $   33,220,552 $  952,415,698   --    $  985,636,250
       Austria........         52,899     85,236,745   --        85,289,644
       Belgium........     21,018,646    233,231,458   --       254,250,104
       Canada.........  1,338,316,757        183,368   --     1,338,500,125
       China..........             --      1,238,895   --         1,238,895
       Denmark........     33,275,296    283,741,205   --       317,016,501
       Finland........      7,000,930    268,120,674   --       275,121,604
       France.........     73,074,470  1,037,286,883   --     1,110,361,353
       Germany........     68,946,254  1,020,670,494   --     1,089,616,748
       Greece.........             --             --   --                --
       Hong Kong......      1,688,746    433,301,606   --       434,990,352
       Ireland........     14,960,007     70,317,258   --        85,277,265
       Israel.........     34,270,859     66,562,538   --       100,833,397
       Italy..........     11,660,996    432,399,595   --       444,060,591
       Japan..........    105,480,092  3,357,256,512   --     3,462,736,604
       Netherlands....     53,802,336    356,990,989   --       410,793,325
       New Zealand....        143,672     68,327,490   --        68,471,162
       Norway.........     13,270,904    123,308,540   --       136,579,444
       Portugal.......        256,103     46,723,635   --        46,979,738
       Singapore......             --    184,354,316   --       184,354,316
       Spain..........     25,956,274    363,740,612   --       389,696,886
       Sweden.........      4,494,345    473,340,605   --       477,834,950
       Switzerland....    103,322,153    981,059,111   --     1,084,381,264
       United Kingdom.    607,654,068  2,065,396,783   --     2,673,050,851
     Preferred Stocks
       Germany........             --     58,019,805   --        58,019,805
       United Kingdom.             --          7,555   --             7,555

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------------
                                  LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                               -------------- --------------- ------- ---------------
Rights/Warrants
  Australia...................             --              50   --                 50
  Austria.....................             --              --   --                 --
  France......................             --           3,064   --              3,064
  Germany.....................             --           7,014   --              7,014
  Hong Kong...................             --          15,696   --             15,696
  Norway......................             --              --   --                 --
  Singapore...................             --         126,514   --            126,514
  Sweden......................             --          74,933   --             74,933
Securities Lending Collateral.             --   1,619,594,557   --      1,619,594,557
Futures Contracts**...........      1,194,215              --   --          1,194,215
                               -------------- ---------------   --    ---------------
TOTAL......................... $2,553,060,574 $14,583,054,198   --    $17,136,114,772
                               ============== ===============   ==    ===============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                     INTERNATIONAL SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2016
                                  (UNAUDITED)

                                                                  VALUE+
                                                              --------------
    AFFILIATED INVESTMENT COMPANIES -- (100.0%)
    Investment in The Continental Small Company Series of
      The DFA Investment Trust Company....................... $3,705,934,034
    Investment in The Japanese Small Company Series of
      The DFA Investment Trust Company.......................  2,188,913,143
    Investment in The United Kingdom Small Company Series of
      The DFA Investment Trust Company.......................  1,744,103,035
    Investment in The Asia Pacific Small Company Series of
      The DFA Investment Trust Company.......................  1,154,035,558
    Investment in The Canadian Small Company Series of
      The DFA Investment Trust Company.......................    742,464,736
                                                              --------------
       TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
         (Cost $8,717,704,490)...............................  9,535,450,506
                                                              --------------
       TOTAL INVESTMENTS -- (100.0%)
         (Cost $8,717,704,490)............................... $9,535,450,506
                                                              ==============

Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                     LEVEL 1     LEVEL 2 LEVEL 3     TOTAL
                                  -------------- ------- ------- --------------
 Affiliated Investment Companies. $9,535,450,506   --      --    $9,535,450,506
 Futures Contracts**.............      3,477,895   --      --         3,477,895
                                  --------------   --      --    --------------
 TOTAL........................... $9,538,928,401   --      --    $9,538,928,401
                                  ==============   ==      ==    ==============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2016
                                  (UNAUDITED)

                       JAPANESE SMALL COMPANY PORTFOLIO

                                                                 VALUE+
                                                              ------------
      AFFILIATED INVESTMENT COMPANY -- (100.0%)
      Investment in The Japanese Small Company Series of
        The DFA Investment Trust Company..................... $426,614,587
                                                              ------------
         TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
           (Cost $396,037,684)............................... $426,614,587
                                                              ============

Summary of the Portfolio's Master Fund's investments as of April 30, 2016, based on their valuation inputs, is located within this report (See Security Valuation Note).

                     ASIA PACIFIC SMALL COMPANY PORTFOLIO

                                                                 VALUE+
                                                              ------------
      AFFILIATED INVESTMENT COMPANY -- (100.0%)
      Investment in The Asia Pacific Small Company Series of
        The DFA Investment Trust Company..................... $229,006,722
                                                              ------------
         TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
           (Cost $246,963,879)............................... $229,006,722
                                                              ============

Summary of the Portfolio's Master Fund's investments as of April 30, 2016, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2016
                                  (UNAUDITED)

                    UNITED KINGDOM SMALL COMPANY PORTFOLIO

                                                                 VALUE+
                                                               -----------
     AFFILIATED INVESTMENT COMPANY -- (100.0%)
     Investment in The United Kingdom Small Company Series of
       The DFA Investment Trust Company....................... $30,493,383
                                                               -----------
        TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
          (Cost $23,712,197).................................. $30,493,383
                                                               ===========

Summary of the Portfolio's Master Fund's investments as of April 30, 2016, based on their valuation inputs, is located within this report (See Security Valuation Note).

                      CONTINENTAL SMALL COMPANY PORTFOLIO

                                                                 VALUE+
                                                              ------------
      AFFILIATED INVESTMENT COMPANY -- (100.0%)
      Investment in The Continental Small Company Series of
        The DFA Investment Trust Company..................... $311,842,891
                                                              ------------
         TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
           (Cost $270,992,367)............................... $311,842,891
                                                              ============

Summary of the Portfolio's Master Fund's investments as of April 30, 2016, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

              DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2016
                                  (UNAUDITED)

                                                                     PERCENTAGE
                                             SHARES     VALUE++    OF NET ASSETS**
                                             ------     -------    ---------------
COMMON STOCKS -- (96.3%)
AUSTRALIA -- (19.5%)
    Dexus Property Group..................  9,591,650 $ 61,158,014            1.5%
    Goodman Group......................... 17,302,709   90,144,699            2.2%
    GPT Group (The)....................... 17,423,461   66,357,261            1.7%
    Scentre Group......................... 48,606,788  172,530,731            4.3%
    Stockland............................. 23,295,853   77,050,891            1.9%
    Vicinity Centres...................... 32,841,525   82,550,045            2.1%
    Westfield Corp........................ 19,343,832  147,740,520            3.7%
    Other Securities......................             103,103,628            2.6%
                                                      ------------           -----
TOTAL AUSTRALIA...........................             800,635,789           20.0%
                                                      ------------           -----

BELGIUM -- (1.7%)
    Cofinimmo SA..........................    209,642   26,059,763            0.6%
    Other Securities......................              42,129,167            1.1%
                                                      ------------           -----
TOTAL BELGIUM.............................              68,188,930            1.7%
                                                      ------------           -----

CANADA -- (5.1%)
    H&R REIT..............................  1,411,332   24,656,414            0.6%
    RioCan REIT...........................  1,638,027   35,614,391            0.9%
    Other Securities......................             147,363,295            3.7%
                                                      ------------           -----
TOTAL CANADA..............................             207,634,100            5.2%
                                                      ------------           -----

CHINA -- (0.2%)
    Other Securities......................               8,700,270            0.2%
                                                      ------------           -----

FRANCE -- (5.3%)
#   Fonciere Des Regions..................    313,125   29,623,460            0.7%
    Gecina SA.............................    321,929   46,521,806            1.2%
    ICADE.................................    380,277   29,917,717            0.8%
#   Klepierre.............................  2,012,004   94,629,509            2.4%
    Other Securities......................              18,771,071            0.4%
                                                      ------------           -----
TOTAL FRANCE..............................             219,463,563            5.5%
                                                      ------------           -----

GERMANY -- (0.5%)
    Other Securities......................              22,166,073            0.6%
                                                      ------------           -----

GREECE -- (0.0%)
    Other Securities......................                 831,369            0.0%
                                                      ------------           -----

HONG KONG -- (4.3%)
    Link REIT (The)....................... 22,642,305  137,222,468            3.4%
    Other Securities......................              38,731,386            1.0%
                                                      ------------           -----
TOTAL HONG KONG...........................             175,953,854            4.4%
                                                      ------------           -----

ITALY -- (0.3%)
    Other Securities......................              13,153,104            0.3%
                                                      ------------           -----

JAPAN -- (21.2%)
    Advance Residence Investment Corp.....     12,713   34,240,938            0.9%
#   Daiwa Office Investment Corp..........      3,479   22,354,340            0.6%
    Frontier Real Estate Investment Corp..      4,979   24,974,344            0.6%
#   GLP J-Reit............................     18,118   22,008,053            0.5%

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                     PERCENTAGE
                                             SHARES     VALUE++    OF NET ASSETS**
                                             ------     -------    ---------------
JAPAN -- (Continued)
#   Japan Hotel REIT Investment Corp......     35,628 $ 32,138,711            0.8%
#   Japan Logistics Fund, Inc.............      9,191   20,405,287            0.5%
    Japan Prime Realty Investment Corp....      8,086   35,642,117            0.9%
    Japan Real Estate Investment Corp.....     12,715   79,176,464            2.0%
    Japan Retail Fund Investment Corp.....     24,541   60,293,968            1.5%
#   Kenedix Office Investment Corp........      4,726   27,671,033            0.7%
#   Mori Hills REIT Investment Corp.......     16,198   24,306,428            0.6%
    Mori Trust Sogo Reit, Inc.............     12,289   24,132,903            0.6%
#   Nippon Building Fund, Inc.............     13,713   86,871,906            2.2%
    Nomura Real Estate Master Fund, Inc...     29,746   46,663,998            1.2%
    Orix JREIT, Inc.......................     22,757   37,904,035            0.9%
#   United Urban Investment Corp..........     26,406   45,576,876            1.1%
    Other Securities......................             246,943,715            6.1%
                                                      ------------           -----
TOTAL JAPAN...............................             871,305,116           21.7%
                                                      ------------           -----

MALAYSIA -- (0.6%)
    Other Securities......................              23,245,493            0.6%
                                                      ------------           -----

MEXICO -- (1.9%)
    Fibra Uno Administracion S.A. de C.V.. 21,560,405   51,217,186            1.3%
    Other Securities......................              24,744,969            0.6%
                                                      ------------           -----
TOTAL MEXICO..............................              75,962,155            1.9%
                                                      ------------           -----

NETHERLANDS -- (7.6%)
    Unibail-Rodamco SE....................    941,798  252,444,451            6.3%
    Wereldhave NV.........................    467,416   24,092,441            0.6%
    Other Securities......................              33,833,747            0.8%
                                                      ------------           -----
TOTAL NETHERLANDS.........................             310,370,639            7.7%
                                                      ------------           -----

NEW ZEALAND -- (0.8%)
    Other Securities......................              31,496,919            0.8%
                                                      ------------           -----

SINGAPORE -- (6.9%)
    Ascendas REIT......................... 21,886,800   39,945,294            1.0%
    CapitaLand Commercial Trust, Ltd...... 26,622,700   28,244,490            0.7%
    CapitaLand Mall Trust................. 24,659,100   37,855,427            0.9%
    Suntec REIT........................... 23,856,700   29,807,225            0.7%
    Other Securities......................             149,242,119            3.8%
                                                      ------------           -----
TOTAL SINGAPORE...........................             285,094,555            7.1%
                                                      ------------           -----

SOUTH AFRICA -- (3.9%)
    Growthpoint Properties, Ltd........... 24,304,567   43,010,768            1.1%
    Redefine Properties, Ltd.............. 42,429,793   36,624,975            0.9%
    Resilient REIT, Ltd...................  2,560,526   24,463,554            0.6%
    Other Securities......................              57,634,902            1.4%
                                                      ------------           -----
TOTAL SOUTH AFRICA........................             161,734,199            4.0%
                                                      ------------           -----

SPAIN -- (0.8%)
    Merlin Properties Socimi SA...........  2,779,202   32,348,965            0.8%
                                                      ------------           -----

TAIWAN -- (0.3%)
    Other Securities......................              12,279,290            0.3%
                                                      ------------           -----

TURKEY -- (0.8%)
    Other Securities......................              31,221,027            0.8%
                                                      ------------           -----

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                    PERCENTAGE
                                          SHARES      VALUE++     OF NET ASSETS**
                                          ------      -------     ---------------
UNITED KINGDOM -- (14.6%)
       British Land Co. P.L.C. (The)...  9,998,511 $  105,199,181            2.6%
       Derwent London P.L.C............  1,063,081     51,093,980            1.3%
       Great Portland Estates P.L.C....  3,477,045     38,554,224            1.0%
       Hammerson P.L.C.................  8,252,744     70,626,299            1.8%
       Intu Properties P.L.C...........  9,711,955     43,248,974            1.1%
       Land Securities Group P.L.C.....  8,069,924    133,665,386            3.3%
       Segro P.L.C.....................  7,525,583     45,980,310            1.1%
       Shaftesbury P.L.C...............  2,688,177     35,756,746            0.9%
       Other Securities................                76,574,198            1.9%
                                                   --------------          ------
TOTAL UNITED KINGDOM...................               600,699,298           15.0%
                                                   --------------          ------
TOTAL COMMON STOCKS....................             3,952,484,708           98.6%
                                                   --------------          ------
TOTAL INVESTMENT SECURITIES............             3,952,484,708
                                                   --------------

                                                      VALUE+
                                            -         ------             -
SECURITIES LENDING COLLATERAL -- (3.7%)
(S)@   DFA Short Term Investment Fund.. 13,007,981    150,502,338            3.8%
                                                   --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,638,218,291)..............              $4,102,987,046          102.4%
                                                   ==============          ======

Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ---------------------------------------------------
                                 LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                               ------------ --------------  ------- --------------
Common Stocks
  Australia...................           -- $  800,635,789    --    $  800,635,789
  Belgium.....................           --     68,188,930    --        68,188,930
  Canada...................... $207,634,100             --    --       207,634,100
  China.......................           --      8,700,270    --         8,700,270
  France......................           --    219,463,563    --       219,463,563
  Germany.....................           --     22,166,073    --        22,166,073
  Greece......................           --        831,369    --           831,369
  Hong Kong...................           --    175,953,854    --       175,953,854
  Italy.......................           --     13,153,104    --        13,153,104
  Japan.......................           --    871,305,116    --       871,305,116
  Malaysia....................           --     23,245,493    --        23,245,493
  Mexico......................   75,962,155             --    --        75,962,155
  Netherlands.................           --    310,370,639    --       310,370,639
  New Zealand.................           --     31,496,919    --        31,496,919
  Singapore...................           --    285,094,555    --       285,094,555
  South Africa................           --    161,734,199    --       161,734,199
  Spain.......................           --     32,348,965    --        32,348,965
  Taiwan......................           --     12,279,290    --        12,279,290
  Turkey......................           --     31,221,027    --        31,221,027
  United Kingdom..............           --    600,699,298    --       600,699,298
Securities Lending Collateral.           --    150,502,338    --       150,502,338
Futures Contracts**...........      658,924             --    --           658,924
Forward Currency Contracts**..           --            (31)   --               (31)
                               ------------ --------------    --    --------------
TOTAL......................... $284,255,179 $3,819,390,760    --    $4,103,645,939
                               ============ ==============    ==    ==============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                  DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2016
                                  (UNAUDITED)

                                                                         PERCENTAGE
                                                   SHARES    VALUE++   OF NET ASSETS**
                                                   ------    -------   ---------------
COMMON STOCKS -- (27.4%)
AUSTRALIA -- (0.1%)
    Other Securities..............................         $ 5,136,936            0.1%
                                                           -----------            ----

BELGIUM -- (0.0%)
    Other Securities..............................              51,749            0.0%
                                                           -----------            ----

CANADA -- (0.0%)
    Other Securities..............................             594,613            0.0%
                                                           -----------            ----

HONG KONG -- (0.0%)
    Other Securities..............................             778,767            0.0%
                                                           -----------            ----

JAPAN -- (0.0%)
    Other Securities..............................             734,860            0.0%
                                                           -----------            ----

MEXICO -- (0.0%)
    Other Securities..............................              75,865            0.0%
                                                           -----------            ----

NETHERLANDS -- (0.1%)
    Other Securities..............................           2,313,715            0.1%
                                                           -----------            ----

SOUTH AFRICA -- (0.0%)
    Other Securities..............................             176,274            0.0%
                                                           -----------            ----

TAIWAN -- (0.0%)
    Other Securities..............................              12,151            0.0%
                                                           -----------            ----

TURKEY -- (0.0%)
    Other Securities..............................              35,993            0.0%
                                                           -----------            ----

UNITED KINGDOM -- (0.0%)
    Other Securities..............................              12,509            0.0%
                                                           -----------            ----

UNITED STATES -- (27.2%)
    Alexandria Real Estate Equities, Inc.......... 127,935  11,891,558            0.3%
    American Campus Communities, Inc.............. 225,772  10,103,297            0.2%
    Apartment Investment & Management Co. Class A. 273,038  10,937,902            0.2%
    AvalonBay Communities, Inc.................... 222,272  39,295,467            0.9%
    Boston Properties, Inc........................ 242,586  31,259,632            0.7%
    Camden Property Trust......................... 151,525  12,232,613            0.3%
#   CubeSmart..................................... 306,376   9,071,793            0.2%
    DDR Corp...................................... 517,304   9,052,820            0.2%
    Digital Realty Trust, Inc..................... 245,968  21,640,265            0.5%
    Douglas Emmett, Inc........................... 268,352   8,708,022            0.2%
    Duke Realty Corp.............................. 603,002  13,187,654            0.3%
#   EPR Properties................................ 114,007   7,510,781            0.2%
    Equinix, Inc..................................  22,541   7,446,419            0.2%
    Equity Lifestyle Properties, Inc.............. 140,089   9,594,696            0.2%
    Equity Residential............................ 588,940  40,089,146            0.9%
    Essex Property Trust, Inc..................... 114,045  25,141,220            0.6%
    Extra Space Storage, Inc...................... 197,505  16,778,050            0.4%
    Federal Realty Investment Trust............... 116,621  17,735,722            0.4%
    General Growth Properties, Inc................ 905,899  25,392,349            0.6%
    HCP, Inc...................................... 811,698  27,459,743            0.6%
    Healthcare Trust of America, Inc. Class A..... 299,242   8,645,101            0.2%

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                                              PERCENTAGE
                                                                   SHARES       VALUE++     OF NET ASSETS**
                                                                   ------       -------     ---------------
UNITED STATES -- (Continued)
#     Highwoods Properties, Inc.................................     180,655 $    8,442,008            0.2%
#     Host Hotels & Resorts, Inc................................   1,311,617     20,749,781            0.5%
#     Iron Mountain, Inc........................................     395,199     14,436,619            0.3%
      Kilroy Realty Corp........................................     160,900     10,427,929            0.2%
      Kimco Realty Corp.........................................     721,340     20,284,081            0.5%
      Liberty Property Trust....................................     285,282      9,956,342            0.2%
      Macerich Co. (The)........................................     226,137     17,204,503            0.4%
      Mid-America Apartment Communities, Inc....................     131,527     12,588,449            0.3%
      National Retail Properties, Inc...........................     245,970     10,763,647            0.2%
      Omega Healthcare Investors, Inc...........................     328,019     11,077,202            0.2%
      Prologis, Inc.............................................     861,707     39,130,115            0.9%
      Public Storage............................................     240,944     58,985,501            1.3%
      Realty Income Corp........................................     436,847     25,861,342            0.6%
      Regency Centers Corp......................................     170,217     12,544,993            0.3%
      Senior Housing Properties Trust...........................     448,993      7,893,297            0.2%
      Simon Property Group, Inc.................................     540,094    108,650,710            2.4%
      SL Green Realty Corp......................................     174,499     18,336,355            0.4%
      Sovran Self Storage, Inc..................................      73,571      7,814,712            0.2%
      Spirit Realty Capital, Inc................................     898,408     10,268,803            0.2%
      Taubman Centers, Inc......................................     114,953      7,983,486            0.2%
      UDR, Inc..................................................     446,056     15,576,276            0.3%
      Ventas, Inc...............................................     548,212     34,054,929            0.8%
      VEREIT, Inc...............................................   1,577,576     14,008,875            0.3%
      Vornado Realty Trust......................................     268,043     25,659,756            0.6%
      Weingarten Realty Investors...............................     215,370      7,951,460            0.2%
      Welltower, Inc............................................     603,375     41,886,293            0.9%
      WP Carey, Inc.............................................     176,193     10,763,630            0.2%
      Other Securities..........................................                275,121,037            6.0%
                                                                             --------------          ------
TOTAL UNITED STATES.............................................              1,221,596,381           27.3%
                                                                             --------------          ------
TOTAL COMMON STOCKS.............................................              1,231,519,813           27.5%
                                                                             --------------          ------

AFFILIATED INVESTMENT COMPANIES -- (71.8%)
UNITED STATES -- (71.8%)
      DFA International Real Estate Securities Portfolio of DFA
       Investment Dimensions Group Inc.......................... 287,730,253  1,602,657,507           35.8%
      DFA Real Estate Securities Portfolio DFA Investment
       Dimensions Group Inc.....................................  48,028,299  1,632,481,897           36.5%
                                                                             --------------          ------
TOTAL UNITED STATES.............................................              3,235,139,404           72.3%
                                                                             --------------          ------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
 COMPANIES......................................................              3,235,139,404           72.3%
                                                                             --------------          ------
TOTAL INVESTMENT SECURITIES.....................................              4,466,659,217
                                                                             --------------

SECURITIES LENDING COLLATERAL -- (0.8%)
(S)@  DFA Short Term Investment Fund............................   3,139,358     36,322,371            0.8%
                                                                             --------------          ------
TOTAL INVESTMENTS -- (100.0%)...................................
  (Cost $3,701,762,863).......................................               $4,502,981,588          100.6%
                                                                             ==============          ======

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 -------------------------------------------------
                                    LEVEL 1       LEVEL 2   LEVEL 3     TOTAL
                                 -------------- ----------- ------- --------------
Common Stocks
  Australia.....................             -- $ 5,136,936   --    $    5,136,936
  Belgium.......................             --      51,749   --            51,749
  Canada........................ $      594,613          --   --           594,613
  Hong Kong.....................             --     778,767   --           778,767
  Japan.........................             --     734,860   --           734,860
  Mexico........................         75,865          --   --            75,865
  Netherlands...................             --   2,313,715   --         2,313,715
  South Africa..................             --     176,274   --           176,274
  Taiwan........................             --      12,151   --            12,151
  Turkey........................             --      35,993   --            35,993
  United Kingdom................             --      12,509   --            12,509
  United States.................  1,221,596,381          --   --     1,221,596,381
Affiliated Investment Companies
  United States.................  3,235,139,404          --   --     3,235,139,404
Securities Lending Collateral...             --  36,322,371   --        36,322,371
                                 -------------- -----------   --    --------------
TOTAL........................... $4,457,406,263 $45,575,325   --    $4,502,981,588
                                 ============== ===========   ==    ==============

                See accompanying Notes to Financial Statements.

                  DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2016
                                  (UNAUDITED)


                                                                PERCENTAGE
                                      SHARES      VALUE++     OF NET ASSETS**
                                      ------      -------     ---------------
   COMMON STOCKS -- (90.4%)
   AUSTRALIA -- (6.6%)
       BlueScope Steel, Ltd........ 13,979,123 $   68,250,911            0.5%
       Treasury Wine Estates, Ltd..  5,703,502     40,159,778            0.3%
       Other Securities............               812,284,584            6.4%
                                               --------------            ----
   TOTAL AUSTRALIA.................               920,695,273            7.2%
                                               --------------            ----

   AUSTRIA -- (1.0%)
       Wienerberger AG.............  2,705,234     53,432,915            0.4%
       Other Securities............                85,832,556            0.7%
                                               --------------            ----
   TOTAL AUSTRIA...................               139,265,471            1.1%
                                               --------------            ----

   BELGIUM -- (1.2%)
       Other Securities............               173,769,800            1.3%
                                               --------------            ----

   CANADA -- (7.9%)
   *   New Gold, Inc...............  8,344,810     39,239,961            0.3%
   #   Precision Drilling Corp.....  9,215,142     47,812,684            0.4%
       RONA, Inc...................  2,992,633     56,957,102            0.5%
       Other Securities............               959,467,405            7.4%
                                               --------------            ----
   TOTAL CANADA....................             1,103,477,152            8.6%
                                               --------------            ----

   CHINA -- (0.0%)
       Other Securities............                 1,860,319            0.0%
                                               --------------            ----

   DENMARK -- (1.5%)
       Sydbank A.S.................  1,319,462     37,320,928            0.3%
       Other Securities............               170,611,641            1.3%
                                               --------------            ----
   TOTAL DENMARK...................               207,932,569            1.6%
                                               --------------            ----

   FINLAND -- (2.5%)
   #   Huhtamaki Oyj...............  1,164,372     45,800,624            0.4%
   #   Kesko Oyj Class B...........  1,468,229     58,726,912            0.5%
       Neste Oyj...................  1,254,581     40,202,465            0.3%
       Other Securities............               197,561,569            1.5%
                                               --------------            ----
   TOTAL FINLAND...................               342,291,570            2.7%
                                               --------------            ----

   FRANCE -- (4.3%)
       Arkema SA...................  1,008,246     80,474,640            0.6%
   *   Nexans SA...................    866,187     40,296,430            0.3%
       Rexel SA....................  3,309,555     50,181,373            0.4%
       Other Securities............               428,467,073            3.4%
                                               --------------            ----
   TOTAL FRANCE....................               599,419,516            4.7%
                                               --------------            ----

   GERMANY -- (6.6%)
       Aareal Bank AG..............  1,784,257     63,519,777            0.5%
       Aurubis AG..................  1,319,350     71,701,614            0.6%
   #   Bilfinger SE................    854,798     37,314,001            0.3%
       DMG Mori AG.................  1,252,749     60,056,008            0.5%
       Lanxess AG..................  1,559,962     81,694,612            0.6%
       Osram Licht AG..............  1,020,295     53,278,697            0.4%
       Rheinmetall AG..............  1,098,284     86,047,463            0.7%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                        PERCENTAGE
                                             SHARES       VALUE++     OF NET ASSETS**
                                             ------       -------     ---------------
GERMANY-- (Continued)
#   Salzgitter AG.........................   1,341,069 $   45,458,158            0.4%
    Other Securities......................                428,521,889            3.2%
                                                       --------------           -----
TOTAL GERMANY.............................                927,592,219            7.2%
                                                       --------------           -----

GREECE -- (0.0%)
    Other Securities......................                      1,967            0.0%
                                                       --------------           -----

HONG KONG -- (2.7%)
    Other Securities......................                379,871,260            2.9%
                                                       --------------           -----

IRELAND -- (0.4%)
    Smurfit Kappa Group P.L.C.............   1,403,675     37,258,397            0.3%
    Other Securities......................                 17,794,896            0.1%
                                                       --------------           -----
TOTAL IRELAND.............................                 55,053,293            0.4%
                                                       --------------           -----

ISRAEL -- (0.6%)
    Other Securities......................                 81,041,593            0.6%
                                                       --------------           -----

ITALY -- (3.8%)
    Banca Popolare dell'Emilia Romagna SC.  13,881,994     81,398,005            0.6%
    Banca Popolare di Milano Scarl........ 138,471,503    105,380,530            0.8%
#   Italcementi SpA.......................   3,958,034     46,967,470            0.4%
    Unipol Gruppo Finanziario SpA.........  12,426,970     53,353,095            0.4%
    Other Securities......................                246,264,355            1.9%
                                                       --------------           -----
TOTAL ITALY...............................                533,363,455            4.1%
                                                       --------------           -----

JAPAN -- (21.9%)
    Other Securities......................              3,062,570,517           23.8%
                                                       --------------           -----

NETHERLANDS -- (2.5%)
#   APERAM SA.............................   1,781,789     70,144,486            0.5%
#   SBM Offshore NV.......................   4,637,830     62,121,030            0.5%
    Other Securities......................                213,093,393            1.7%
                                                       --------------           -----
TOTAL NETHERLANDS.........................                345,358,909            2.7%
                                                       --------------           -----

NEW ZEALAND -- (0.5%)
    Other Securities......................                 74,910,799            0.6%
                                                       --------------           -----

NORWAY -- (0.7%)
    Other Securities......................                 90,946,238            0.7%
                                                       --------------           -----

PORTUGAL -- (0.3%)
    Other Securities......................                 38,743,109            0.3%
                                                       --------------           -----

SINGAPORE -- (1.4%)
    Other Securities......................                188,858,413            1.5%
                                                       --------------           -----

SPAIN -- (2.6%)
    Acciona SA............................     645,432     51,796,874            0.4%
    Gamesa Corp. Tecnologica SA...........   3,555,091     70,205,768            0.6%
    Other Securities......................                234,347,197            1.8%
                                                       --------------           -----
TOTAL SPAIN...............................                356,349,839            2.8%
                                                       --------------           -----

SWEDEN -- (3.1%)
    BillerudKorsnas AB....................   2,623,293     40,795,656            0.3%
    Holmen AB Class B.....................   1,365,261     47,077,595            0.4%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                               PERCENTAGE
                                    SHARES       VALUE++     OF NET ASSETS**
                                    ------       -------     ---------------
    SWEDEN -- (Continued)
        Saab AB Class B..........  1,160,690 $    39,756,280            0.3%
        Other Securities.........                303,665,024            2.4%
                                             ---------------           -----
    TOTAL SWEDEN.................                431,294,555            3.4%
                                             ---------------           -----

    SWITZERLAND -- (4.2%)
        Baloise Holding AG.......    422,896      52,420,679            0.4%
        Helvetia Holding AG......    179,222      96,527,152            0.8%
        Other Securities.........                438,886,273            3.4%
                                             ---------------           -----
    TOTAL SWITZERLAND............                587,834,104            4.6%
                                             ---------------           -----

    UNITED KINGDOM -- (14.1%)
        Beazley P.L.C............ 13,185,017      62,843,812            0.5%
        Bellway P.L.C............  3,313,114     118,633,480            0.9%
        Bodycote P.L.C...........  5,105,659      44,570,730            0.4%
        Bovis Homes Group P.L.C..  3,964,970      50,603,237            0.4%
    #   Carillion P.L.C..........  9,049,319      38,949,681            0.3%
        Centamin P.L.C........... 20,804,556      36,790,691            0.3%
        DS Smith P.L.C...........  8,524,227      47,542,090            0.4%
        Greene King P.L.C........  6,891,783      82,480,955            0.6%
        Hiscox, Ltd..............  7,439,820      98,062,344            0.8%
        Home Retail Group P.L.C.. 17,574,564      43,867,693            0.3%
        Inchcape P.L.C...........  7,454,059      73,936,863            0.6%
        John Wood Group P.L.C....  5,984,911      54,750,403            0.4%
        Man Group P.L.C.......... 26,341,969      56,977,144            0.5%
        Persimmon P.L.C..........  2,092,699      60,868,415            0.5%
        Taylor Wimpey P.L.C...... 21,266,727      57,368,195            0.5%
        Other Securities.........              1,045,519,277            8.0%
                                             ---------------           -----
    TOTAL UNITED KINGDOM.........              1,973,765,010           15.4%
                                             ---------------           -----

    UNITED STATES -- (0.0%)
        Other Securities.........                     89,418            0.0%
                                             ---------------           -----
    TOTAL COMMON STOCKS..........             12,616,356,368           98.2%
                                             ---------------           -----

    PREFERRED STOCKS -- (0.1%)
    GERMANY -- (0.1%)
        Other Securities.........                  5,511,315            0.0%
                                             ---------------           -----
    TOTAL PREFERRED STOCKS.......                  5,511,315            0.0%
                                             ---------------           -----

    RIGHTS/WARRANTS -- (0.0%)
    AUSTRIA -- (0.0%)
        Other Securities.........                         --            0.0%
                                             ---------------           -----

    GERMANY -- (0.0%)
        Other Securities.........                     31,085            0.0%
                                             ---------------           -----

    HONG KONG -- (0.0%)
        Other Securities.........                     45,228            0.0%
                                             ---------------           -----

    NORWAY -- (0.0%)
        Other Securities.........                         --            0.0%
                                             ---------------           -----
    SINGAPORE -- (0.0%)
        Other Securities.........                    472,996            0.0%
                                             ---------------           -----
    TOTAL RIGHTS/WARRANTS........                    549,309            0.0%
                                             ---------------           -----
    TOTAL INVESTMENT SECURITIES..             12,622,416,992
                                             ---------------

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                      PERCENTAGE
                                          SHARES        VALUE+      OF NET ASSETS**
                                          ------        ------      ---------------
SECURITIES LENDING COLLATERAL -- (9.5%)
(S)@   DFA Short Term Investment Fund.. 114,916,154 $ 1,329,579,905           10.4%
                                                    ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $12,925,033,172).............               $13,951,996,897          108.6%
                                                    ===============          ======

Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -------------------------------------------------------
                                  LEVEL 1         LEVEL 2      LEVEL 3      TOTAL
                               -------------- ---------------  ------- ---------------
Common Stocks
  Australia...................             -- $   920,695,273    --    $   920,695,273
  Austria.....................             --     139,265,471    --        139,265,471
  Belgium.....................             --     173,769,800    --        173,769,800
  Canada...................... $1,102,859,801         617,351    --      1,103,477,152
  China.......................             --       1,860,319    --          1,860,319
  Denmark.....................             --     207,932,569    --        207,932,569
  Finland.....................             --     342,291,570    --        342,291,570
  France......................             --     599,419,516    --        599,419,516
  Germany.....................             --     927,592,219    --        927,592,219
  Greece......................             --           1,967    --              1,967
  Hong Kong...................      2,406,667     377,464,593    --        379,871,260
  Ireland.....................             --      55,053,293    --         55,053,293
  Israel......................             --      81,041,593    --         81,041,593
  Italy.......................             --     533,363,455    --        533,363,455
  Japan.......................     15,694,545   3,046,875,972    --      3,062,570,517
  Netherlands.................             --     345,358,909    --        345,358,909
  New Zealand.................             --      74,910,799    --         74,910,799
  Norway......................             --      90,946,238    --         90,946,238
  Portugal....................             --      38,743,109    --         38,743,109
  Singapore...................             --     188,858,413    --        188,858,413
  Spain.......................        181,646     356,168,193    --        356,349,839
  Sweden......................             --     431,294,555    --        431,294,555
  Switzerland.................        574,291     587,259,813    --        587,834,104
  United Kingdom..............             --   1,973,765,010    --      1,973,765,010
  United States...............         89,418              --    --             89,418
Preferred Stocks
  Germany.....................             --       5,511,315    --          5,511,315
Rights/Warrants
  Austria.....................             --              --    --                 --
  Germany.....................             --          31,085    --             31,085
  Hong Kong...................             --          45,228    --             45,228
  Norway......................             --              --    --                 --
  Singapore...................             --         472,996    --            472,996
Securities Lending Collateral.             --   1,329,579,905    --      1,329,579,905
Futures Contracts**...........      5,699,896              --    --          5,699,896
Forward Currency Contracts**..             --          (1,201)   --             (1,201)
                               -------------- ---------------    --    ---------------
TOTAL......................... $1,127,506,264 $12,830,189,328    --    $13,957,695,592
                               ============== ===============    ==    ===============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                     INTERNATIONAL VECTOR EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2016
                                  (UNAUDITED)


                                                                        PERCENTAGE
                                                 SHARES    VALUE++    OF NET ASSETS**
                                                 ------    -------    ---------------
COMMON STOCKS -- (89.7%)
AUSTRALIA -- (6.0%)
    Australia & New Zealand Banking Group, Ltd.. 214,260 $  3,927,369            0.2%
    BHP Billiton, Ltd........................... 314,531    4,912,011            0.3%
    Macquarie Group, Ltd........................  83,903    4,019,372            0.2%
    Woodside Petroleum, Ltd..................... 226,867    4,857,222            0.3%
    Other Securities............................           98,704,796            5.6%
                                                         ------------            ----
TOTAL AUSTRALIA.................................          116,420,770            6.6%
                                                         ------------            ----

AUSTRIA -- (0.6%)
    Other Securities............................           11,208,001            0.6%
                                                         ------------            ----

BELGIUM -- (1.8%)
    Ageas.......................................  83,970    3,299,740            0.2%
    Anheuser-Busch InBev NV.....................  27,589    3,422,522            0.2%
    Delhaize Group..............................  43,074    4,526,415            0.3%
#   Umicore SA..................................  56,575    2,824,199            0.2%
    Other Securities............................           21,692,128            1.1%
                                                         ------------            ----
TOTAL BELGIUM...................................           35,765,004            2.0%
                                                         ------------            ----

CANADA -- (7.9%)
*   Kinross Gold Corp........................... 601,124    3,425,549            0.2%
    Suncor Energy, Inc.......................... 139,453    4,093,441            0.3%
    Other Securities............................          145,373,036            8.2%
                                                         ------------            ----
TOTAL CANADA....................................          152,892,026            8.7%
                                                         ------------            ----

CHINA -- (0.0%)
    Other Securities............................              360,059            0.0%
                                                         ------------            ----

DENMARK -- (1.8%)
    Novo Nordisk A.S. Class B...................  52,427    2,927,228            0.2%
    Other Securities............................           31,430,502            1.8%
                                                         ------------            ----
TOTAL DENMARK...................................           34,357,730            2.0%
                                                         ------------            ----

FINLAND -- (1.9%)
    UPM-Kymmene Oyj............................. 273,652    5,238,266            0.3%
    Other Securities............................           31,782,870            1.8%
                                                         ------------            ----
TOTAL FINLAND...................................           37,021,136            2.1%
                                                         ------------            ----

FRANCE -- (5.9%)
#   AXA SA...................................... 110,215    2,782,885            0.2%
    BNP Paribas SA..............................  73,561    3,895,712            0.2%
    Cie de Saint-Gobain......................... 110,562    5,066,231            0.3%
    Sanofi......................................  34,442    2,838,936            0.2%
#   Technip SA..................................  50,974    2,987,590            0.2%
    Total SA.................................... 240,139   12,136,816            0.7%
    Other Securities............................           84,649,422            4.7%
                                                         ------------            ----
TOTAL FRANCE....................................          114,357,592            6.5%
                                                         ------------            ----

GERMANY -- (5.5%)
    Allianz SE..................................  25,753    4,381,303            0.3%
    BASF SE.....................................  38,075    3,149,975            0.2%
    Bayerische Motoren Werke AG.................  33,040    3,056,648            0.2%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES    VALUE++    OF NET ASSETS**
                                           ------    -------    ---------------
 GERMANY -- (Continued)
     Daimler AG...........................  89,896 $  6,263,651            0.4%
     E.ON SE.............................. 393,681    4,080,177            0.2%
     Other Securities.....................           86,068,552            4.8%
                                                   ------------           -----
 TOTAL GERMANY............................          107,000,306            6.1%
                                                   ------------           -----

 HONG KONG -- (2.7%)
     Other Securities.....................           52,371,165            3.0%
                                                   ------------           -----

 IRELAND -- (0.5%)
     Other Securities.....................           10,489,734            0.6%
                                                   ------------           -----

 ISRAEL -- (0.7%)
     Other Securities.....................           13,106,771            0.7%
                                                   ------------           -----

 ITALY -- (2.7%)
     Assicurazioni Generali SpA........... 290,493    4,441,519            0.3%
     Eni SpA.............................. 211,731    3,459,035            0.2%
     Other Securities.....................           43,555,555            2.4%
                                                   ------------           -----
 TOTAL ITALY..............................           51,456,109            2.9%
                                                   ------------           -----

 JAPAN -- (20.9%)
     Aeon Co., Ltd........................ 193,419    2,898,461            0.2%
     Honda Motor Co., Ltd................. 108,123    2,917,782            0.2%
     Mitsubishi UFJ Financial Group, Inc.. 817,300    3,771,686            0.2%
     Toyota Motor Corp. Sponsored ADR.....  36,827    3,745,306            0.2%
     Other Securities.....................          392,945,517           22.3%
                                                   ------------           -----
 TOTAL JAPAN..............................          406,278,752           23.1%
                                                   ------------           -----

 NETHERLANDS -- (2.7%)
     ING Groep NV......................... 227,723    2,790,385            0.2%
     Koninklijke DSM NV...................  71,745    4,403,461            0.3%
     Other Securities.....................           44,776,969            2.5%
                                                   ------------           -----
 TOTAL NETHERLANDS........................           51,970,815            3.0%
                                                   ------------           -----

 NEW ZEALAND -- (0.5%)
     Other Securities.....................            9,520,443            0.5%
                                                   ------------           -----

 NORWAY -- (0.8%)
     Other Securities.....................           16,158,737            0.9%
                                                   ------------           -----

 PORTUGAL -- (0.3%)
     Other Securities.....................            5,648,473            0.3%
                                                   ------------           -----

 SINGAPORE -- (1.1%)
     Other Securities.....................           21,756,485            1.2%
                                                   ------------           -----

 SPAIN -- (2.2%)
     Banco Santander SA................... 853,014    4,331,877            0.3%
     Other Securities.....................           38,003,601            2.1%
                                                   ------------           -----
 TOTAL SPAIN..............................           42,335,478            2.4%
                                                   ------------           -----

 SWEDEN -- (2.7%)
     Other Securities.....................           51,922,528            3.0%
                                                   ------------           -----

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                      SHARES      VALUE++     OF NET ASSETS**
                                                      ------      -------     ---------------
SWITZERLAND -- (6.2%)
    Baloise Holding AG..............................    24,834 $    3,078,334            0.2%
    Clariant AG.....................................   182,599      3,459,625            0.2%
    Flughafen Zuerich AG............................     3,315      3,045,379            0.2%
    Lonza Group AG..................................    20,074      3,348,107            0.2%
    Nestle SA.......................................   110,012      8,211,257            0.5%
    Novartis AG.....................................    52,784      4,016,979            0.2%
    Novartis AG Sponsored ADR.......................    73,269      5,566,246            0.3%
    Swiss Life Holding AG...........................    12,759      3,226,963            0.2%
    Swiss Re AG.....................................    45,227      4,019,710            0.2%
    Other Securities................................               83,165,711            4.7%
                                                               --------------           -----
TOTAL SWITZERLAND...................................              121,138,311            6.9%
                                                               --------------           -----

UNITED KINGDOM -- (14.3%)
    Barratt Developments P.L.C......................   426,314      3,319,876            0.2%
    BP P.L.C. Sponsored ADR.........................   289,506      9,721,617            0.6%
    HSBC Holdings P.L.C. Sponsored ADR..............   225,279      7,508,549            0.4%
    J Sainsbury P.L.C...............................   683,557      2,892,001            0.2%
    Royal Dutch Shell P.L.C. Sponsored ADR, Class A.   142,317      7,527,151            0.4%
    Royal Dutch Shell P.L.C. Sponsored ADR, Class B.   113,939      6,078,646            0.4%
    Vodafone Group P.L.C............................   935,888      3,015,279            0.2%
    Vodafone Group P.L.C. Sponsored ADR.............   142,624      4,669,516            0.3%
#   WM Morrison Supermarkets P.L.C.................. 1,327,157      3,713,504            0.2%
    Other Securities................................              228,878,663           12.8%
                                                               --------------           -----
TOTAL UNITED KINGDOM................................              277,324,802           15.7%
                                                               --------------           -----
TOTAL COMMON STOCKS.................................            1,740,861,227           98.8%
                                                               --------------           -----

PREFERRED STOCKS -- (0.3%)
GERMANY -- (0.3%)
    Other Securities................................                6,400,476            0.4%
                                                               --------------           -----

UNITED KINGDOM -- (0.0%)
    Other Securities................................                      791            0.0%
                                                               --------------           -----
TOTAL PREFERRED STOCKS..............................                6,401,267            0.4%
                                                               --------------           -----

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
    Other Securities................................                        5            0.0%
                                                               --------------           -----

AUSTRIA -- (0.0%)
    Other Securities................................                       --            0.0%
                                                               --------------           -----

GERMANY -- (0.0%)
    Other Securities................................                    1,106            0.0%
                                                               --------------           -----

HONG KONG -- (0.0%)
    Other Securities................................                    3,424            0.0%
                                                               --------------           -----

NORWAY -- (0.0%)
    Other Securities................................                       --            0.0%
                                                               --------------           -----

SINGAPORE -- (0.0%)
    Other Securities................................                   25,005            0.0%
                                                               --------------           -----

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                     PERCENTAGE
                                           SHARES      VALUE++     OF NET ASSETS**
                                           ------      -------     ---------------
SWEDEN -- (0.0%)
        Other Securities................            $        4,448            0.0%
                                                    --------------          ------
TOTAL RIGHTS/WARRANTS...................                    33,988            0.0%
                                                    --------------          ------
TOTAL INVESTMENT SECURITIES.............             1,747,296,482
                                                    --------------

                                                       VALUE+
                                             -         ------
SECURITIES LENDING COLLATERAL -- (10.0%)
(S)@    DFA Short Term Investment Fund.. 16,695,254    193,164,090           11.0%
                                                    --------------          ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,869,019,904)                              $1,940,460,572          110.2%
                                                    ==============          ======

Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                 LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                               ------------ -------------- ------- --------------
Common Stocks
  Australia................... $  2,616,470 $  113,804,300   --    $  116,420,770
  Austria.....................           --     11,208,001   --        11,208,001
  Belgium.....................    1,559,858     34,205,146   --        35,765,004
  Canada......................  152,856,522         35,504   --       152,892,026
  China.......................           --        360,059   --           360,059
  Denmark.....................          716     34,357,014   --        34,357,730
  Finland.....................           --     37,021,136   --        37,021,136
  France......................      478,208    113,879,384   --       114,357,592
  Germany.....................    3,107,345    103,892,961   --       107,000,306
  Hong Kong...................      346,043     52,025,122   --        52,371,165
  Ireland.....................    2,005,795      8,483,939   --        10,489,734
  Israel......................    2,542,040     10,564,731   --        13,106,771
  Italy.......................      571,572     50,884,537   --        51,456,109
  Japan.......................    8,545,691    397,733,061   --       406,278,752
  Netherlands.................    4,903,846     47,066,969   --        51,970,815
  New Zealand.................        6,329      9,514,114   --         9,520,443
  Norway......................      716,257     15,442,480   --        16,158,737
  Portugal....................           --      5,648,473   --         5,648,473
  Singapore...................        4,343     21,752,142   --        21,756,485
  Spain.......................    2,556,694     39,778,784   --        42,335,478
  Sweden......................      273,054     51,649,474   --        51,922,528
  Switzerland.................   10,062,622    111,075,689   --       121,138,311
  United Kingdom..............   52,256,035    225,068,767   --       277,324,802
Preferred Stocks
  Germany.....................           --      6,400,476   --         6,400,476
  United Kingdom..............           --            791   --               791
Rights/Warrants
  Australia...................           --              5   --                 5
  Austria.....................           --             --   --                --
  Germany.....................           --          1,106   --             1,106
  Hong Kong...................           --          3,424   --             3,424
  Norway......................           --             --   --                --
  Singapore...................           --         25,005   --            25,005
  Sweden......................           --          4,448   --             4,448
Securities Lending Collateral.           --    193,164,090   --       193,164,090
                               ------------ --------------   --    --------------
TOTAL......................... $245,409,440 $1,695,051,132   --    $1,940,460,572
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                         WORLD EX U.S. VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2016
                                  (UNAUDITED)

                                                            SHARES      VALUE+
                                                           --------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The DFA International Value Series of
  The DFA Investment Trust Company........................           $120,762,084
Investment in Dimensional Emerging Markets Value Fund.....             42,158,597
Investment in DFA International Small Cap Value Portfolio
  DFA Investment Dimensions Group Inc..................... 1,120,881   21,386,406
                                                                     ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $190,686,820)..................................            184,307,087
                                                                     ============

Summary of the portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    -----------------------------------------
                                      LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                    ------------ ------- ------- ------------
   Affiliated Investment Companies. $184,307,087   --      --    $184,307,087
                                    ------------   --      --    ------------
   TOTAL........................... $184,307,087   --      --    $184,307,087
                                    ============   ==      ==    ============

                See accompanying Notes to Financial Statements.

                    WORLD EX U.S. TARGETED VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2016
                                  (UNAUDITED)


                                                             PERCENTAGE
                                       SHARES    VALUE++   OF NET ASSETS**
                                       ------    -------   ---------------
     COMMON STOCKS -- (97.3%)
     AUSTRALIA -- (5.5%)
         Incitec Pivot, Ltd........... 229,347 $   557,343            0.2%
         Santos, Ltd.................. 204,830     737,899            0.3%
         Other Securities.............          12,427,121            5.0%
                                               -----------            ----
     TOTAL AUSTRALIA..................          13,722,363            5.5%
                                               -----------            ----

     AUSTRIA -- (0.8%)
         OMV AG.......................  23,148     696,524            0.3%
         Other Securities.............           1,237,066            0.5%
                                               -----------            ----
     TOTAL AUSTRIA....................           1,933,590            0.8%
                                               -----------            ----

     BELGIUM -- (1.1%)
         Ageas........................  28,003   1,100,427            0.4%
         Solvay SA....................   6,658     674,526            0.3%
         Other Securities.............           1,065,259            0.4%
                                               -----------            ----
     TOTAL BELGIUM....................           2,840,212            1.1%
                                               -----------            ----

     BRAZIL -- (1.1%)
         Kroton Educacional SA........ 178,300     663,587            0.3%
         Other Securities.............           1,981,364            0.8%
                                               -----------            ----
     TOTAL BRAZIL.....................           2,644,951            1.1%
                                               -----------            ----

     CANADA -- (6.6%)
     *   Kinross Gold Corp............ 119,643     681,794            0.3%
         Teck Resources, Ltd. Class B.  48,198     590,039            0.2%
         Yamana Gold, Inc............. 140,071     694,382            0.3%
         Other Securities.............          14,594,386            5.9%
                                               -----------            ----
     TOTAL CANADA.....................          16,560,601            6.7%
                                               -----------            ----

     CHILE -- (0.2%)
         Other Securities.............             527,229            0.2%
                                               -----------            ----

     CHINA -- (5.7%)
         Other Securities.............          14,358,061            5.8%
                                               -----------            ----

     COLOMBIA -- (0.0%)
         Other Securities.............             125,227            0.1%
                                               -----------            ----

     DENMARK -- (1.3%)
         Other Securities.............           3,238,837            1.3%
                                               -----------            ----

     FINLAND -- (1.9%)
         Neste Oyj....................  17,647     565,490            0.2%
         Stora Enso Oyj Class R.......  70,796     618,976            0.3%
         UPM-Kymmene Oyj..............  72,885   1,395,170            0.6%
         Other Securities.............           2,192,234            0.8%
                                               -----------            ----
     TOTAL FINLAND....................           4,771,870            1.9%
                                               -----------            ----

     FRANCE -- (4.1%)
         Arkema SA....................   9,229     736,626            0.3%
         SCOR SE......................  23,193     790,085            0.3%
         Technip SA...................  14,725     863,033            0.4%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                            ------    -------   ---------------
 FRANCE -- (Continued)
     Other Securities......................         $ 7,801,483            3.1%
                                                    -----------           -----
 TOTAL FRANCE..............................          10,191,227            4.1%
                                                    -----------           -----

 GERMANY -- (4.8%)
     Lanxess AG............................  11,884     622,360            0.3%
     Osram Licht AG........................  10,639     555,557            0.2%
     Rheinmetall AG........................   8,438     661,094            0.3%
 *   RWE AG................................  39,393     590,209            0.3%
     ThyssenKrupp AG.......................  24,717     575,951            0.2%
     Other Securities......................           9,036,196            3.5%
                                                    -----------           -----
 TOTAL GERMANY.............................          12,041,367            4.8%
                                                    -----------           -----

 HONG KONG -- (2.0%)
     Other Securities......................           5,109,809            2.1%
                                                    -----------           -----

 INDIA -- (2.4%)
     Other Securities......................           5,979,674            2.4%
                                                    -----------           -----

 INDONESIA -- (0.6%)
     Other Securities......................           1,570,865            0.6%
                                                    -----------           -----

 IRELAND -- (0.5%)
     Smurfit Kappa Group P.L.C.............  34,342     911,556            0.4%
     Other Securities......................             290,531            0.1%
                                                    -----------           -----
 TOTAL IRELAND.............................           1,202,087            0.5%
                                                    -----------           -----

 ISRAEL -- (0.5%)
     Other Securities......................           1,347,339            0.5%
                                                    -----------           -----

 ITALY -- (2.6%)
     Banca Popolare dell'Emilia Romagna SC.  99,170     581,490            0.3%
     Banca Popolare di Milano Scarl........ 961,134     731,449            0.3%
     Unione di Banche Italiane SpA......... 148,196     629,922            0.3%
     Other Securities......................           4,486,531            1.7%
                                                    -----------           -----
 TOTAL ITALY...............................           6,429,392            2.6%
                                                    -----------           -----

 JAPAN -- (16.5%)
     Other Securities......................          41,470,577           16.7%
                                                    -----------           -----

 MALAYSIA -- (0.9%)
     Other Securities......................           2,288,089            0.9%
                                                    -----------           -----

 MEXICO -- (1.1%)
 *   Cemex S.A.B. de C.V................... 905,937     672,950            0.3%
     Other Securities......................           2,076,737            0.8%
                                                    -----------           -----
 TOTAL MEXICO..............................           2,749,687            1.1%
                                                    -----------           -----

 NETHERLANDS -- (1.3%)
     APERAM SA.............................  14,890     586,181            0.2%
     Koninklijke DSM NV....................  11,507     706,260            0.3%
     Other Securities......................           2,084,049            0.9%
                                                    -----------           -----
 TOTAL NETHERLANDS.........................           3,376,490            1.4%
                                                    -----------           -----

 NEW ZEALAND -- (0.7%)
     Other Securities......................           1,688,650            0.7%
                                                    -----------           -----

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                            ------    -------   ---------------
 NORWAY -- (0.8%)
     Other Securities......................         $ 1,912,139            0.8%
                                                    -----------            ----

 PHILIPPINES -- (0.2%)
     Other Securities......................             594,111            0.2%
                                                    -----------            ----

 POLAND -- (0.3%)
     Other Securities......................             762,815            0.3%
                                                    -----------            ----

 PORTUGAL -- (0.3%)
     Other Securities......................             684,938            0.3%
                                                    -----------            ----

 SINGAPORE -- (0.8%)
     Other Securities......................           2,025,503            0.8%
                                                    -----------            ----

 SOUTH AFRICA -- (2.0%)
 *   AngloGold Ashanti, Ltd. Sponsored ADR.  47,956     788,876            0.3%
     Other Securities......................           4,341,721            1.8%
                                                    -----------            ----
 TOTAL SOUTH AFRICA........................           5,130,597            2.1%
                                                    -----------            ----

 SOUTH KOREA -- (5.8%)
     Other Securities......................          14,594,159            5.9%
                                                    -----------            ----

 SPAIN -- (1.6%)
     Banco de Sabadell SA.................. 368,761     706,578            0.3%
     Other Securities......................           3,407,941            1.4%
                                                    -----------            ----
 TOTAL SPAIN...............................           4,114,519            1.7%
                                                    -----------            ----

 SWEDEN -- (2.0%)
     Other Securities......................           5,054,997            2.0%
                                                    -----------            ----

 SWITZERLAND -- (3.7%)
     Baloise Holding AG....................   6,236     772,992            0.3%
 *   Dufry AG..............................   4,813     634,439            0.3%
     Helvetia Holding AG...................   1,207     650,078            0.3%
     Swiss Life Holding AG.................   4,696   1,187,697            0.5%
     Other Securities......................           5,948,071            2.3%
                                                    -----------            ----
 TOTAL SWITZERLAND.........................           9,193,277            3.7%
                                                    -----------            ----

 TAIWAN -- (4.0%)
     Other Securities......................          10,094,682            4.1%
                                                    -----------            ----

 THAILAND -- (0.7%)
     Other Securities......................           1,678,671            0.7%
                                                    -----------            ----

 TURKEY -- (0.4%)
     Other Securities......................           1,049,361            0.4%
                                                    -----------            ----

 UNITED KINGDOM -- (12.5%)
     Barratt Developments P.L.C............  91,018     708,793            0.3%
     Bellway P.L.C.........................  25,648     918,384            0.4%
     Berkeley Group Holdings P.L.C.........  15,152     663,968            0.3%
     Direct Line Insurance Group P.L.C..... 174,812     926,087            0.4%
     GKN P.L.C............................. 171,282     698,988            0.3%
     Greene King P.L.C.....................  51,273     613,636            0.3%
     Hiscox, Ltd...........................  55,044     725,521            0.3%
     Inchcape P.L.C........................  64,830     643,049            0.3%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                          SHARES    VALUE++    OF NET ASSETS**
                                          ------    -------    ---------------
  UNITED KINGDOM -- (Continued)
         Investec P.L.C..................  76,209 $    583,609            0.2%
         J Sainsbury P.L.C............... 179,895      761,102            0.3%
         Johnson Matthey P.L.C...........  24,288    1,026,537            0.4%
         Randgold Resources, Ltd.........  11,902    1,188,870            0.5%
         Royal Mail P.L.C................ 123,358      878,625            0.4%
         RSA Insurance Group P.L.C....... 129,305      868,577            0.4%
         Smiths Group P.L.C..............  49,987      811,208            0.3%
         Travis Perkins P.L.C............  34,083      922,114            0.4%
         WM Morrison Supermarkets P.L.C.. 241,087      674,583            0.3%
         Other Securities................           17,710,024            6.8%
                                                  ------------          ------
  TOTAL UNITED KINGDOM...................           31,323,675           12.6%
                                                  ------------          ------
  TOTAL COMMON STOCKS....................          244,381,638           98.5%
                                                  ------------          ------

  PREFERRED STOCKS -- (0.5%)
  BRAZIL -- (0.3%)
         Other Securities................              707,150            0.3%
                                                  ------------          ------

  CHILE -- (0.0%)
         Other Securities................               24,345            0.0%
                                                  ------------          ------

  COLOMBIA -- (0.0%)
         Other Securities................               42,206            0.0%
                                                  ------------          ------

  GERMANY -- (0.2%)
         Other Securities................              450,943            0.2%
                                                  ------------          ------
  TOTAL PREFERRED STOCKS.................            1,224,644            0.5%
                                                  ------------          ------

  RIGHTS/WARRANTS -- (0.0%)
  BRAZIL -- (0.0%)
         Other Securities................                  493            0.0%
                                                  ------------          ------

  GERMANY -- (0.0%)
         Other Securities................                  292            0.0%
                                                  ------------          ------

  HONG KONG -- (0.0%)
         Other Securities................                  673            0.0%
                                                  ------------          ------

  NORWAY -- (0.0%)
         Other Securities................                   --            0.0%
                                                  ------------          ------

  SINGAPORE -- (0.0%)
         Other Securities................                4,097            0.0%
                                                  ------------          ------

  THAILAND -- (0.0%)
         Other Securities................               26,261            0.0%
                                                  ------------          ------
  TOTAL RIGHTS/WARRANTS..................               31,816            0.0%
                                                  ------------          ------
  TOTAL INVESTMENT SECURITIES............          245,638,098
                                                  ------------

                                                    VALUE+
                                                    ------
  SECURITIES LENDING COLLATERAL -- (2.2%)
  (S)@   DFA Short Term Investment Fund.. 484,106 $  5,601,103            2.3%
                                                  ------------          ------
  TOTAL INVESTMENTS -- (100.0%)
    (Cost $239,178,634)................           $251,239,201          101.3%
                                                  ============          ======

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------
                                   LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                 ----------- ------------ ------- ------------
  Common Stocks
    Australia...................          -- $ 13,722,363   --    $ 13,722,363
    Austria.....................          --    1,933,590   --       1,933,590
    Belgium.....................          --    2,840,212   --       2,840,212
    Brazil...................... $ 2,644,951           --   --       2,644,951
    Canada......................  16,560,601           --   --      16,560,601
    Chile.......................     155,985      371,244   --         527,229
    China.......................          --   14,358,061   --      14,358,061
    Colombia....................     125,227           --   --         125,227
    Denmark.....................          --    3,238,837   --       3,238,837
    Finland.....................          --    4,771,870   --       4,771,870
    France......................          --   10,191,227   --      10,191,227
    Germany.....................          --   12,041,367   --      12,041,367
    Hong Kong...................      30,568    5,079,241   --       5,109,809
    India.......................          --    5,979,674   --       5,979,674
    Indonesia...................          --    1,570,865   --       1,570,865
    Ireland.....................          --    1,202,087   --       1,202,087
    Israel......................          --    1,347,339   --       1,347,339
    Italy.......................          --    6,429,392   --       6,429,392
    Japan.......................      65,134   41,405,443   --      41,470,577
    Malaysia....................          --    2,288,089   --       2,288,089
    Mexico......................   2,749,687           --   --       2,749,687
    Netherlands.................          --    3,376,490   --       3,376,490
    New Zealand.................          --    1,688,650   --       1,688,650
    Norway......................          --    1,912,139   --       1,912,139
    Philippines.................          --      594,111   --         594,111
    Poland......................          --      762,815   --         762,815
    Portugal....................          --      684,938   --         684,938
    Singapore...................          --    2,025,503   --       2,025,503
    South Africa................   1,434,666    3,695,931   --       5,130,597
    South Korea.................          --   14,594,159   --      14,594,159
    Spain.......................      14,111    4,100,408   --       4,114,519
    Sweden......................          --    5,054,997   --       5,054,997
    Switzerland.................      86,163    9,107,114   --       9,193,277
    Taiwan......................          --   10,094,682   --      10,094,682
    Thailand....................   1,678,671           --   --       1,678,671
    Turkey......................          --    1,049,361   --       1,049,361
    United Kingdom..............          --   31,323,675   --      31,323,675
  Preferred Stocks
    Brazil......................     707,150           --   --         707,150
    Chile.......................          --       24,345   --          24,345
    Colombia....................      42,206           --   --          42,206
    Germany.....................          --      450,943   --         450,943
  Rights/Warrants
    Brazil......................          --          493   --             493
    Germany.....................          --          292   --             292
    Hong Kong...................          --          673   --             673
    Norway......................          --           --   --              --
    Singapore...................          --        4,097   --           4,097
    Thailand....................          --       26,261   --          26,261
  Securities Lending Collateral.          --    5,601,103   --       5,601,103
  Forward Currency Contracts**..          --            9   --               9
                                 ----------- ------------   --    ------------
  TOTAL......................... $26,295,120 $224,944,090   --    $251,239,210
                                 =========== ============   ==    ============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                      WORLD EX U.S. CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2016
                                  (UNAUDITED)

                                                                                 PERCENTAGE
                                                          SHARES     VALUE++   OF NET ASSETS**
                                                          ------     -------   ---------------
COMMON STOCKS -- (91.2%)
AUSTRALIA -- (4.6%)
    Australia & New Zealand Banking Group, Ltd..........   155,652 $ 2,853,089            0.2%
    BHP Billiton, Ltd...................................   207,411   3,239,125            0.2%
    Commonwealth Bank of Australia......................    42,958   2,398,217            0.2%
    National Australia Bank, Ltd........................   157,323   3,227,643            0.2%
#   Westpac Banking Corp................................   191,634   4,498,328            0.3%
    Other Securities....................................            56,252,441            3.8%
                                                                   -----------            ----
TOTAL AUSTRALIA.........................................            72,468,843            4.9%
                                                                   -----------            ----

AUSTRIA -- (0.4%)
    Other Securities....................................             7,037,381            0.5%
                                                                   -----------            ----

BELGIUM -- (1.2%)
    Anheuser-Busch InBev NV.............................    39,170   4,859,190            0.3%
    Other Securities....................................            13,385,834            0.9%
                                                                   -----------            ----
TOTAL BELGIUM...........................................            18,245,024            1.2%
                                                                   -----------            ----

BRAZIL -- (1.3%)
    Other Securities....................................            19,849,306            1.4%
                                                                   -----------            ----

CANADA -- (5.8%)
    Canadian Natural Resources, Ltd.....................    71,701   2,152,464            0.2%
    Royal Bank of Canada................................    64,900   4,031,588            0.3%
    Other Securities....................................            86,419,197            5.8%
                                                                   -----------            ----
TOTAL CANADA............................................            92,603,249            6.3%
                                                                   -----------            ----

CHILE -- (0.2%)
    Other Securities....................................             3,784,738            0.3%
                                                                   -----------            ----

CHINA -- (4.5%)
    China Construction Bank Corp. Class H............... 6,088,000   3,866,653            0.3%
    China Mobile, Ltd. Sponsored ADR....................    39,357   2,263,815            0.2%
    Industrial & Commercial Bank of China, Ltd. Class H. 4,742,000   2,538,871            0.2%
    Other Securities....................................            63,004,471            4.2%
                                                                   -----------            ----
TOTAL CHINA.............................................            71,673,810            4.9%
                                                                   -----------            ----

COLOMBIA -- (0.1%)
    Other Securities....................................             1,212,413            0.1%
                                                                   -----------            ----

CZECH REPUBLIC -- (0.0%)
    Other Securities....................................               292,472            0.0%
                                                                   -----------            ----

DENMARK -- (1.4%)
    Novo Nordisk A.S. Class B...........................    52,084   2,908,076            0.2%
    Other Securities....................................            18,648,196            1.3%
                                                                   -----------            ----
TOTAL DENMARK...........................................            21,556,272            1.5%
                                                                   -----------            ----

EGYPT -- (0.0%)
    Other Securities....................................               117,060            0.0%
                                                                   -----------            ----

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                              PERCENTAGE
                                                        SHARES    VALUE++   OF NET ASSETS**
                                                        ------    -------   ---------------
FINLAND -- (1.2%)
    UPM-Kymmene Oyj.................................... 130,315 $ 2,494,499            0.2%
    Other Securities...................................          16,433,755            1.1%
                                                                -----------            ----
TOTAL FINLAND..........................................          18,928,254            1.3%
                                                                -----------            ----

FRANCE -- (5.0%)
    Cie de Saint-Gobain................................  49,612   2,273,348            0.2%
    Cie Generale des Etablissements Michelin...........  23,605   2,465,543            0.2%
#   Sanofi.............................................  35,579   2,932,655            0.2%
    Total SA........................................... 185,779   9,389,419            0.6%
    Other Securities...................................          62,784,584            4.2%
                                                                -----------            ----
TOTAL FRANCE...........................................          79,845,549            5.4%
                                                                -----------            ----

GERMANY -- (4.9%)
    Allianz SE.........................................  15,044   2,559,404            0.2%
    BASF SE............................................  63,703   5,270,200            0.4%
    Bayerische Motoren Werke AG........................  37,367   3,456,954            0.2%
    Daimler AG.........................................  84,976   5,920,842            0.4%
    Deutsche Telekom AG................................ 206,421   3,623,396            0.3%
    E.ON SE............................................ 312,916   3,243,115            0.2%
    Other Securities...................................          54,132,557            3.6%
                                                                -----------            ----
TOTAL GERMANY..........................................          78,206,468            5.3%
                                                                -----------            ----

GREECE -- (0.0%)
    Other Securities...................................             413,575            0.0%
                                                                -----------            ----

HONG KONG -- (2.1%)
    AIA Group, Ltd..................................... 557,400   3,328,673            0.2%
    Other Securities...................................          29,612,084            2.0%
                                                                -----------            ----
TOTAL HONG KONG........................................          32,940,757            2.2%
                                                                -----------            ----

HUNGARY -- (0.1%)
    Other Securities...................................             985,664            0.1%
                                                                -----------            ----

INDIA -- (2.0%)
    Other Securities...................................          30,986,814            2.1%
                                                                -----------            ----

INDONESIA -- (0.5%)
    Other Securities...................................           8,001,945            0.5%
                                                                -----------            ----

IRELAND -- (0.4%)
    Other Securities...................................           6,366,244            0.4%
                                                                -----------            ----

ISRAEL -- (0.5%)
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR.  43,337   2,359,700            0.2%
    Other Securities...................................           4,853,172            0.3%
                                                                -----------            ----
TOTAL ISRAEL...........................................           7,212,872            0.5%
                                                                -----------            ----

ITALY -- (2.0%)
    Assicurazioni Generali SpA......................... 164,855   2,520,566            0.2%
    Eni SpA............................................ 205,577   3,358,498            0.2%
    Other Securities...................................          25,248,498            1.7%
                                                                -----------            ----
TOTAL ITALY............................................          31,127,562            2.1%
                                                                -----------            ----

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                          SHARES    VALUE++    OF NET ASSETS**
                                          ------    -------    ---------------
  JAPAN -- (16.0%)
      Hitachi, Ltd....................... 480,000 $  2,199,468            0.2%
      Honda Motor Co., Ltd............... 104,700    2,825,410            0.2%
      Nissan Motor Co., Ltd.............. 257,500    2,285,061            0.2%
      Toyota Motor Corp.................. 144,900    7,344,938            0.5%
      Other Securities...................          239,955,065           16.2%
                                                  ------------           -----
  TOTAL JAPAN............................          254,609,942           17.3%
                                                  ------------           -----

  MALAYSIA -- (0.7%)
      Other Securities...................           10,306,200            0.7%
                                                  ------------           -----

  MEXICO -- (1.0%)
      Other Securities...................           15,229,451            1.0%
                                                  ------------           -----

  NETHERLANDS -- (1.9%)
      Akzo Nobel NV......................  33,291    2,365,212            0.2%
      Koninklijke DSM NV.................  39,424    2,419,709            0.2%
      Other Securities...................           26,065,370            1.7%
                                                  ------------           -----
  TOTAL NETHERLANDS......................           30,850,291            2.1%
                                                  ------------           -----

  NEW ZEALAND -- (0.4%)
      Other Securities...................            6,520,871            0.4%
                                                  ------------           -----

  NORWAY -- (0.6%)
      Other Securities...................            9,450,928            0.6%
                                                  ------------           -----

  PERU -- (0.0%)
      Other Securities...................              197,442            0.0%
                                                  ------------           -----

  PHILIPPINES -- (0.3%)
      Other Securities...................            4,783,606            0.3%
                                                  ------------           -----

  POLAND -- (0.3%)
      Other Securities...................            4,579,048            0.3%
                                                  ------------           -----

  PORTUGAL -- (0.2%)
      Other Securities...................            3,849,511            0.3%
                                                  ------------           -----

  RUSSIA -- (0.3%)
      Other Securities...................            4,072,793            0.3%
                                                  ------------           -----

  SINGAPORE -- (0.8%)
      Other Securities...................           12,812,884            0.9%
                                                  ------------           -----

  SOUTH AFRICA -- (1.7%)
      Other Securities...................           27,638,548            1.9%
                                                  ------------           -----

  SOUTH KOREA -- (4.0%)
      Samsung Electronics Co., Ltd.......   7,245    7,895,823            0.6%
      Other Securities...................           55,585,172            3.7%
                                                  ------------           -----
  TOTAL SOUTH KOREA......................           63,480,995            4.3%
                                                  ------------           -----

  SPAIN -- (1.9%)
      Banco Bilbao Vizcaya Argentaria SA. 412,856    2,837,066            0.2%
      Banco Santander SA................. 590,578    2,999,146            0.2%
      Iberdrola SA....................... 336,198    2,393,306            0.2%
      Other Securities...................           22,208,023            1.5%
                                                  ------------           -----
  TOTAL SPAIN............................           30,437,541            2.1%
                                                  ------------           -----

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       PERCENTAGE
                                                             SHARES      VALUE++     OF NET ASSETS**
                                                             ------      -------     ---------------
SWEDEN -- (2.1%)
    Other Securities.......................................           $   33,483,071            2.3%
                                                                      --------------           -----

SWITZERLAND -- (4.9%)
    ABB, Ltd...............................................   127,841      2,706,428            0.2%
    Cie Financiere Richemont SA............................    43,082      2,872,717            0.2%
    Nestle SA..............................................   188,507     14,070,096            1.0%
    Novartis AG............................................    46,381      3,529,696            0.3%
    Roche Holding AG.......................................    11,852      2,998,665            0.2%
    Syngenta AG............................................     8,330      3,341,704            0.2%
    Other Securities.......................................               48,954,124            3.2%
                                                                      --------------           -----
TOTAL SWITZERLAND..........................................               78,473,430            5.3%
                                                                      --------------           -----

TAIWAN -- (3.0%)
    Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored
     ADR...................................................   103,887      2,450,694            0.2%
    Other Securities.......................................               45,088,263            3.0%
                                                                      --------------           -----
TOTAL TAIWAN...............................................               47,538,957            3.2%
                                                                      --------------           -----

THAILAND -- (0.5%)
    Other Securities.......................................                8,346,194            0.6%
                                                                      --------------           -----

TURKEY -- (0.3%)
    Other Securities.......................................                5,352,375            0.4%
                                                                      --------------           -----

UNITED KINGDOM -- (12.1%)
    BP P.L.C. Sponsored ADR................................   265,854      8,927,373            0.6%
    HSBC Holdings P.L.C. Sponsored ADR.....................   143,062      4,768,256            0.3%
    Royal Dutch Shell P.L.C. Sponsored ADR, Class A........   108,253      5,725,526            0.4%
#   Royal Dutch Shell P.L.C. Sponsored ADR, Class B........    67,335      3,592,322            0.3%
    SSE P.L.C..............................................   122,363      2,703,434            0.2%
    Vodafone Group P.L.C................................... 1,177,738      3,794,481            0.3%
    Other Securities.......................................              162,598,773           11.0%
                                                                      --------------           -----
TOTAL UNITED KINGDOM.......................................              192,110,165           13.1%
                                                                      --------------           -----

UNITED STATES -- (0.0%)
    Other Securities.......................................                   47,390            0.0%
                                                                      --------------           -----
TOTAL COMMON STOCKS........................................            1,448,027,905           98.4%
                                                                      --------------           -----

PREFERRED STOCKS -- (0.8%)
BRAZIL -- (0.5%)
    Other Securities.......................................                6,928,936            0.5%
                                                                      --------------           -----

CHILE -- (0.0%)
    Other Securities.......................................                  131,925            0.0%
                                                                      --------------           -----

COLOMBIA -- (0.0%)
    Other Securities.......................................                  159,976            0.0%
                                                                      --------------           -----

GERMANY -- (0.3%)
    Other Securities.......................................                4,975,263            0.3%
                                                                      --------------           -----

UNITED KINGDOM -- (0.0%)
    Other Securities.......................................                    1,092            0.0%
                                                                      --------------           -----
TOTAL PREFERRED STOCKS.....................................               12,197,192            0.8%
                                                                      --------------           -----

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                    PERCENTAGE
                                          SHARES      VALUE++     OF NET ASSETS**
                                          ------      -------     ---------------
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
       Other Securities................            $        1,483            0.0%
                                                   --------------          ------

GERMANY -- (0.0%)
       Other Securities................                       616            0.0%
                                                   --------------          ------

SINGAPORE -- (0.0%)
       Other Securities................                     7,833            0.0%
                                                   --------------          ------

SOUTH KOREA -- (0.0%)
       Other Securities................                     6,231            0.0%
                                                   --------------          ------

SWEDEN -- (0.0%)
       Other Securities................                     7,320            0.0%
                                                   --------------          ------

THAILAND -- (0.0%)
       Other Securities................                    33,526            0.0%
                                                   --------------          ------

TOTAL RIGHTS/WARRANTS..................                    57,009            0.0%
                                                   --------------          ------

TOTAL INVESTMENT SECURITIES............             1,460,282,106
                                                   --------------

                                                      VALUE+
                                            -         ------             -
SECURITIES LENDING COLLATERAL -- (8.0%)
(S)@   DFA Short Term Investment Fund.. 10,940,211    126,578,247            8.6%
                                                   --------------          ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,632,847,885)                             $1,586,860,353          107.8%
                                                   ==============          ======

Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                            INVESTMENTS IN SECURITIES (MARKET VALUE)
                           -------------------------------------------
                             LEVEL 1     LEVEL 2   LEVEL 3    TOTAL
                           ----------- ----------- ------- -----------
         Common Stocks
           Australia...... $   798,326 $71,670,517   --    $72,468,843
           Austria........          --   7,037,381   --      7,037,381
           Belgium........     550,595  17,694,429   --     18,245,024
           Brazil.........  19,849,306          --   --     19,849,306
           Canada.........  92,592,071      11,178   --     92,603,249
           Chile..........     934,057   2,850,681   --      3,784,738
           China..........   4,553,162  67,120,648   --     71,673,810
           Colombia.......   1,210,611       1,802   --      1,212,413
           Czech Republic.          --     292,472   --        292,472
           Denmark........     298,142  21,258,130   --     21,556,272
           Egypt..........          --     117,060   --        117,060
           Finland........     182,349  18,745,905   --     18,928,254
           France.........   1,729,487  78,116,062   --     79,845,549
           Germany........   2,522,140  75,684,328   --     78,206,468
           Greece.........          --     413,575   --        413,575
           Hong Kong......     114,214  32,826,543   --     32,940,757
           Hungary........          --     985,664   --        985,664
           India..........     894,021  30,092,793   --     30,986,814
           Indonesia......     160,110   7,841,835   --      8,001,945
           Ireland........   1,290,883   5,075,361   --      6,366,244

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ---------------------------------------------------
                                 LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                               ------------ --------------  ------- --------------
  Israel...................... $  2,583,641 $    4,629,231    --    $    7,212,872
  Italy.......................      163,079     30,964,483    --        31,127,562
  Japan.......................    3,090,533    251,519,409    --       254,609,942
  Malaysia....................           --     10,306,200    --        10,306,200
  Mexico......................   15,229,451             --    --        15,229,451
  Netherlands.................    2,824,020     28,026,271    --        30,850,291
  New Zealand.................           --      6,520,871    --         6,520,871
  Norway......................      332,056      9,118,872    --         9,450,928
  Peru........................      197,442             --    --           197,442
  Philippines.................       33,210      4,750,396    --         4,783,606
  Poland......................           --      4,579,048    --         4,579,048
  Portugal....................           --      3,849,511    --         3,849,511
  Russia......................      219,950      3,852,843    --         4,072,793
  Singapore...................           --     12,812,884    --        12,812,884
  South Africa................    4,339,746     23,298,802    --        27,638,548
  South Korea.................    1,074,981     62,406,014    --        63,480,995
  Spain.......................      808,834     29,628,707    --        30,437,541
  Sweden......................       90,745     33,392,326    --        33,483,071
  Switzerland.................    3,348,763     75,124,667    --        78,473,430
  Taiwan......................    2,644,437     44,894,520    --        47,538,957
  Thailand....................    8,346,194             --    --         8,346,194
  Turkey......................       25,920      5,326,455    --         5,352,375
  United Kingdom..............   43,971,608    148,138,557    --       192,110,165
  United States...............       47,390             --    --            47,390
Preferred Stocks
  Brazil......................    6,928,936             --    --         6,928,936
  Chile.......................           --        131,925    --           131,925
  Colombia....................      159,976             --    --           159,976
  Germany.....................           --      4,975,263    --         4,975,263
  United Kingdom..............           --          1,092    --             1,092
Rights/Warrants
  Brazil......................           --          1,483    --             1,483
  Germany.....................           --            616    --               616
  Singapore...................           --          7,833    --             7,833
  South Korea.................           --          6,231    --             6,231
  Sweden......................           --          7,320    --             7,320
  Thailand....................           --         33,526    --            33,526
Securities Lending Collateral.           --    126,578,247    --       126,578,247
Forward Currency Contracts**..           --            (15)   --               (15)
                               ------------ --------------    --    --------------
TOTAL......................... $224,140,386 $1,362,719,952    --    $1,586,860,338
                               ============ ==============    ==    ==============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                          WORLD CORE EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2016
                                  (UNAUDITED)

                                                           SHARES      VALUE+
                                                          --------- ------------
AFFILIATED INVESTMENT COMPANIES -- (99.8%)
Investment in U.S. Core Equity 1 Portfolio
  DFA Investment Dimensions Group Inc.................... 6,861,385 $119,868,403
Investment in International Core Equity Portfolio
  DFA Investment Dimensions Group Inc.................... 7,660,147   88,551,305
Investment in Emerging Markets Core Equity Portfolio
  DFA Investment Dimensions Group Inc.................... 1,419,854   24,208,516
                                                                    ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $239,238,498).................................            232,628,224
                                                                    ------------

TEMPORARY CASH INVESTMENTS -- (0.2%)
State Street Institutional Liquid Reserves, 0.455%
  (Cost $416,634)........................................   416,634      416,634
                                                                    ------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $239,655,132).................................           $233,044,858
                                                                    ============

Summary of the Fund's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    -----------------------------------------
                                      LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                    ------------ ------- ------- ------------
   Affiliated Investment Companies. $232,628,224   --      --    $232,628,224
   Temporary Cash Investments......      416,634   --      --         416,634
                                    ------------   --      --    ------------
   TOTAL........................... $233,044,858   --      --    $233,044,858
                                    ============   ==      ==    ============

                See accompanying Notes to Financial Statements.

                  SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2016
                                  (UNAUDITED)

                                                           SHARES      VALUE+
                                                          --------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Core Equity 2 Portfolio
  DFA Investment Dimensions Group Inc.................... 7,263,744 $121,086,608
Investment in International Core Equity Portfolio
  DFA Investment Dimensions Group Inc.................... 8,632,268   99,789,015
Investment in Emerging Markets Core Equity Portfolio
  DFA Investment Dimensions Group Inc.................... 2,546,190   43,412,540
                                                                    ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $258,819,215).................................            264,288,163
                                                                    ------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $258,819,215).................................           $264,288,163
                                                                    ============

Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ----------------------------------------------
                                   LEVEL 1      LEVEL 2    LEVEL 3     TOTAL
                                 ------------ -----------  ------- ------------
Affiliated Investment Companies. $264,288,163          --    --    $264,288,163
Futures Contracts**.............      351,323          --    --         351,323
Forward Currency Contracts**....           -- $(1,430,675)   --      (1,430,675)
                                 ------------ -----------    --    ------------
TOTAL........................... $264,639,486 $(1,430,675)   --    $263,208,811
                                 ============ ===========    ==    ============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                           SCHEDULES OF INVESTMENTS

                                APRIL 30, 2016

                                  (UNAUDITED)

                          EMERGING MARKETS PORTFOLIO


                                                                 VALUE+
                                                             --------------
     AFFILIATED INVESTMENT COMPANY -- (100.0%)
     Investment in The Emerging Markets Series of
       The DFA Investment Trust Company..................... $4,465,869,637
                                                             --------------
        TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
          (Cost $3,862,556,096)............................. $4,465,869,637
                                                             ==============

Summary of the Portfolio's Master Fund's investments as of April 30, 2016, based on their valuation inputs, is located within this report (See Security Valuation Note).

                     EMERGING MARKETS SMALL CAP PORTFOLIO

                                                                 VALUE+
                                                             --------------
     AFFILIATED INVESTMENT COMPANY -- (100.0%)
     Investment in The Emerging Markets Small Cap Series of
       The DFA Investment Trust Company..................... $5,082,100,585
                                                             --------------
        TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
          (Cost $5,227,167,181)............................. $5,082,100,585
                                                             ==============

Summary of the Portfolio's Master Fund's investments as of April 30, 2016, based on their valuation inputs, is located within this report (See Security Valuation Note).

                       EMERGING MARKETS VALUE PORTFOLIO

                                                                VALUE+
                                                            ---------------
    AFFILIATED INVESTMENT COMPANY -- (100.0%)
    Investment in Dimensional Emerging Markets Value Fund.. $15,603,940,830
                                                            ---------------
       TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
         (Cost $17,951,231,812)............................ $15,603,940,830
                                                            ===============

Summary of the Portfolio's Master Fund's investments as of April 30, 2016, based on their valuation inputs, is located within this report (See Security Valuation Note).


                See accompanying Notes to Financial Statements.

                    EMERGING MARKETS CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2016
                                  (UNAUDITED)

                                                                                      PERCENTAGE
                                                           SHARES       VALUE++     OF NET ASSETS**
                                                           ------       -------     ---------------
COMMON STOCKS -- (90.8%)
BELGIUM -- (0.0%)
    Other Securities....................................             $        3,499            0.0%
                                                                     --------------           -----

BRAZIL -- (6.2%)
    AMBEV SA ADR........................................  12,546,714     70,136,131            0.4%
    BM&FBovespa SA -- Bolsa de Valores Mercadorias e
     Futuros............................................  13,220,623     66,040,649            0.4%
    Ultrapar Participacoes SA...........................   2,067,950     43,544,650            0.3%
    Other Securities....................................                891,727,313            5.4%
                                                                     --------------           -----
TOTAL BRAZIL............................................              1,071,448,743            6.5%
                                                                     --------------           -----

CHILE -- (1.5%)
    Other Securities....................................                252,754,709            1.5%
                                                                     --------------           -----

CHINA -- (13.2%)
    Bank of China, Ltd. Class H......................... 140,558,702     56,911,425            0.4%
    China Construction Bank Corp. Class H............... 226,793,302    144,042,560            0.9%
    China Mobile, Ltd...................................   3,556,500     40,831,337            0.3%
    China Mobile, Ltd. Sponsored ADR....................   1,846,091    106,187,154            0.7%
    CNOOC, Ltd..........................................  31,188,000     38,527,169            0.2%
    Industrial & Commercial Bank of China, Ltd. Class H. 172,209,725     92,201,236            0.6%
    Ping An Insurance Group Co. of China, Ltd. Class H..  11,581,000     54,350,553            0.3%
    Tencent Holdings, Ltd...............................   9,155,700    186,303,037            1.2%
    Other Securities....................................              1,571,420,224            9.4%
                                                                     --------------           -----
TOTAL CHINA.............................................              2,290,774,695           14.0%
                                                                     --------------           -----

COLOMBIA -- (0.4%)
    Other Securities....................................                 72,646,357            0.4%
                                                                     --------------           -----

CZECH REPUBLIC -- (0.2%)
    Other Securities....................................                 32,042,611            0.2%
                                                                     --------------           -----

EGYPT -- (0.1%)
    Other Securities....................................                 13,279,560            0.1%
                                                                     --------------           -----

GREECE -- (0.3%)
    Other Securities....................................                 48,471,454            0.3%
                                                                     --------------           -----

HONG KONG -- (0.0%)
    Other Securities....................................                    300,894            0.0%
                                                                     --------------           -----

HUNGARY -- (0.3%)
    Other Securities....................................                 54,488,209            0.3%
                                                                     --------------           -----

INDIA -- (11.7%)
    Axis Bank, Ltd......................................   5,610,260     39,750,263            0.3%
    HDFC Bank, Ltd......................................   2,994,559     50,620,379            0.3%
    Infosys, Ltd........................................   2,560,765     46,511,670            0.3%
    Infosys, Ltd. Sponsored ADR.........................   3,708,004     69,710,475            0.4%
    ITC, Ltd............................................   8,357,996     41,000,030            0.3%
    Reliance Industries, Ltd............................   3,320,225     48,994,520            0.3%
    Tata Consultancy Services, Ltd......................   1,530,394     58,541,560            0.4%
    Other Securities....................................              1,667,771,072           10.0%
                                                                     --------------           -----
TOTAL INDIA.............................................              2,022,899,969           12.3%
                                                                     --------------           -----

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                           SHARES      VALUE++     OF NET ASSETS**
                                                           ------      -------     ---------------
INDONESIA -- (2.9%)
    Bank Rakyat Indonesia Persero Tbk PT................ 49,181,400 $   38,434,548            0.2%
    Other Securities....................................               469,672,574            2.9%
                                                                    --------------            ----
TOTAL INDONESIA.........................................               508,107,122            3.1%
                                                                    --------------            ----

MALAYSIA -- (4.1%)
    Malayan Banking Bhd................................. 16,693,109     38,110,571            0.3%
    Public Bank Bhd.....................................  8,524,711     40,777,421            0.3%
    Other Securities....................................               632,292,100            3.7%
                                                                    --------------            ----
TOTAL MALAYSIA..........................................               711,180,092            4.3%
                                                                    --------------            ----

MEXICO -- (4.8%)
    Alfa S.A.B. de C.V. Class A......................... 19,913,602     37,455,232            0.2%
    America Movil S.A.B. de C.V. Series L ADR...........  3,134,148     44,379,535            0.3%
*   Cemex S.A.B. de C.V. Sponsored ADR..................  6,971,669     51,938,935            0.3%
    Fomento Economico Mexicano S.A.B. de C.V. Sponsored
     ADR................................................    627,285     58,469,235            0.4%
    Grupo Financiero Banorte S.A.B. de C.V. Class O.....  8,581,116     48,789,413            0.3%
    Grupo Mexico S.A.B. de C.V. Series B................ 19,299,353     49,087,874            0.3%
    Grupo Televisa S.A.B. Sponsored ADR.................  1,922,391     56,191,489            0.4%
    Wal-Mart de Mexico S.A.B. de C.V.................... 16,371,536     40,461,021            0.3%
    Other Securities....................................               446,729,340            2.6%
                                                                    --------------            ----
TOTAL MEXICO............................................               833,502,074            5.1%
                                                                    --------------            ----

PERU -- (0.1%)
    Other Securities....................................                23,545,845            0.2%
                                                                    --------------            ----

PHILIPPINES -- (1.6%)
    Other Securities....................................               273,999,298            1.7%
                                                                    --------------            ----

POLAND -- (1.6%)
    Other Securities....................................               283,780,785            1.7%
                                                                    --------------            ----

RUSSIA -- (1.4%)
    Gazprom PAO Sponsored ADR...........................  9,916,642     51,526,664            0.3%
    Other Securities....................................               186,109,944            1.2%
                                                                    --------------            ----
TOTAL RUSSIA............................................               237,636,608            1.5%
                                                                    --------------            ----

SOUTH AFRICA -- (8.3%)
*   AngloGold Ashanti, Ltd. Sponsored ADR...............  4,151,296     68,288,819            0.4%
    Bidvest Group, Ltd. (The)...........................  1,904,950     48,398,033            0.3%
    FirstRand, Ltd...................................... 17,937,935     57,654,497            0.4%
    MTN Group, Ltd......................................  9,901,001    103,648,613            0.6%
    Naspers, Ltd. Class N...............................    587,379     80,829,985            0.5%
    Sanlam, Ltd.........................................  8,202,959     39,836,570            0.3%
    Sasol, Ltd..........................................  1,457,316     47,669,025            0.3%
    Sasol, Ltd. Sponsored ADR...........................  1,144,917     37,541,828            0.2%
    Standard Bank Group, Ltd............................  5,266,378     47,293,861            0.3%
    Steinhoff International Holdings NV.................  8,846,810     55,341,494            0.3%
    Woolworths Holdings, Ltd............................  5,724,006     36,858,560            0.2%
    Other Securities....................................               808,294,524            4.9%
                                                                    --------------            ----
TOTAL SOUTH AFRICA......................................             1,431,655,809            8.7%
                                                                    --------------            ----

SOUTH KOREA -- (13.8%)
    Hyundai Motor Co....................................    364,834     45,776,294            0.3%
    Samsung Electronics Co., Ltd........................    373,807    407,386,290            2.5%
    SK Hynix, Inc.......................................  1,652,748     40,538,282            0.3%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                         PERCENTAGE
                                                              SHARES       VALUE++     OF NET ASSETS**
                                                              ------       -------     ---------------
SOUTH KOREA -- (Continued)
    Other Securities.......................................            $ 1,893,827,466           11.5%
                                                                       ---------------           -----
TOTAL SOUTH KOREA..........................................              2,387,528,332           14.6%
                                                                       ---------------           -----

TAIWAN -- (12.9%)
    Hon Hai Precision Industry Co., Ltd.................... 50,864,095     121,161,489            0.8%
    Taiwan Semiconductor Manufacturing Co., Ltd............ 41,147,652     189,047,454            1.2%
    Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored
     ADR...................................................  4,912,051     115,875,283            0.7%
    Other Securities.......................................              1,805,033,032           10.9%
                                                                       ---------------           -----
TOTAL TAIWAN...............................................              2,231,117,258           13.6%
                                                                       ---------------           -----

THAILAND -- (3.1%)
    PTT PCL................................................  5,046,680      43,921,864            0.3%
    Other Securities.......................................                492,816,082            3.0%
                                                                       ---------------           -----
TOTAL THAILAND.............................................                536,737,946            3.3%
                                                                       ---------------           -----

TURKEY -- (2.2%)
    Other Securities.......................................                372,991,943            2.3%
                                                                       ---------------           -----

UNITED KINGDOM -- (0.1%)
    Other Securities.......................................                 16,364,772            0.1%
                                                                       ---------------           -----
TOTAL COMMON STOCKS........................................             15,707,258,584           95.8%
                                                                       ---------------           -----

PREFERRED STOCKS -- (2.5%)
BRAZIL -- (2.4%)
    Itau Unibanco Holding SA...............................  9,694,322      92,651,701            0.6%
    Itau Unibanco Holding SA ADR...........................  5,918,551      56,403,790            0.4%
    Other Securities.......................................                265,526,449            1.6%
                                                                       ---------------           -----
TOTAL BRAZIL...............................................                414,581,940            2.6%
                                                                       ---------------           -----

CHILE -- (0.0%)
    Other Securities.......................................                  3,067,883            0.0%
                                                                       ---------------           -----

COLOMBIA -- (0.1%)
    Other Securities.......................................                 15,164,385            0.1%
                                                                       ---------------           -----
TOTAL PREFERRED STOCKS.....................................                432,814,208            2.7%
                                                                       ---------------           -----

RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
    Other Securities.......................................                     79,571            0.0%
                                                                       ---------------           -----

MALAYSIA -- (0.0%)
    Other Securities.......................................                     14,569            0.0%
                                                                       ---------------           -----

POLAND -- (0.0%)
    Other Securities.......................................                         --            0.0%
                                                                       ---------------           -----

SOUTH KOREA -- (0.0%)
    Other Securities.......................................                    399,536            0.0%
                                                                       ---------------           -----

THAILAND -- (0.0%)
    Other Securities.......................................                  1,933,163            0.0%
                                                                       ---------------           -----
TOTAL RIGHTS/WARRANTS......................................                  2,426,839            0.0%
                                                                       ---------------           -----
TOTAL INVESTMENT SECURITIES................................             16,142,499,631
                                                                       ---------------

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                      PERCENTAGE
                                          SHARES        VALUE+      OF NET ASSETS**
                                          ------        ------      ---------------
SECURITIES LENDING COLLATERAL -- (6.7%)
(S)@    DFA Short Term Investment Fund. 100,943,640 $ 1,167,917,912            7.1%
                                                    ---------------          ------

TOTAL INVESTMENTS -- (100.0%)
  (Cost $17,859,828,890)...............             $17,310,417,543          105.6%
                                                    ===============          ======

Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------------
                                  LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                               -------------- --------------- ------- ---------------
Common Stocks
  Belgium.....................             -- $         3,499   --    $         3,499
  Brazil...................... $1,071,448,743              --   --      1,071,448,743
  Chile.......................     88,133,502     164,621,207   --        252,754,709
  China.......................    212,048,199   2,078,726,496   --      2,290,774,695
  Colombia....................     72,614,846          31,511   --         72,646,357
  Czech Republic..............             --      32,042,611   --         32,042,611
  Egypt.......................             --      13,279,560   --         13,279,560
  Greece......................             --      48,471,454   --         48,471,454
  Hong Kong...................             --         300,894   --            300,894
  Hungary.....................        304,855      54,183,354   --         54,488,209
  India.......................    118,815,605   1,904,084,364   --      2,022,899,969
  Indonesia...................     23,601,174     484,505,948   --        508,107,122
  Malaysia....................             --     711,180,092   --        711,180,092
  Mexico......................    833,213,479         288,595   --        833,502,074
  Peru........................     23,545,845              --   --         23,545,845
  Philippines.................      5,837,100     268,162,198   --        273,999,298
  Poland......................             --     283,780,785   --        283,780,785
  Russia......................      7,474,026     230,162,582   --        237,636,608
  South Africa................    167,797,802   1,263,858,007   --      1,431,655,809
  South Korea.................     79,351,412   2,308,176,920   --      2,387,528,332
  Taiwan......................    139,285,761   2,091,831,497   --      2,231,117,258
  Thailand....................    536,399,675         338,271   --        536,737,946
  Turkey......................      3,148,492     369,843,451   --        372,991,943
  United Kingdom..............     16,364,772              --   --         16,364,772
Preferred Stocks
  Brazil......................    414,581,940              --   --        414,581,940
  Chile.......................             --       3,067,883   --          3,067,883
  Colombia....................     15,164,385              --   --         15,164,385
Rights/Warrants
  Brazil......................             --          79,571   --             79,571
  Malaysia....................             --          14,569   --             14,569
  Poland......................             --              --   --                 --
  South Korea.................             --         399,536   --            399,536
  Thailand....................             --       1,933,163   --          1,933,163
Securities Lending Collateral.             --   1,167,917,912   --      1,167,917,912
Futures Contracts**...........      6,522,042              --   --          6,522,042
Forward Currency Contracts**..             --             318   --                318
                               -------------- ---------------   --    ---------------
TOTAL......................... $3,835,653,655 $13,481,286,248   --    $17,316,939,903
                               ============== ===============   ==    ===============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2016
                                  (UNAUDITED)
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                 ENHANCED U.S.
                                                                     LARGE     U.S. LARGE CAP
                                                                    COMPANY        EQUITY     U.S. LARGE CAP   U.S. TARGETED
                                                                   PORTFOLIO     PORTFOLIO*   VALUE PORTFOLIO VALUE PORTFOLIO*
                                                                 ------------- -------------- --------------- ----------------
ASSETS:
Investments in Affiliated Investment Company at Value...........           --             --  $   16,424,432              --
Investments at Value (including $0, $35,364, $0 and $1,273,216
 of securities on loan, respectively)........................... $    201,419   $    752,586              --    $  7,643,374
Temporary Cash Investments at Value & Cost......................           --          4,721              --          90,312
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost...................................................           --         29,903              --         974,414
Segregated Cash for Futures Contracts...........................           --             --              --           2,745
Cash............................................................          395             --              --              --
Receivables:
  Investment Securities/Affiliated Investment Company Sold......           --            710              --          12,069
  Dividends, Interest and Tax Reclaims..........................          927            745              --           2,357
  Securities Lending Income.....................................           --             14              --             610
  Fund Shares Sold..............................................          106          1,358           9,949           7,278
Prepaid Expenses and Other Assets...............................           17             29             129             102
                                                                 ------------   ------------  --------------    ------------
    Total Assets................................................      202,864        790,066      16,434,510       8,733,261
                                                                 ------------   ------------  --------------    ------------
LIABILITIES:
Payables:
  Due to Custodian..............................................           --             --              --             558
  Upon Return of Securities Loaned..............................           --         29,903              --         974,414
  Investment Securities/Affiliated Investment Company
   Purchased....................................................           --          4,636              --          34,568
  Fund Shares Redeemed..........................................          110            276          11,611           9,197
  Due to Advisor................................................           34             92           1,984           2,169
  Futures Margin Variation......................................        1,300             --              --             406
Accrued Expenses and Other Liabilities..........................           17             29             545             342
                                                                 ------------   ------------  --------------    ------------
    Total Liabilities...........................................        1,461         34,936          14,140       1,021,654
                                                                 ------------   ------------  --------------    ------------
NET ASSETS...................................................... $    201,403   $    755,130  $   16,420,370    $  7,711,607
                                                                 ============   ============  ==============    ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
 PER SHARE:
Class R1 Shares -- based on net assets of $0; $0; $0 and
 $33,422 and shares outstanding of 0; 0; 0 and 1,620,971,
 respectively...................................................          N/A            N/A             N/A    $      20.62
                                                                 ============   ============  ==============    ============
NUMBER OF SHARES AUTHORIZED.....................................          N/A            N/A             N/A     100,000,000
                                                                 ============   ============  ==============    ============
Class R2 Shares -- based on net assets of $0; $0; $0 and
 $151,938 and shares outstanding of 0; 0; 0 and 7,401,925,
 respectively...................................................          N/A            N/A             N/A    $      20.53
                                                                 ============   ============  ==============    ============
NUMBER OF SHARES AUTHORIZED.....................................          N/A            N/A             N/A     100,000,000
                                                                 ============   ============  ==============    ============
Institutional Class Shares -- based on net assets of $201,403;
 $755,130; $16,420,370 and $7,526,247 and shares
 outstanding of 17,089,339; 59,573,201; 521,093,197 and
 364,994,287, respectively...................................... $      11.79   $      12.68  $        31.51    $      20.62
                                                                 ============   ============  ==============    ============
NUMBER OF SHARES AUTHORIZED.....................................  300,000,000    100,000,000   2,000,000,000     700,000,000
                                                                 ============   ============  ==============    ============
Investments in Affiliated Investment Company at Cost............ $         --   $         --  $   12,160,340    $         --
                                                                 ============   ============  ==============    ============
Investments at Cost............................................. $    201,037   $    719,259  $           --    $  6,859,547
                                                                 ============   ============  ==============    ============
NET ASSETS CONSIST OF:
Paid-In Capital................................................. $    201,146   $    732,505  $   12,026,448    $  6,740,979
Undistributed Net Investment Income (Distributions in Excess of
 Net Investment Income).........................................          149            961          28,147           4,275
Accumulated Net Realized Gain (Loss)............................      (18,289)       (11,663)        101,683         180,105
Net Unrealized Appreciation (Depreciation)......................       18,397         33,327       4,264,092         786,248
                                                                 ------------   ------------  --------------    ------------
NET ASSETS...................................................... $    201,403   $    755,130  $   16,420,370    $  7,711,607
                                                                 ============   ============  ==============    ============

----------
* See Note K in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2016
                                  (UNAUDITED)
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                        U.S. CORE      U.S. CORE
                                                                      U.S. SMALL CAP     EQUITY 1       EQUITY 2
                                                                     VALUE PORTFOLIO*   PORTFOLIO*     PORTFOLIO*
                                                                     ---------------- -------------- --------------
ASSETS:
Investments at Value (including $1,953,269, $1,949,986,
 $2,257,253 and $584,191 of securities on loan,
 respectively)......................................................  $   12,243,642  $   13,750,166 $   15,613,929
Temporary Cash Investments at Value & Cost..........................         232,692         145,442        176,555
Collateral from Securities on Loan Invested in Affiliate at Value &
 Cost...............................................................       1,781,663       1,364,244      1,671,017
Segregated Cash for Futures Contracts...............................           9,300           4,005          4,500
Cash................................................................               5              --             --
Receivables:
  Investment Securities Sold........................................          42,887             181            182
  Dividends and Interest............................................           3,916          12,385         14,170
  Securities Lending Income.........................................             762             846          1,095
  Fund Shares Sold..................................................           8,940          11,368         15,605
Prepaid Expenses and Other Assets...................................             165             228            165
                                                                      --------------  -------------- --------------
    Total Assets....................................................      14,323,972      15,288,865     17,497,218
                                                                      --------------  -------------- --------------
LIABILITIES:
Payables:
  Due to Custodian..................................................              --              --             --
  Upon Return of Securities Loaned..................................       1,781,663       1,364,244      1,671,017
  Investment Securities Purchased...................................          66,067          14,353         25,467
  Fund Shares Redeemed..............................................           5,180           6,597         10,228
  Due to Advisor....................................................           5,034           1,931          2,572
  Futures Margin Variation..........................................           1,588             592            665
Accrued Expenses and Other Liabilities..............................             680             488            636
                                                                      --------------  -------------- --------------
    Total Liabilities...............................................       1,860,212       1,388,205      1,710,585
                                                                      --------------  -------------- --------------
NET ASSETS..........................................................  $   12,463,760  $   13,900,660 $   15,786,633
                                                                      ==============  ============== ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
 PER SHARE:
Institutional Class Shares -- based on net assets of
 $12,463,760; $13,900,660; $15,786,633 and $3,698,145 and
 shares outstanding of 394,026,452; 795,893,759; 946,812,718
 and 239,427,153, respectively......................................  $        31.63  $        17.47 $        16.67
                                                                      ==============  ============== ==============
NUMBER OF SHARES AUTHORIZED.........................................   1,700,000,000   1,500,000,000  2,300,000,000
                                                                      ==============  ============== ==============
Investments at Cost.................................................  $   10,197,396  $   10,642,626 $   11,772,941
                                                                      ==============  ============== ==============
NET ASSETS CONSIST OF:
Paid-In Capital.....................................................  $   10,143,520  $   10,743,404 $   11,889,198
Undistributed Net Investment Income (Distributions in Excess of
 Net Investment Income).............................................         (15,311)         15,501         19,716
Accumulated Net Realized Gain (Loss)................................         281,452          30,683         32,763
Net Unrealized Appreciation (Depreciation)..........................       2,054,099       3,111,072      3,844,956
                                                                      --------------  -------------- --------------
NET ASSETS..........................................................  $   12,463,760  $   13,900,660 $   15,786,633
                                                                      ==============  ============== ==============

                                                                      U.S. VECTOR
                                                                        EQUITY
                                                                      PORTFOLIO*
                                                                     --------------
ASSETS:
Investments at Value (including $1,953,269, $1,949,986,
 $2,257,253 and $584,191 of securities on loan,
 respectively)...................................................... $    3,662,586
Temporary Cash Investments at Value & Cost..........................         38,306
Collateral from Securities on Loan Invested in Affiliate at Value &
 Cost...............................................................        454,853
Segregated Cash for Futures Contracts...............................          1,035
Cash................................................................             --
Receivables:
  Investment Securities Sold........................................             66
  Dividends and Interest............................................          2,580
  Securities Lending Income.........................................            316
  Fund Shares Sold..................................................          2,417
Prepaid Expenses and Other Assets...................................             47
                                                                     --------------
    Total Assets....................................................      4,162,206
                                                                     --------------
LIABILITIES:
Payables:
  Due to Custodian..................................................            210
  Upon Return of Securities Loaned..................................        454,853
  Investment Securities Purchased...................................          4,296
  Fund Shares Redeemed..............................................          3,447
  Due to Advisor....................................................            899
  Futures Margin Variation..........................................            153
Accrued Expenses and Other Liabilities..............................            203
                                                                     --------------
    Total Liabilities...............................................        464,061
                                                                     --------------
NET ASSETS.......................................................... $    3,698,145
                                                                     ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
 PER SHARE:
Institutional Class Shares -- based on net assets of
 $12,463,760; $13,900,660; $15,786,633 and $3,698,145 and
 shares outstanding of 394,026,452; 795,893,759; 946,812,718
 and 239,427,153, respectively...................................... $        15.45
                                                                     ==============
NUMBER OF SHARES AUTHORIZED.........................................  1,000,000,000
                                                                     ==============
Investments at Cost................................................. $    2,821,145
                                                                     ==============
NET ASSETS CONSIST OF:
Paid-In Capital..................................................... $    2,809,935
Undistributed Net Investment Income (Distributions in Excess of
 Net Investment Income).............................................          3,632
Accumulated Net Realized Gain (Loss)................................         42,224
Net Unrealized Appreciation (Depreciation)..........................        842,354
                                                                     --------------
NET ASSETS.......................................................... $    3,698,145
                                                                     ==============

----------
* See Note K in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2016
                                  (UNAUDITED)
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                                      DFA REAL
                                                                                                       ESTATE       LARGE CAP
                                                                     U.S. SMALL CAP U.S. MICRO CAP   SECURITIES   INTERNATIONAL
                                                                       PORTFOLIO*     PORTFOLIO*     PORTFOLIO*    PORTFOLIO*
                                                                     -------------- --------------  ------------  -------------
ASSETS:
Investments at Value (including $2,458,643, $809,545, $360,069 and
 $269,577 of securities on loan, respectively)...................... $   11,763,785 $    4,894,204  $  6,868,528  $  3,234,190
Temporary Cash Investments at Value & Cost..........................        147,101         51,101        73,286            --
Collateral from Securities on Loan Invested in Affiliate at Value &
 Cost...............................................................      2,251,361        745,832       214,476       300,949
Segregated Cash for Futures Contracts...............................          4,925          1,998         2,903         1,043
Foreign Currencies at Value.........................................             --             --            --         3,209
Cash................................................................              1             --            --        27,272
Receivables:
  Investment Securities Sold........................................         10,913          4,072            --           241
  Dividends, Interest and Tax Reclaims..............................          4,544          1,786         6,409        17,112
  Securities Lending Income.........................................          1,596            509            44           494
  Fund Shares Sold..................................................         10,068          2,630         4,489         3,303
Unrealized Gain on Foreign Currency Contracts.......................             --             --            --            30
Prepaid Expenses and Other Assets...................................            136             56            72            44
                                                                     -------------- --------------  ------------  ------------
    Total Assets....................................................     14,194,430      5,702,188     7,170,207     3,587,887
                                                                     -------------- --------------  ------------  ------------
LIABILITIES:
Payables:
  Due to Custodian..................................................             --            475           590            --
  Upon Return of Securities Loaned..................................      2,251,361        745,832       214,476       300,949
  Investment Securities Purchased...................................         46,981          8,813         3,162         1,216
  Fund Shares Redeemed..............................................         12,796          1,678         3,882        15,758
  Due to Advisor....................................................          3,364          2,007           924           663
  Futures Margin Variation..........................................            994            451           429           136
Accrued Expenses and Other Liabilities..............................            489            318           357           260
                                                                     -------------- --------------  ------------  ------------
    Total Liabilities...............................................      2,315,985        759,574       223,820       318,982
                                                                     -------------- --------------  ------------  ------------
NET ASSETS.......................................................... $   11,878,445 $    4,942,614  $  6,946,387  $  3,268,905
                                                                     ============== ==============  ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 SHARE:
Institutional Class Shares -- based on net assets of $11,878,445;
 $4,942,614; $6,946,387 and $3,268,905 and shares outstanding of
 408,479,865; 277,382,197; 204,347,960 and 166,392,451,
 respectively....................................................... $        29.08 $        17.82  $      33.99  $      19.65
                                                                     ============== ==============  ============  ============
NUMBER OF SHARES AUTHORIZED.........................................  1,000,000,000  1,500,000,000   700,000,000   500,000,000
                                                                     ============== ==============  ============  ============
Investments at Cost................................................. $    9,893,965 $    3,705,973  $  4,746,636  $  2,932,315
                                                                     ============== ==============  ============  ============
Foreign Currencies at Cost.......................................... $           -- $           --  $         --  $      3,193
                                                                     ============== ==============  ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital..................................................... $    9,852,504 $    3,605,218  $  4,883,966  $  3,251,552
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income).................................................          4,582         (1,645)       28,195        17,008
Accumulated Net Realized Gain (Loss)................................        146,475        148,632       (89,201)     (302,776)
Net Unrealized Foreign Exchange Gain (Loss).........................             --             --            --           488
Net Unrealized Appreciation (Depreciation)..........................      1,874,884      1,190,409     2,123,427       302,633
                                                                     -------------- --------------  ------------  ------------
NET ASSETS.......................................................... $   11,878,445 $    4,942,614  $  6,946,387  $  3,268,905
                                                                     ============== ==============  ============  ============

----------
* See Note K in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2016
                                  (UNAUDITED)
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                      INTERNATIONAL                 ASIA PACIFIC
                                                                      INTERNATIONAL       SMALL      JAPANESE SMALL    SMALL
                                                                       CORE EQUITY       COMPANY        COMPANY       COMPANY
                                                                       PORTFOLIO*       PORTFOLIO      PORTFOLIO     PORTFOLIO
                                                                     --------------  --------------  -------------- ------------
ASSETS:
Investments in Affiliated Investment Companies at Value.............             --  $    9,535,451   $    426,615  $    229,007
Investments at Value (including $1,531,223, $0, $0 and $0 of
 securities on loan, respectively).................................. $   15,515,326              --             --            --
Collateral from Securities on Loan Invested in Affiliate at Value &
 Cost...............................................................      1,619,595              --             --            --
Segregated Cash for Futures Contracts...............................          5,711           3,780             --            --
Foreign Currencies at Value.........................................         13,917              --             --            --
Cash................................................................        159,339          95,899             --            --
Receivables:
  Investment Securities Sold........................................          7,776              --             --            --
  Dividends, Interest and Tax Reclaims..............................         77,533              --             --            --
  Securities Lending Income.........................................          3,595              --             --            --
  Fund Shares Sold..................................................         18,076           9,694            183            --
Unrealized Gain on Foreign Currency Contracts.......................              1              --             --            --
Prepaid Expenses and Other Assets...................................            323              71             12            10
                                                                     --------------  --------------   ------------  ------------
    Total Assets....................................................     17,421,192       9,644,895        426,810       229,017
                                                                     --------------  --------------   ------------  ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..................................      1,619,595              --             --            --
  Investment Securities Purchased...................................         16,986              --             --            --
  Fund Shares Redeemed..............................................         11,087           7,390             13            --
  Due to Advisor....................................................          4,411           3,097            139            74
  Futures Margin Variation..........................................            844             854             --            --
  Unrealized Loss on Foreign Currency Contracts.....................              2              --             --            --
Accrued Expenses and Other Liabilities..............................            971             375             14            12
                                                                     --------------  --------------   ------------  ------------
    Total Liabilities...............................................      1,653,896          11,716            166            86
                                                                     --------------  --------------   ------------  ------------
NET ASSETS.......................................................... $   15,767,296  $    9,633,179   $    426,644  $    228,931
                                                                     ==============  ==============   ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
 PER SHARE:
Institutional Class Shares -- based on net assets of $15,767,296;
 $9,633,179; $426,644 and $228,931 and shares outstanding of
 1,364,426,670; 547,196,445; 21,018,767 and 11,450,523,
 respectively....................................................... $        11.56  $        17.60   $      20.30  $      19.99
                                                                     ==============  ==============   ============  ============
NUMBER OF SHARES AUTHORIZED.........................................  2,000,000,000   1,500,000,000    100,000,000   100,000,000
                                                                     ==============  ==============   ============  ============
Investments in Affiliated Investment Companies at Cost.............. $           --  $    8,717,704   $    396,038  $    246,964
                                                                     ==============  ==============   ============  ============
Investments at Cost................................................. $   15,157,311  $           --   $         --  $         --
                                                                     ==============  ==============   ============  ============
Foreign Currencies at Cost.......................................... $       13,866  $           --   $         --  $         --
                                                                     ==============  ==============   ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital..................................................... $   15,659,083  $    8,740,392   $    446,571  $    289,802
Undistributed Net Investment Income (Distributions in Excess of
 Net Investment Income).............................................         93,136            (997)        (1,096)       (4,640)
Accumulated Net Realized Gain (Loss)................................       (346,707)         71,042        (49,635)      (38,272)
Net Unrealized Foreign Exchange Gain (Loss).........................          2,524           1,517            227            (2)
Net Unrealized Appreciation (Depreciation)..........................        359,260         821,225         30,577       (17,957)
                                                                     --------------  --------------   ------------  ------------
NET ASSETS.......................................................... $   15,767,296  $    9,633,179   $    426,644  $    228,931
                                                                     ==============  ==============   ============  ============

----------
* See Note K in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2016
                                  (UNAUDITED)
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                            DFA
                                                             UNITED      CONTINENTAL   INTERNATIONAL    DFA GLOBAL
                                                          KINGDOM SMALL     SMALL       REAL ESTATE     REAL ESTATE
                                                             COMPANY       COMPANY      SECURITIES      SECURITIES
                                                            PORTFOLIO     PORTFOLIO      PORTFOLIO       PORTFOLIO
                                                          ------------- ------------  --------------  --------------
ASSETS:
Investments in Affiliated Investment Companies at
 Value................................................... $     30,493  $    311,843              --  $    3,235,140
Investments at Value (including $0, $0, $142,946,
 $35,187 and $1,252,219 of securities on loan,
 respectively)...........................................           --            --  $    3,952,485  $    1,231,520
Collateral from Securities on Loan Invested in Affiliate
 at Value & Cost.........................................           --            --         150,502          36,322
Segregated Cash for Futures Contracts....................           --            --           1,215              --
Foreign Currencies at Value..............................           --            --          22,514             105
Cash.....................................................           --            --          23,364          13,909
Receivables:
  Investment Securities/Affiliated Investment Company
   Sold..................................................           --            --              35              --
  Dividends, Interest and Tax Reclaims...................           --            --          14,483           1,214
  Securities Lending Income..............................           --            --             248               5
  Fund Shares Sold.......................................           --            29           2,953           3,300
Unrealized Gain on Foreign Currency Contracts............           --            --              99              --
Prepaid Expenses and Other Assets........................           11            18              39              66
                                                          ------------  ------------  --------------  --------------
    Total Assets.........................................       30,504       311,890       4,167,937       4,521,581
                                                          ------------  ------------  --------------  --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.......................           --            --         150,502          36,322
  Investment Securities/Affiliated Investment Company
   Purchased.............................................           --            --           6,019           6,425
  Fund Shares Redeemed...................................           --            --           1,688           3,085
  Due to Advisor.........................................            9           100             802             202
  Futures Margin Variation...............................           --            --             180              --
  Unrealized Loss on Forward Currency Contracts..........           --            --              --              --
Unrealized Loss on Foreign Currency Contracts............           --            --              --              --
Accrued Expenses and Other Liabilities...................            3            10             232             120
                                                          ------------  ------------  --------------  --------------
    Total Liabilities....................................           12           110         159,423          46,154
                                                          ------------  ------------  --------------  --------------
NET ASSETS............................................... $     30,492  $    311,780  $    4,008,514  $    4,475,427
                                                          ============  ============  ==============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $30,492; $311,780; $4,008,514; $4,475,427 and
 $12,844,342 and shares outstanding of 977,037;
 14,507,650; 720,006,948; 408,661,079 and
 673,320,678, respectively............................... $      31.21  $      21.49  $         5.57  $        10.95
                                                          ============  ============  ==============  ==============
NUMBER OF SHARES AUTHORIZED..............................  100,000,000   100,000,000   1,200,000,000   1,500,000,000
                                                          ============  ============  ==============  ==============
Investments in Affiliated Investment Companies at
 Cost.................................................... $     23,712  $    270,992  $           --  $    2,507,233
                                                          ============  ============  ==============  ==============
Investments at Cost...................................... $         --  $         --  $    3,487,716  $    1,158,207
                                                          ============  ============  ==============  ==============
Foreign Currencies at Cost............................... $         --  $         --  $       21,528  $          105
                                                          ============  ============  ==============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital.......................................... $     22,434  $    285,187  $    4,010,479  $    3,674,370
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)........................          (55)        1,906        (213,899)         36,367
Accumulated Net Realized Gain (Loss).....................        1,325       (16,294)       (254,947)        (36,530)
Net Unrealized Foreign Exchange Gain (Loss)..............            7           130             467              --
Net Unrealized Appreciation (Depreciation)...............        6,781        40,851         466,414         801,220
                                                          ------------  ------------  --------------  --------------
NET ASSETS............................................... $     30,492  $    311,780  $    4,008,514  $    4,475,427
                                                          ============  ============  ==============  ==============

                                                                DFA
                                                           INTERNATIONAL
                                                             SMALL CAP
                                                          VALUE PORTFOLIO*
                                                          ----------------
ASSETS:
Investments in Affiliated Investment Companies at
 Value...................................................              --
Investments at Value (including $0, $0, $142,946,
 $35,187 and $1,252,219 of securities on loan,
 respectively)...........................................  $   12,622,417
Collateral from Securities on Loan Invested in Affiliate
 at Value & Cost.........................................       1,329,580
Segregated Cash for Futures Contracts....................           6,086
Foreign Currencies at Value..............................          58,485
Cash.....................................................         103,967
Receivables:
  Investment Securities/Affiliated Investment Company
   Sold..................................................          42,798
  Dividends, Interest and Tax Reclaims...................          67,986
  Securities Lending Income..............................           2,769
  Fund Shares Sold.......................................           4,673
Unrealized Gain on Foreign Currency Contracts............              --
Prepaid Expenses and Other Assets........................             141
                                                           --------------
    Total Assets.........................................      14,238,902
                                                           --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.......................       1,329,580
  Investment Securities/Affiliated Investment Company
   Purchased.............................................          49,151
  Fund Shares Redeemed...................................           6,659
  Due to Advisor.........................................           6,662
  Futures Margin Variation...............................           1,322
  Unrealized Loss on Forward Currency Contracts..........               1
Unrealized Loss on Foreign Currency Contracts............              14
Accrued Expenses and Other Liabilities...................           1,171
                                                           --------------
    Total Liabilities....................................       1,394,560
                                                           --------------
NET ASSETS...............................................  $   12,844,342
                                                           ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $30,492; $311,780; $4,008,514; $4,475,427 and
 $12,844,342 and shares outstanding of 977,037;
 14,507,650; 720,006,948; 408,661,079 and
 673,320,678, respectively...............................  $        19.08
                                                           ==============
NUMBER OF SHARES AUTHORIZED..............................   2,300,000,000
                                                           ==============
Investments in Affiliated Investment Companies at
 Cost....................................................  $           --
                                                           ==============
Investments at Cost......................................  $   11,595,453
                                                           ==============
Foreign Currencies at Cost...............................  $       57,541
                                                           ==============
NET ASSETS CONSIST OF:
Paid-In Capital..........................................  $   11,523,426
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)........................         (17,792)
Accumulated Net Realized Gain (Loss).....................         302,445
Net Unrealized Foreign Exchange Gain (Loss)..............           2,655
Net Unrealized Appreciation (Depreciation)...............       1,033,608
                                                           --------------
NET ASSETS...............................................  $   12,844,342
                                                           ==============

----------
* See Note K in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2016
                                  (UNAUDITED)
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                   INTERNATIONAL                 WORLD EX U.S.  WORLD EX U.S.  WORLD CORE
                                                   VECTOR EQUITY  WORLD EX U.S.  TARGETED VALUE  CORE EQUITY     EQUITY
                                                    PORTFOLIO*   VALUE PORTFOLIO   PORTFOLIO*    PORTFOLIO*    PORTFOLIO
                                                   ------------- --------------- -------------- ------------- ------------
ASSETS:
Investments in Affiliated Investment Companies at
 Value............................................           --   $    184,307              --            --  $    232,628
Investments at Value (including $184,757, $0,
 $6,085, $125,386 and $0 of securities on loan,
 respectively).................................... $  1,747,297             --    $    245,638  $  1,460,282            --
Temporary Cash Investments at Value & Cost........           --             --              --            --           417
Collateral from Securities on Loan Invested in
 Affiliate at Value & Cost........................      193,164             --           5,601       126,578            --
Foreign Currencies at Value.......................        2,813             --           1,479         1,839            --
Cash..............................................        2,341             47             834         5,887            --
Receivables:
  Investment Securities Sold......................        1,340             --              25           316            --
  Dividends, Interest and Tax Reclaims............        9,007             --           1,065         6,164            --
  Securities Lending Income.......................          448             --              17           295            --
  Fund Shares Sold................................        1,233             --              24         1,486           127
Unrealized Gain on Foreign Currency
 Contracts........................................           --             --               2            13            --
Prepaid Expenses and Other Assets.................           47             10              33            54            34
                                                   ------------   ------------    ------------  ------------  ------------
    Total Assets..................................    1,957,690        184,364         254,718     1,602,914       233,206
                                                   ------------   ------------    ------------  ------------  ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned................      193,164             --           5,601       126,578            --
  Investment Securities Purchased.................        1,220             --             910         3,744           370
  Fund Shares Redeemed............................        1,244             --             134           415             1
  Due to Advisor..................................          636             50             117           479             3
Unrealized Loss on Foreign Currency
 Contracts........................................           --             --               1             2            --
Accrued Expenses and Other Liabilities............          145              3              19           165             2
                                                   ------------   ------------    ------------  ------------  ------------
    Total Liabilities.............................      196,409             53           6,782       131,383           376
                                                   ------------   ------------    ------------  ------------  ------------
NET ASSETS........................................ $  1,761,281   $    184,311    $    247,936  $  1,471,531  $    232,830
                                                   ============   ============    ============  ============  ============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets
 of $1,761,281; $184,311; $247,936; $1,471,531
 and $232,830 and shares outstanding of
 164,879,464; 18,452,164; 21,127,009;
 151,102,638 and 18,168,715, respectively......... $      10.68   $       9.99    $      11.74  $       9.74  $      12.81
                                                   ============   ============    ============  ============  ============
NUMBER OF SHARES AUTHORIZED.......................  500,000,000    100,000,000     100,000,000   500,000,000   100,000,000
                                                   ============   ============    ============  ============  ============
Investments in Affiliated Investment Companies at
 Cost............................................. $         --   $    190,687    $         --  $         --  $    239,239
                                                   ============   ============    ============  ============  ============
Investments at Cost............................... $  1,675,856   $         --    $    233,578  $  1,506,270  $         --
                                                   ============   ============    ============  ============  ============
Foreign Currencies at Cost........................ $      2,807   $         --    $      1,440  $      1,827  $         --
                                                   ============   ============    ============  ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital................................... $  1,676,547   $    193,442    $    246,575  $  1,520,956  $    241,474
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income)..........................................       10,258            678           1,022         8,000           (14)
Accumulated Net Realized Gain (Loss)..............        2,719         (3,416)        (11,795)      (11,639)       (2,019)
Net Unrealized Foreign Exchange Gain (Loss).......          310            (13)             35           190            --
Net Unrealized Appreciation (Depreciation)........       71,447         (6,380)         12,099       (45,976)       (6,611)
                                                   ------------   ------------    ------------  ------------  ------------
NET ASSETS........................................ $  1,761,281   $    184,311    $    247,936  $  1,471,531  $    232,830
                                                   ============   ============    ============  ============  ============

----------
* See Note K in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2016
                                  (UNAUDITED)
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                              SELECTIVELY
                                                             HEDGED GLOBAL   EMERGING      EMERGING       EMERGING
                                                                EQUITY        MARKETS    MARKETS SMALL  MARKETS VALUE
                                                               PORTFOLIO     PORTFOLIO   CAP PORTFOLIO    PORTFOLIO
                                                             ------------- ------------  ------------- --------------
ASSETS:
Investments in Affiliated Investment Companies at
 Value...................................................... $    264,288  $  4,465,870  $  5,082,101  $   15,603,941
Investments at Value (including $0, $0, $0, $0 and
 $1,765,197 of securities on loan, respectively)............           --            --            --              --
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost...............................................           --            --            --              --
Segregated Cash for Futures Contracts.......................          545            --            --              --
Foreign Currencies at Value.................................           --            --            --              --
Cash........................................................       12,479            --            --              --
Receivables:
  Investment Securities/Affiliated Investment Companies
   Sold.....................................................           --            --            --              --
  Dividends, Interest and Tax Reclaims......................           --            --            --              --
  Securities Lending Income.................................           --            --            --              --
  Fund Shares Sold..........................................          156         3,247         2,003           4,207
  From Advisor..............................................           45            --            --              --
Unrealized Gain on Forward Currency Contracts...............            1            --            --              --
Unrealized Gain on Foreign Currency Contracts...............           --            --            --              --
Prepaid Expenses and Other Assets...........................           14           105            57             166
                                                             ------------  ------------  ------------  --------------
    Total Assets............................................      277,528     4,469,222     5,084,161      15,608,314
                                                             ------------  ------------  ------------  --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................           --            --            --              --
  Investment Securities/Affiliated Investment Companies
   Purchased................................................           --            --            --              --
  Fund Shares Redeemed......................................          154         2,517         3,311          40,594
  Due to Advisor............................................           --         1,454         1,849           5,010
  Futures Margin Variation..................................           76            --            --              --
Unrealized Loss on Forward Currency Contracts...............        1,432            --            --              --
Accrued Expenses and Other Liabilities......................            6           192           148             658
                                                             ------------  ------------  ------------  --------------
    Total Liabilities.......................................        1,668         4,163         5,308          46,262
                                                             ------------  ------------  ------------  --------------
NET ASSETS.................................................. $    275,860  $  4,465,059  $  5,078,853  $   15,562,052
                                                             ============  ============  ============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Class R2 Shares -- based on net assets of $0; $0; $0;
 $80,491 and $0 and shares outstanding of 0; 0; 0;
 3,555,527 and 0, respectively..............................          N/A           N/A           N/A  $        22.64
                                                             ============  ============  ============  ==============
NUMBER OF SHARES AUTHORIZED.................................          N/A           N/A           N/A     100,000,000
                                                             ============  ============  ============  ==============
Institutional Class Shares -- based on net assets of
 $275,860; $4,465,059; $5,078,853; $15,481,561 and
 $16,398,710 and shares outstanding of 21,322,762;
 200,069,856; 268,835,938; 680,257,851 and
 961,524,343, respectively.................................. $      12.94  $      22.32  $      18.89  $        22.76
                                                             ============  ============  ============  ==============
NUMBER OF SHARES AUTHORIZED.................................  100,000,000   500,000,000   500,000,000   1,500,000,000
                                                             ============  ============  ============  ==============
Investments in Affiliated Investment Companies at
 Cost....................................................... $    258,819  $  3,862,556  $  5,227,167  $   17,951,232
                                                             ============  ============  ============  ==============
Investments at Cost......................................... $         --  $         --  $         --  $           --
                                                             ============  ============  ============  ==============
Foreign Currencies at Cost.................................. $         --  $         --  $         --  $           --
                                                             ============  ============  ============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $    272,053  $  4,069,400  $  5,140,446  $   19,150,276
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................        1,004        (9,695)      (19,674)       (125,399)
Accumulated Net Realized Gain (Loss)........................       (1,586)     (198,005)      103,039      (1,115,844)
Net Unrealized Foreign Exchange Gain (Loss).................       (1,431)           45           108             310
Net Unrealized Appreciation (Depreciation)..................        5,820       603,314      (145,066)     (2,347,291)
                                                             ------------  ------------  ------------  --------------
NET ASSETS.................................................. $    275,860  $  4,465,059  $  5,078,853  $   15,562,052
                                                             ============  ============  ============  ==============

                                                                EMERGING
                                                              MARKETS CORE
                                                                 EQUITY
                                                               PORTFOLIO*
                                                             --------------
ASSETS:
Investments in Affiliated Investment Companies at
 Value......................................................             --
Investments at Value (including $0, $0, $0, $0 and
 $1,765,197 of securities on loan, respectively)............ $   16,142,500
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost...............................................      1,167,918
Segregated Cash for Futures Contracts.......................          5,866
Foreign Currencies at Value.................................         23,467
Cash........................................................        202,989
Receivables:
  Investment Securities/Affiliated Investment Companies
   Sold.....................................................          2,536
  Dividends, Interest and Tax Reclaims......................         19,421
  Securities Lending Income.................................          4,718
  Fund Shares Sold..........................................         46,301
  From Advisor..............................................             --
Unrealized Gain on Forward Currency Contracts...............              1
Unrealized Gain on Foreign Currency Contracts...............              1
Prepaid Expenses and Other Assets...........................            263
                                                             --------------
    Total Assets............................................     17,615,981
                                                             --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................      1,167,918
  Investment Securities/Affiliated Investment Companies
   Purchased................................................         31,238
  Fund Shares Redeemed......................................          7,844
  Due to Advisor............................................          7,261
  Futures Margin Variation..................................            326
Unrealized Loss on Forward Currency Contracts...............             --
Accrued Expenses and Other Liabilities......................          2,684
                                                             --------------
    Total Liabilities.......................................      1,217,271
                                                             --------------
NET ASSETS.................................................. $   16,398,710
                                                             ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Class R2 Shares -- based on net assets of $0; $0; $0;
 $80,491 and $0 and shares outstanding of 0; 0; 0;
 3,555,527 and 0, respectively..............................            N/A
                                                             ==============
NUMBER OF SHARES AUTHORIZED.................................            N/A
                                                             ==============
Institutional Class Shares -- based on net assets of
 $275,860; $4,465,059; $5,078,853; $15,481,561 and
 $16,398,710 and shares outstanding of 21,322,762;
 200,069,856; 268,835,938; 680,257,851 and
 961,524,343, respectively.................................. $        17.05
                                                             ==============
NUMBER OF SHARES AUTHORIZED.................................  1,500,000,000
                                                             ==============
Investments in Affiliated Investment Companies at
 Cost....................................................... $           --
                                                             ==============
Investments at Cost......................................... $   16,691,911
                                                             ==============
Foreign Currencies at Cost.................................. $       23,093
                                                             ==============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $   17,672,619
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................        (18,725)
Accumulated Net Realized Gain (Loss)........................       (712,853)
Net Unrealized Foreign Exchange Gain (Loss).................            184
Net Unrealized Appreciation (Depreciation)..................       (542,515)
                                                             --------------
NET ASSETS.................................................. $   16,398,710
                                                             ==============

----------
* See Note K in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2016
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                           ENHANCED
                                                                          U.S. LARGE U.S. LARGE U.S. LARGE U.S. TARGETED
                                                                           COMPANY   CAP EQUITY CAP VALUE      VALUE
                                                                          PORTFOLIO  PORTFOLIO  PORTFOLIO*   PORTFOLIO
                                                                          ---------- ---------- ---------- -------------
INVESTMENT INCOME
  Net Investment Income Allocated from Affiliated Investment Company:
    Dividends (Net of Foreign Taxes Withheld of $0, $0, $4 and $0,
     respectively).......................................................        --         --  $ 201,938           --
    Interest.............................................................        --         --        223           --
    Income from Securities Lending.......................................        --         --      1,862           --
    Expenses Allocated from Affiliated Investment Company................        --         --     (8,481)          --
                                                                           --------   --------  ---------    ---------
     Total Net Investment Income Received from Affiliated Investment
      Company............................................................        --         --    195,542           --
                                                                           --------   --------  ---------    ---------
FUND INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $0, $1, $0 and $28,
   respectively).........................................................        --   $  7,730         --    $  56,601
  Interest...............................................................  $    994         --         --           --
  Income from Securities Lending.........................................        --         95         --        3,996
                                                                           --------   --------  ---------    ---------
     Total Investment Income.............................................       994      7,825         --       60,597
                                                                           --------   --------  ---------    ---------
FUND EXPENSES
  Investment Management Fees.............................................       201        523     18,955       12,243
  Accounting & Transfer Agent Fees.......................................         7         21         46          200
  S&P 500(R) Fees........................................................         4         --         --           --
  Custodian Fees.........................................................         3          9         --           56
  Shareholder Servicing Fees --
  Class R1 Shares........................................................        --         --         --           17
  Class R2 Shares........................................................        --         --         --          174
  Filing Fees............................................................        11         18        107           71
  Shareholders' Reports..................................................         3          7        199          110
  Directors'/Trustees' Fees & Expenses...................................         1          3         64           29
  Professional Fees......................................................         2          6         17           58
  Other..................................................................         4         12         50          105
                                                                           --------   --------  ---------    ---------
     Total Expenses......................................................       236        599     19,438       13,063
                                                                           --------   --------  ---------    ---------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived
   Fees Recovered by Advisor (Note C)....................................        --         28     (7,582)          --
  Fees Paid Indirectly (Note C)..........................................        (1)        --         --           --
                                                                           --------   --------  ---------    ---------
  Net Expenses...........................................................       235        627     11,856       13,063
                                                                           --------   --------  ---------    ---------
  NET INVESTMENT INCOME (LOSS)...........................................       759      7,198    183,686       47,534
                                                                           --------   --------  ---------    ---------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold...........................................      (217)   (10,091)    94,446      179,003
    Futures..............................................................   (17,276)        --      7,533        1,705
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency...........................       484      2,036   (238,408)    (139,185)
    Futures..............................................................    17,228         --      3,166        2,421
                                                                           --------   --------  ---------    ---------
  NET REALIZED AND UNREALIZED GAIN (LOSS)................................       219     (8,055)  (133,263)      43,944
                                                                           --------   --------  ---------    ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS..........  $    978   $   (857) $  50,423    $  91,478
                                                                           ========   ========  =========    =========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2016
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                      U.S. SMALL U.S. CORE  U.S. CORE  U.S. VECTOR
                                                                      CAP VALUE  EQUITY 1   EQUITY 2     EQUITY
                                                                      PORTFOLIO  PORTFOLIO  PORTFOLIO   PORTFOLIO
                                                                      ---------- ---------  ---------  -----------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $35, $18, $24 and $8,
   respectively)..................................................... $  88,986  $ 137,208  $ 156,188   $ 34,972
  Income from Securities Lending.....................................     4,751      4,525      6,154      1,861
                                                                      ---------  ---------  ---------   --------
     Total Investment Income.........................................    93,737    141,733    162,342     36,833
                                                                      ---------  ---------  ---------   --------
EXPENSES
  Investment Management Fees.........................................    28,480     11,086     14,775      5,230
  Accounting & Transfer Agent Fees...................................       323        368        417        100
  Custodian Fees.....................................................        76         77         86         28
  Filing Fees........................................................        95        130        170         47
  Shareholders' Reports..............................................       149        104        129         56
  Directors'/Trustees' Fees & Expenses...............................        48         55         62         15
  Professional Fees..................................................        98        108        124         31
  Other..............................................................       182        196        225         60
                                                                      ---------  ---------  ---------   --------
     Total Expenses..................................................    29,451     12,124     15,988      5,567
                                                                      ---------  ---------  ---------   --------
  NET INVESTMENT INCOME (LOSS).......................................    64,286    129,609    146,354     31,266
                                                                      ---------  ---------  ---------   --------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold.......................................   263,736     27,339     31,128     41,600
    Futures..........................................................    22,223      3,994      4,534      1,179
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities............................................  (205,889)  (169,214)  (208,977)   (90,441)
    Futures..........................................................     7,853      3,532      3,968        913
                                                                      ---------  ---------  ---------   --------
  NET REALIZED AND UNREALIZED GAIN (LOSS)............................    87,923   (134,349)  (169,347)   (46,749)
                                                                      ---------  ---------  ---------   --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...... $ 152,209  $  (4,740) $ (22,993)  $(15,483)
                                                                      =========  =========  =========   ========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2016
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                                             DFA REAL
                                                                                              ESTATE     LARGE CAP
                                                                 U.S. SMALL    U.S. MICRO   SECURITIES INTERNATIONAL
                                                                CAP PORTFOLIO CAP PORTFOLIO PORTFOLIO    PORTFOLIO
                                                                ------------- ------------- ---------- -------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $18, $5, $0 and
   $4,503, respectively).......................................   $  79,050     $  32,522    $170,012    $  46,912
  Income from Securities Lending...............................       8,501         3,110         269        1,470
                                                                  ---------     ---------    --------    ---------
     Total Investment Income...................................      87,551        35,632     170,281       48,382
                                                                  ---------     ---------    --------    ---------
EXPENSES
  Investment Management Fees...................................      18,642        11,861       5,584        3,821
  Accounting & Transfer Agent Fees.............................         300           136         186           93
  Custodian Fees...............................................          72            38          35          146
  Filing Fees..................................................          65            38          59           35
  Shareholders' Reports........................................         135            68         113           68
  Directors'/Trustees' Fees & Expenses.........................          44            20          27           13
  Professional Fees............................................          88            42          56           40
  Other........................................................         156            80         107           70
                                                                  ---------     ---------    --------    ---------
     Total Expenses............................................      19,502        12,283       6,167        4,286
                                                                  ---------     ---------    --------    ---------
  Fees (Waived), (Expenses Reimbursed), and/or Previously
   Waived Fees Recovered by Advisor (Note C)...................          --            --        (254)          --
  Fees Paid Indirectly (Note C)................................          --            --          --          (10)
                                                                  ---------     ---------    --------    ---------
  Net Expenses.................................................      19,502        12,283       5,913        4,276
                                                                  ---------     ---------    --------    ---------
  NET INVESTMENT INCOME (LOSS).................................      68,049        23,349     164,368       44,106
                                                                  ---------     ---------    --------    ---------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold.................................     159,673       154,845      11,374      (13,530)
    Futures....................................................       3,279        (1,164)      2,614        1,001
    Foreign Currency Transactions..............................          --            --          --          152
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.................    (207,290)     (191,278)    150,494      (94,577)
    Futures....................................................       5,064         2,178       1,535          742
    Translation of Foreign Currency Denominated Amounts........          --            --          --          536
                                                                  ---------     ---------    --------    ---------
  NET REALIZED AND UNREALIZED GAIN (LOSS)......................     (39,274)      (35,419)    166,017     (105,676)
                                                                  ---------     ---------    --------    ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS....................................................   $  28,775     $ (12,070)   $330,385    $ (61,570)
                                                                  =========     =========    ========    =========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2016
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                                            INTERNATIONAL  JAPANESE  ASIA PACIFIC
                                                                              INTERNATIONAL     SMALL       SMALL       SMALL
                                                                               CORE EQUITY     COMPANY     COMPANY     COMPANY
                                                                                PORTFOLIO    PORTFOLIO*   PORTFOLIO*  PORTFOLIO*
                                                                              ------------- ------------- ---------- ------------
INVESTMENT INCOME
  Net Investment Income Allocated from Affiliated Investment Companies:
    Dividends (Net of Foreign Taxes Withheld of $0, $9,818, $519 and $92,
     respectively)...........................................................          --     $127,132     $ 4,682     $ 3,183
    Income from Securities Lending...........................................          --       13,208         414         417
    Expenses Allocated from Affiliated Investment Companies..................          --       (5,569)       (272)       (133)
                                                                                ---------     --------     -------     -------
     Total Net Investment Income Received from Affiliated Investment
      Companies..............................................................          --      134,771       4,824       3,467
                                                                                ---------     --------     -------     -------
FUND INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $19,578, $0, $0 and $0,
   respectively).............................................................   $ 213,337           --          --          --
  Interest...................................................................          --           60          --          --
  Income from Securities Lending.............................................      12,772           --          --          --
                                                                                ---------     --------     -------     -------
     Total Investment Income.................................................     226,109           60          --          --
                                                                                ---------     --------     -------     -------
FUND EXPENSES
  Investment Management Fees.................................................      24,915       18,046       1,079         516
  Accounting & Transfer Agent Fees...........................................         406           28           3           2
  Custodian Fees.............................................................         731            1          --          --
  Filing Fees................................................................         212           53           9           9
  Shareholders' Reports......................................................         175          135           3           3
  Directors'/Trustees' Fees & Expenses.......................................          60           38           2           1
  Professional Fees..........................................................         126           27           1          --
  Other......................................................................         296           38           2           2
                                                                                ---------     --------     -------     -------
     Total Expenses..........................................................      26,921       18,366       1,099         533
                                                                                ---------     --------     -------     -------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees
   Recovered by Advisor (Note C).............................................          --           --        (216)       (103)
  Fees Paid Indirectly (Note C)..............................................         (45)          --          --          --
                                                                                ---------     --------     -------     -------
  Net Expenses...............................................................      26,876       18,366         883         430
                                                                                ---------     --------     -------     -------
  NET INVESTMENT INCOME (LOSS)...............................................     199,233      116,465       3,941       3,037
                                                                                ---------     --------     -------     -------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold...............................................     (54,465)      73,364       4,562      (4,251)
    Futures..................................................................      10,009        6,570          --          --
    Foreign Currency Transactions............................................        (646)          68          11          82
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency...............................    (124,486)      85,173      (6,674)     20,913
    Futures..................................................................       1,194        3,496           1          --
    Translation of Foreign Currency Denominated Amounts......................       2,802        1,762         283           2
                                                                                ---------     --------     -------     -------
  NET REALIZED AND UNREALIZED GAIN (LOSS)....................................    (165,592)     170,433      (1,817)     16,746
                                                                                ---------     --------     -------     -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS..............   $  33,641     $286,898     $ 2,124     $19,783
                                                                                =========     ========     =======     =======

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2016
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                       UNITED                    DFA
                                                                      KINGDOM   CONTINENTAL INTERNATIONAL DFA GLOBAL
                                                                       SMALL       SMALL     REAL ESTATE  REAL ESTATE
                                                                      COMPANY     COMPANY    SECURITIES   SECURITIES
                                                                     PORTFOLIO* PORTFOLIO*    PORTFOLIO    PORTFOLIO
                                                                     ---------- ----------- ------------- -----------
INVESTMENT INCOME
  Net Investment Income Allocated from Affiliated Investment
   Company:
    Dividends (Net of Foreign Taxes Withheld of $0, $463, $0, $0
     and $0, respectively)..........................................  $   791     $ 3,025           --           --
    Income Distributions Received from Affiliated Investment
     Companies......................................................       --          --           --     $ 57,136
    Income from Securities Lending..................................       18         561           --           --
    Expenses Allocated from Affiliated Investment Company...........      (19)       (179)          --           --
                                                                      -------     -------     --------     --------
     Total Net Investment Income Received from Affiliated
      Investment Company............................................      790       3,407           --       57,136
                                                                      -------     -------     --------     --------
FUND INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $0, $0, $8,326, $0
   and $13,924, respectively).......................................       --          --     $ 72,140       27,875
  Interest..........................................................       --          --           --           22
  Income from Securities Lending....................................       --          --        1,043          101
                                                                      -------     -------     --------     --------
     Total Fund Investment Income...................................       --          --       73,183       27,998
                                                                      -------     -------     --------     --------
FUND EXPENSES
  Investment Management Fees........................................       81         714        4,437        4,099
  Accounting & Transfer Agent Fees..................................        1           2          106           39
  Custodian Fees....................................................       --          --          177            9
  Filing Fees.......................................................        8          11           31           59
  Shareholders' Reports.............................................        1           3           55           88
  Directors'/Trustees' Fees & Expenses..............................       --           1           15           17
  Professional Fees.................................................        1          --           39           12
  Other.............................................................        1           3           59            9
                                                                      -------     -------     --------     --------
     Total Expenses.................................................       93         734        4,919        4,332
                                                                      -------     -------     --------     --------
  Fees (Waived), (Expenses Reimbursed), and/or Previously
   Waived Fees Recovered by Advisor (Note C)........................      (17)       (143)          --       (2,805)
  Fees Paid Indirectly (Note C).....................................       --          --          (11)          --
                                                                      -------     -------     --------     --------
  Net Expenses......................................................       76         591        4,908        1,527
                                                                      -------     -------     --------     --------
  NET INVESTMENT INCOME (LOSS)......................................      714       2,816       68,275       83,607
                                                                      -------     -------     --------     --------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold......................................    1,509         824         (300)       2,003
    Affiliated Investment Companies Shares Sold.....................       --          --           --         (524)
    Futures.........................................................       --          50        1,792           --
    Foreign Currency Transactions...................................       (6)         (7)         215            6
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency......................   (4,013)      8,945      215,380       30,278
    Affiliated Investment Companies Shares..........................       --          --           --      135,571
    Futures.........................................................       --           2          659           --
    Translation of Foreign Currency Denominated Amounts.............        3          14          464           --
                                                                      -------     -------     --------     --------
  NET REALIZED AND UNREALIZED GAIN (LOSS)...........................   (2,507)      9,828      218,210      167,334
                                                                      -------     -------     --------     --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.........................................................  $(1,793)    $12,644     $286,485     $250,941
                                                                      =======     =======     ========     ========

                                                                          DFA
                                                                     INTERNATIONAL
                                                                       SMALL CAP
                                                                         VALUE
                                                                       PORTFOLIO
                                                                     -------------
INVESTMENT INCOME
  Net Investment Income Allocated from Affiliated Investment
   Company:
    Dividends (Net of Foreign Taxes Withheld of $0, $463, $0, $0
     and $0, respectively)..........................................          --
    Income Distributions Received from Affiliated Investment
     Companies......................................................          --
    Income from Securities Lending..................................          --
    Expenses Allocated from Affiliated Investment Company...........          --
                                                                       ---------
     Total Net Investment Income Received from Affiliated
      Investment Company............................................          --
                                                                       ---------
FUND INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $0, $0, $8,326, $0
   and $13,924, respectively).......................................   $ 176,074
  Interest..........................................................          --
  Income from Securities Lending....................................      12,842
                                                                       ---------
     Total Fund Investment Income...................................     188,916
                                                                       ---------
FUND EXPENSES
  Investment Management Fees........................................      38,979
  Accounting & Transfer Agent Fees..................................         345
  Custodian Fees....................................................         936
  Filing Fees.......................................................          94
  Shareholders' Reports.............................................         179
  Directors'/Trustees' Fees & Expenses..............................          51
  Professional Fees.................................................         110
  Other.............................................................         265
                                                                       ---------
     Total Expenses.................................................      40,959
                                                                       ---------
  Fees (Waived), (Expenses Reimbursed), and/or Previously
   Waived Fees Recovered by Advisor (Note C)........................          --
  Fees Paid Indirectly (Note C).....................................         (11)
                                                                       ---------
  Net Expenses......................................................      40,948
                                                                       ---------
  NET INVESTMENT INCOME (LOSS)......................................     147,968
                                                                       ---------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold......................................     300,489
    Affiliated Investment Companies Shares Sold.....................          --
    Futures.........................................................      14,562
    Foreign Currency Transactions...................................       4,711
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency......................    (287,797)
    Affiliated Investment Companies Shares..........................          --
    Futures.........................................................       5,700
    Translation of Foreign Currency Denominated Amounts.............       2,392
                                                                       ---------
  NET REALIZED AND UNREALIZED GAIN (LOSS)...........................      40,057
                                                                       ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.........................................................   $ 188,025
                                                                       =========

----------
* Investment Income and a portion of Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2016
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                                          WORLD EX U.S.
                                                                 INTERNATIONAL  WORLD EX    TARGETED    WORLD EX U.S. WORLD CORE
                                                                 VECTOR EQUITY U.S. VALUE     VALUE      CORE EQUITY    EQUITY
                                                                   PORTFOLIO   PORTFOLIO*  PORTFOLIO*     PORTFOLIO   PORTFOLIO*
                                                                 ------------- ---------- ------------- ------------- ----------
INVESTMENT INCOME
  Net Investment Income Allocated from Affiliated Investment
   Companies:
    Dividends (Net of Foreign Taxes Withheld of $0, $199,
     $0, $0 and $0, respectively)...............................         --     $ 2,089          --             --          --
    Income Distributions Received from Affiliated Investment
     Companies..................................................         --         307          --             --     $ 2,039
    Income from Securities Lending..............................         --         103          --             --          --
    Expenses Allocated from Affiliated Investment
     Companies..................................................         --        (141)         --             --          --
                                                                    -------     -------      ------        -------     -------
     Total Net Investment Income Received from Affiliated
      Investment Companies......................................         --       2,358          --             --       2,039
                                                                    -------     -------      ------        -------     -------
FUND INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $2,173, $0,
   $247, $1,679 and $0, respectively)...........................    $24,179          --      $3,077        $17,280           1
  Interest......................................................         --          --          --              2          --
  Income from Securities Lending................................      1,690          --         152          1,124          --
                                                                    -------     -------      ------        -------     -------
     Total Investment Income....................................     25,869          --       3,229         18,406           1
                                                                    -------     -------      ------        -------     -------
FUND EXPENSES
  Investment Management Fees....................................      3,629         363         637          2,503         312
  Accounting & Transfer Agent Fees..............................         52           2           9             39           2
  Custodian Fees................................................        117           4         116            235          --
  Filing Fees...................................................         40          11          25             33          16
  Shareholders' Reports.........................................         37           2           3             21           1
  Directors'/Trustees' Fees & Expenses..........................          7           1           1              5           1
  Professional Fees.............................................         14           3           4             16           1
  Other.........................................................         42           1           9             27           2
                                                                    -------     -------      ------        -------     -------
     Total Expenses.............................................      3,938         387         804          2,879         335
                                                                    -------     -------      ------        -------     -------
  Fees (Waived), (Expenses Reimbursed), and/or Previously
   Waived Fees Recovered by Advisor (Note C)....................         --        (177)         --             63        (290)
  Fees Paid Indirectly (Note C).................................         (6)         --          --             (7)         --
                                                                    -------     -------      ------        -------     -------
  Net Expenses..................................................      3,932         210         804          2,935          45
                                                                    -------     -------      ------        -------     -------
  NET INVESTMENT INCOME (LOSS)..................................     21,937       2,148       2,425         15,471       1,995
                                                                    -------     -------      ------        -------     -------
REALIZED AND UNREALIZED GAIN (LOSS)
  Capital Gain Distributions Received from Affiliated
   Investment Companies.........................................         --         256          --             --       1,313
  Net Realized Gain (Loss) on:
    Investment Securities Sold**................................      3,292          --         894         (1,582)         --
    Affiliated Investment Companies Shares Sold.................         --      (3,128)         --             --      (2,462)
    Futures.....................................................        182          68          --           (629)         --
    Foreign Currency Transactions...............................          5          33           5             12          --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..................     (4,913)      7,295       3,450         10,477          --
    Affiliated Investment Companies Shares......................         --      (6,409)         --             --          (4)
    Futures.....................................................         --          18          --             --          --
    Translation of Foreign Currency Denominated
     Amounts....................................................        329          24          37            203          --
                                                                    -------     -------      ------        -------     -------
  NET REALIZED AND UNREALIZED GAIN (LOSS).......................     (1,105)     (1,843)      4,386          8,481      (1,153)
                                                                    -------     -------      ------        -------     -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.....................................................    $20,832     $   305      $6,811        $23,952     $   842
                                                                    =======     =======      ======        =======     =======

----------
* Investment Income and a portion of Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

**Net of foreign capital gain taxes withheld of $0, $0, $1, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2016
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                    SELECTIVELY              EMERGING   EMERGING    EMERGING
                                                                      HEDGED      EMERGING   MARKETS    MARKETS   MARKETS CORE
                                                                   GLOBAL EQUITY  MARKETS   SMALL CAP    VALUE       EQUITY
                                                                     PORTFOLIO   PORTFOLIO* PORTFOLIO* PORTFOLIO*  PORTFOLIO
                                                                   ------------- ---------- ---------- ---------- ------------
INVESTMENT INCOME
  Net Investment Income Allocated from Affiliated Investment
   Companies:
    Dividends (Net of Foreign Taxes Withheld of $0, $4,671,
     $3,463, $14,773 and $0, respectively)........................         --     $ 35,908   $ 41,469  $ 113,511          --
    Income Distributions Received from Affiliated Investment
     Companies....................................................    $ 2,292           --         --         --          --
    Interest......................................................         --           10         --         --          --
    Income from Securities Lending................................         --        3,434     18,287     15,897          --
    Expenses Allocated from Affiliated Investment Companies.......         --       (3,379)    (6,325)   (11,118)         --
                                                                      -------     --------   --------  ---------   ---------
     Total Net Investment Income Received from Affiliated
      Investment Companies........................................      2,292       35,973     53,431    118,290          --
                                                                      -------     --------   --------  ---------   ---------
FUND INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $0, $0, $0, $0 and
   $15,472, respectively).........................................         --           --         --         --   $ 126,521
  Interest........................................................         16           --         --         --          25
  Income from Securities Lending..................................         --           --         --         --      24,552
                                                                      -------     --------   --------  ---------   ---------
     Total Fund Investment Income.................................         16           --         --         --     151,098
                                                                      -------     --------   --------  ---------   ---------
FUND EXPENSES
  Investment Management Fees......................................        369       10,419     15,128     34,755      39,526
  Accounting & Transfer Agent Fees................................          2           14         15         45         411
  Custodian Fees..................................................          1           --         --         --       3,121
  Shareholder Servicing Fees --
    Class R2 Shares...............................................         --           --         --         87          --
  Filing Fees.....................................................         14           55         41         95         183
  Shareholders' Reports...........................................          3           86         58        153         238
  Directors'/Trustees' Fees & Expenses............................          1           18         20         59          60
  Professional Fees...............................................          1            5          6         18         252
  Other...........................................................          2           19         21         53         345
                                                                      -------     --------   --------  ---------   ---------
     Total Expenses...............................................        393       10,616     15,289     35,265      44,136
                                                                      -------     --------   --------  ---------   ---------
  Fees (Waived), (Expenses Reimbursed), and/or Previously
   Waived Fees Recovered by Advisor (Note C)......................       (364)      (2,084)    (4,655)    (6,951)         --
  Fees Paid Indirectly (Note C)...................................         --           --         --         --         (61)
                                                                      -------     --------   --------  ---------   ---------
  Net Expenses....................................................         29        8,532     10,634     28,314      44,075
                                                                      -------     --------   --------  ---------   ---------
  NET INVESTMENT INCOME (LOSS)....................................      2,279       27,441     42,797     89,976     107,023
                                                                      -------     --------   --------  ---------   ---------
REALIZED AND UNREALIZED GAIN (LOSS)
  Capital Gain Distributions Received from Affiliated Investment
   Companies......................................................      2,164           --         --         --          --
  Net Realized Gain (Loss) on:
    Investment Securities Sold**..................................         (2)     (77,243)   111,354   (154,950)   (229,453)
    Affiliated Investment Companies Shares Sold...................       (827)          --         --         --          --
    Futures.......................................................        457          841      2,692      3,540      10,672
    Foreign Currency Transactions.................................     (1,889)         857        488        385      (1,273)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency....................         --      127,702     59,663    693,722     621,227
    Affiliated Investment Companies Shares........................     (1,585)          --         --         --          --
    Futures.......................................................       (401)       1,109        737      1,999       6,522
    Translation of Foreign Currency Denominated Amounts...........     (1,539)         189        573        144         744
                                                                      -------     --------   --------  ---------   ---------
  NET REALIZED AND UNREALIZED GAIN (LOSS).........................     (3,622)      53,455    175,507    544,840     408,439
                                                                      -------     --------   --------  ---------   ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.......................................................    $(1,343)    $ 80,896   $218,304  $ 634,816   $ 515,462
                                                                      =======     ========   ========  =========   =========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

**Net of foreign capital gain taxes withheld of $0, $0, $68, $144 and $53, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                 ENHANCED U.S. LARGE  U.S. LARGE CAP EQUITY    U.S. LARGE CAP VALUE
                                                  COMPANY PORTFOLIO         PORTFOLIO                PORTFOLIO
                                                --------------------  ---------------------  ------------------------
                                                SIX MONTHS    YEAR    SIX MONTHS     YEAR    SIX MONTHS       YEAR
                                                   ENDED     ENDED       ENDED      ENDED       ENDED        ENDED
                                                 APRIL 30,  OCT. 31,   APRIL 30,   OCT. 31,   APRIL 30,     OCT. 31,
                                                   2016       2015       2016        2015       2016          2015
                                                ----------- --------  ----------- ---------  -----------  -----------
                                                (UNAUDITED)           (UNAUDITED)            (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).................  $    759   $  1,130   $   7,198  $   9,255  $   183,686  $   317,704
  Net Realized Gain (Loss) on:
   Investment Securities Sold..................      (217)     4,580     (10,091)    (1,560)      94,446      681,400
   Futures.....................................   (17,276)    15,372          --        (12)       7,533          (35)
   Foreign Currency Transactions...............        --        629          --         --           --           --
   In-Kind Redemptions.........................        --         --          --     10,024           --           --
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency...................................       484     (4,379)      2,036     (4,105)    (238,408)    (815,432)
   Futures.....................................    17,228     (6,271)         --         --        3,166            4
   Translation of Foreign Currency
    Denominated Amounts........................        --       (191)         --         --           --           --
                                                 --------   --------   ---------  ---------  -----------  -----------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations................       978     10,870        (857)    13,602       50,423      183,641
                                                 --------   --------   ---------  ---------  -----------  -----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares..................      (658)      (799)     (7,578)    (8,112)    (185,461)    (302,945)
  Net Short-Term Gains:
   Institutional Class Shares..................    (3,529)   (10,591)         --       (285)          --           --
  Net Long-Term Gains:
   Institutional Class Shares..................    (9,801)   (16,610)         --       (266)    (643,970)     (86,223)
                                                 --------   --------   ---------  ---------  -----------  -----------
     Total Distributions.......................   (13,988)   (28,000)     (7,578)    (8,663)    (829,431)    (389,168)
                                                 --------   --------   ---------  ---------  -----------  -----------
Capital Share Transactions (1):
  Shares Issued................................    30,520     39,673     182,068    595,263    2,234,302    3,716,590
  Shares Issued in Lieu of Cash
   Distributions...............................    12,337     24,405       7,488      8,492      775,568      359,045
  Shares Redeemed..............................   (32,085)   (60,026)   (125,135)  (184,505)  (1,618,427)  (3,209,154)
                                                 --------   --------   ---------  ---------  -----------  -----------
     Net Increase (Decrease) from Capital
      Share Transactions.......................    10,772      4,052      64,421    419,250    1,391,443      866,481
                                                 --------   --------   ---------  ---------  -----------  -----------
     Total Increase (Decrease) in Net
      Assets...................................    (2,238)   (13,078)     55,986    424,189      612,435      660,954
NET ASSETS
  Beginning of Period..........................   203,641    216,719     699,144    274,955   15,807,935   15,146,981
                                                 --------   --------   ---------  ---------  -----------  -----------
  End of Period................................  $201,403   $203,641   $ 755,130  $ 699,144  $16,420,370  $15,807,935
                                                 ========   ========   =========  =========  ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued................................     2,596      3,122      14,860     46,215       74,094      110,785
  Shares Issued in Lieu of Cash
   Distributions...............................     1,056      2,085         590        675       24,897       10,996
  Shares Redeemed..............................    (2,797)    (4,848)    (10,260)   (14,242)     (53,048)     (95,477)
                                                 --------   --------   ---------  ---------  -----------  -----------
     Net Increase (Decrease) from Shares
      Issued and Redeemed......................       855        359       5,190     32,648       45,943       26,304
                                                 ========   ========   =========  =========  ===========  ===========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET
 INVESTMENT INCOME)............................  $    149   $     48   $     961  $   1,341  $    28,147  $    29,922

----------
See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                  U.S. TARGETED VALUE      U.S. SMALL CAP VALUE
                                                       PORTFOLIO                 PORTFOLIO         U.S. CORE EQUITY 1 PORTFOLIO
                                                -----------------------  ------------------------  ---------------------------
                                                SIX MONTHS      YEAR     SIX MONTHS       YEAR     SIX MONTHS         YEAR
                                                   ENDED       ENDED        ENDED        ENDED        ENDED          ENDED
                                                 APRIL 30,    OCT. 31,    APRIL 30,     OCT. 31,    APRIL 30,       OCT. 31,
                                                   2016         2015        2016          2015        2016            2015
                                                ----------- -----------  -----------  -----------  -----------    -----------
                                                (UNAUDITED)              (UNAUDITED)               (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)................. $   47,534  $    81,463  $    64,286  $   140,359  $   129,609    $   209,655
  Net Realized Gain (Loss) on:
   Investment Securities Sold..................    179,003      315,026      263,736      522,294       27,339        164,919
   Futures.....................................      1,705         (296)      22,223       (2,510)       3,994             --
   In-Kind Redemptions.........................         --           --           --       12,630           --         48,790
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities.......................   (139,185)    (527,329)    (205,889)  (1,025,518)    (169,214)       (56,468)
   Futures.....................................      2,421           --        7,853           --        3,532             --
                                                ----------  -----------  -----------  -----------   -----------   -----------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations................     91,478     (131,136)     152,209     (352,745)      (4,740)       366,896
                                                ----------  -----------  -----------  -----------   -----------   -----------
Distributions From:
  Net Investment Income:
   Class R1 Shares.............................       (281)        (374)          --           --           --             --
   Class R2 Shares.............................     (1,191)      (1,058)          --           --           --             --
   Institutional Class Shares..................    (49,831)     (74,793)     (85,785)    (130,190)    (135,733)      (200,298)
  Net Short-Term Gains:
   Class R1 Shares.............................        (54)         (49)          --           --           --             --
   Class R2 Shares.............................       (202)        (144)          --           --           --             --
   Institutional Class Shares..................     (9,668)      (9,156)          --           --           --             --
  Net Long-Term Gains:
   Class R1 Shares.............................     (1,571)      (1,235)          --           --           --             --
   Class R2 Shares.............................     (5,836)      (3,653)          --           --           --             --
   Institutional Class Shares..................   (279,118)    (233,022)    (487,348)    (427,115)    (160,152)       (49,469)
                                                ----------  -----------  -----------  -----------   -----------   -----------
     Total Distributions.......................   (347,752)    (323,484)    (573,133)    (557,305)    (295,885)      (249,767)
                                                ----------  -----------  -----------  -----------   -----------   -----------
Capital Share Transactions (1):
  Shares Issued................................  1,193,991    2,861,668    1,811,886    2,562,626    2,209,508      4,137,187
  Shares Issued in Lieu of Cash
   Distributions...............................    323,417      306,474      514,241      501,839      283,130        236,854
  Shares Redeemed..............................   (712,994)  (1,140,962)  (1,121,705)  (1,986,459)  (1,567,127)    (1,996,226)
                                                ----------  -----------  -----------  -----------   -----------   -----------
     Net Increase (Decrease) from Capital
      Share Transactions.......................    804,414    2,027,180    1,204,422    1,078,006      925,511      2,377,815
                                                ----------  -----------  -----------  -----------   -----------   -----------
     Total Increase (Decrease) in Net
      Assets...................................    548,140    1,572,560      783,498      167,956      624,886      2,494,944
NET ASSETS
  Beginning of Period..........................  7,163,467    5,590,907   11,680,262   11,512,306   13,275,774     10,780,830
                                                ----------  -----------  -----------  -----------   -----------   -----------
  End of Period................................ $7,711,607  $ 7,163,467  $12,463,760  $11,680,262  $13,900,660    $13,275,774
                                                ==========  ===========  ===========  ===========   ===========   ===========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued................................     61,626      127,780       61,708       73,971      131,198        230,659
  Shares Issued in Lieu of Cash
   Distributions...............................     16,185       14,559       16,670       15,227       16,459         13,516
  Shares Redeemed..............................    (36,136)     (51,364)     (37,394)     (57,511)     (93,368)      (111,260)
                                                ----------  -----------  -----------  -----------   -----------   -----------
     Net Increase (Decrease) from Shares
      Issued and Redeemed......................     41,675       90,975       40,984       31,688       54,289        132,915
                                                ==========  ===========  ===========  ===========   ===========   ===========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET
 INVESTMENT INCOME)............................ $    4,275  $     8,044  $   (15,311) $     6,188  $    15,501    $    21,625

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                           U.S. CORE EQUITY 2 PORTFOLIO U.S. VECTOR EQUITY PORTFOLIO U.S. SMALL CAP PORTFOLIO
                                           ---------------------------  ---------------------------  ------------------------
                                           SIX MONTHS         YEAR      SIX MONTHS        YEAR       SIX MONTHS       YEAR
                                              ENDED          ENDED         ENDED         ENDED          ENDED        ENDED
                                            APRIL 30,       OCT. 31,     APRIL 30,      OCT. 31,      APRIL 30,     OCT. 31,
                                              2016            2015         2016           2015          2016          2015
                                           -----------    -----------   -----------     ----------   -----------  -----------
                                           (UNAUDITED)                  (UNAUDITED)                  (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)............ $   146,354    $   239,037   $   31,266     $   54,509    $    68,049  $   112,326
  Net Realized Gain (Loss) on:
   Investment Securities Sold.............      31,128        305,920       41,600        127,309        159,673      532,485
   Futures................................       4,534          1,793        1,179           (811)         3,279           --
   In-Kind Redemptions....................          --             --           --             --             --       28,254
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities..................    (208,977)      (307,072)     (90,441)      (193,154)      (207,290)    (457,527)
   Futures................................       3,968             --          913             --          5,064           --
                                            -----------   -----------   ----------      ----------   -----------  -----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..........................     (22,993)       239,678      (15,483)       (12,147)        28,775      215,538
                                            -----------   -----------   ----------      ----------   -----------  -----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares.............    (152,072)      (228,075)     (32,088)       (51,799)       (71,234)    (105,110)
  Net Short-Term Gains:
   Institutional Class Shares.............          --             --           --             --         (1,951)          --
  Net Long-Term Gains:
   Institutional Class Shares.............    (296,061)       (89,857)    (119,588)      (109,045)      (503,176)    (268,312)
                                            -----------   -----------   ----------      ----------   -----------  -----------
     Total Distributions..................    (448,133)      (317,932)    (151,676)      (160,844)      (576,361)    (373,422)
                                            -----------   -----------   ----------      ----------   -----------  -----------
Capital Share Transactions (1):
  Shares Issued...........................   2,140,378      4,082,819      499,449        848,464      2,232,612    2,815,856
  Shares Issued in Lieu of Cash
   Distributions..........................     442,025        313,194      150,672        159,804        542,920      351,264
  Shares Redeemed.........................  (1,525,208)    (2,036,371)    (436,346)      (685,067)      (966,043)  (1,640,410)
                                            -----------   -----------   ----------      ----------   -----------  -----------
     Net Increase (Decrease) from
      Capital Share Transactions..........   1,057,195      2,359,642      213,775        323,201      1,809,489    1,526,710
                                            -----------   -----------   ----------      ----------   -----------  -----------
     Total Increase (Decrease) in Net
      Assets..............................     586,069      2,281,388       46,616        150,210      1,261,903    1,368,826
NET ASSETS
  Beginning of Period.....................  15,200,564     12,919,176    3,651,529      3,501,319     10,616,542    9,247,716
                                            -----------   -----------   ----------      ----------   -----------  -----------
  End of Period........................... $15,786,633    $15,200,564   $3,698,145     $3,651,529    $11,878,445  $10,616,542
                                            ===========   ===========   ==========      ==========   ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued...........................     134,290        234,298       33,888         51,015         79,363       90,041
  Shares Issued in Lieu of Cash
   Distributions..........................      26,988         18,413        9,872         10,033         18,896       11,800
  Shares Redeemed.........................     (95,136)      (116,908)     (29,409)       (41,495)       (34,064)     (52,277)
                                            -----------   -----------   ----------      ----------   -----------  -----------
     Net Increase (Decrease) from
      Shares Issued and
      Redeemed............................      66,142        135,803       14,351         19,553         64,195       49,563
                                            ===========   ===========   ==========      ==========   ===========  ===========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET
 INVESTMENT INCOME)....................... $    19,716    $    25,434   $    3,632     $    4,454    $     4,582  $     7,767

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                        DFA REAL ESTATE SECURITIES LARGE CAP INTERNATIONAL
                                               U.S. MICRO CAP PORTFOLIO        PORTFOLIO                  PORTFOLIO
                                               ----------------------   -------------------------  ----------------------
                                               SIX MONTHS      YEAR     SIX MONTHS       YEAR      SIX MONTHS     YEAR
                                                  ENDED       ENDED        ENDED        ENDED         ENDED      ENDED
                                                APRIL 30,    OCT. 31,    APRIL 30,     OCT. 31,     APRIL 30,   OCT. 31,
                                                  2016         2015        2016          2015         2016        2015
                                               -----------  ----------  -----------  -----------   ----------- ----------
                                               (UNAUDITED)              (UNAUDITED)                (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)................ $   23,349   $   41,868  $  164,368   $   187,615   $   44,106  $   86,418
  Net Realized Gain (Loss) on:
   Investment Securities Sold.................    154,845      283,555      11,374       119,527      (13,530)    (50,887)
   Futures....................................     (1,164)      (2,258)      2,614            --        1,001         769
   Foreign Currency Transactions..............         --           --          --            --          152        (528)
   In-Kind Redemptions........................         --       12,861          --       258,319           --      33,199
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency..................................   (191,278)    (281,159)    150,494      (219,248)     (94,577)   (155,643)
   Futures....................................      2,178           --       1,535            --          742          --
   Translation of Foreign Currency
    Denominated Amounts.......................         --           --          --            --          536         142
                                               ----------   ----------  ----------   -----------   ----------  ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..............................    (12,070)      54,867     330,385       346,213      (61,570)    (86,530)
                                               ----------   ----------  ----------   -----------   ----------  ----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares.................    (27,839)     (39,933)   (136,053)     (220,092)     (35,640)    (85,101)
  Net Long-Term Gains:
   Institutional Class Shares.................   (267,818)    (278,652)         --            --           --          --
                                               ----------   ----------  ----------   -----------   ----------  ----------
     Total Distributions......................   (295,657)    (318,585)   (136,053)     (220,092)     (35,640)    (85,101)
                                               ----------   ----------  ----------   -----------   ----------  ----------
Capital Share Transactions (1):
  Shares Issued...............................    448,101      657,708     573,816     1,268,079      632,296   1,019,845
  Shares Issued in Lieu of Cash
   Distributions..............................    274,006      296,069     132,798       216,090       31,591      76,483
  Shares Redeemed.............................   (478,857)    (711,995)   (507,751)   (1,664,857)    (448,106)   (902,210)
                                               ----------   ----------  ----------   -----------   ----------  ----------
     Net Increase (Decrease) from Capital
      Share Transactions......................    243,250      241,782     198,863      (180,688)     215,781     194,118
                                               ----------   ----------  ----------   -----------   ----------  ----------
     Total Increase (Decrease) in Net
      Assets..................................    (64,477)     (21,936)    393,195       (54,567)     118,571      22,487
NET ASSETS
  Beginning of Period.........................  5,007,091    5,029,027   6,553,192     6,607,759    3,150,334   3,127,847
                                               ----------   ----------  ----------   -----------   ----------  ----------
  End of Period............................... $4,942,614   $5,007,091  $6,946,387   $ 6,553,192   $3,268,905  $3,150,334
                                               ==========   ==========  ==========   ===========   ==========  ==========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued...............................     26,503       33,975      17,478        38,538       33,489      48,288
  Shares Issued in Lieu of Cash
   Distributions..............................     15,457       16,153       3,962         6,758        1,638       3,639
  Shares Redeemed.............................    (28,044)     (36,869)    (15,438)      (51,930)     (23,479)    (42,081)
                                               ----------   ----------  ----------   -----------   ----------  ----------
     Net Increase (Decrease) from Shares
      Issued and Redeemed.....................     13,916       13,259       6,002        (6,634)      11,648       9,846
                                               ==========   ==========  ==========   ===========   ==========  ==========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET
 INVESTMENT INCOME)........................... $   (1,645)  $    2,845  $   28,195   $      (120)  $   17,008  $    8,542

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                           INTERNATIONAL CORE EQUITY   INTERNATIONAL SMALL    JAPANESE SMALL COMPANY
                                                   PORTFOLIO            COMPANY PORTFOLIO           PORTFOLIO
                                           ------------------------  -----------------------  ---------------------
                                           SIX MONTHS       YEAR     SIX MONTHS      YEAR     SIX MONTHS     YEAR
                                              ENDED        ENDED        ENDED       ENDED        ENDED      ENDED
                                            APRIL 30,     OCT. 31,    APRIL 30,    OCT. 31,    APRIL 30,   OCT. 31,
                                              2016          2015        2016         2015        2016        2015
                                           -----------  -----------  ----------- -----------  ----------- ---------
                                           (UNAUDITED)               (UNAUDITED)              (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)............ $   199,233  $   354,330  $  116,465  $   208,124   $  3,941   $   6,024
  Net Realized Gain (Loss) on:
   Investment Securities Sold.............     (54,465)       4,776      73,364      376,613      4,562      12,888
   Futures................................      10,009           --       6,570       (4,583)        --          --
   Foreign Currency Transactions..........        (646)      (2,904)         68       (2,876)        11        (355)
   In-Kind Redemptions....................          --      163,544          --           --         --          --
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency..............................    (124,486)    (679,030)     85,173     (293,604)    (6,674)     20,984
   Futures................................       1,194           --       3,496          (22)         1          --
   Translation of Foreign Currency
    Denominated Amounts...................       2,802          330       1,762          344        283          68
                                           -----------  -----------  ----------  -----------   --------   ---------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..........................      33,641     (158,954)    286,898      283,996      2,124      39,609
                                           -----------  -----------  ----------  -----------   --------   ---------
Distributions From:
  Net Investment Income:
   Institutional Class Shares.............    (123,398)    (367,607)   (152,110)    (208,535)    (6,534)     (7,758)
  Net Short-Term Gains:
   Institutional Class Shares.............          --           --          --      (27,069)        --          --
  Net Long-Term Gains:
   Institutional Class Shares.............          --           --    (207,859)    (250,320)        --          --
                                           -----------  -----------  ----------  -----------   --------   ---------
     Total Distributions..................    (123,398)    (367,607)   (359,969)    (485,924)    (6,534)     (7,758)
                                           -----------  -----------  ----------  -----------   --------   ---------
Capital Share Transactions (1):
  Shares Issued...........................   3,391,637    5,383,645     921,008    1,961,417     15,541      20,159
  Shares Issued in Lieu of Cash
   Distributions..........................     116,649      349,000     347,693      472,853      6,058       7,251
  Shares Redeemed.........................  (2,071,801)  (3,080,058)   (885,943)  (1,753,367)   (54,542)   (103,454)
                                           -----------  -----------  ----------  -----------   --------   ---------
     Net Increase (Decrease) from
      Capital Share Transactions..........   1,436,485    2,652,587     382,758      680,903    (32,943)    (76,044)
                                           -----------  -----------  ----------  -----------   --------   ---------
     Total Increase (Decrease) in Net
      Assets..............................   1,346,728    2,126,026     309,687      478,975    (37,353)    (44,193)
NET ASSETS
  Beginning of Period.....................  14,420,568   12,294,542   9,323,492    8,844,517    463,997     508,190
                                           -----------  -----------  ----------  -----------   --------   ---------
  End of Period........................... $15,767,296  $14,420,568  $9,633,179  $ 9,323,492   $426,644   $ 463,997
                                           ===========  ===========  ==========  ===========   ========   =========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued...........................     309,216      449,331      55,466      110,551        771       1,017
  Shares Issued in Lieu of Cash
   Distributions..........................      10,363       29,177      20,392       28,178        298         406
  Shares Redeemed.........................    (188,568)    (256,979)    (53,153)     (99,058)    (2,730)     (5,278)
                                           -----------  -----------  ----------  -----------   --------   ---------
     Net Increase (Decrease) from
      Shares Issued and Redeemed..........     131,011      221,528      22,705       39,671     (1,661)     (3,855)
                                           ===========  ===========  ==========  ===========   ========   =========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET
 INVESTMENT INCOME)....................... $    93,136  $    17,301  $     (997) $    34,648   $ (1,096)  $   1,497

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                ASIA PACIFIC SMALL COMPANY UNITED KINGDOM SMALL CONTINENTAL SMALL COMPANY
                                                      PORTFOLIO             COMPANY PORTFOLIO         PORTFOLIO
                                                -------------------------  -------------------  ------------------------
                                                SIX MONTHS       YEAR      SIX MONTHS    YEAR   SIX MONTHS      YEAR
                                                   ENDED        ENDED         ENDED     ENDED      ENDED       ENDED
                                                 APRIL 30,     OCT. 31,     APRIL 30,  OCT. 31,  APRIL 30,    OCT. 31,
                                                   2016          2015         2016       2015      2016         2015
                                                -----------    ---------   ----------- -------- -----------   --------
                                                (UNAUDITED)                (UNAUDITED)          (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).................  $  3,037     $   9,355      $   714   $ 1,058   $  2,816     $  4,880
  Net Realized Gain (Loss) on:
   Investment Securities Sold*.................    (4,251)       (2,042)       1,509     2,661        824        7,314
   Futures.....................................        --            --           --        --         50         (267)
   Foreign Currency Transactions...............        82          (202)          (6)        3         (7)         (64)
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency...................................    20,913       (43,082)      (4,013)     (569)     8,945        7,186
   Futures.....................................        --            --           --        --          2            3
   Translation of Foreign Currency
    Denominated Amounts........................         2            (3)           3         1         14           (4)
                                                 --------      ---------     -------   -------   --------      --------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations................    19,783       (35,974)      (1,793)    3,154     12,644       19,048
                                                 --------      ---------     -------   -------   --------      --------
Distributions From:
  Net Investment Income:
   Institutional Class Shares..................    (7,760)      (16,487)        (977)   (1,011)    (1,158)      (4,771)
  Net Short-Term Gains:
   Institutional Class Shares..................        --            --           --       (57)        --           --
  Net Long-Term Gains:
   Institutional Class Shares..................        --            --       (1,632)   (2,151)        --           --
                                                 --------      ---------     -------   -------   --------      --------
     Total Distributions.......................    (7,760)      (16,487)      (2,609)   (3,219)    (1,158)      (4,771)
                                                 --------      ---------     -------   -------   --------      --------
Capital Share Transactions (1):
  Shares Issued................................    17,508        13,081        1,285     4,028     30,396      112,313
  Shares Issued in Lieu of Cash
   Distributions...............................     6,990        15,524        2,125     2,521        877        4,167
  Shares Redeemed..............................    (7,860)     (139,991)      (4,153)   (5,897)    (9,003)     (21,694)
                                                 --------      ---------     -------   -------   --------      --------
     Net Increase (Decrease) from Capital
      Share Transactions.......................    16,638      (111,386)        (743)      652     22,270       94,786
                                                 --------      ---------     -------   -------   --------      --------
     Total Increase (Decrease) in Net
      Assets...................................    28,661      (163,847)      (5,145)      587     33,756      109,063
NET ASSETS
  Beginning of Period..........................   200,270       364,117       35,637    35,050    278,024      168,961
                                                 --------      ---------     -------   -------   --------      --------
  End of Period................................  $228,931     $ 200,270      $30,492   $35,637   $311,780     $278,024
                                                 ========      =========     =======   =======   ========      ========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued................................       976           643           40       117      1,505        5,532
  Shares Issued in Lieu of Cash
   Distributions...............................       387           792           65        78         42          199
  Shares Redeemed..............................      (422)       (6,841)        (132)     (167)      (443)      (1,061)
                                                 --------      ---------     -------   -------   --------      --------
     Net Increase (Decrease) from Shares
      Issued and Redeemed......................       941        (5,406)         (27)       28      1,104        4,670
                                                 ========      =========     =======   =======   ========      ========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
 INCOME).......................................  $ (4,640)    $      83      $   (55)  $   207   $  1,906     $    248

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                           DFA INTERNATIONAL REAL      DFA GLOBAL REAL ESTATE   DFA INTERNATIONAL SMALL
                                           ESTATE SECURITIES PORTFOLIO  SECURITIES PORTFOLIO      CAP VALUE PORTFOLIO
                                           --------------------------  ----------------------  ------------------------
                                           SIX MONTHS       YEAR       SIX MONTHS     YEAR     SIX MONTHS       YEAR
                                              ENDED        ENDED          ENDED      ENDED        ENDED        ENDED
                                            APRIL 30,     OCT. 31,      APRIL 30,   OCT. 31,    APRIL 30,     OCT. 31,
                                              2016          2015          2016        2015        2016          2015
                                           -----------    ----------   ----------- ----------  -----------  -----------
                                           (UNAUDITED)                 (UNAUDITED)             (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)............ $   68,275    $  119,980    $   83,607  $  154,237  $   147,968  $   239,388
  Net Realized Gain (Loss) on:
   Investment Securities Sold.............       (300)      (17,379)        2,003      (1,163)     300,489      203,049
   Affiliated Investment Companies
    Shares Sold...........................         --            --          (524)         --           --           --
   Futures................................      1,792            --            --          --       14,562       (5,555)
   Foreign Currency Transactions..........        215        (1,791)            6          --        4,711       (4,926)
   In-Kind Redemptions....................         --            --            --          --           --      193,547
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency..............................    215,380      (116,739)       30,278     (35,941)    (287,797)    (244,703)
   Affiliated Investment Companies
    Shares................................         --            --       135,571          --           --           --
   Futures................................        659            --            --          --        5,700           --
   Translation of Foreign Currency
    Denominated Amounts...................        464           284            --          --        2,392        1,015
                                           ----------     ----------   ----------  ----------  -----------  -----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..........................    286,485       (15,645)      250,941     117,133      188,025      381,815
                                           ----------     ----------   ----------  ----------  -----------  -----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares.............    (60,576)     (182,724)      (97,767)   (124,281)    (210,523)    (224,376)
  Net Long-Term Gains:
   Institutional Class Shares.............         --            --            --          --     (182,540)    (207,080)
                                           ----------     ----------   ----------  ----------  -----------  -----------
     Total Distributions..................    (60,576)     (182,724)      (97,767)   (124,281)    (393,063)    (431,456)
                                           ----------     ----------   ----------  ----------  -----------  -----------
Capital Share Transactions (1):
  Shares Issued...........................    428,823       886,775       591,784   1,347,820    1,184,366    2,629,814
  Shares Issued in Lieu of Cash
   Distributions..........................     60,055       181,249        93,708     121,908      355,562      392,052
  Shares Redeemed.........................   (246,365)     (417,939)     (423,155)   (708,136)  (1,068,123)  (2,079,421)
                                           ----------     ----------   ----------  ----------  -----------  -----------
     Net Increase (Decrease) from
      Capital Share Transactions..........    242,513       650,085       262,337     761,592      471,805      942,445
                                           ----------     ----------   ----------  ----------  -----------  -----------
     Total Increase (Decrease) in Net
      Assets..............................    468,422       451,716       415,511     754,444      266,767      892,804
NET ASSETS
  Beginning of Period.....................  3,540,092     3,088,376     4,059,916   3,305,472   12,577,575   11,684,771
                                           ----------     ----------   ----------  ----------  -----------  -----------
  End of Period........................... $4,008,514    $3,540,092    $4,475,427  $4,059,916  $12,844,342  $12,577,575
                                           ==========     ==========   ==========  ==========  ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued...........................     85,359       166,717        57,372     127,842       66,117      135,446
  Shares Issued in Lieu of Cash
   Distributions..........................     12,306        34,991         9,151      11,884       19,385       21,362
  Shares Redeemed.........................    (48,881)      (79,211)      (41,141)    (67,340)     (59,324)    (107,415)
                                           ----------     ----------   ----------  ----------  -----------  -----------
     Net Increase (Decrease) from
      Shares Issued and Redeemed..........     48,784       122,497        25,382      72,386       26,178       49,393
                                           ==========     ==========   ==========  ==========  ===========  ===========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET
 INVESTMENT INCOME)....................... $ (213,899)   $ (221,598)   $   36,367  $   50,527  $   (17,792) $    44,763

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                        INTERNATIONAL VECTOR EQUITY  WORLD EX U.S. VALUE  WORLD EX U.S. TARGETED
                                                               PORTFOLIO                  PORTFOLIO          VALUE PORTFOLIO
                                                        --------------------------  --------------------  ---------------------
                                                        SIX MONTHS       YEAR       SIX MONTHS    YEAR    SIX MONTHS     YEAR
                                                           ENDED        ENDED          ENDED     ENDED       ENDED      ENDED
                                                         APRIL 30,     OCT. 31,      APRIL 30,  OCT. 31,   APRIL 30,   OCT. 31,
                                                           2016          2015          2016       2015       2016        2015
                                                        -----------    ----------   ----------- --------  ----------- ---------
                                                        (UNAUDITED)                 (UNAUDITED)           (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)......................... $   21,937    $   37,987     $  2,148   $  3,484   $   2,425  $   3,960
  Capital Gain Distributions Received from Affiliated
   Investment Companies................................         --            --          256        169          --      1,932
  Net Realized Gain (Loss) on:
   Investment Securities Sold*.........................      3,292         5,992           --         --         894       (356)
   Affiliated Investment Companies Shares
    Sold...............................................         --            --       (3,128)     1,061          --    (13,958)
   Futures.............................................        182            --           68         --          --       (347)
   Foreign Currency Transactions.......................          5          (490)          33        (65)          5       (169)
   In-Kind Redemptions.................................         --        10,623           --         --          --         --
  Change in Unrealized Appreciation (Depreciation)
   of:
   Investment Securities and Foreign Currency..........     (4,913)      (79,483)       7,295    (16,458)      3,450      8,649
   Affiliated Investment Companies Shares..............         --            --       (6,409)        --          --     (6,911)
   Futures.............................................         --            --           18         --          --         --
   Translation of Foreign Currency Denominated
    Amounts............................................        329            54           24          7          37         (2)
                                                        ----------     ----------    --------   --------   ---------  ---------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations.........................     20,832       (25,317)         305    (11,802)      6,811     (7,202)
                                                        ----------     ----------    --------   --------   ---------  ---------
Distributions From:
  Net Investment Income:
   Institutional Class Shares..........................    (15,568)      (36,861)      (1,987)    (3,283)     (1,413)    (3,896)
  Net Short-Term Gains:
   Institutional Class Shares..........................         --        (1,236)          --         --          --         --
  Net Long-Term Gains:
   Institutional Class Shares..........................     (5,716)      (10,949)          --         --          --       (408)
                                                        ----------     ----------    --------   --------   ---------  ---------
    Total Distributions................................    (21,284)      (49,046)      (1,987)    (3,283)     (1,413)    (4,304)
                                                        ----------     ----------    --------   --------   ---------  ---------
Capital Share Transactions (1):
  Shares Issued........................................    492,438       757,055       43,610     65,656     120,103    204,717
  Shares Issued in Lieu of Cash Distributions..........     21,106        48,618        1,985      3,281       1,411      4,301
  Shares Redeemed......................................   (346,725)     (441,949)     (14,903)   (12,502)   (106,707)  (120,877)
                                                        ----------     ----------    --------   --------   ---------  ---------
    Net Increase (Decrease) from Capital Share
     Transactions......................................    166,819       363,724       30,692     56,435      14,807     88,141
                                                        ----------     ----------    --------   --------   ---------  ---------
    Total Increase (Decrease) in Net Assets............    166,367       289,361       29,010     41,350      20,205     76,635
NET ASSETS
  Beginning of Period..................................  1,594,914     1,305,553      155,301    113,951     227,731    151,096
                                                        ----------     ----------    --------   --------   ---------  ---------
  End of Period........................................ $1,761,281    $1,594,914     $184,311   $155,301   $ 247,936  $ 227,731
                                                        ==========     ==========    ========   ========   =========  =========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued........................................     49,424        68,272        4,713      6,010      11,384     17,665
  Shares Issued in Lieu of Cash Distributions..........      2,045         4,463          205        303         126        377
  Shares Redeemed......................................    (34,852)      (40,404)      (1,580)    (1,167)    (10,291)   (10,646)
                                                        ----------     ----------    --------   --------   ---------  ---------
    Net Increase (Decrease) from Shares Issued
     and Redeemed......................................     16,617        32,331        3,338      5,146       1,219      7,396
                                                        ==========     ==========    ========   ========   =========  =========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
 INCOME)............................................... $   10,258    $    3,889     $    678   $    517   $   1,022  $      10

----------
See page 1 for the Definitions of Abbreviations and Footnotes.

* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $1 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                     WORLD EX U.S. CORE EQUITY                             SELECTIVELY HEDGED GLOBAL
                                            PORTFOLIO          WORLD CORE EQUITY PORTFOLIO   EQUITY PORTFOLIO
                                     ------------------------  --------------------------  ------------------------
                                     SIX MONTHS      YEAR      SIX MONTHS       YEAR       SIX MONTHS      YEAR
                                        ENDED       ENDED         ENDED        ENDED          ENDED       ENDED
                                      APRIL 30,    OCT. 31,     APRIL 30,     OCT. 31,      APRIL 30,    OCT. 31,
                                        2016         2015         2016          2015          2016         2015
                                     -----------  ----------   -----------    --------     -----------   --------
                                     (UNAUDITED)               (UNAUDITED)                 (UNAUDITED)
INCREASE (DECREASE) IN NET
 ASSETS
Operations:
  Net Investment Income (Loss)...... $   15,471   $   19,993    $  1,995      $  2,788      $  2,279     $  3,745
  Capital Gain Distributions
   Received from Affiliated
   Investment Companies.............         --           --       1,313           171         2,164          469
  Net Realized Gain (Loss) on:
   Investment Securities Sold*......     (1,582)         534          --            --            (2)          --
   Affiliated Investment
    Companies Shares Sold...........         --       (9,894)     (2,462)         (905)         (827)        (251)
   Futures..........................       (629)         171          --            --           457         (402)
   Foreign Currency
    Transactions....................         12         (238)         --            --        (1,889)       3,159
  Change in Unrealized
   Appreciation (Depreciation) of:
   Investment Securities and
    Foreign Currency................     10,477      (56,453)         --        (4,000)           --           --
   Affiliated Investment
    Companies Shares................         --        2,100          (4)           --        (1,585)      (9,320)
   Futures..........................         --           --          --            --          (401)         701
   Translation of Foreign
    Currency Denominated
    Amounts.........................        203          (13)         --            --        (1,539)        (530)
                                     ----------   ----------    --------       --------     --------      --------
    Net Increase (Decrease) in
     Net Assets Resulting from
     Operations.....................     23,952      (43,800)        842        (1,946)       (1,343)      (2,429)
                                     ----------   ----------    --------       --------     --------      --------
Distributions From:
  Net Investment Income:
   Institutional Class Shares.......    (10,922)     (15,824)     (2,130)       (2,667)       (6,333)      (4,603)
  Net Short-Term Gains:
   Institutional Class Shares.......         --           --          --           (12)         (115)        (365)
  Net Long-Term Gains:
   Institutional Class Shares.......         --           --        (132)         (232)         (620)      (1,915)
                                     ----------   ----------    --------       --------     --------      --------
    Total Distributions.............    (10,922)     (15,824)     (2,262)       (2,911)       (7,068)      (6,883)
                                     ----------   ----------    --------       --------     --------      --------
Capital Share Transactions (1):
  Shares Issued.....................    493,082      946,814      54,396       143,661        61,211      130,229
  Shares Issued in Lieu of Cash
   Distributions....................     10,680       15,654       2,151         2,860         7,066        6,883
  Shares Redeemed...................   (216,089)    (138,664)    (24,952)      (14,716)      (29,112)     (29,970)
                                     ----------   ----------    --------       --------     --------      --------
    Net Increase (Decrease)
     from Capital Share
     Transactions...................    287,673      823,804      31,595       131,805        39,165      107,142
                                     ----------   ----------    --------       --------     --------      --------
    Total Increase (Decrease) in
     Net Assets.....................    300,703      764,180      30,175       126,948        30,754       97,830
NET ASSETS
  Beginning of Period...............  1,170,828      406,648     202,655        75,707       245,106      147,276
                                     ----------   ----------    --------       --------     --------      --------
  End of Period..................... $1,471,531   $1,170,828    $232,830      $202,655      $275,860     $245,106
                                     ==========   ==========    ========       ========     ========      ========
(1) SHARES ISSUED AND
 REDEEMED:
  Shares Issued.....................     54,344       92,639       4,407        10,926         4,897        9,466
  Shares Issued in Lieu of Cash
   Distributions....................      1,124        1,533         170           220           552          532
  Shares Redeemed...................    (23,439)     (13,850)     (2,067)       (1,167)       (2,281)      (2,213)
                                     ----------   ----------    --------       --------     --------      --------
    Net Increase (Decrease)
     from Shares Issued and
     Redeemed.......................     32,029       80,322       2,510         9,979         3,168        7,785
                                     ==========   ==========    ========       ========     ========      ========
UNDISTRIBUTED NET INVESTMENT
 INCOME (DISTRIBUTIONS IN
 EXCESS OF NET INVESTMENT
 INCOME)............................ $    8,000   $    3,451    $   (14)      $    121      $  1,004     $  5,058

                                     EMERGING MARKETS PORTFOLIO
                                     -------------------------
                                     SIX MONTHS       YEAR
                                        ENDED        ENDED
                                      APRIL 30,     OCT. 31,
                                        2016          2015
                                     -----------  -----------
                                     (UNAUDITED)
INCREASE (DECREASE) IN NET
 ASSETS
Operations:
  Net Investment Income (Loss)...... $   27,441   $    82,136
  Capital Gain Distributions
   Received from Affiliated
   Investment Companies.............         --            --
  Net Realized Gain (Loss) on:
   Investment Securities Sold*......    (77,243)      (98,317)
   Affiliated Investment
    Companies Shares Sold...........         --            --
   Futures..........................        841         2,417
   Foreign Currency
    Transactions....................        857        (2,155)
  Change in Unrealized
   Appreciation (Depreciation) of:
   Investment Securities and
    Foreign Currency................    127,702      (669,787)
   Affiliated Investment
    Companies Shares................         --            --
   Futures..........................      1,109             4
   Translation of Foreign
    Currency Denominated
    Amounts.........................        189           (93)
                                     ----------   -----------
    Net Increase (Decrease) in
     Net Assets Resulting from
     Operations.....................     80,896      (685,795)
                                     ----------   -----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares.......    (42,898)      (73,891)
  Net Short-Term Gains:
   Institutional Class Shares.......         --            --
  Net Long-Term Gains:
   Institutional Class Shares.......         --            --
                                     ----------   -----------
    Total Distributions.............    (42,898)      (73,891)
                                     ----------   -----------
Capital Share Transactions (1):
  Shares Issued.....................  1,018,927     2,348,904
  Shares Issued in Lieu of Cash
   Distributions....................     40,120        68,708
  Shares Redeemed...................   (953,516)   (1,410,094)
                                     ----------   -----------
    Net Increase (Decrease)
     from Capital Share
     Transactions...................    105,531     1,007,518
                                     ----------   -----------
    Total Increase (Decrease) in
     Net Assets.....................    143,529       247,832
NET ASSETS
  Beginning of Period...............  4,321,530     4,073,698
                                     ----------   -----------
  End of Period..................... $4,465,059   $ 4,321,530
                                     ==========   ===========
(1) SHARES ISSUED AND
 REDEEMED:
  Shares Issued.....................     49,803        98,569
  Shares Issued in Lieu of Cash
   Distributions....................      1,892         3,055
  Shares Redeemed...................    (46,556)      (59,625)
                                     ----------   -----------
    Net Increase (Decrease)
     from Shares Issued and
     Redeemed.......................      5,139        41,999
                                     ==========   ===========
UNDISTRIBUTED NET INVESTMENT
 INCOME (DISTRIBUTIONS IN
 EXCESS OF NET INVESTMENT
 INCOME)............................ $   (9,695)  $     5,762

----------
See page 1 for the Definitions of Abbreviations and Footnotes.

* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                           EMERGING MARKETS SMALL   EMERGING MARKETS VALUE     EMERGING MARKETS CORE
                                                CAP PORTFOLIO              PORTFOLIO             EQUITY PORTFOLIO
                                           ----------------------  ------------------------  ------------------------
                                           SIX MONTHS     YEAR     SIX MONTHS       YEAR     SIX MONTHS       YEAR
                                              ENDED      ENDED        ENDED        ENDED        ENDED        ENDED
                                            APRIL 30,   OCT. 31,    APRIL 30,     OCT. 31,    APRIL 30,     OCT. 31,
                                              2016        2015        2016          2015        2016          2015
                                           ----------- ----------  -----------  -----------  -----------  -----------
                                           (UNAUDITED)             (UNAUDITED)               (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)............ $   42,797  $  109,144  $    89,976  $   362,517  $   107,023  $   324,860
  Net Realized Gain (Loss) on:
   Investment Securities Sold*............    111,354      46,152     (154,950)    (409,296)    (229,453)    (327,586)
   Futures................................      2,692          --        3,540           --       10,672           --
   Foreign Currency Transactions..........        488      (4,493)         385       (7,810)      (1,273)      (8,472)
   In-Kind Redemptions....................         --          --           --           --           --       29,647
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency..............................     59,663    (681,504)     693,722   (3,279,764)     621,227   (2,517,402)
   Futures................................        737          --        1,999           --        6,522           --
   Translation of Foreign Currency
    Denominated Amounts...................        573        (237)         144          107          744         (300)
                                           ----------  ----------  -----------  -----------  -----------  -----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..........................    218,304    (530,938)     634,816   (3,334,246)     515,462   (2,499,253)
                                           ----------  ----------  -----------  -----------  -----------  -----------
Distributions From:
  Net Investment Income:
   Class R2 Shares........................         --          --       (1,372)      (1,822)          --           --
   Institutional Class Shares.............    (76,615)    (99,603)    (238,505)    (349,391)    (143,500)    (304,141)
  Net Short-Term Gains:
   Institutional Class Shares.............         --      (3,364)          --           --           --           --
  Net Long-Term Gains:
   Institutional Class Shares.............    (36,697)    (88,636)          --           --           --           --
                                           ----------  ----------  -----------  -----------  -----------  -----------
     Total Distributions..................   (113,312)   (191,603)    (239,877)    (351,213)    (143,500)    (304,141)
                                           ----------  ----------  -----------  -----------  -----------  -----------
Capital Share Transactions (1):
  Shares Issued...........................    500,081   1,309,981    1,870,181    3,635,785    4,166,557    6,175,578
  Shares Issued in Lieu of Cash
   Distributions..........................    106,334     180,085      227,709      332,144      134,498      282,610
  Shares Redeemed.........................   (477,728)   (782,954)  (1,839,741)  (4,119,848)  (3,131,185)  (4,525,463)
                                           ----------  ----------  -----------  -----------  -----------  -----------
     Net Increase (Decrease) from
      Capital Share Transactions..........    128,687     707,112      258,149     (151,919)   1,169,870    1,932,725
                                           ----------  ----------  -----------  -----------  -----------  -----------
     Total Increase (Decrease) in Net
      Assets..............................    233,679     (15,429)     653,088   (3,837,378)   1,541,832     (870,669)
NET ASSETS
  Beginning of Period.....................  4,845,174   4,860,603   14,908,964   18,746,342   14,856,878   15,727,547
                                           ----------  ----------  -----------  -----------  -----------  -----------
  End of Period........................... $5,078,853  $4,845,174  $15,562,052  $14,908,964  $16,398,710  $14,856,878
                                           ==========  ==========  ===========  ===========  ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued...........................     28,574      65,569       91,031      147,429      269,452      339,318
  Shares Issued in Lieu of Cash
   Distributions..........................      6,119       9,583       11,047       14,339        8,430       16,465
  Shares Redeemed.........................    (27,555)    (40,423)     (89,381)    (164,669)    (200,135)    (255,411)
                                           ----------  ----------  -----------  -----------  -----------  -----------
     Net Increase (Decrease) from
      Shares Issued and
      Redeemed............................      7,138      34,729       12,697       (2,901)      77,747      100,372
                                           ==========  ==========  ===========  ===========  ===========  ===========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET
 INVESTMENT INCOME)....................... $  (19,674) $   14,068  $  (125,399) $    24,502  $   (18,725) $    17,752

----------
* Net of foreign capital gain taxes withheld of $68, $0, $144, $0, $53 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                ENHANCED U.S. LARGE COMPANY PORTFOLIO
                                                                   -----------------------------------------------------

                                                                   SIX MONTHS      YEAR      YEAR      YEAR      YEAR
                                                                      ENDED       ENDED     ENDED     ENDED     ENDED
                                                                    APRIL 30,    OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,
                                                                      2016         2015      2014      2013      2012
-------------------------------------------------------------------------------------------------------------------------
                                                                   (UNAUDITED)
Net Asset Value, Beginning of Period..............................  $  12.54     $  13.65  $  11.70  $   9.29  $   8.15
                                                                    --------     --------  --------  --------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)................................      0.04         0.07      0.07      0.07      0.07
  Net Gains (Losses) on Securities (Realized and Unrealized)......      0.04         0.53      1.94      2.42      1.20
                                                                    --------     --------  --------  --------  --------
   Total from Investment Operations...............................      0.08         0.60      2.01      2.49      1.27
-------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........................................     (0.04)       (0.05)    (0.06)    (0.08)    (0.13)
  Net Realized Gains..............................................     (0.79)       (1.66)       --        --        --
                                                                    --------     --------  --------  --------  --------
   Total Distributions............................................     (0.83)       (1.71)    (0.06)    (0.08)    (0.13)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period....................................  $  11.79     $  12.54  $  13.65  $  11.70  $   9.29
================================================================== ===========   ========  ========  ========  ========
Total Return......................................................      0.71%(D)     5.25%    17.18%    26.99%    15.84%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............................  $201,403     $203,641  $216,719  $212,840  $190,011
Ratio of Expenses to Average Net Assets...........................      0.23%(E)     0.24%     0.23%     0.24%     0.25%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or Previously Waived Fees Recovered
 by Advisor and Fees Paid Indirectly).............................      0.23%(E)     0.24%     0.23%     0.24%     0.25%
Ratio of Net Investment Income to Average Net Assets..............      0.75%(E)     0.53%     0.55%     0.63%     0.80%
Portfolio Turnover Rate...........................................        76%(D)      223%      202%      139%       76%
-------------------------------------------------------------------------------------------------------------------------

                                                                                       U.S. LARGE CAP EQUITY PORTFOLIO
                                                                   --------- --------------------------------------------
                                                                                                                    PERIOD
                                                                     YEAR     SIX MONTHS      YEAR      YEAR       JUNE 25,
                                                                    ENDED        ENDED       ENDED     ENDED      2013(A) TO
                                                                   OCT. 31,    APRIL 30,    OCT. 31,  OCT. 31,     OCT. 31,
                                                                     2011        2016         2015      2014         2013
--------------------------------------------------------------------------------------------------------------------------------
                                                                              (UNAUDITED)
Net Asset Value, Beginning of Period.............................. $   7.53   $  12.86      $  12.65  $  11.07   $  10.00
                                                                   --------   --------      --------  --------   --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)................................     0.07       0.13          0.23      0.21       0.06
  Net Gains (Losses) on Securities (Realized and Unrealized)......     0.56      (0.18)         0.21      1.57       1.04
                                                                   --------   --------      --------  --------   --------
   Total from Investment Operations...............................     0.63      (0.05)         0.44      1.78       1.10
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........................................    (0.01)     (0.13)        (0.21)    (0.20)     (0.03)
  Net Realized Gains..............................................       --         --         (0.02)       --         --
                                                                   --------   --------      --------  --------   --------
   Total Distributions............................................    (0.01)     (0.13)        (0.23)    (0.20)     (0.03)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.................................... $   8.15   $  12.68      $  12.86  $  12.65   $  11.07
================================================================== ========  ===========    ========  ========  ==========
Total Return......................................................     8.41%     (0.35)%(D)     3.49%    16.19%     11.01%(D)
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)............................. $171,128   $755,130      $699,144  $274,955   $135,407
Ratio of Expenses to Average Net Assets...........................     0.26%      0.18%(E)      0.19%     0.19%      0.19%(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or Previously Waived Fees Recovered
 by Advisor and Fees Paid Indirectly).............................     0.26%      0.17%(E)      0.19%     0.20%      0.25%(C)(E)
Ratio of Net Investment Income to Average Net Assets..............     0.86%      2.06%(E)      1.77%     1.75%      1.58%(C)(E)
Portfolio Turnover Rate...........................................      140%         8%(D)        12%        1%         0%(D)
--------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                 U.S. LARGE CAP VALUE PORTFOLIO
                                         ------------------------------------------------------------------------------
                                           SIX MONTHS         YEAR         YEAR         YEAR        YEAR        YEAR
                                              ENDED          ENDED        ENDED        ENDED       ENDED       ENDED
                                            APRIL 30,       OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                              2016            2015         2014         2013        2012        2011
------------------------------------------------------------------------------------------------------------------------
                                           (UNAUDITED)
Net Asset Value, Beginning of Period.... $     33.27      $     33.75  $     29.72  $     22.34  $    19.29  $    18.58
                                         -----------      -----------  -----------  -----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).......        0.37             0.69         0.56         0.47        0.41        0.33
 Net Gains (Losses) on Securities
   (Realized and Unrealized)............       (0.41)           (0.32)        4.02         7.38        3.04        0.70
                                         -----------      -----------  -----------  -----------  ----------  ----------
   Total from Investment Operations.....       (0.04)            0.37         4.58         7.85        3.45        1.03
------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income..................       (0.37)           (0.66)       (0.55)       (0.47)      (0.40)      (0.32)
 Net Realized Gains.....................       (1.35)           (0.19)          --           --          --          --
                                         -----------      -----------  -----------  -----------  ----------  ----------
   Total Distributions..................       (1.72)           (0.85)       (0.55)       (0.47)      (0.40)      (0.32)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.......... $     31.51      $     33.27  $     33.75  $     29.72  $    22.34  $    19.29
=======================================  ===========      ===========  ===========  ===========  ==========  ==========
Total Return............................       (0.02)%(D)        1.16%       15.49%       35.52%      18.14%       5.53%
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)... $16,420,370      $15,807,935  $15,146,981  $11,963,072  $8,334,585  $7,340,344
Ratio of Expenses to Average Net
 Assets (B).............................        0.27% (E)        0.27%        0.27%        0.27%       0.27%       0.28%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor) (B).........        0.37%(E)         0.30%        0.27%        0.27%       0.27%       0.28%
Ratio of Net Investment Income to
 Average Net Assets.....................        2.42%(E)         2.04%        1.75%        1.82%       1.99%       1.63%
------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                     U.S. TARGETED VALUE PORTFOLIO-CLASS R1 SHARES
                                                              ----------------------------------------------------------
                                                              SIX MONTHS      YEAR      YEAR     YEAR     YEAR     YEAR
                                                                 ENDED       ENDED     ENDED    ENDED    ENDED    ENDED
                                                               APRIL 30,    OCT. 31,  OCT. 31, OCT. 31, OCT. 31, OCT. 31,
                                                                 2016         2015      2014     2013     2012     2011
--------------------------------------------------------------------------------------------------------------------------
                                                              (UNAUDITED)
Net Asset Value, Beginning of Period.........................   $ 21.58     $ 23.19   $ 22.63   $17.28  $ 15.32  $ 14.75
                                                                -------     -------   -------   ------  -------  -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................      0.13        0.26      0.18     0.27     0.15     0.10
  Net Gains (Losses) on Securities (Realized and Unrealized).     (0.04)      (0.61)     1.86     6.28     2.06     0.60
                                                                -------     -------   -------   ------  -------  -------
   Total from Investment Operations..........................      0.09       (0.35)     2.04     6.55     2.21     0.70
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................     (0.16)      (0.25)    (0.16)   (0.22)   (0.13)   (0.10)
  Net Realized Gains.........................................     (0.89)      (1.01)    (1.32)   (0.98)   (0.12)   (0.03)
                                                                -------     -------   -------   ------  -------  -------
   Total Distributions.......................................     (1.05)      (1.26)    (1.48)   (1.20)   (0.25)   (0.13)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...............................   $ 20.62     $ 21.58   $ 23.19   $22.63  $ 17.28  $ 15.32
============================================================= ===========   ========  ======== ======== ======== ========
Total Return.................................................      0.57%(D)   (1.33)%    9.47%   40.39%   14.67%    4.69%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)........................   $33,422     $40,159   $16,971   $9,470  $49,423  $45,132
Ratio of Expenses to Average Net Assets......................      0.47%(E)    0.47%     0.47%    0.47%    0.48%    0.48%
Ratio of Net Investment Income to Average Net Assets.........      1.29%(E)    1.15%     0.79%    1.42%    0.93%    0.61%
Portfolio Turnover Rate......................................         8%(D)      15%       10%      16%      20%      23%
--------------------------------------------------------------------------------------------------------------------------

                                                                     U.S. TARGETED VALUE PORTFOLIO-CLASS R2 SHARES
                                                              -----------------------------------------------------------
                                                              SIX MONTHS       YEAR      YEAR     YEAR     YEAR     YEAR
                                                                 ENDED        ENDED     ENDED    ENDED    ENDED    ENDED
                                                               APRIL 30,     OCT. 31,  OCT. 31, OCT. 31, OCT. 31, OCT. 31,
                                                                 2016          2015      2014     2013     2012     2011
--------------------------------------------------------------------------------------------------------------------------
                                                              (UNAUDITED)
Net Asset Value, Beginning of Period.........................  $  21.51     $  23.12   $ 22.57  $ 17.26  $ 15.31  $ 14.76
                                                               --------     --------   -------  -------  -------  -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................      0.11         0.23      0.15     0.19     0.13     0.07
  Net Gains (Losses) on Securities (Realized and Unrealized).     (0.03)       (0.61)     1.84     6.31     2.05     0.60
                                                               --------     --------   -------  -------  -------  -------
   Total from Investment Operations..........................      0.08        (0.38)     1.99     6.50     2.18     0.67
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................     (0.17)       (0.22)    (0.12)   (0.21)   (0.11)   (0.09)
  Net Realized Gains.........................................     (0.89)       (1.01)    (1.32)   (0.98)   (0.12)   (0.03)
                                                               --------     --------   -------  -------  -------  -------
   Total Distributions.......................................     (1.06)       (1.23)    (1.44)   (1.19)   (0.23)   (0.12)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...............................  $  20.53     $  21.51   $ 23.12  $ 22.57  $ 17.26  $ 15.31
============================================================= ===========   ========   ======== ======== ======== ========
Total Return.................................................      0.51%(D)    (1.49)%    9.30%   40.10%   14.46%    4.50%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)........................  $151,938     $135,412   $82,977  $23,305  $12,754  $10,918
Ratio of Expenses to Average Net Assets......................      0.62%(E)     0.63%     0.62%    0.62%    0.63%    0.63%
Ratio of Net Investment Income to Average Net Assets.........      1.11%(E)     1.02%     0.64%    0.95%    0.78%    0.42%
Portfolio Turnover Rate......................................         8%(D)       15%       10%      16%      20%      23%
--------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                           U.S. TARGETED VALUE PORTFOLIO-INSTITUTIONAL CLASS SHARES
                                               -------------------------------------------------------------------------------
                                                SIX MONTHS        YEAR          YEAR         YEAR         YEAR         YEAR
                                                   ENDED         ENDED         ENDED        ENDED        ENDED        ENDED
                                                 APRIL 30,      OCT. 31,      OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,
                                                   2016           2015          2014         2013         2012         2011
--------------------------------------------------------------------------------------------------------------------------------
                                                (UNAUDITED)
Net Asset Value, Beginning of Period.......... $    21.56     $     23.16   $     22.60  $     17.28  $     15.32  $     14.76
                                               ----------     -----------   -----------  -----------  -----------  -----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)............       0.13            0.29          0.21         0.24         0.17         0.12
  Net Gains (Losses) on Securities (Realized
   and Unrealized)............................      (0.03)          (0.61)         1.85         6.31         2.06         0.59
                                               ----------     -----------   -----------  -----------  -----------  -----------
   Total from Investment Operations...........       0.10           (0.32)         2.06         6.55         2.23         0.71
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.......................      (0.15)          (0.27)        (0.18)       (0.25)       (0.15)       (0.12)
  Net Realized Gains..........................      (0.89)          (1.01)        (1.32)       (0.98)       (0.12)       (0.03)
                                               ----------     -----------   -----------  -----------  -----------  -----------
   Total Distributions........................      (1.04)          (1.28)        (1.50)       (1.23)       (0.27)       (0.15)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period................ $    20.62     $     21.56   $     23.16  $     22.60  $     17.28  $     15.32
============================================== ===========    ===========   ===========  ===========  ===========  ===========
Total Return..................................       0.60%(D)       (1.20)%        9.58%       40.40%       14.78%        4.76%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)......... $7,526,247     $ 6,987,896   $ 5,490,959  $ 4,180,974  $ 2,989,632  $ 2,487,929
Ratio of Expenses to Average Net Assets.......       0.37%(E)        0.37%         0.37%        0.37%        0.38%        0.38%
Ratio of Net Investment Income to Average Net
 Assets.......................................       1.36%(E)        1.28%         0.90%        1.25%        1.03%        0.71%
Portfolio Turnover Rate.......................          8%(D)          15%           10%          16%          20%          23%
--------------------------------------------------------------------------------------------------------------------------------

                                                                       U.S. SMALL CAP VALUE PORTFOLIO
                                               -----------------------------------------------------------------------------
                                                 SIX MONTHS        YEAR          YEAR        YEAR        YEAR        YEAR
                                                    ENDED         ENDED         ENDED       ENDED       ENDED       ENDED
                                                  APRIL 30,      OCT. 31,      OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                    2016           2015          2014        2013        2012        2011
-----------------------------------------------------------------------------------------------------------------------------
                                                 (UNAUDITED)
Net Asset Value, Beginning of Period.......... $     33.08     $     35.82   $     34.48  $    26.57  $    23.50  $    22.49
                                               -----------     -----------   -----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)............        0.17            0.41          0.23        0.39        0.20        0.16
  Net Gains (Losses) on Securities (Realized
   and Unrealized)............................       (0.01)          (1.44)         2.93        9.41        3.38        1.00
                                               -----------     -----------   -----------  ----------  ----------  ----------
   Total from Investment Operations...........        0.16           (1.03)         3.16        9.80        3.58        1.16
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.......................       (0.23)          (0.38)        (0.22)      (0.37)      (0.18)      (0.15)
  Net Realized Gains..........................       (1.38)          (1.33)        (1.60)      (1.52)      (0.33)         --
                                               -----------     -----------   -----------  ----------  ----------  ----------
   Total Distributions........................       (1.61)          (1.71)        (1.82)      (1.89)      (0.51)      (0.15)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period................ $     31.63     $     33.08   $     35.82  $    34.48  $    26.57  $    23.50
============================================== ===========     ===========   ===========  ==========  ==========  ==========
Total Return..................................        0.62%(D)       (2.83)%        9.49%      39.35%      15.60%       5.13%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)......... $12,463,760     $11,680,262   $11,512,306  $9,526,981  $7,088,470  $6,540,863
Ratio of Expenses to Average Net Assets.......        0.52%(E)        0.52%         0.52%       0.52%       0.52%       0.52%
Ratio of Net Investment Income to Average Net
 Assets.......................................        1.13%(E)        1.18%         0.66%       1.28%       0.78%       0.62%
Portfolio Turnover Rate.......................           7%(D)          17%            9%         14%         15%         14%
-----------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                U.S. CORE EQUITY 1 PORTFOLIO
                                     ---------------------------------------------------------------------------------
                                       SIX MONTHS         YEAR          YEAR          YEAR         YEAR        YEAR
                                          ENDED          ENDED         ENDED         ENDED        ENDED       ENDED
                                        APRIL 30,       OCT. 31,      OCT. 31,      OCT. 31,     OCT. 31,    OCT. 31,
                                          2016            2015          2014          2013         2012        2011
------------------------------------------------------------------------------------------------------------------------
                                       (UNAUDITED)
Net Asset Value, Beginning of
 Period............................. $     17.90      $      17.71  $      15.74  $     12.11  $     10.78  $    10.18
                                     -----------      ------------  ------------  -----------  -----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income
   (Loss) (A).......................        0.17              0.31          0.27         0.25         0.21        0.17
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........       (0.21)             0.26          2.02         3.62         1.32        0.59
                                     -----------      ------------  ------------  -----------  -----------  ----------
   Total from Investment
    Operations......................       (0.04)             0.57          2.29         3.87         1.53        0.76
------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.............       (0.18)            (0.30)        (0.25)       (0.24)       (0.20)      (0.16)
  Net Realized Gains................       (0.21)            (0.08)        (0.07)          --           --          --
                                     -----------      ------------  ------------  -----------  -----------  ----------
   Total Distributions..............       (0.39)            (0.38)        (0.32)       (0.24)       (0.20)      (0.16)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...... $     17.47      $      17.90  $      17.71  $     15.74  $     12.11  $    10.78
===================================  ===========      ============  ============  ===========  ===========  ==========
Total Return........................       (0.19)%(D)         3.26%        14.72%       32.32%       14.29%       7.47%
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)........................ $13,900,660      $ 13,275,774  $ 10,780,830  $ 7,566,179  $ 4,876,973  $3,731,411
Ratio of Expenses to Average Net
 Assets.............................        0.19%(E)          0.19%         0.19%        0.19%        0.19%       0.20%
Ratio of Net Investment Income to
 Average Net Assets.................        1.99%(E)          1.71%         1.61%        1.79%        1.79%       1.49%
Portfolio Turnover Rate.............           1%(D)             4%            5%           1%           3%          5%
------------------------------------------------------------------------------------------------------------------------

                                                                U.S. CORE EQUITY 2 PORTFOLIO
                                     ----------------------------------------------------------------------------------
                                       SIX MONTHS         YEAR          YEAR          YEAR         YEAR         YEAR
                                          ENDED          ENDED         ENDED         ENDED        ENDED        ENDED
                                        APRIL 30,       OCT. 31,      OCT. 31,      OCT. 31,     OCT. 31,     OCT. 31,
                                          2016            2015          2014          2013         2012         2011
------------------------------------------------------------------------------------------------------------------------
                                       (UNAUDITED)
Net Asset Value, Beginning of
 Period............................. $     17.26      $      17.34  $      15.62  $     11.99  $     10.61  $     10.06
                                     -----------      ------------  ------------  -----------  -----------  -----------
Income from Investment Operations
---------------------------------
  Net Investment Income
   (Loss) (A).......................        0.16              0.30          0.26         0.24         0.20         0.16
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........       (0.25)             0.02          1.86         3.73         1.36         0.54
                                     -----------      ------------  ------------  -----------  -----------  -----------
   Total from Investment
    Operations......................       (0.09)             0.32          2.12         3.97         1.56         0.70
------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.............       (0.17)            (0.28)        (0.24)       (0.24)       (0.18)       (0.15)
  Net Realized Gains................       (0.33)            (0.12)        (0.16)       (0.10)          --           --
                                     -----------      ------------  ------------  -----------  -----------  -----------
   Total Distributions..............       (0.50)            (0.40)        (0.40)       (0.34)       (0.18)       (0.15)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...... $     16.67      $      17.26  $      17.34  $     15.62  $     11.99  $     10.61
===================================  ===========      ============  ============  ===========  ===========  ===========
Total Return........................       (0.45)%(D)         1.92%        13.78%       33.66%       14.81%        6.98%
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)........................ $15,786,633      $ 15,200,564  $ 12,919,176  $ 9,989,564  $ 6,923,984  $ 5,819,906
Ratio of Expenses to Average Net
 Assets.............................        0.22%(E)          0.22%         0.22%        0.22%        0.22%        0.22%
Ratio of Net Investment Income to
 Average Net Assets.................        1.98%(E)          1.68%         1.55%        1.74%        1.74%        1.42%
Portfolio Turnover Rate.............           2%(D)             5%            6%           3%           5%           9%
------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                 U.S. VECTOR EQUITY PORTFOLIO
                                         ---------------------------------------------------------------------------
                                           SIX MONTHS        YEAR        YEAR        YEAR        YEAR        YEAR
                                              ENDED         ENDED       ENDED       ENDED       ENDED       ENDED
                                            APRIL 30,      OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                              2016           2015        2014        2013        2012        2011
---------------------------------------------------------------------------------------------------------------------
                                           (UNAUDITED)
Net Asset Value, Beginning of Period.... $    16.22      $    17.04   $    15.62  $    11.61  $    10.28  $     9.82
                                         ----------      ----------   ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).......       0.13            0.25         0.21        0.20        0.16        0.12
 Net Gains (Losses) on Securities
   (Realized and Unrealized)............      (0.23)          (0.30)        1.62        4.03        1.32        0.46
                                         ----------      ----------   ----------  ----------  ----------  ----------
   Total from Investment Operations.....      (0.10)          (0.05)        1.83        4.23        1.48        0.58
---------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income..................      (0.14)          (0.24)       (0.19)      (0.20)      (0.15)      (0.12)
 Net Realized Gains.....................      (0.53)          (0.53)       (0.22)      (0.02)         --          --
                                         ----------      ----------   ----------  ----------  ----------  ----------
   Total Distributions..................      (0.67)          (0.77)       (0.41)      (0.22)      (0.15)      (0.12)
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.......... $    15.45      $    16.22   $    17.04  $    15.62  $    11.61  $    10.28
=======================================  ===========     ==========   ==========  ==========  ==========  ==========
Total Return............................      (0.56)%(D)      (0.18)%      11.91%      36.80%      14.55%       5.86%
---------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)... $3,698,145      $3,651,529   $3,501,319  $2,893,842  $2,009,177  $1,851,895
Ratio of Expenses to Average Net Assets.       0.32%(E)        0.32%        0.32%       0.32%       0.32%       0.33%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor).............       0.32%(E)        0.32%        0.32%       0.32%       0.32%       0.33%
Ratio of Net Investment Income to
 Average Net Assets.....................       1.79%(E)        1.50%        1.26%       1.50%       1.45%       1.11%
Portfolio Turnover Rate.................          4%(D)          10%          10%          3%          9%         10%
---------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                           U.S. SMALL CAP PORTFOLIO
                                -----------------------------------------------------------------------------  ---------------
                                  SIX MONTHS         YEAR         YEAR        YEAR        YEAR        YEAR       SIX MONTHS
                                     ENDED          ENDED        ENDED       ENDED       ENDED       ENDED          ENDED
                                   APRIL 30,       OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,      APRIL 30,
                                     2016            2015         2014        2013        2012        2011          2016
-------------------------------------------------------------------------------------------------------------------------------
                                  (UNAUDITED)                                                                    (UNAUDITED)
Net Asset Value, Beginning of
 Period........................ $     30.84      $      31.38  $    30.03  $    23.11  $    20.55  $    19.06  $    19.00
                                -----------      ------------  ----------  ----------  ----------  ----------  ----------
Income from Investment
 Operations
----------------------
  Net Investment Income
   (Loss) (A)..................        0.18              0.35        0.26        0.35        0.25        0.18        0.09
  Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................       (0.29)             0.33        2.27        8.13        2.53        1.49       (0.15)
                                -----------      ------------  ----------  ----------  ----------  ----------  ----------
   Total from Investment
    Operations.................       (0.11)             0.68        2.53        8.48        2.78        1.67       (0.06)
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income........       (0.19)            (0.33)      (0.24)      (0.36)      (0.22)      (0.18)      (0.10)
  Net Realized Gains...........       (1.46)            (0.89)      (0.94)      (1.20)         --          --       (1.02)
                                -----------      ------------  ----------  ----------  ----------  ----------  ----------
   Total Distributions.........       (1.65)            (1.22)      (1.18)      (1.56)      (0.22)      (0.18)      (1.12)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period........................ $     29.08      $      30.84  $    31.38  $    30.03  $    23.11  $    20.55  $    17.82
=============================== ===========      ============  ==========  ==========  ==========  ==========  ===========
Total Return...................       (0.27)%(D)         2.34%       8.67%      39.03%      13.61%       8.76%      (0.26)%(D)
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)................... $11,878,445      $ 10,616,542  $9,247,716  $7,446,827  $4,563,345  $3,770,323  $4,942,614
Ratio of Expenses to Average
 Net Assets....................        0.37%(E)          0.37%       0.37%       0.37%       0.37%       0.37%       0.52%(E)
Ratio of Net Investment Income
 to Average Net Assets.........        1.28%(E)          1.10%       0.86%       1.33%       1.14%       0.84%       0.98%(E)
Portfolio Turnover Rate........           4%(D)            11%          9%         10%         16%         23%          8%(D)
-------------------------------------------------------------------------------------------------------------------------------

                                           U.S. MICRO CAP PORTFOLIO
                                -------------------------------------------------------------
                                    YEAR         YEAR        YEAR        YEAR        YEAR
                                   ENDED        ENDED       ENDED       ENDED       ENDED
                                  OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                    2015         2014        2013        2012        2011
---------------------------------------------------------------------------------------------

Net Asset Value, Beginning of
 Period........................ $     20.10  $     19.64  $    14.84  $    13.24  $    12.25
                                -----------  -----------  ----------  ----------  ----------
Income from Investment
 Operations
----------------------
  Net Investment Income
   (Loss) (A)..................        0.16         0.14        0.19        0.14        0.09
  Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................        0.02         1.35        5.57        1.59        0.99
                                -----------  -----------  ----------  ----------  ----------
   Total from Investment
    Operations.................        0.18         1.49        5.76        1.73        1.08
---------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income........       (0.16)       (0.13)      (0.20)      (0.13)      (0.09)
  Net Realized Gains...........       (1.12)       (0.90)      (0.76)         --          --
                                -----------  -----------  ----------  ----------  ----------
   Total Distributions.........       (1.28)       (1.03)      (0.96)      (0.13)      (0.09)
---------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period........................ $     19.00  $     20.10  $    19.64  $    14.84  $    13.24
=============================== ===========  ===========  ==========  ==========  ==========
Total Return...................        1.11%        7.88%      41.34%      13.13%       8.85%
---------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)................... $ 5,007,091  $ 5,029,027  $4,695,831  $3,437,958  $3,257,719
Ratio of Expenses to Average
 Net Assets....................        0.52%        0.52%       0.52%       0.52%       0.52%
Ratio of Net Investment Income
 to Average Net Assets.........        0.82%        0.69%       1.16%       0.99%       0.69%
Portfolio Turnover Rate........          14%          12%         11%         15%         14%
---------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                        DFA REAL ESTATE SECURITIES PORTFOLIO
                                     -------------------------------------------------------------------------  ---------------
                                      SIX MONTHS       YEAR        YEAR        YEAR        YEAR        YEAR       SIX MONTHS
                                         ENDED        ENDED       ENDED       ENDED       ENDED       ENDED          ENDED
                                       APRIL 30,     OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,      APRIL 30,
                                         2016          2015        2014        2013        2012        2011          2016
--------------------------------------------------------------------------------------------------------------------------------
                                      (UNAUDITED)                                                                 (UNAUDITED)
Net Asset Value, Beginning of
 Period............................. $    33.04     $    32.24  $    27.77  $    25.83  $    23.25  $    21.24  $    20.36
                                     ----------     ----------  ----------  ----------  ----------  ----------  ----------
Income from Investment
 Operations
----------------------
  Net Investment Income
   (Loss) (A).......................       0.82           0.90        0.72        0.67        0.57        0.40        0.27
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........       0.81           0.95        4.62        1.95        2.74        1.93       (0.76)
                                     ----------     ----------  ----------  ----------  ----------  ----------  ----------
   Total from Investment
    Operations......................       1.63           1.85        5.34        2.62        3.31        2.33       (0.49)
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.............      (0.68)         (1.05)      (0.87)      (0.68)      (0.73)      (0.32)      (0.22)
                                     ----------     ----------  ----------  ----------  ----------  ----------  ----------
   Total Distributions..............      (0.68)         (1.05)      (0.87)      (0.68)      (0.73)      (0.32)      (0.22)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...... $    33.99     $    33.04  $    32.24  $    27.77  $    25.83  $    23.25  $    19.65
===================================  ===========    ==========  ==========  ==========  ==========  ==========  ===========
Total Return........................       4.96%(D)       5.89%      19.80%      10.28%      14.45%      11.09%      (2.37)%(D)
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)........................ $6,946,387     $6,553,192  $6,607,759  $4,677,418  $3,716,389  $3,098,647  $3,268,905
Ratio of Expenses to Average Net
 Assets.............................       0.18%(E)       0.18%       0.18%       0.18%       0.22%       0.32%       0.28%(E)
Ratio of Expenses to Average Net
 Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or Previously
 Waived Fees Recovered by
 Advisor and Fees Paid
 Indirectly)........................       0.19%(E)       0.19%       0.19%       0.19%       0.23%       0.32%       0.28%(E)
Ratio of Net Investment Income to
 Average Net Assets.................       5.00%(E)       2.75%       2.48%       2.42%       2.29%       1.76%       2.89%(E)
Portfolio Turnover Rate.............          1%(D)          4%          0%          1%          0%          3%          3%(D)
--------------------------------------------------------------------------------------------------------------------------------

                                            LARGE CAP INTERNATIONAL PORTFOLIO
                                     ------------------------------------------------------------
                                         YEAR        YEAR        YEAR        YEAR         YEAR
                                        ENDED       ENDED       ENDED       ENDED        ENDED
                                       OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,     OCT. 31,
                                         2015        2014        2013        2012         2011
--------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of
 Period............................. $    21.59   $    22.20  $    18.33  $    17.91  $    19.42
                                     ----------   ----------  ----------  ----------  ----------
Income from Investment
 Operations
----------------------
  Net Investment Income
   (Loss) (A).......................       0.58         0.75        0.58        0.60        0.63
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........      (1.24)       (0.62)       3.90        0.40       (1.53)
                                     ----------   ----------  ----------  ----------  ----------
   Total from Investment
    Operations......................      (0.66)        0.13        4.48        1.00       (0.90)
--------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.............      (0.57)       (0.74)      (0.61)      (0.58)      (0.61)
                                     ----------   ----------  ----------  ----------  ----------
   Total Distributions..............      (0.57)       (0.74)      (0.61)      (0.58)      (0.61)
--------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...... $    20.36   $    21.59  $    22.20  $    18.33  $    17.91
===================================  ==========   ==========  ==========  ==========  ==========
Total Return........................      (3.10)%       0.47%      24.85%       5.89%      (4.86)%
--------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)........................ $3,150,334   $3,127,847  $2,755,114  $2,055,759  $1,704,149
Ratio of Expenses to Average Net
 Assets.............................       0.29%        0.28%       0.29%       0.30%       0.30%
Ratio of Expenses to Average Net
 Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or Previously
 Waived Fees Recovered by
 Advisor and Fees Paid
 Indirectly)........................       0.29%        0.28%       0.29%       0.30%       0.30%
Ratio of Net Investment Income to
 Average Net Assets.................       2.71%        3.35%       2.90%       3.38%       3.19%
Portfolio Turnover Rate.............         10%           4%          5%          4%          3%
--------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                INTERNATIONAL CORE EQUITY PORTFOLIO
                                         -------------------------------------------------------------------------------
                                           SIX MONTHS         YEAR          YEAR         YEAR        YEAR         YEAR
                                              ENDED          ENDED         ENDED        ENDED       ENDED        ENDED
                                            APRIL 30,       OCT. 31,      OCT. 31,     OCT. 31,    OCT. 31,     OCT. 31,
                                              2016            2015          2014         2013        2012         2011
--------------------------------------------------------------------------------------------------------------------------
                                           (UNAUDITED)
Net Asset Value, Beginning of Period.... $     11.69      $     12.15   $     12.57   $    10.10  $     9.89  $    10.78
                                         -----------      -----------   -----------   ----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).......        0.15             0.32          0.38         0.31        0.31        0.33
 Net Gains (Losses) on Securities
   (Realized and Unrealized)............       (0.18)           (0.45)        (0.43)        2.47        0.20       (0.89)
                                         -----------      -----------   -----------   ----------  ----------  ----------
   Total from Investment Operations.....       (0.03)           (0.13)        (0.05)        2.78        0.51       (0.56)
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
Net Investment Income...................       (0.10)           (0.33)        (0.37)       (0.31)      (0.30)      (0.33)
                                         -----------      -----------   -----------   ----------  ----------  ----------
   Total Distributions..................       (0.10)           (0.33)        (0.37)       (0.31)      (0.30)      (0.33)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.......... $     11.56      $     11.69   $     12.15   $    12.57  $    10.10  $     9.89
=======================================  ===========      ===========   ===========   ==========  ==========  ==========
Total Return............................       (0.28)%(D)       (1.10)%       (0.55)%      27.98%       5.49%      (5.49)%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)... $15,767,296      $14,420,568   $12,294,542   $9,508,466  $6,482,738  $5,395,884
Ratio of Expenses to Average Net Assets.        0.38%(E)         0.38%         0.38%        0.39%       0.40%       0.40%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and Fees
 Paid Indirectly).......................        0.38%(E)         0.38%         0.38%        0.39%       0.40%       0.40%
Ratio of Net Investment Income to
 Average Net Assets.....................        2.80%(E)         2.63%         3.01%        2.80%       3.18%       2.96%
Portfolio Turnover Rate.................           1%(D)            4%            7%           3%          5%          3%
--------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                              INTERNATIONAL SMALL COMPANY PORTFOLIO
                                           --------------------------------------------------------------------------
                                            SIX MONTHS       YEAR         YEAR        YEAR        YEAR         YEAR
                                               ENDED        ENDED        ENDED       ENDED       ENDED        ENDED
                                             APRIL 30,     OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,     OCT. 31,
                                               2016          2015         2014        2013        2012         2011
------------------------------------------------------------------------------------------------------------------------
                                            (UNAUDITED)
Net Asset Value, Beginning of Period...... $    17.78     $    18.24  $    19.40   $    15.28  $    15.21  $    16.14
                                           ----------     ----------  ----------   ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)........       0.22           0.41        0.42         0.42        0.38        0.40
  Net Gains (Losses) on Securities
   (Realized and Unrealized)..............       0.29           0.12       (0.62)        4.16        0.39       (0.83)
                                           ----------     ----------  ----------   ----------  ----------  ----------
   Total from Investment Operations.......       0.51           0.53       (0.20)        4.58        0.77       (0.43)
------------------------------------------------------------------------------------------------------------------------
Less Distributions........................
  Net Investment Income...................      (0.29)         (0.42)      (0.42)       (0.37)      (0.42)      (0.50)
  Net Realized Gains......................      (0.40)         (0.57)      (0.54)       (0.09)      (0.28)         --
                                           ----------     ----------  ----------   ----------  ----------  ----------
   Total Distributions....................      (0.69)         (0.99)      (0.96)       (0.46)      (0.70)      (0.50)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period............ $    17.60     $    17.78  $    18.24   $    19.40  $    15.28  $    15.21
========================================== ===========    ==========  ==========   ==========  ==========  ==========
Total Return..............................       2.97%(D)       3.30%      (1.09)%      30.66%       5.63%      (2.92)%
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..... $9,633,179     $9,323,492  $8,844,517   $8,520,717  $6,423,160  $5,834,015
Ratio of Expenses to Average Net
 Assets (B)...............................       0.53%(E)       0.54%       0.53%        0.54%       0.56%       0.55%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor) (B)...........       0.53%(E)       0.54%       0.53%        0.54%       0.56%       0.55%
Ratio of Net Investment Income to Average
 Net Assets...............................       2.58%(E)       2.30%       2.15%        2.47%       2.58%       2.37%
------------------------------------------------------------------------------------------------------------------------

                                                          JAPANESE SMALL COMPANY PORTFOLIO
                                           --------------------------------------------------------------
                                           SIX MONTHS      YEAR      YEAR      YEAR      YEAR      YEAR
                                              ENDED       ENDED     ENDED     ENDED     ENDED     ENDED
                                            APRIL 30,    OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,
                                              2016         2015      2014      2013      2012      2011
----------------------------------------------------------------------------------------------------------
                                           (UNAUDITED)
Net Asset Value, Beginning of Period......  $  20.46     $  19.15  $  19.33  $  14.99  $  15.24  $  14.13
                                            --------     --------  --------  --------  --------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)........      0.18         0.25      0.24      0.26      0.29      0.27
  Net Gains (Losses) on Securities
   (Realized and Unrealized)..............     (0.06)        1.36      0.13      4.21     (0.26)     1.08
                                            --------     --------  --------  --------  --------  --------
   Total from Investment Operations.......      0.12         1.61      0.37      4.47      0.03      1.35
----------------------------------------------------------------------------------------------------------
Less Distributions........................
  Net Investment Income...................     (0.28)       (0.30)    (0.55)    (0.13)    (0.28)    (0.24)
  Net Realized Gains......................        --           --        --        --        --        --
                                            --------     --------  --------  --------  --------  --------
   Total Distributions....................     (0.28)       (0.30)    (0.55)    (0.13)    (0.28)    (0.24)
----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period............  $  20.30     $  20.46  $  19.15  $  19.33  $  14.99  $  15.24
========================================== ===========   ========  ========  ========  ========  ========
Total Return..............................      0.61%(D)     8.62%     2.00%    30.06%     0.20%     9.57%
----------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).....  $426,644     $463,997  $508,190  $414,132  $293,968  $163,120
Ratio of Expenses to Average Net
 Assets (B)...............................      0.54%(E)     0.54%     0.55%     0.56%     0.57%     0.56%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor) (B)...........      0.64%(E)     0.57%     0.55%     0.56%     0.57%     0.56%
Ratio of Net Investment Income to Average
 Net Assets...............................      1.83%(E)     1.27%     1.25%     1.51%     1.88%     1.74%
----------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                   ASIA PACIFIC SMALL COMPANY PORTFOLIO
                                                    ----------------------------------------------------------------
                                                    SIX MONTHS       YEAR       YEAR      YEAR      YEAR       YEAR
                                                       ENDED        ENDED      ENDED     ENDED     ENDED      ENDED
                                                     APRIL 30,     OCT. 31,   OCT. 31,  OCT. 31,  OCT. 31,   OCT. 31,
                                                       2016          2015       2014      2013      2012       2011
-----------------------------------------------------------------------------------------------------------------------
                                                    (UNAUDITED)
Net Asset Value, Beginning of Period...............  $  19.06     $  22.88   $  24.82   $  23.22  $  23.04  $  25.64
                                                     --------     --------   --------   --------  --------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).................      0.27         0.75       0.83       1.01      0.87      0.85
  Net Gains (Losses) on Securities (Realized and
   Unrealized).....................................      1.40        (3.51)     (1.81)      1.37      0.58     (2.16)
                                                     --------     --------   --------   --------  --------  --------
   Total from Investment Operations................      1.67        (2.76)     (0.98)      2.38      1.45     (1.31)
-----------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income............................     (0.74)       (1.06)     (0.96)     (0.78)    (1.27)    (1.29)
  Net Realized Gains...............................        --           --         --         --        --        --
                                                     --------     --------   --------   --------  --------  --------
   Total Distributions.............................     (0.74)       (1.06)     (0.96)     (0.78)    (1.27)    (1.29)
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.....................  $  19.99     $  19.06   $  22.88   $  24.82  $  23.22  $  23.04
=================================================== ===========   ========   ========   ========  ========  ========
Total Return.......................................      9.19%(D)   (12.19)%    (3.84)%    10.46%     7.09%    (5.59)%
-----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..............  $228,931     $200,270   $364,117   $331,166  $238,191  $139,262
Ratio of Expenses to Average Net Assets (B)........      0.55%(E)     0.55%      0.55%      0.57%     0.59%     0.60%
Ratio of Expenses to Average Net Assets (Excluding
 Fees (Waived), (Expenses Reimbursed), and/or
 Previously Waived Fees Recovered by Advisor) (B)..      0.65%(E)     0.57%      0.55%      0.57%     0.59%     0.60%
Ratio of Net Investment Income to Average Net
 Assets............................................      2.94%(E)     3.67%      3.53%      4.26%     3.91%     3.34%
-----------------------------------------------------------------------------------------------------------------------

                                                               UNITED KINGDOM SMALL COMPANY PORTFOLIO
                                                    ----------------------------------------------------------
                                                    SIX MONTHS       YEAR     YEAR     YEAR     YEAR     YEAR
                                                       ENDED        ENDED    ENDED    ENDED    ENDED    ENDED
                                                     APRIL 30,     OCT. 31, OCT. 31, OCT. 31, OCT. 31, OCT. 31,
                                                       2016          2015     2014     2013     2012     2011
----------------------------------------------------------------------------------------------------------------
                                                    (UNAUDITED)
Net Asset Value, Beginning of Period...............   $ 35.50      $ 35.92  $ 36.96  $ 27.81  $ 23.44  $ 24.24
                                                      -------      -------  -------  -------  -------  -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).................      0.70         1.06     0.95     0.88     0.69     0.82
  Net Gains (Losses) on Securities (Realized and
   Unrealized).....................................     (2.39)        1.95    (0.65)    9.17     4.47    (0.85)
                                                      -------      -------  -------  -------  -------  -------
   Total from Investment Operations................     (1.69)        3.01     0.30    10.05     5.16    (0.03)
----------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income............................     (0.97)       (1.05)   (0.93)   (0.90)   (0.79)   (0.77)
  Net Realized Gains...............................     (1.63)       (2.38)   (0.41)      --       --       --
                                                      -------      -------  -------  -------  -------  -------
   Total Distributions.............................     (2.60)       (3.43)   (1.34)   (0.90)   (0.79)   (0.77)
----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.....................   $ 31.21      $ 35.50  $ 35.92  $ 36.96  $ 27.81  $ 23.44
=================================================== ===========    ======== ======== ======== ======== ========
Total Return.......................................     (5.00)%(D)    9.43%    0.73%   36.81%   22.82%   (0.28)%
----------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..............   $30,492      $35,637  $35,050  $37,096  $31,316  $33,869
Ratio of Expenses to Average Net Assets (B)........      0.59%(E)     0.58%    0.58%    0.59%    0.60%    0.60%
Ratio of Expenses to Average Net Assets (Excluding
 Fees (Waived), (Expenses Reimbursed), and/or
 Previously Waived Fees Recovered by Advisor) (B)..      0.69%(E)     0.62%    0.62%    0.63%    0.63%    0.62%
Ratio of Net Investment Income to Average Net
 Assets............................................      4.43%(E)     2.99%    2.50%    2.79%    2.83%    3.26%
----------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                      CONTINENTAL SMALL COMPANY PORTFOLIO
                               -----------------------------------------------------------------------------
                                 SIX MONTHS         YEAR         YEAR         YEAR         YEAR         YEAR
                                    ENDED          ENDED        ENDED        ENDED        ENDED        ENDED
                                  APRIL 30,       OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,
                                    2016            2015         2014         2013         2012         2011
-----------------------------------------------------------------------------------------------------------------
                                 (UNAUDITED)
Net Asset Value, Beginning of
 Period.......................  $  20.74        $  19.34     $  20.26     $  14.51     $  14.66     $  16.93
                                --------        --------     --------     --------     --------     --------
Income from Investment
 Operations
----------------------
  Net Investment Income
   (Loss) (A).................      0.20            0.43         0.42         0.37         0.39         0.39
  Net Gains (Losses) on
   Securities (Realized and
   Unrealized)................      0.63            1.38        (0.90)        5.78        (0.17)       (2.20)
                                --------        --------     --------     --------     --------     --------
   Total from Investment
    Operations................      0.83            1.81        (0.48)        6.15         0.22        (1.81)
-----------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.......     (0.08)          (0.41)       (0.44)       (0.40)       (0.37)       (0.46)
                                --------        --------     --------     --------     --------     --------
   Total Distributions........     (0.08)          (0.41)       (0.44)       (0.40)       (0.37)       (0.46)
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period.......................  $  21.49        $  20.74     $  19.34     $  20.26     $  14.51     $  14.66
============================== ===========      ========     ========     ========     ========     ========
Total Return..................      4.02%(D)        9.37%       (2.68)%      42.99%        1.85%      (11.09)%
-----------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)..................  $311,780        $278,024     $168,961     $170,806     $106,316     $117,452
Ratio of Expenses to Average
 Net Assets...................      0.54%(B)(E)     0.55%(B)     0.56%(B)     0.58%(B)     0.59%(B)     0.58%(B)
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor and
 Fees Paid Indirectly)........      0.64%(B)(E)     0.58%(B)     0.56%(B)     0.58%(B)     0.59%(B)     0.58%(B)
Ratio of Net Investment
 Income to Average Net
 Assets.......................      1.97%(E)        2.09%        1.97%        2.16%        2.78%        2.25%
Portfolio Turnover Rate.......       N/A(D)          N/A          N/A          N/A          N/A          N/A
-----------------------------------------------------------------------------------------------------------------

                                            DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
                               --------------------------------------------------------------------------
                                SIX MONTHS        YEAR        YEAR        YEAR        YEAR         YEAR
                                   ENDED         ENDED       ENDED       ENDED       ENDED        ENDED
                                 APRIL 30,      OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,     OCT. 31,
                                   2016           2015        2014        2013        2012         2011
-----------------------------------------------------------------------------------------------------------
                                (UNAUDITED)
Net Asset Value, Beginning of
 Period....................... $     5.27     $     5.63   $     5.48  $     5.67  $     4.90  $     5.58
                               ----------     ----------   ----------  ----------  ----------  ----------
Income from Investment
 Operations
----------------------
  Net Investment Income
   (Loss) (A).................       0.10           0.19         0.22        0.22        0.27        0.30
  Net Gains (Losses) on
   Securities (Realized and
   Unrealized)................       0.29          (0.22)        0.19        0.25        0.75       (0.33)
                               ----------     ----------   ----------  ----------  ----------  ----------
   Total from Investment
    Operations................       0.39          (0.03)        0.41        0.47        1.02       (0.03)
-----------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.......      (0.09)         (0.33)       (0.26)      (0.66)      (0.25)      (0.65)
                               ----------     ----------   ----------  ----------  ----------  ----------
   Total Distributions........      (0.09)         (0.33)       (0.26)      (0.66)      (0.25)      (0.65)
-----------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period....................... $     5.57     $     5.27   $     5.63  $     5.48  $     5.67  $     4.90
============================== ===========    ==========   ==========  ==========  ==========  ==========
Total Return..................       7.61%(D)      (0.37)%       8.21%       9.24%      22.34%      (0.43)%
-----------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands).................. $4,008,514     $3,540,092   $3,088,376  $2,158,977  $1,531,708  $1,060,156
Ratio of Expenses to Average
 Net Assets...................       0.28%(E)       0.32%        0.38%       0.39%       0.41%       0.42%
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor and
 Fees Paid Indirectly)........       0.28%(E)       0.32%        0.38%       0.39%       0.41%       0.42%
Ratio of Net Investment
 Income to Average Net
 Assets.......................       3.85%(E)       3.64%        4.14%       4.07%       5.45%       5.73%
Portfolio Turnover Rate.......          0%(D)          2%           1%          5%          3%          7%
-----------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                       DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
                                --------------------------------------------------------------------------------------
                                   SIX MONTHS          YEAR           YEAR           YEAR           YEAR          YEAR
                                      ENDED           ENDED          ENDED          ENDED          ENDED         ENDED
                                    APRIL 30,        OCT. 31,       OCT. 31,       OCT. 31,       OCT. 31,      OCT. 31,
                                      2016             2015           2014           2013           2012          2011
---------------------------------------------------------------------------------------------------------------------------
                                   (UNAUDITED)
Net Asset Value, Beginning of
 Period........................ $    10.59        $    10.63     $     9.59     $     9.33     $     8.21     $   8.28
                                ----------        ----------     ----------     ----------     ----------     --------
Income from Investment
 Operations
----------------------
 Net Investment Income
  (Loss) (A)...................       0.21              0.44           0.31           0.49           0.29         0.41
 Net Gains (Losses) on
  Securities (Realized and
  Unrealized)..................       0.40             (0.09)          1.05           0.37           1.07         0.06
                                ----------        ----------     ----------     ----------     ----------     --------
   Total from Investment
    Operations.................       0.61              0.35           1.36           0.86           1.36         0.47
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.........      (0.25)            (0.39)         (0.32)         (0.60)         (0.24)       (0.54)
 Net Realized Gains............         --                --             --             --             --           --
                                ----------        ----------     ----------     ----------     ----------     --------
   Total Distributions.........      (0.25)            (0.39)         (0.32)         (0.60)         (0.24)       (0.54)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period........................ $    10.95        $    10.59     $    10.63     $     9.59     $     9.33     $   8.21
=============================== ===========       ==========     ==========     ==========     ==========     ========
Total Return...................       5.94%(D)          3.44%         14.98%          9.74%         17.33%        6.17%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)................... $4,475,427        $4,059,916     $3,305,472     $2,082,707     $1,315,547     $869,348
Ratio of Expenses to Average
 Net Assets....................       0.24%(B)(E)       0.27%(B)       0.32%(B)       0.32%(B)       0.34%(B)     0.41%(B)
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor and
 Fees Paid Indirectly).........       0.38%(B)(E)       0.45%(B)       0.55%(B)       0.55%(B)       0.60%(B)     0.73%(B)
Ratio of Net Investment Income
 to Average Net Assets.........       4.08%(E)          4.16%          3.21%          5.18%          3.38%        5.01%
Portfolio Turnover Rate........          1%(D)             1%           N/A            N/A            N/A          N/A
---------------------------------------------------------------------------------------------------------------------------

                                                  DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
                                -----------------------------------------------------------------------------
                                  SIX MONTHS        YEAR         YEAR         YEAR        YEAR         YEAR
                                     ENDED         ENDED        ENDED        ENDED       ENDED        ENDED
                                   APRIL 30,      OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,     OCT. 31,
                                     2016           2015         2014         2013        2012         2011
---------------------------------------------------------------------------------------------------------------
                                  (UNAUDITED)
Net Asset Value, Beginning of
 Period........................ $     19.44     $     19.55  $     20.17  $     15.16  $    14.85  $    16.16
                                -----------     -----------  -----------  -----------  ----------  ----------
Income from Investment
 Operations
----------------------
 Net Investment Income
  (Loss) (A)...................        0.22            0.38         0.37         0.37        0.34        0.34
 Net Gains (Losses) on
  Securities (Realized and
  Unrealized)..................        0.02            0.22        (0.34)        5.21        0.61       (0.98)
                                -----------     -----------  -----------  -----------  ----------  ----------
   Total from Investment
    Operations.................        0.24            0.60         0.03         5.58        0.95       (0.64)
---------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.........       (0.32)          (0.37)       (0.35)       (0.36)      (0.36)      (0.38)
 Net Realized Gains............       (0.28)          (0.34)       (0.30)       (0.21)      (0.28)      (0.29)
                                -----------     -----------  -----------  -----------  ----------  ----------
   Total Distributions.........       (0.60)          (0.71)       (0.65)       (0.57)      (0.64)      (0.67)
---------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period........................ $     19.08     $     19.44  $     19.55  $     20.17  $    15.16  $    14.85
=============================== ===========     ===========  ===========  ===========  ==========  ==========
Total Return...................        1.39%(D)        3.31%        0.13%       37.79%       6.92%      (4.39)%
---------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)................... $12,844,342     $12,577,575  $11,684,771  $11,148,899  $8,266,610  $7,459,144
Ratio of Expenses to Average
 Net Assets....................        0.68%(E)        0.69%        0.68%        0.69%       0.71%       0.70%
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor and
 Fees Paid Indirectly).........        0.68%(E)        0.69%        0.68%        0.69%       0.71%       0.70%
Ratio of Net Investment Income
 to Average Net Assets.........        2.47%(E)        1.94%        1.78%        2.16%       2.30%       2.05%
Portfolio Turnover Rate........          10%(D)          18%           8%           9%         18%         16%
---------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                  INTERNATIONAL VECTOR EQUITY PORTFOLIO
                                -----------------------------------------------------------------------   ----------------
                                 SIX MONTHS        YEAR         YEAR        YEAR       YEAR       YEAR      SIX MONTHS
                                    ENDED         ENDED        ENDED       ENDED      ENDED      ENDED         ENDED
                                  APRIL 30,      OCT. 31,     OCT. 31,    OCT. 31,   OCT. 31,   OCT. 31,     APRIL 30,
                                    2016           2015         2014        2013       2012       2011         2016
---------------------------------------------------------------------------------------------------------------------------
                                 (UNAUDITED)                                                                (UNAUDITED)
Net Asset Value, Beginning of
 Period........................ $    10.76     $    11.26   $    11.75   $     9.33  $   9.34  $  10.28    $  10.28
                                ----------     ----------   ----------   ----------  --------  --------    --------
Income from Investment
 Operations
----------------------
  Net Investment Income
   (Loss) (A)..................       0.14           0.28         0.32         0.26      0.27      0.29        0.13
  Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................      (0.08)         (0.41)       (0.43)        2.44      0.14     (0.87)      (0.30)
                                ----------     ----------   ----------   ----------  --------  --------    --------
   Total from Investment
    Operations.................       0.06          (0.13)       (0.11)        2.70      0.41     (0.58)      (0.17)
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income........      (0.10)         (0.27)       (0.30)       (0.25)    (0.27)    (0.29)      (0.12)
  Net Realized Gains...........      (0.04)         (0.10)       (0.08)       (0.03)    (0.15)    (0.07)         --
                                ----------     ----------   ----------   ----------  --------  --------    --------
   Total Distributions.........      (0.14)         (0.37)       (0.38)       (0.28)    (0.42)    (0.36)      (0.12)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period........................ $    10.68     $    10.76   $    11.26   $    11.75  $   9.33  $   9.34    $   9.99
=============================== ===========    ==========   ==========   ==========  ========  ========   ===========
Total Return...................       0.58%(D)      (1.14)%      (1.05)%      29.52%     4.90%    (5.99)%     (1.58)%(D)
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)................... $1,761,281     $1,594,914   $1,305,553   $1,090,774  $561,399  $410,580    $184,311
Ratio of Expenses to Average
 Net Assets....................       0.49%(E)       0.50%        0.49%        0.51%     0.54%     0.54%       0.53%(B)(E)
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor and
 Fees Paid Indirectly).........       0.49%(E)       0.50%        0.49%        0.51%     0.54%     0.54%       0.76%(B)(E)
Ratio of Net Investment Income
 to Average Net Assets.........       2.72%(E)       2.50%        2.64%        2.51%     2.94%     2.73%       2.78%(E)
Portfolio Turnover Rate........          2%(D)          8%           8%           2%        5%       10%        N/A(D)
---------------------------------------------------------------------------------------------------------------------------

                                         WORLD EX U.S. VALUE PORTFOLIO
                                -----------------------------------------------------------
                                    YEAR         YEAR         YEAR        YEAR        YEAR
                                   ENDED        ENDED        ENDED       ENDED       ENDED
                                  OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                    2015         2014         2013        2012        2011
----------------------------------------------------------------------------------------------

Net Asset Value, Beginning of
 Period........................ $  11.43     $  11.93     $   9.94     $  9.96     $ 11.35
                                --------     --------     --------     -------     -------
Income from Investment
 Operations
----------------------
  Net Investment Income
   (Loss) (A)..................     0.30         0.42         0.29        0.29        0.30
  Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................    (1.18)       (0.50)        2.02       (0.05)      (1.35)
                                --------     --------     --------     -------     -------
   Total from Investment
    Operations.................    (0.88)       (0.08)        2.31        0.24       (1.05)
----------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income........    (0.27)       (0.42)       (0.32)      (0.26)      (0.26)
  Net Realized Gains...........       --           --           --          --       (0.08)
                                --------     --------     --------     -------     -------
   Total Distributions.........    (0.27)       (0.42)       (0.32)      (0.26)      (0.34)
----------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period........................ $  10.28     $  11.43     $  11.93     $  9.94     $  9.96
=============================== ========     ========     ========     ========    ========
Total Return...................    (7.77)%      (0.81)%      23.61%       2.70%      (9.59)%
----------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)................... $155,301     $113,951     $117,587     $57,197     $47,165
Ratio of Expenses to Average
 Net Assets....................     0.53%(B)     0.57%(B)     0.60%(B)    0.60%(B)    0.60%(B)
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor and
 Fees Paid Indirectly).........     0.75%(B)     0.76%(B)     0.76%(B)    0.84%(B)    0.91%(B)
Ratio of Net Investment Income
 to Average Net Assets.........     2.69%        3.54%        2.61%       2.97%       2.64%
Portfolio Turnover Rate........      N/A          N/A          N/A         N/A         N/A
----------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                         WORLD EX U.S. TARGETED VALUE PORTFOLIO
                                                   -------------------------------------------
                                                                                          PERIOD
                                                   SIX MONTHS       YEAR      YEAR       NOV. 1,
                                                      ENDED        ENDED     ENDED      2012(A) TO
                                                    APRIL 30,     OCT. 31,  OCT. 31,     OCT. 31,
                                                      2016          2015      2014         2013
------------------------------------------------------------------------------------------------------
                                                   (UNAUDITED)
Net Asset Value, Beginning of Period..............  $  11.44     $  12.08   $  12.46   $ 10.00
                                                    --------     --------   --------   -------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).................      0.12         0.23       0.23      0.20
 Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................      0.25        (0.58)     (0.22)     2.46
                                                    --------     --------   --------   -------
   Total from Investment Operations...............      0.37        (0.35)      0.01      2.66
------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income............................     (0.07)       (0.26)     (0.24)    (0.20)
 Net Realized Gains...............................        --        (0.03)     (0.15)       --
                                                    --------     --------   --------   -------
   Total Distributions............................     (0.07)       (0.29)     (0.39)    (0.20)
------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period....................  $  11.74     $  11.44   $  12.08   $12.46$
=================================================  ===========   ========   ========  ==========
Total Return......................................      3.25%(D)    (2.88)%     0.06%    26.90%(D)
------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............  $247,936     $227,731   $151,096   $96,010
Ratio of Expenses to Average Net Assets (B).......      0.73%(E)     0.65%      0.69%     0.79%(C)(E)
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses Reimbursed),
 and/or Previously Waived Fees Recovered by
 Advisor) (B).....................................      0.73%(E)     1.06%      1.17%     1.27%(C)(E)
Ratio of Net Investment Income to Average Net
 Assets...........................................      2.21%(E)     1.95%      1.84%     1.78%(C)(E)
Portfolio Turnover Rate...........................        19%(D)        1%       N/A       N/A
------------------------------------------------------------------------------------------------------

                                                             WORLD EX U.S. CORE EQUITY PORTFOLIO
                                                   -------------------------------------------------
                                                                                               PERIOD
                                                     SIX MONTHS        YEAR        YEAR       APRIL 9,
                                                        ENDED         ENDED       ENDED      2013(A) TO
                                                      APRIL 30,      OCT. 31,    OCT. 31,     OCT. 31,
                                                        2016           2015        2014         2013
-----------------------------------------------------------------------------------------------------------
                                                     (UNAUDITED)
Net Asset Value, Beginning of Period.............. $     9.83      $    10.49   $  10.77    $  10.00
                                                   ----------      ----------   --------    --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).................       0.11            0.26       0.28        0.18
 Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................      (0.12)          (0.72)     (0.27)       0.77
                                                   ----------      ----------   --------    --------
   Total from Investment Operations...............      (0.01)          (0.46)      0.01        0.95
-----------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income............................      (0.08)          (0.20)     (0.28)      (0.18)
 Net Realized Gains...............................         --              --      (0.01)         --
                                                   ----------      ----------   --------    --------
   Total Distributions............................      (0.08)          (0.20)     (0.29)      (0.18)
-----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.................... $     9.74      $     9.83   $  10.49    $  10.77
=================================================  ===========     ==========   ========   ==========
Total Return......................................      (0.06)%(D)      (4.50)%    (0.04)%      9.62%(D)
-----------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)............. $1,471,531      $1,170,828   $406,648    $129,720
Ratio of Expenses to Average Net Assets (B).......       0.47%(E)        0.47%      0.47%       0.47%(C)(E)
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses Reimbursed),
 and/or Previously Waived Fees Recovered by
 Advisor) (B).....................................       0.46%(E)        0.52%      0.88%       0.97%(C)(E)
Ratio of Net Investment Income to Average Net
 Assets...........................................       2.47%(E)        2.54%      2.59%       3.12%(C)(E)
Portfolio Turnover Rate...........................          1%(D)           1%       N/A         N/A
-----------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                  WORLD CORE EQUITY PORTFOLIO
                                                                   ---------------------------------------------------
                                                                                                                 PERIOD
                                                                   SIX MONTHS       YEAR      YEAR     YEAR     MARCH 7,
                                                                      ENDED        ENDED     ENDED    ENDED    2012(A) TO
                                                                    APRIL 30,     OCT. 31,  OCT. 31, OCT. 31,   OCT. 31,
                                                                      2016          2015      2014     2013       2012
------------------------------------------------------------------------------------------------------------------------------
                                                                   (UNAUDITED)
Net Asset Value, Beginning of Period..............................  $  12.94     $  13.33   $ 12.71   $10.24    $10.00
                                                                    --------     --------   -------   ------    ------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)................................      0.12         0.26      0.17     0.23      0.16
  Net Gains (Losses) on Securities (Realized and Unrealized)......     (0.12)       (0.35)     0.87     2.47      0.19
                                                                    --------     --------   -------   ------    ------
   Total from Investment Operations...............................        --        (0.09)     1.04     2.70      0.35
------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........................................     (0.12)       (0.26)    (0.24)   (0.23)    (0.11)
  Net Realized Gains..............................................     (0.01)       (0.04)    (0.18)      --     (0.00)
                                                                    --------     --------   -------   ------    ------
   Total Distributions............................................     (0.13)       (0.30)    (0.42)   (0.23)    (0.11)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period....................................  $  12.81     $  12.94   $ 13.33   $12.71    $10.24
================================================================== ===========   ========   ======== ======== ==========
Total Return......................................................      0.03%(D)    (0.61)%    8.36%   26.77%     3.54%(D)
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............................  $232,830     $202,655   $75,707   $1,728    $  191
Ratio of Expenses to Average Net Assets (B).......................      0.35%(E)     0.35%     0.35%    0.40%     0.40%(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or Previously Waived Fees Recovered
 by Advisor) (B)..................................................      0.63%(E)     0.65%     0.97%    5.71%    52.27%(C)(E)
Ratio of Net Investment Income to Average Net Assets..............      1.92%(E)     1.95%     1.27%    2.01%     2.40%(C)(E)
------------------------------------------------------------------------------------------------------------------------------

                                                                            SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO
                                                                   -----------------------------------------------------
                                                                                                                    PERIOD
                                                                    SIX MONTHS       YEAR      YEAR      YEAR      NOV. 14,
                                                                       ENDED        ENDED     ENDED     ENDED     2011(A) TO
                                                                     APRIL 30,     OCT. 31,  OCT. 31,  OCT. 31,    OCT. 31,
                                                                       2016          2015      2014      2013        2012
-------------------------------------------------------------------------------------------------------------------------------
                                                                    (UNAUDITED)
Net Asset Value, Beginning of Period..............................  $  13.50      $  14.20   $  13.63  $ 10.87   $ 10.00
                                                                    --------      --------   --------  -------   -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)................................      0.12          0.27       0.27     0.24      0.22
  Net Gains (Losses) on Securities (Realized and Unrealized)......     (0.29)        (0.34)      0.76     2.65      0.87
                                                                    --------      --------   --------  -------   -------
   Total from Investment Operations...............................     (0.17)        (0.07)      1.03     2.89      1.09
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........................................     (0.35)        (0.42)     (0.32)   (0.10)    (0.22)
  Net Realized Gains..............................................     (0.04)        (0.21)     (0.14)   (0.03)       --
                                                                    --------      --------   --------  -------   -------
   Total Distributions............................................     (0.39)        (0.63)     (0.46)   (0.13)    (0.22)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period....................................  $  12.94      $  13.50   $  14.20  $ 13.63   $ 10.87
================================================================== ===========    ========   ========  ======== ==========
Total Return......................................................     (1.25)%(D)    (0.34)%     7.83%   26.86%    11.11%(D)
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............................  $275,860      $245,106   $147,276  $91,348   $34,950
Ratio of Expenses to Average Net Assets (B).......................      0.34%(E)      0.40%      0.40%    0.40%     0.40%(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or Previously Waived Fees Recovered
 by Advisor) (B)..................................................      0.64%(E)      0.66%      0.69%    0.72%     1.00%(C)(E)
Ratio of Net Investment Income to Average Net Assets..............      1.85%(E)      1.93%      1.94%    1.93%     2.13%(C)(E)
-------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                              EMERGING MARKETS PORTFOLIO
                                     --------------------------------------------------------------------------   --------------
                                      SIX MONTHS        YEAR        YEAR        YEAR        YEAR         YEAR      SIX MONTHS
                                         ENDED         ENDED       ENDED       ENDED       ENDED        ENDED         ENDED
                                       APRIL 30,      OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,     OCT. 31,     APRIL 30,
                                         2016           2015        2014        2013        2012         2011         2016
---------------------------------------------------------------------------------------------------------------------------------
                                      (UNAUDITED)                                                                  (UNAUDITED)
Net Asset Value, Beginning of
 Period............................. $    22.17     $    26.64   $    26.97  $    26.06  $    26.68  $    30.90   $    18.51
                                     ----------     ----------   ----------  ----------  ----------  ----------   ----------
Income from Investment Operations
---------------------------------
  Net Investment Income
   (Loss) (A).......................       0.14           0.49         0.56        0.52        0.55        0.61         0.16
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........       0.23          (4.54)       (0.20)       1.17        0.37       (2.53)        0.65
                                     ----------     ----------   ----------  ----------  ----------  ----------   ----------
   Total from Investment
    Operations......................       0.37          (4.05)        0.36        1.69        0.92       (1.92)        0.81
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.............      (0.22)         (0.42)       (0.53)      (0.50)      (0.50)      (0.53)       (0.29)
  Net Realized Gains................         --             --        (0.16)      (0.28)      (1.04)      (1.77)       (0.14)
                                     ----------     ----------   ----------  ----------  ----------  ----------   ----------
   Total Distributions..............      (0.22)         (0.42)       (0.69)      (0.78)      (1.54)      (2.30)       (0.43)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...... $    22.32     $    22.17   $    26.64  $    26.97  $    26.06  $    26.68   $    18.89
===================================  ===========    ==========   ==========  ==========  ==========  ==========   ===========
Total Return........................       1.70%(D)     (15.24)%       1.33%       6.58%       4.08%      (6.82)%       4.59%(D)
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)........................ $4,465,059     $4,321,530   $4,073,698  $3,655,740  $2,797,177  $2,313,035   $5,078,853
Ratio of Expenses to Average Net
 Assets (B).........................       0.57%(E)       0.57%        0.56%       0.57%       0.61%       0.61%        0.73%(E)
Ratio of Expenses to Average Net
 Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor) (B)..........       0.67%(E)       0.60%        0.56%       0.57%       0.61%       0.61%        0.93%(E)
Ratio of Net Investment Income to
 Average Net Assets.................       1.32%(E)       1.97%        2.11%       1.97%       2.14%       2.07%        1.84%(E)
---------------------------------------------------------------------------------------------------------------------------------

                                           EMERGING MARKETS SMALL CAP PORTFOLIO
                                     ------------------------------------------------------------
                                         YEAR        YEAR        YEAR        YEAR         YEAR
                                        ENDED       ENDED       ENDED       ENDED        ENDED
                                       OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,     OCT. 31,
                                         2015        2014        2013        2012         2011
--------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of
 Period............................. $    21.42   $    21.10  $    20.33  $    19.85  $    24.26
                                     ----------   ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income
   (Loss) (A).......................       0.43         0.43        0.40        0.40        0.42
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........      (2.53)        0.62        1.37        0.83       (3.67)
                                     ----------   ----------  ----------  ----------  ----------
   Total from Investment
    Operations......................      (2.10)        1.05        1.77        1.23       (3.25)
--------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.............      (0.41)       (0.40)      (0.39)      (0.35)      (0.40)
  Net Realized Gains................      (0.40)       (0.33)      (0.61)      (0.40)      (0.76)
                                     ----------   ----------  ----------  ----------  ----------
   Total Distributions..............      (0.81)       (0.73)      (1.00)      (0.75)      (1.16)
--------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...... $    18.51   $    21.42  $    21.10  $    20.33  $    19.85
===================================  ==========   ==========  ==========  ==========  ==========
Total Return........................      (9.88)%       5.12%       8.92%       6.71%     (14.03)%
--------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)........................ $4,845,174   $4,860,603  $4,041,863  $2,907,673  $1,832,745
Ratio of Expenses to Average Net
 Assets (B).........................       0.73%        0.72%       0.75%       0.82%       0.79%
Ratio of Expenses to Average Net
 Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor) (B)..........       0.78%        0.72%       0.75%       0.82%       0.79%
Ratio of Net Investment Income to
 Average Net Assets.................       2.16%        2.02%       1.91%       2.01%       1.86%
--------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                EMERGING MARKETS VALUE PORTFOLIO-CLASS R2 SHARES
                                         ------------------------------------------------------------
                                         SIX MONTHS      YEAR      YEAR      YEAR      YEAR     YEAR
                                            ENDED       ENDED     ENDED     ENDED     ENDED    ENDED
                                          APRIL 30,    OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31, OCT. 31,
                                            2016         2015      2014      2013      2012     2011
--------------------------------------------------------------------------------------------------------
                                         (UNAUDITED)
Net Asset Value, Beginning of Period....   $ 22.18     $ 27.79   $ 29.27   $  28.21  $ 29.02  $ 36.35
                                           -------     -------   -------   --------  -------  -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)......      0.11        0.49      0.59       0.47     0.50     0.20
  Net Gains (Losses) on Securities
   (Realized and Unrealized)............      0.76       (5.61)    (1.10)      1.68    (0.45)   (5.45)
                                           -------     -------   -------   --------  -------  -------
   Total from Investment
    Operations..........................      0.87       (5.12)    (0.51)      2.15     0.05    (5.25)
--------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.................     (0.41)      (0.49)    (0.55)     (0.50)   (0.47)   (0.45)
  Net Realized Gains....................        --          --     (0.42)     (0.59)   (0.39)   (1.63)
                                           -------     -------   -------   --------  -------  -------
   Total Distributions..................     (0.41)      (0.49)    (0.97)     (1.09)   (0.86)   (2.08)
--------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..........   $ 22.64     $ 22.18   $ 27.79   $  29.27  $ 28.21  $ 29.02
======================================== ===========   ========  ========  ========  ======== ========
Total Return............................      4.12%(D)  (18.49)%   (1.75)%     7.75%    0.43%  (15.24)%
--------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)...   $80,491     $74,076   $99,066   $106,070  $99,111  $78,157
Ratio of Expenses to Average Net
 Assets (B).............................      0.82%(E)    0.81%     0.80%      0.82%    0.86%    0.86%
Ratio of Expenses to Average Net Assets
 (Fees (Waived), (Expenses
 Reimbursed), and/or Previously
 Waived Fees Recovered by Advisor
 and Fees Paid Indirectly) (B)..........      0.92%(E)    0.84%     0.80%      0.82%    0.86%    0.86%
Ratio of Net Investment Income to
 Average Net Assets.....................      1.05%(E)    1.93%     2.09%      1.65%    1.78%    1.56%
--------------------------------------------------------------------------------------------------------

                                                     EMERGING MARKETS VALUE PORTFOLIO-INSTITUTIONAL CLASS SHARES
                                         ---------------------------------------------------------------------------------
                                           SIX MONTHS        YEAR          YEAR          YEAR         YEAR         YEAR
                                              ENDED         ENDED         ENDED         ENDED        ENDED        ENDED
                                            APRIL 30,      OCT. 31,      OCT. 31,      OCT. 31,     OCT. 31,     OCT. 31,
                                              2016           2015          2014          2013         2012         2011
----------------------------------------------------------------------------------------------------------------------------
                                           (UNAUDITED)
Net Asset Value, Beginning of Period.... $     22.22     $     27.81   $     29.28   $     28.22  $     29.02  $     36.27
                                         -----------     -----------   -----------   -----------  -----------  -----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)......        0.13            0.54          0.66          0.55         0.57         0.64
  Net Gains (Losses) on Securities
   (Realized and Unrealized)............        0.77           (5.60)        (1.10)         1.67        (0.44)       (5.72)
                                         -----------     -----------   -----------   -----------  -----------  -----------
   Total from Investment
    Operations..........................        0.90           (5.06)        (0.44)         2.22         0.13        (5.08)
----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.................       (0.36)          (0.53)        (0.61)        (0.57)       (0.54)       (0.54)
  Net Realized Gains....................          --              --         (0.42)        (0.59)       (0.39)       (1.63)
                                         -----------     -----------   -----------   -----------  -----------  -----------
   Total Distributions..................       (0.36)          (0.53)        (1.03)        (1.16)       (0.93)       (2.17)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.......... $     22.76     $     22.22   $     27.81   $     29.28  $     28.22  $     29.02
======================================== ===========     ===========   ===========   ===========  ===========  ===========
Total Return............................        4.23%(D)      (18.27)%       (1.51)%        8.01%        0.70%      (14.84)%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)... $15,481,561     $14,834,888   $18,647,276   $19,162,837  $16,589,619  $13,730,213
Ratio of Expenses to Average Net
 Assets (B).............................        0.57%(E)        0.56%         0.55%         0.57%        0.61%        0.61%
Ratio of Expenses to Average Net Assets
 (Fees (Waived), (Expenses
 Reimbursed), and/or Previously
 Waived Fees Recovered by Advisor
 and Fees Paid Indirectly) (B)..........        0.67%(E)        0.59%         0.55%         0.57%        0.61%        0.61%
Ratio of Net Investment Income to
 Average Net Assets.....................        1.30%(E)        2.12%         2.35%         1.91%        2.03%        1.88%
----------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                  EMERGING MARKETS CORE EQUITY PORTFOLIO
                                                             -------------------------------------------------------------------
                                                               SIX MONTHS        YEAR          YEAR         YEAR        YEAR
                                                                  ENDED         ENDED         ENDED        ENDED       ENDED
                                                                APRIL 30,      OCT. 31,      OCT. 31,     OCT. 31,    OCT. 31,
                                                                  2016           2015          2014         2013        2012
---------------------------------------------------------------------------------------------------------------------------------
                                                               (UNAUDITED)
Net Asset Value, Beginning of Period........................ $     16.81     $     20.08   $     20.09  $     19.00  $    18.73
                                                             -----------     -----------   -----------  -----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................        0.12            0.39          0.42         0.39        0.41
 Net Gains (Losses) on Securities (Realized and Unrealized).        0.28           (3.29)        (0.03)        1.07        0.23
                                                             -----------     -----------   -----------  -----------  ----------
   Total from Investment Operations.........................        0.40           (2.90)         0.39         1.46        0.64
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................       (0.16)          (0.37)        (0.40)       (0.37)      (0.37)
                                                             -----------     -----------   -----------  -----------  ----------
   Total Distributions......................................       (0.16)          (0.37)        (0.40)       (0.37)      (0.37)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.............................. $     17.05     $     16.81   $     20.08  $     20.09  $    19.00
===========================================================  ===========     ===========   ===========  ===========  ==========
Total Return................................................        2.45%(D)      (14.49)%        1.89%        7.75%       3.55%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................... $16,398,710     $14,856,878   $15,727,547  $13,020,962  $8,594,707
Ratio of Expenses to Average Net Assets.....................        0.61%(E)        0.62%         0.61%        0.63%       0.68%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and Fees Paid Indirectly)........        0.61%(E)        0.62%         0.61%        0.63%       0.68%
Ratio of Net Investment Income to Average Net Assets........        1.49%(E)        2.06%         2.10%        1.97%       2.18%
Portfolio Turnover Rate.....................................           2%(D)           5%            2%           1%          1%
---------------------------------------------------------------------------------------------------------------------------------

                                                             -----------
                                                                 YEAR
                                                                ENDED
                                                               OCT. 31,
                                                                 2011
-------------------------------------------------------------------------

Net Asset Value, Beginning of Period........................ $    21.31
                                                             ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................       0.43
 Net Gains (Losses) on Securities (Realized and Unrealized).      (2.65)
                                                             ----------
   Total from Investment Operations.........................      (2.22)
-------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................      (0.36)
                                                             ----------
   Total Distributions......................................      (0.36)
-------------------------------------------------------------------------
Net Asset Value, End of Period.............................. $    18.73
===========================================================  ==========
Total Return................................................     (10.59)%
-------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................... $5,367,473
Ratio of Expenses to Average Net Assets.....................       0.67%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and Fees Paid Indirectly)........       0.68%
Ratio of Net Investment Income to Average Net Assets........       2.04%
Portfolio Turnover Rate.....................................          1%
-------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)


A. ORGANIZATION:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of ninety-five operational portfolios, of which thirty-one (the "Portfolios") are included in this section of the report. The remaining operational portfolios are presented in separate reports.

   Of the Portfolios, seven invest all of their assets in a corresponding series of The DFA Investment Trust Company ("DFAITC") and one invests in the Dimensional Emerging Markets Value Fund ("DEM"). International Small Company Portfolio invests in five portfolios within DFAITC. DFA Global Real Estate Securities Portfolio invests in two portfolios within the Fund and directly in securities. World ex U.S. Value Portfolio invests in three portfolios within the Fund, DFAITC, and DEM. World Core Equity Portfolio invests in three portfolios within the Fund. Selectively Hedged Global Equity Portfolio invests in three portfolios within the Fund.

                                                                                                   PERCENTAGE
                                                                                                    OWNERSHIP
FEEDER FUNDS                                   MASTER FUNDS                                        AT 04/30/16
------------                                   ------------                                        -----------
U.S. Large Cap Value Portfolio                 The U.S. Large Cap Value Series                         84%
Japanese Small Company Portfolio               The Japanese Small Company Series                       16%
Asia Pacific Small Company Portfolio           The Asia Pacific Small Company Series                   17%
United Kingdom Small Company Portfolio         The United Kingdom Small Company Series                  2%
Continental Small Company Portfolio            The Continental Small Company Series                     8%
Emerging Markets Portfolio                     The Emerging Markets Series                             98%
Emerging Markets Small Cap Portfolio           The Emerging Markets Small Cap Series                   99%
Emerging Markets Value Portfolio               Dimensional Emerging Markets Value Fund                 99%

FUND OF FUNDS
-------------
International Small Company Portfolio          The Continental Small Company Series                    92%
                                               The Japanese Small Company Series                       84%
                                               The United Kingdom Small Company Series                 97%
                                               The Asia Pacific Small Company Series                   83%
                                               The Canadian Small Company Series                       97%
DFA Global Real Estate Securities Portfolio**  DFA Real Estate Securities Portfolio                    24%
                                               DFA International Real Estate Securities Portfolio      40%
World ex U.S. Value Portfolio                  Dimensional Emerging Markets Value Fund                 --*
                                               DFA International Small Cap Value Portfolio             --*
                                               The DFA International Value Series                       1%
World Core Equity Portfolio                    U.S. Core Equity 1 Portfolio                             1%
                                               International Core Equity Portfolio                     --*
                                               Emerging Markets Core Equity Portfolio                  --*
Selectively Hedged Global Equity Portfolio     U.S. Core Equity 2 Portfolio                             1%
                                               International Core Equity Portfolio                      1%
                                               Emerging Markets Core Equity Portfolio                  --*

* Amounts designated as -- are less than 1%.

**DFA Global Real Estate Securities Portfolio invests in two Master Funds as indicated and securities listed on its Summary Schedule of Investments.

   Each feeder fund (collectively, "Feeder Funds") and Fund of Funds invests primarily in a corresponding master fund(s) ("Master Fund") as indicated. The DFA Global Real Estate Securities Portfolio may pursue its investment objective by investing its assets in its Master Funds and/or directly in securities of companies in the real estate industry. Each Feeder Fund and Fund of Funds also invest in short-term temporary cash investments and futures. In addition, each international Fund of Funds may engage in forward currency contracts.

   The financial statements of the Feeder Funds' Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Securities held by Enhanced U.S. Large Company Portfolio, U.S. Large Cap Equity Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio and DFA Real Estate Securities Portfolio (the "Domestic Equity Portfolios") and Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio and Emerging Markets Core Equity Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. These valuations are generally categorized as Level 2 in the hierarchy.

   Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   Shares held by the Portfolios in other investment companies (such as the Master Funds) are valued at their respective daily net asset values as reported by their administrator. The Feeder Funds', International Small Company Portfolio's and World ex U.S. Value Portfolio's investments in Series of DFAITC or DEM reflect their proportionate interest in the net assets of such corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments (except for the Feeder Funds). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolios recognize transfers between the levels as of the end of the period. As of April 30, 2016, DFA International Real Estate Securities Portfolio had significant transfers of securities with a total value of $46,664 (in thousands) that transferred from Level 1 to Level 2 because the fair market values of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE, which resulted in their Level 2 classification. As of April 30, 2016, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, and Emerging Markets Core Equity Portfolio had significant transfers of securities with a total value of $3,022, $23,883 and $1,135,269 (in thousands), respectively, that transferred from Level 2 to Level 1 because fair value procedures were no longer applied.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Portfolios also enter into forward currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked-to-market daily based on daily forward exchange rates.

   The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, the Enhanced U.S. Large Company Portfolio and Selectively Hedged Global Equity Portfolio do isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios, Enhanced U.S. Large Company Portfolio and Selectively Hedged Global Equity Portfolio and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2016, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

   Class R1 Shares, Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of a Portfolio. Income, gains and losses, and common expenses of a Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

   The Feeder Funds, International Small Company Portfolio and World ex U.S. Value Portfolio each recognize their pro-rata share of net investment income and realized and unrealized gains/losses on a daily basis from their respective Master Fund within DFAITC or DEM, which are treated as partnerships for federal income tax purposes.

   The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio, World ex U.S. Core Portfolio and Emerging Markets Core Equity Portfolio are subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. INVESTMENT ADVISOR AND ADMINISTRATOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to all Portfolios.

   For the six months ended April 30, 2016, the Portfolios' investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

           Enhanced U.S. Large Company Portfolio.............. 0.20%
           U.S. Large Cap Equity Portfolio.................... 0.15%
           U.S. Large Cap Value Portfolio..................... 0.25%
           U.S. Targeted Value Portfolio...................... 0.35%
           U.S. Small Cap Value Portfolio..................... 0.50%
           U.S. Core Equity 1 Portfolio....................... 0.17%
           U.S. Core Equity 2 Portfolio....................... 0.20%
           U.S. Vector Equity Portfolio....................... 0.30%
           U.S. Small Cap Portfolio........................... 0.35%
           U.S. Micro Cap Portfolio........................... 0.50%
           DFA Real Estate Securities Portfolio............... 0.17%
           Large Cap International Portfolio.................. 0.25%
           International Core Equity Portfolio................ 0.35%
           International Small Company Portfolio.............. 0.40%
           Japanese Small Company Portfolio................... 0.50%
           Asia Pacific Small Company Portfolio............... 0.50%
           United Kingdom Small Company Portfolio............. 0.50%
           Continental Small Company Portfolio................ 0.50%
           DFA International Real Estate Securities Portfolio. 0.25%
           DFA Global Real Estate Securities Portfolio........ 0.20%
           DFA International Small Cap Value Portfolio........ 0.65%
           International Vector Equity Portfolio.............. 0.45%
           World ex U.S. Value Portfolio...................... 0.47%
           World ex U.S. Targeted Value Portfolio............. 0.58%

               World ex U.S. Core Equity Portfolio........ 0.40%
               World Core Equity Portfolio................ 0.30%
               Selectively Hedged Global Equity Portfolio. 0.30%
               Emerging Markets Portfolio................. 0.50%
               Emerging Markets Small Cap Portfolio....... 0.65%
               Emerging Markets Value Portfolio........... 0.50%
               Emerging Markets Core Equity Portfolio..... 0.55%

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreement for the non-Feeder Funds below, and a portion of the Fee Waiver Agreement for certain Feeder Funds below, will remain in effect through February 28, 2017, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement for such Portfolios shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Feeder Funds, as described in the notes below, will remain in effect permanently, unless terminated by a Feeder Fund. For the six months ended April 30, 2016, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). Previously waived fees subject to future recovery by the Advisor are also reflected below (amounts in thousands). The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than 36 months before the date of recovery.

                                                                                       PREVIOUSLY
                                                                       RECOVERY       WAIVED FEES/
                                                         EXPENSE    OF PREVIOUSLY   EXPENSES ASSUMED
                                                        LIMITATION   WAIVED FEES/   SUBJECT TO FUTURE
INSTITUTIONAL CLASS SHARES                                AMOUNT   EXPENSES ASSUMED     RECOVERY
--------------------------                              ---------- ---------------- -----------------
U.S. Large Cap Equity Portfolio (1)....................    0.19%         $28             $    --
U.S. Large Cap Value Portfolio (2).....................    0.25%          --                  --
U.S. Targeted Value Portfolio (3)......................    0.50%          --                  --
U.S. Core Equity 1 Portfolio (1).......................    0.23%          --                  --
U.S. Core Equity 2 Portfolio (1).......................    0.26%          --                  --
U.S. Vector Equity Portfolio (1).......................    0.36%          --                  --
DFA Real Estate Securities Portfolio (1)...............    0.18%          --               1,698
International Core Equity Portfolio (1)................    0.49%          --                  --
International Small Company Portfolio (4)..............    0.45%          --                  --
Japanese Small Company Portfolio (5)...................    0.47%          --                  --
Asia Pacific Small Company Portfolio (5)...............    0.47%          --                  --
United Kingdom Small Company Portfolio (5).............    0.47%           1                  23
Continental Small Company Portfolio (5)................    0.47%          --                  --
DFA International Real Estate Securities Portfolio (6).    0.29%          --                  --
DFA Global Real Estate Securities Portfolio (7)........    0.24%          --              17,801
International Vector Equity Portfolio (1)..............    0.60%          --                  --
World ex U.S. Value Portfolio (8)......................    0.60%          --                 820
World ex U.S. Targeted Value Portfolio (9).............    0.80%          --               1,677
World ex U.S. Core Equity Portfolio (10)...............    0.47%          79               1,478
World Core Equity Portfolio (11).......................    0.35%           5                 844
Selectively Hedged Global Equity Portfolio (12)........    0.40%          --               1,385
Emerging Markets Portfolio (2).........................    0.50%          --                  --
Emerging Markets Small Cap Portfolio (2)...............    0.65%          --                  --
Emerging Markets Value Portfolio (2)...................    0.50%          --                  --
Emerging Markets Core Equity Portfolio (1).............    0.85%          --                  --

                                                                      PREVIOUSLY
                                                      RECOVERY       WAIVED FEES/
                                        EXPENSE    OF PREVIOUSLY   EXPENSES ASSUMED
                                       LIMITATION   WAIVED FEES/   SUBJECT TO FUTURE
CLASS R1 SHARES                          AMOUNT   EXPENSES ASSUMED     RECOVERY
---------------                        ---------- ---------------- -----------------
U.S. Targeted Value Portfolio (13)....    0.62%          --               --

CLASS R2 SHARES
---------------
U.S. Targeted Value Portfolio (13)....    0.77%          --               --
Emerging Markets Value Portfolio (14).    0.96%          --               --

   (1) The Advisor has contractually agreed to waive all or a portion of its management fee and assume each Portfolio's ordinary operating expenses (excluding the expenses a Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a Portfolio are less than the Expense Limitation Amount listed above for such Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.

   (2) Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by a Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, to the rate listed above as a percentage of the average net assets of a class of a Portfolio on an annualized basis.

   (3) The Advisor has contractually agreed to waive its management fee and to assume the Portfolio's expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of shares of the Portfolio to the rate listed above for such class of shares as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of shares of the Portfolio are less than the Expense Limitation Amount listed above for such class of shares, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses for such class of shares to exceed the Expense Limitation Amount, as listed above.

   (4) Effective July 21, 2015, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount, as listed above. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. Prior to July 21, 2015, the Advisor had contractually agreed to waive its administration fee and to assume Portfolio Expenses to the extent necessary to limit the Portfolio Expenses of the Portfolio, on an annualized basis, to the Expense Limitation Amount listed above. At any time that the Portfolio Expenses of the Portfolio were less than the Expense Limitation Amount listed above, the Advisor retained the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that the amount of such reimbursement was within thirty-six months and did not cause the annualized Portfolio Expenses of the Portfolio to exceed the applicable Expense Limitation Amount then in effect.

   (5) Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by each Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, to 0.50% of the average net assets of a class of a Portfolio on an annualized basis (the "Permanent Fee Waiver"). In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to further waive all or a portion of its management fee and to assume the other direct expenses of a class of each Portfolio (excluding expenses incurred through its investment in other investment companies managed by the Advisor) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of each class of a Portfolio to the rates listed above as a percentage of the average net assets of a class of a Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of a Portfolio are less than the applicable Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount, as listed above. Except, a Portfolio is not obligated to reimburse the Advisor for fees waived in connection with the Permanent Fee Waiver. Also, a Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. Prior to July 21, 2015, the Advisor had contractually agreed to waive its administration fee and to assume each Portfolio's other direct expenses to the extent necessary to limit the direct expenses of each Portfolio to the Expense Limitation Amount listed above. The Fee Waiver Agreement did not include the indirect expenses each Portfolio beared as a shareholder of its Master Fund. At any time that the direct expenses of a Portfolio were less than the Expense Limitation Amount listed above, the Advisor retained the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery was within thirty-six months and did not cause the Portfolio's direct expenses to exceed the Expense Limitation Amount then in effect.

   (6) Effective February 28, 2015, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the Portfolio's ordinary operating expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.

   Prior to February 28, 2015, the Advisor had contractually agreed to waive all or a portion of its advisory fee and to assume the Portfolio Expenses of the Portfolio to the extent necessary to limit the Portfolio Expenses to 0.65% of the Portfolio's average net assets on an annualized basis.

   (7) Effective February 28, 2015, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master Funds but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.

   From February 28, 2012 to February 27, 2015, the Advisor had contractually agreed to waive all or a portion of its advisory fee and to assume the Portfolio Expenses of the Portfolio to the extent necessary to limit the Portfolio Expenses to 0.32% of the Portfolio's average net assets on an annualized basis.

   (8) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.47% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master Funds. In addition, under the Fee Waiver Agreement, the Advisor also has agreed to waive all or a portion of the management fee that remains payable by the Portfolio (i.e., the management fee remaining after the proportionate share of the Master Funds' management services fees have been offset (the

"Remaining Management Fee")) to the extent necessary to reduce the Portfolio's ordinary operating expenses (including expenses incurred through its investment in other investment companies) ("Portfolio Expenses") to the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). The maximum amount that may be waived to limit Portfolio Expenses is the amount of the Remaining Management Fee. Further, at any time that the Portfolio Expenses of the Portfolio are less than the Portfolio's Expense Limitation Amount listed above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses to exceed the Portfolio's Expense Limitation Amount, as listed above.

   (9) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.58% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master Funds. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the ordinary operating expenses of a class of the Portfolio (including expenses incurred through its investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.

   (10) The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master Funds but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.

   (11) Effective June 27, 2014, the Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master Funds (including the Portfolio's proportionate share of any management fees that a Master Fund paid through its investment in an affiliated cash management fund). In addition, under the Fee Waiver Agreement, the Advisor has also agreed to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies) ("Portfolio Expenses") of a class of the Portfolio so that such Portfolio Expenses do not exceed the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount.

   Prior to June 27, 2014, the Advisor contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master Funds (including the Portfolio's proportionate share of any management fees that a Master Fund paid through its investment in an affiliated cash management fund). In addition, under the Fee Waiver Agreement, the Advisor also agreed to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies) ("Portfolio Expenses") of such class of the Portfolio so that the Portfolio Expenses did not exceed 0.40% of the average net assets of such class of the Portfolio on an annualized basis.

   (12) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master Funds. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies) ("Portfolio Expenses") of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio listed above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.

   (13) The Advisor has contractually agreed to reduce all or a portion of its management fee and to assume the direct and indirect expenses of the Class R1 shares and Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Class R1 shares and Class R2 shares of the Portfolio to the rate listed above for such class of shares as a percentage of average net assets (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Class R1 shares or Class R2 shares of the Portfolio are less than the Expense Limitation Amount listed above for such class of shares, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses for such class of shares to exceed the Expense Limitation Amount, as listed above.

   (14) Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, to 0.50% of the average net assets of a class of the Portfolio on an annualized basis (the "Permanent Fee Waiver"). In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to (including for the period prior to July 21, 2015) assume the direct expenses of the Class R2 shares of the Portfolio (excluding management fees and custodian fees) to the extent necessary to limit the annualized expenses of the Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) to the rate listed above as a percentage of the average net assets of the Class R2 shares of the Portfolio (the "Annualized Expense Ratio"). At any time that the annualized expenses of the Class R2 shares of the Portfolio are less than the Annualized Expense Ratio listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that the amount of such recovery does not cause the annualized expense ratio of the Class R2 shares of the Portfolio to exceed the Annualized Expense Ratio, as listed above. Except, the Portfolio is not obligated to reimburse the Advisor for fees waived in connection with the Permanent Fee Waiver. Also, the Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.

EARNED INCOME CREDIT:

   In addition, Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio's net assets. During the six months ended April 30, 2016, expenses reduced were as follows (amounts in thousands):

                                                      FEES PAID
                                                      INDIRECTLY
                                                      ----------
               Enhanced U.S. Large Company Portfolio.    $ 1
               Large Cap International Portfolio.....     10
               International Core Equity Portfolio...     45

                                                             FEES PAID
                                                             INDIRECTLY
                                                             ----------
         DFA International Real Estate Securities Portfolio.    $11
         DFA International Small Cap Value Portfolio........     11
         International Vector Equity Portfolio..............      6
         World ex U.S. Targeted Value Portfolio.............     --
         World ex U.S. Core Equity Portfolio................      7
         Emerging Markets Core Equity Portfolio.............     61

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2016, the total related amounts paid by the Fund to the CCO were $144 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At April 30, 2016, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

            Enhanced U.S. Large Company Portfolio.............. $  9
            U.S. Large Cap Equity Portfolio....................    3
            U.S. Large Cap Value Portfolio.....................  364
            U.S. Targeted Value Portfolio......................  113
            U.S. Small Cap Value Portfolio.....................  325
            U.S. Core Equity 1 Portfolio.......................  183
            U.S. Core Equity 2 Portfolio.......................  267
            U.S. Vector Equity Portfolio.......................   78
            U.S. Small Cap Portfolio...........................  188
            U.S. Micro Cap Portfolio...........................  159
            DFA Real Estate Securities Portfolio...............  136
            Large Cap International Portfolio..................   82
            International Core Equity Portfolio................  251
            International Small Company Portfolio..............  247
            Japanese Small Company Portfolio...................   10
            Asia Pacific Small Company Portfolio...............    7
            United Kingdom Small Company Portfolio.............    1
            Continental Small Company Portfolio................    6
            DFA International Real Estate Securities Portfolio.   54
            DFA Global Real Estate Securities Portfolio........   44
            DFA International Small Cap Value Portfolio........  360
            International Vector Equity Portfolio..............   22
            World ex U.S. Value Portfolio......................    2
            World ex U.S. Targeted Value Portfolio.............    1
            World ex U.S. Core Equity Portfolio................    4
            World Core Equity Portfolio........................    1
            Selectively Hedged Global Equity Portfolio.........    2
            Emerging Markets Portfolio.........................  112
            Emerging Markets Small Cap Portfolio...............   91
            Emerging Markets Value Portfolio...................  475
            Emerging Markets Core Equity Portfolio.............  255

E. PURCHASES AND SALES OF SECURITIES:

   For the six months ended April 30, 2016, the Portfolios made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

                                                     U.S. GOVERNMENT     OTHER INVESTMENT
                                                        SECURITIES          SECURITIES
                                                    ------------------ ---------------------
                                                    PURCHASES  SALES   PURCHASES    SALES
                                                    --------- -------- ---------- ----------
Enhanced U.S. Large Company Portfolio.............. $102,091  $127,307 $   51,613 $   26,539
U.S. Large Cap Equity Portfolio....................       --        --    122,342     54,265
U.S. Targeted Value Portfolio......................       --        --  1,198,132    546,616
U.S. Small Cap Value Portfolio.....................       --        --  1,772,008    769,744
U.S. Core Equity 1 Portfolio.......................       --        --    994,462    190,965
U.S. Core Equity 2 Portfolio.......................       --        --  1,065,015    250,166
U.S. Vector Equity Portfolio.......................       --        --    277,927    131,146
U.S. Small Cap Portfolio...........................       --        --  1,931,754    439,539
U.S. Micro Cap Portfolio...........................       --        --    442,691    365,878
DFA Real Estate Securities Portfolio...............       --        --    262,984     35,853
Large Cap International Portfolio..................       --        --    311,408    100,977
International Core Equity Portfolio................       --        --  1,481,725    106,662
DFA International Real Estate Securities Portfolio.       --        --    235,779     12,493
DFA Global Real Estate Securities Portfolio........       --        --    201,622      7,214
DFA International Small Cap Value Portfolio........       --        --  1,538,019  1,208,784
International Vector Equity Portfolio..............       --        --    213,086     32,606
World ex U.S. Targeted Value Portfolio.............       --        --     73,202     65,342
World ex U.S. Core Equity Portfolio................       --        --    297,019      8,151
Emerging Markets Core Equity Portfolio.............       --        --  1,370,173    299,549

   For the six months ended April 30, 2016, the Fund of Funds made the following purchases and sales of Affiliated Investment Companies (amounts in thousands):

                                              DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
                                   -----------------------------------------------------------------
                                   BALANCE AT BALANCE AT                   DIVIDEND DISTRIBUTIONS OF
AFFILIATED INVESTMENT COMPANIES    10/31/2015 4/30/2016  PURCHASES  SALES   INCOME   REALIZED GAINS
-------------------------------    ---------- ---------- --------- ------- -------- ----------------
DFA Real Estate Securities
  Portfolio....................... $1,574,619 $1,632,482 $ 32,220  $19,500 $ 32,220     $     --
DFA International Real Estate
  Securities Portfolio............  1,448,338  1,602,658   74,916   10,500   24,916           --
                                   ---------- ---------- --------  ------- --------     --------
Total............................. $3,022,957 $3,235,140 $107,136  $30,000 $ 57,136     $     --
                                   ========== ========== ========  ======= ========     ========

                                                     WORLD EX U.S. VALUE PORTFOLIO
                                   -----------------------------------------------------------------
                                   BALANCE AT BALANCE AT                   DIVIDEND DISTRIBUTIONS OF
AFFILIATED INVESTMENT COMPANIES    10/31/2015 4/30/2016  PURCHASES  SALES   INCOME   REALIZED GAINS
-------------------------------    ---------- ---------- --------- ------- -------- ----------------
DFA International Small Cap Value
  Portfolio....................... $   16,637 $   21,386 $  5,745  $   935 $305,487     $255,697
                                   ---------- ---------- --------  ------- --------     --------
Total............................. $   16,637 $   21,386 $  5,745  $   935 $305,487     $255,697
                                   ========== ========== ========  ======= ========     ========

                                                        WORLD CORE EQUITY PORTFOLIO
                                     -----------------------------------------------------------------
                                     BALANCE AT BALANCE AT                   DIVIDEND DISTRIBUTIONS OF
AFFILIATED INVESTMENT COMPANIES      10/31/2015 4/30/2016  PURCHASES  SALES   INCOME   REALIZED GAINS
-------------------------------      ---------- ---------- --------- ------- -------- ----------------
U.S. Core Equity 1 Portfolio........  $105,442   $119,868   $25,503  $ 8,676  $1,133       $1,313
International Core Equity Portfolio.    76,621     88,551    18,111    5,640     690           --
Emerging Markets Core Equity
  Portfolio.........................    20,320     24,209     5,223    1,810     216           --
                                      --------   --------   -------  -------  ------       ------
Total...............................  $202,383   $232,628   $48,837  $16,126  $2,039       $1,313
                                      ========   ========   =======  =======  ======       ======

                                                SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO
                                     -----------------------------------------------------------------
                                     BALANCE AT BALANCE AT                   DIVIDEND DISTRIBUTIONS OF
AFFILIATED INVESTMENT COMPANIES      10/31/2015 4/30/2016  PURCHASES  SALES   INCOME   REALIZED GAINS
-------------------------------      ---------- ---------- --------- ------- -------- ----------------
U.S. Core Equity 2 Portfolio........  $110,935   $121,087   $14,369  $   982  $1,140       $2,164
International Core Equity Portfolio.    87,007     99,789    15,969    3,011     773           --
Emerging Markets Core Equity
  Portfolio.........................    36,717     43,413     6,687      991     378           --
                                      --------   --------   -------  -------  ------       ------
Total...............................  $234,659   $264,289   $37,025  $ 4,984  $2,291       $2,164
                                      ========   ========   =======  =======  ======       ======

F. FEDERAL INCOME TAXES:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2015, primarily attributable to realized gains on securities considered to be "passive foreign investment companies", non-deductible expenses, realized foreign capital gains tax, tax-equalization, non-deductible 90 day stock issuance cost, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                          INCREASE       INCREASE
                                                         (DECREASE)     (DECREASE)
                                          INCREASE     UNDISTRIBUTED   ACCUMULATED
                                         (DECREASE)    NET INVESTMENT  NET REALIZED
                                       PAID-IN CAPITAL     INCOME     GAINS (LOSSES)
                                       --------------- -------------- --------------
Enhanced U.S. Large Company Portfolio.    $  1,416        $   (432)     $    (984)
U.S. Large Cap Equity Portfolio.......      10,328            (304)       (10,024)
U.S. Large Cap Value Portfolio........      55,033         (17,499)       (37,534)
U.S. Targeted Value Portfolio.........      21,409          (3,313)       (18,096)
U.S. Small Cap Value Portfolio........      48,875          (7,941)       (40,934)
U.S. Core Equity 1 Portfolio..........      61,142          (7,435)       (53,707)
U.S. Core Equity 2 Portfolio..........      19,179          (7,540)       (11,639)
U.S. Vector Equity Portfolio..........       9,735          (2,755)        (6,980)
U.S. Small Cap Portfolio..............      58,820          (5,332)       (53,488)
U.S. Micro Cap Portfolio..............      26,542          (1,631)       (24,911)
DFA Real Estate Securities Portfolio..     243,857           8,816       (252,673)
Large Cap International Portfolio.....      32,450            (358)       (32,092)
International Core Equity Portfolio...     170,340         (10,135)      (160,205)

                                                                       INCREASE       INCREASE
                                                                      (DECREASE)     (DECREASE)
                                                       INCREASE     UNDISTRIBUTED   ACCUMULATED
                                                      (DECREASE)    NET INVESTMENT  NET REALIZED
                                                    PAID-IN CAPITAL     INCOME     GAINS (LOSSES)
                                                    --------------- -------------- --------------
International Small Company Portfolio..............    $162,737        $ (1,167)     $(161,570)
Japanese Small Company Portfolio...................       4,111             708         (4,819)
Asia Pacific Small Company Portfolio...............       4,515             171         (4,686)
United Kingdom Small Company Portfolio.............         979              53         (1,032)
Continental Small Company Portfolio................       2,955              19         (2,974)
DFA International Real Estate Securities Portfolio.       4,578          (5,684)         1,106
DFA Global Real Estate Securities Portfolio........       1,213          (1,213)            --
DFA International Small Cap Value Portfolio........     207,054           9,174       (216,228)
International Vector Equity Portfolio..............      12,256          (1,917)       (10,339)
World ex U.S. Value Portfolio......................          --             (27)            27
World ex U.S. Targeted Value Portfolio.............      (1,873)           (271)         2,145
World ex U.S. Core Equity Portfolio................         479            (716)           237
World Core Equity Portfolio........................          --              --             --
Selectively Hedged Global Equity Portfolio.........         306           2,885         (3,191)
Emerging Markets Portfolio.........................       7,227          (9,135)         1,908
Emerging Markets Small Cap Portfolio...............       8,089          (2,961)        (5,128)
Emerging Markets Value Portfolio...................      26,840         (24,245)        (2,595)
Emerging Markets Core Equity Portfolio.............      53,522         (31,497)       (22,025)

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2014 and October 31, 2015 were as follows (amounts in thousands):

                                         NET INVESTMENT
                                           INCOME AND
                                           SHORT-TERM     LONG-TERM
                                         CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                         -------------- ------------- --------
  Enhanced U.S. Large Company Portfolio
  2014..................................    $    903            --    $    903
  2015..................................      11,391      $ 16,610      28,001
  U.S. Large Cap Equity Portfolio
  2014..................................       3,209            --       3,209
  2015..................................       8,398           266       8,664
  U.S. Large Cap Value Portfolio
  2014..................................     230,364            --     230,364
  2015..................................     302,945        86,223     389,168
  U.S. Targeted Value Portfolio
  2014..................................      51,735       237,290     289,025
  2015..................................      85,573       237,911     323,484
  U.S. Small Cap Value Portfolio
  2014..................................      66,463       443,795     510,258
  2015..................................     130,190       427,115     557,305
  U.S. Core Equity 1 Portfolio
  2014..................................     135,714        34,892     170,606
  2015..................................     200,298        49,469     249,767
  U.S. Core Equity 2 Portfolio
  2014..................................     170,204        98,745     268,949
  2015..................................     228,075        89,857     317,932
  U.S. Vector Equity Portfolio
  2014..................................      39,201        38,966      78,167
  2015..................................      51,799       109,045     160,844

                                                    NET INVESTMENT
                                                      INCOME AND
                                                      SHORT-TERM     LONG-TERM
                                                    CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                                    -------------- ------------- --------
U.S. Small Cap Portfolio
2014...............................................    $ 85,510      $218,795    $304,305
2015...............................................     105,110       268,312     373,422
U.S. Micro Cap Portfolio
2014...............................................      43,726       200,738     244,464
2015...............................................      39,933       278,651     318,584
DFA Real Estate Securities Portfolio
2014...............................................     156,934            --     156,934
2015...............................................     220,092            --     220,092
Large Cap International Portfolio
2014...............................................      98,177            --      98,177
2015...............................................      85,101            --      85,101
International Core Equity Portfolio
2014...............................................     320,068            --     320,068
2015...............................................     367,607            --     367,607
International Small Company Portfolio
2014...............................................     218,133       211,626     429,759
2015...............................................     235,604       250,320     485,924
Japanese Small Company Portfolio
2014...............................................      11,539            --      11,539
2015...............................................       7,758            --       7,758
Asia Pacific Small Company Portfolio
2014...............................................      12,860            --      12,860
2015...............................................      16,487            --      16,487
United Kingdom Small Company Portfolio
2014...............................................         919           406       1,325
2015...............................................       1,068         2,151       3,219
Continental Small Company Portfolio
2014...............................................       3,660            --       3,660
2015...............................................       4,771            --       4,771
DFA International Real Estate Securities Portfolio
2014...............................................     106,263            --     106,263
2015...............................................     182,724            --     182,724
DFA Global Real Estate Securities Portfolio
2014...............................................      72,036            --      72,036
2015...............................................     124,281            --     124,281
DFA International Small Cap Value Portfolio
2014...............................................     239,810       127,501     367,311
2015...............................................     224,376       207,080     431,456
International Vector Equity Portfolio
2014...............................................      31,913         7,322      39,235
2015...............................................      38,097        10,950      49,047
World ex U.S. Value Portfolio
2014...............................................       4,113            --       4,113
2015...............................................       3,283            --       3,283
World ex U.S. Targeted Value Portfolio
2014...............................................       2,537         1,141       3,678
2015...............................................       3,902           402       4,304

                                            NET INVESTMENT
                                              INCOME AND
                                              SHORT-TERM     LONG-TERM
                                            CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                            -------------- ------------- --------
World ex U.S. Core Equity Portfolio
2014.......................................    $  6,163            --    $  6,163
2015.......................................      15,824            --      15,824
World Core Equity Portfolio
2014.......................................         358      $     14         372
2015.......................................       2,679           232       2,911
Selectively Hedged Global Equity Portfolio
2014.......................................       2,139           539       2,678
2015.......................................       4,968         1,915       6,883
Emerging Markets Portfolio
2014.......................................      78,253        20,987      99,240
2015.......................................      73,891            --      73,891
Emerging Markets Small Cap Portfolio
2014.......................................      83,100        63,095     146,195
2015.......................................     102,968        88,636     191,604
Emerging Markets Value Portfolio
2014.......................................     418,693       264,053     682,746
2015.......................................     351,213            --     351,213
Emerging Markets Core Equity Portfolio
2014.......................................     287,956            --     287,956
2015.......................................     304,141            --     304,141

   At October 31, 2015, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                                    NET INVESTMENT
                                                      INCOME AND
                                                      SHORT-TERM     LONG-TERM
                                                    CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                                    -------------- ------------- -------
Enhanced U.S. Large Company Portfolio..............    $   412        $ 1,004    $ 1,416
U.S. Large Cap Equity Portfolio....................        304             --        304
U.S. Large Cap Value Portfolio.....................     17,499         37,534     55,033
U.S. Targeted Value Portfolio......................      4,987         16,422     21,409
U.S. Small Cap Value Portfolio.....................      7,990         28,335     36,325
U.S. Core Equity 1 Portfolio.......................      6,903          5,449     12,352
U.S. Core Equity 2 Portfolio.......................      8,413         10,793     19,206
U.S. Vector Equity Portfolio.......................      2,934          6,801      9,735
U.S. Small Cap Portfolio...........................      5,559         25,529     31,088
U.S. Micro Cap Portfolio...........................      1,827         11,982     13,809
DFA Real Estate Securities Portfolio...............         --             --         --
International Core Equity Portfolio................      8,245             --      8,245
International Small Company Portfolio..............     11,013         11,430     22,443
United Kingdom Small Company Portfolio.............         39             62        101
DFA International Real Estate Securities Portfolio.        440             --        440
DFA Global Real Estate Securities Portfolio........      1,213             --      1,213
DFA International Small Cap Value Portfolio........     12,637          9,492     22,129
International Vector Equity Portfolio..............      1,612            255      1,867
World ex U.S.Targeted Value Portfolio..............        147             --        147
World ex U.S. Core Equity Portfolio................        479             --        479
Selectively Hedged Global Equity Portfolio.........        278             28        306

                                          NET INVESTMENT
                                            INCOME AND
                                            SHORT-TERM     LONG-TERM
                                          CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                          -------------- ------------- -------
  Emerging Markets Portfolio.............    $ 7,227            --     $ 7,227
  Emerging Markets Small Cap Portfolio...      6,063        $2,037       8,100
  Emerging Markets Value Portfolio.......     26,840            --      26,840
  Emerging Markets Core Equity Portfolio.     23,989            --      23,989

   At October 31, 2015, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                          UNDISTRIBUTED                                               TOTAL NET
                                          NET INVESTMENT                                            DISTRIBUTABLE
                                            INCOME AND   UNDISTRIBUTED                 UNREALIZED     EARNINGS
                                            SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION  (ACCUMULATED
                                          CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)    LOSSES)
                                          -------------- ------------- ------------- -------------- -------------
Enhanced U.S. Large Company
  Portfolio..............................    $  3,584      $  9,802             --    $      (111)   $    13,275
U.S. Large Cap Equity Portfolio..........       1,343            --      $  (1,351)        31,070         31,062
U.S. Large Cap Value Portfolio...........      30,479       643,969             --      4,499,039      5,173,487
U.S. Targeted Value Portfolio............      18,067       286,524             --        922,409      1,227,000
U.S. Small Cap Value Portfolio...........      26,815       487,346             --      2,227,303      2,741,464
U.S. Core Equity 1 Portfolio.............      22,875       160,144             --      3,275,015      3,458,034
U.S. Core Equity 2 Portfolio.............      25,668       296,053             --      4,046,832      4,368,553
U.S. Vector Equity Portfolio.............       4,523       119,585             --        931,331      1,055,439
U.S. Small Cap Portfolio.................      12,969       503,175             --      2,057,529      2,573,673
U.S. Micro Cap Portfolio.................       6,379       267,817             --      1,371,067      1,645,263
DFA Real Estate Securities Portfolio.....          --            --        (19,021)     1,926,171      1,907,150
Large Cap International Portfolio........      11,830            --       (268,884)       371,692        114,638
International Core Equity Portfolio......      28,345            --       (296,651)       466,496        198,190
International Small Company Portfolio....      94,660       205,951             --        665,626        966,237
Japanese Small Company Portfolio.........       6,330            --        (51,612)        29,782        (15,500)
Asia Pacific Small Company Portfolio.....       7,078            --        (33,794)       (46,165)       (72,881)
United Kingdom Small Company
  Portfolio..............................         441         1,632             --         10,389         12,462
Continental Small Company Portfolio......         446            --        (17,012)        31,682         15,116
DFA International Real Estate Securities
  Portfolio..............................      36,675            --       (215,456)       (49,047)      (227,828)
DFA Global Real Estate Securities
  Portfolio..............................      50,562            --         (1,213)       598,569        647,918
DFA International Small Cap Value
  Portfolio..............................     145,020       182,535             --      1,198,732      1,526,287
International Vector Equity Portfolio....       5,489         5,715             --         74,001         85,205
World ex U.S. Value Portfolio............         758            --           (345)        (7,850)        (7,437)
World ex U.S. Targeted Value Portfolio...         154            --        (12,694)         8,504         (4,036)
World ex U.S. Core Equity Portfolio......       3,618            --         (9,432)       (56,640)       (62,454)
World Core Equity Portfolio..............         122           132             --         (7,477)        (7,223)
Selectively Hedged Global Equity
  Portfolio..............................       5,273           620             --          6,326         12,219
Emerging Markets Portfolio...............      22,683            --       (120,360)       455,503        357,826
Emerging Markets Small Cap Portfolio.....      49,581        36,695             --       (252,718)      (166,442)
Emerging Markets Value Portfolio.........     177,986            --       (948,015)    (3,212,233)    (3,982,262)
Emerging Markets Core Equity
  Portfolio..............................      69,033            --       (489,868)    (1,224,806)    (1,645,641)

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2015, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                          EXPIRES ON OCTOBER 31,
                                     --------------------------------
                                      2016     2017    2018    2019   UNLIMITED  TOTAL
                                     ------- -------- ------- ------- --------- --------
Enhanced U.S. Large Company
  Portfolio.........................      --       --      --      --       --        --
U.S. Large Cap Equity Portfolio.....      --       --      --      -- $  1,351  $  1,351
U.S. Large Cap Value Portfolio......      --       --      --      --       --        --
U.S. Targeted Value Portfolio.......      --       --      --      --       --        --
U.S. Small Cap Value Portfolio......      --       --      --      --       --        --
U.S. Core Equity 1 Portfolio........      --       --      --      --       --        --
U.S. Core Equity 2 Portfolio........      --       --      --      --       --        --
U.S. Vector Equity Portfolio........      --       --      --      --       --        --
U.S. Small Cap Portfolio............      --       --      --      --       --        --
U.S. Micro Cap Portfolio............      --       --      --      --       --        --
DFA Real Estate Securities
  Portfolio.........................      --       --      -- $19,021       --    19,021
Large Cap International Portfolio... $19,004 $135,393 $14,311  12,549   87,627   268,884
International Core Equity Portfolio.      --   53,176      --      --  243,475   296,651
International Small Company
  Portfolio.........................      --       --      --      --       --        --
Japanese Small Company
  Portfolio.........................  19,909   13,952  12,208   5,543       --    51,612
Asia Pacific Small Company
  Portfolio.........................  16,317    8,261      --      --    9,216    33,794
United Kingdom Small Company
  Portfolio.........................      --       --      --      --       --        --
Continental Small Company
  Portfolio.........................   4,536    7,224   5,252      --       --    17,012
DFA International Real Estate
  Securities Portfolio..............  13,446   34,576  38,689  69,466   59,280   215,457
DFA Global Real Estate Securities
  Portfolio.........................      --       --     774      --      439     1,213
DFA International Small Cap Value
  Portfolio.........................      --       --      --      --       --        --
International Vector Equity
  Portfolio.........................      --       --      --      --       --        --
World ex U.S. Value Portfolio.......      --       --      --     345       --       345
World ex U.S. Targeted Value
  Portfolio.........................      --       --      --      --   12,694    12,694
World ex U.S. Core Equity
  Portfolio.........................      --       --      --      --    9,432     9,432
World Core Equity Portfolio.........      --       --      --      --       --        --
Selectively Hedged Global Equity
  Portfolio.........................      --       --      --      --       --        --
Emerging Markets Portfolio..........      --       --      --      --  120,360   120,360
Emerging Markets Small Cap
  Portfolio.........................      --       --      --      --       --        --

                                    EXPIRES ON OCTOBER 31,
                                   ------------------------
                                    2016   2017   2018 2019 UNLIMITED  TOTAL
                                   ------ ------- ---- ---- --------- --------
 Emerging Markets Value Portfolio.     --      --  --   --  $948,015  $948,015
 Emerging Markets Core Equity
   Portfolio...................... $7,080 $26,444  --   --   456,344   489,868

   During the year ended October 31, 2015, the Portfolios utilized the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

          DFA Real Estate Securities Portfolio............... $119,162
          Japanese Small Company Portfolio...................    7,558
          Continental Small Company Portfolio................    4,010
          DFA International Real Estate Securities Portfolio.       46
          World ex U.S. Value Portfolio......................    1,284

   At April 30, 2016, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                               NET
                                                                                            UNREALIZED
                                                     FEDERAL     UNREALIZED   UNREALIZED   APPRECIATION
                                                     TAX COST   APPRECIATION DEPRECIATION (DEPRECIATION)
                                                    ----------- ------------ ------------ --------------
Enhanced U.S. Large Company Portfolio.............. $   201,038  $      420  $       (39)  $       381
U.S. Large Cap Equity Portfolio....................     754,104      66,722      (33,616)       33,106
U.S. Large Cap Value Portfolio.....................  12,160,631   4,263,801           --     4,263,801
U.S. Targeted Value Portfolio......................   7,924,875   1,433,699     (650,474)      783,225
U.S. Small Cap Value Portfolio.....................  12,236,584   3,147,530   (1,126,117)    2,021,413
U.S. Core Equity 1 Portfolio.......................  12,154,053   3,633,629     (527,830)    3,105,799
U.S. Core Equity 2 Portfolio.......................  13,623,645   4,571,134     (733,278)    3,837,856
U.S. Vector Equity Portfolio.......................   3,314,855   1,109,783     (268,893)      840,890
U.S. Small Cap Portfolio...........................  12,312,007   2,704,405     (854,165)    1,850,240
U.S. Micro Cap Portfolio...........................   4,511,348   1,640,528     (460,739)    1,179,789
DFA Real Estate Securities Portfolio...............   5,137,242   2,155,309     (136,261)    2,019,048
Large Cap International Portfolio..................   3,257,992     622,467     (345,320)      277,147
International Core Equity Portfolio................  16,792,596   2,413,138   (2,070,813)      342,325
International Small Company Portfolio..............   8,784,390   1,041,451     (290,390)      751,061
Japanese Small Company Portfolio...................     403,788      22,827           --        22,827
Asia Pacific Small Company Portfolio...............     253,534      (6,917)     (17,610)      (24,527)
United Kingdom Small Company Portfolio.............      24,121       6,372           --         6,372
Continental Small Company Portfolio................     272,653      39,190           --        39,190
DFA International Real Estate Securities Portfolio.   3,937,641     292,959     (127,613)      165,346
DFA Global Real Estate Securities Portfolio........   3,738,565     790,560      (26,143)      764,417
DFA International Small Cap Value Portfolio........  13,042,270   2,690,430   (1,780,703)      909,727
International Vector Equity Portfolio..............   1,871,359     287,763     (218,661)       69,102
World ex U.S. Value Portfolio......................     191,216       1,479       (8,388)       (6,909)
World ex U.S. Targeted Value Portfolio.............     239,322      26,468      (14,551)       11,917
World ex U.S. Core Equity Portfolio................   1,633,022     101,272     (147,434)      (46,162)
World Core Equity Portfolio........................     240,525          --       (7,480)       (7,480)
Selectively Hedged Global Equity Portfolio.........     259,557       8,454       (3,723)        4,731
Emerging Markets Portfolio.........................   3,881,440     584,430           --       584,430
Emerging Markets Small Cap Portfolio...............   5,274,686     (47,518)    (145,067)     (192,585)
Emerging Markets Value Portfolio...................  18,120,622    (169,390)  (2,347,291)   (2,516,681)
Emerging Markets Core Equity Portfolio.............  17,913,808   2,427,192   (3,030,582)     (603,390)

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Portfolio's tax positions and has concluded that no additional provision for income tax is required in any Portfolio's financial statements. No Portfolio is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. CAPITAL SHARE TRANSACTIONS:

   The capital share transactions by class were as follows (amounts in thousands):

                                                         SIX MONTHS ENDED          YEAR ENDED
                                                          APRIL 30, 2016         OCT. 31, 2015
                                                       --------------------  ---------------------
                                                            (UNAUDITED)
                                                          AMOUNT     SHARES     AMOUNT     SHARES
                                                       -----------  -------  -----------  --------
U.S. TARGETED VALUE PORTFOLIO
Class R1 Shares
 Shares Issued........................................ $     4,631      237  $    32,126     1,408
 Shares Issued in Lieu of Cash Distributions..........       1,907       95        1,658        78
 Shares Redeemed......................................     (11,180)    (572)      (7,954)     (357)
                                                       -----------  -------  -----------  --------
Net Increase (Decrease) -- Class R1 Shares............ $    (4,642)    (240) $    25,830     1,129
                                                       ===========  =======  ===========  ========
Class R2 Shares
 Shares Issued........................................ $    37,348    1,816  $    91,125     4,038
 Shares Issued in Lieu of Cash Distributions..........       7,229      363        4,855       231
 Shares Redeemed......................................     (21,257)  (1,072)     (35,030)   (1,563)
                                                       -----------  -------  -----------  --------
Net Increase (Decrease) -- Class R2 Shares............ $    23,320    1,107  $    60,950     2,706
                                                       ===========  =======  ===========  ========
Institutional Class Shares
 Shares Issued........................................ $ 1,152,012   59,573  $ 2,738,417   122,334
 Shares Issued in Lieu of Cash Distributions..........     314,281   15,727      299,961    14,250
 Shares Redeemed......................................    (680,557) (34,492)  (1,098,528)  (49,444)
                                                       -----------  -------  -----------  --------
Net Increase (Decrease) -- Institutional Class Shares. $   785,736   40,808  $ 1,939,850    87,140
                                                       ===========  =======  ===========  ========

EMERGING MARKETS VALUE PORTFOLIO
Class R2 Shares
 Shares Issued........................................ $    12,755      614  $    30,224     1,180
 Shares Issued in Lieu of Cash Distributions..........       1,372       66        1,822        79
 Shares Redeemed......................................      (9,399)    (464)     (36,071)   (1,484)
                                                       -----------  -------  -----------  --------
Net Increase (Decrease) -- Class R2 Shares............ $     4,728      216  $    (4,025)     (225)
                                                       ===========  =======  ===========  ========
Institutional Class Shares
 Shares Issued........................................ $ 1,857,426   90,417  $ 3,605,561   146,249
 Shares Issued in Lieu of Cash Distributions..........     226,337   10,981      330,322    14,260
 Shares Redeemed......................................  (1,830,342) (88,917)  (4,083,777) (163,185)
                                                       -----------  -------  -----------  --------
Net Increase (Decrease) -- Institutional Class Shares. $   253,421   12,481  $  (147,894)   (2,676)
                                                       ===========  =======  ===========  ========

   The Board of Directors of the Fund authorized the conversion of the Class R2 Shares of Emerging Markets Value Portfolio to the Class R2A Shares. The Class R2 Shares of Emerging Markets Value Portfolio ceased to be offered and available for purchase upon the close of business on December 3, 2010. Following the conversion, shareholders and investors purchased and redeemed Class R2A Shares of the Portfolio. The value of a shareholder's investment in the Portfolio was not impacted by the conversion; however, a shareholder received fewer Class R2A Shares than the number of Class R2 Shares held at the time of the conversion because the Class R2A Shares had a higher net asset value per share. Effective February 28, 2011, Class R2A Shares were renamed to Class R2 Shares.

   The per share data in the financial highlights prior to the year ended October 31, 2011 have been retroactively restated to reflect the conversion.

H. FINANCIAL INSTRUMENTS:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest either directly or indirectly through their investment in a corresponding Master Fund, in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   2. Forward Currency Contracts: Enhanced U.S. Large Company Portfolio, International Equity Portfolios and Selectively Hedged Global Equity Portfolio may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The Enhanced U.S. Large Company Portfolio may also enter into forward currency contracts to transfer balances from one currency to another currency. The Selectively Hedged Global Equity Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge a Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation from translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions. At April 30, 2016, the following Portfolios had entered into the following contracts and the net unrealized foreign exchange gain (loss) is reflected in the accompanying financial statements (amounts in thousands):

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO*

                                                                              UNREALIZED
                                                                                FOREIGN
SETTLEMENT CURRENCY                                   CONTRACT    VALUE AT     EXCHANGE
   DATE    AMOUNT**      CURRENCY       COUNTERPARTY   AMOUNT  APRIL 30, 2016 GAIN (LOSS)
---------- -------- ------------------ -------------- -------- -------------- -----------
 05/03/16    430    Mexican Peso       Citibank, N.A.   $ 25        $ 25           --
 05/03/16    112    New Zealand Dollar Citibank, N.A.     78          78           --
                                                        ----        ----         ----
                                                        $103        $103           --
                                                        ====        ====         ====

* During the six months ended April 30, 2016, the Portfolio's average contract amount of forward currency contracts was $17 (in thousands).

**Positive Currency Amount represents a purchase contract and a Currency Amount in parentheses represents a sale contract.

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO*

                                                                                           UNREALIZED
                                                                                             FOREIGN
SETTLEMENT CURRENCY                                                CONTRACT    VALUE AT     EXCHANGE
   DATE    AMOUNT**      CURRENCY             COUNTERPARTY          AMOUNT  APRIL 30, 2016 GAIN (LOSS)
---------- -------- ------------------ --------------------------- -------- -------------- -----------
 05/03/16   3,367   Australian Dollar  Citibank, N.A.               $2,560      $2,559         $(1)
 05/02/16      13   Canadian Dollar    Citibank, N.A.                   10          10          --
 05/03/16   1,356   Canadian Dollar    State Street Bank and Trust   1,081       1,081          --
 05/03/16   2,122   Hong Kong Dollar   Citibank, N.A.                  274         274          --
 05/04/16   2,892   Hong Kong Dollar   Citibank, N.A.                  373         373          --
 05/03/16      91   New Zealand Dollar Citibank, N.A.                   64          64          --
                                                                    ------      ------         ---
                                                                    $4,362      $4,361         $(1)
                                                                    ======      ======         ===

* During the six months ended April 30, 2016, the Portfolio's average contract amount of forward currency contracts was $731 (in thousands).

**Positive Currency Amount represents a purchase contract and a Currency Amount in parentheses represents a sale contract.

WORLD EX U.S. TARGETED VALUE PORTFOLIO*

                                                                            UNREALIZED
                                                                              FOREIGN
SETTLEMENT CURRENCY                                 CONTRACT    VALUE AT     EXCHANGE
   DATE    AMOUNT**     CURRENCY      COUNTERPARTY   AMOUNT  APRIL 30, 2016 GAIN (LOSS)
---------- -------- ---------------- -------------- -------- -------------- -----------
 05/03/16     14    Canadian Dollar  Citibank, N.A.   $11         $11            --
 05/04/16    323    Hong Kong Dollar Citibank, N.A.    42          42            --
                                                      ---         ---          ----
                                                      $53         $53            --
                                                      ===         ===          ====

* During the six months ended April 30, 2016, the Portfolio's average contract amount of forward currency contracts was $9 (in thousands).

**Positive Currency Amount represents a purchase contract and a Currency Amount in parentheses represents a sale contract.

WORLD EX U.S. CORE EQUITY PORTFOLIO*

                                                                            UNREALIZED
                                                                              FOREIGN
SETTLEMENT CURRENCY                                 CONTRACT    VALUE AT     EXCHANGE
   DATE    AMOUNT**     CURRENCY      COUNTERPARTY   AMOUNT  APRIL 30, 2016 GAIN (LOSS)
---------- -------- ---------------- -------------- -------- -------------- -----------
 05/03/16      24   Canadian Dollar  Citibank, N.A.   $ 19        $ 19           --
 05/03/16   4,233   Hong Kong Dollar Citibank, N.A.    546         546           --
 05/04/16   1,954   Hong Kong Dollar Citibank, N.A.    252         252           --
 05/03/16     805   Mexican Peso     Citibank, N.A.     47          47           --
                                                      ----        ----         ----
                                                      $864        $864           --
                                                      ====        ====         ====

* During the six months ended April 30, 2016, the Portfolio's average contract amount of forward currency contracts was $144 (in thousands).

**Positive Currency Amount represents a purchase contract and a Currency Amount in parentheses represents a sale contract.

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO*

                                                                                              UNREALIZED
                                                                                                FOREIGN
SETTLEMENT  CURRENCY                                                 CONTRACT     VALUE AT     EXCHANGE
   DATE     AMOUNT**       CURRENCY            COUNTERPARTY           AMOUNT   APRIL 30, 2016 GAIN (LOSS)
---------- ----------  ---------------- ---------------------------- --------  -------------- -----------
 05/09/16     (11,889) Denmark Krone    Citibank, N.A.               $ (1,789)    $ (1,829)     $   (40)
 05/12/16     (20,740) Euro             UBS AG                        (23,638)     (23,754)        (116)
 05/10/16     (57,232) Hong Kong Dollar State Street Bank and Trust    (7,380)      (7,379)           1
 05/11/16  (2,185,496) Japanese Yen     JP Morgan                     (19,504)     (20,542)      (1,038)
 05/23/16     (22,578) Swedish Krona    UBS AG                         (2,797)      (2,814)         (17)

                                                                             UNREALIZED
                                                                               FOREIGN
SETTLEMENT CURRENCY                                 CONTRACT     VALUE AT     EXCHANGE
   DATE    AMOUNT**     CURRENCY      COUNTERPARTY   AMOUNT   APRIL 30, 2016 GAIN (LOSS)
---------- -------- ----------------- ------------  --------  -------------- -----------
 05/06/16   (5,861) Swiss Franc                     $ (6,088)    $ (6,110)     $   (22)
 05/23/16  (10,622) UK Pound Sterling  JP Morgan     (15,323)     (15,522)        (199)
                                                    --------     --------      -------
                                                    $(76,519)    $(77,950)     $(1,431)
                                                    ========     ========      =======

* During the six months ended April 30, 2016, the Portfolio's average contract amount of forward currency contracts was $108,092 (in thousands).

**Positive Currency Amount represents a purchase contract and a Currency Amount in parentheses represents a sale contract.

EMERGING MARKETS CORE EQUITY PORTFOLIO*

                                                                            UNREALIZED
                                                                              FOREIGN
SETTLEMENT CURRENCY                                 CONTRACT    VALUE AT     EXCHANGE
   DATE    AMOUNT**     CURRENCY      COUNTERPARTY   AMOUNT  APRIL 30, 2016 GAIN (LOSS)
---------- -------- ---------------- -------------- -------- -------------- -----------
 05/03/16   17,967  Hong Kong Dollar Citibank, N.A.  $2,316      $2,316          --
 05/04/16   33,687  Hong Kong Dollar Citibank, N.A.   4,342       4,343         $ 1
 05/03/16    7,110  Mexican Peso     Citibank, N.A.     413         413          --
                                                     ------      ------         ---
                                                     $7,071      $7,072         $ 1
                                                     ======      ======         ===

* During the six months ended April 30, 2016, the Portfolio's average contract amount of forward currency contracts was $1,179 (in thousands).

**Positive Currency Amount represents a purchase contract and a Currency Amount in parentheses represents a sale contract.

   Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

   3. Futures Contracts: The Portfolios may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolios. The Portfolios, however, do not intend to sell futures contracts to establish short positions in individual securities. Additionally, Enhanced U.S. Large Company Portfolio may also use futures contracts and options thereon to hedge against securities prices or as part of its overall investment strategy. The Selectively Hedged Global Equity Portfolio may also use futures contracts to hedge some or all of the currency exposure of its foreign securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At April 30, 2016, the following Portfolios had the following outstanding futures contracts (dollar amounts in thousands):

                                              EXPIRATION NUMBER OF  CONTRACT UNREALIZED     CASH
                               DESCRIPTION       DATE    CONTRACTS*  VALUE   GAIN (LOSS) COLLATERAL
                             -------------    ---------- ---------- -------- ----------- ----------
Enhanced U.S. Large Company
  Portfolio................. S&P 500 Index(R)  06/16/16     391     $201,277   $18,023        --
                                                                    --------   -------      ----
                                                                    $201,277   $18,023        --
                                                                    ========   =======      ====

* During the six months ended April 30, 2016, Portfolio's average notional contract amount of outstanding futures contracts was $199,058 (amount in thousands).

                                            EXPIRATION NUMBER OF  CONTRACT UNREALIZED     CASH
                          DESCRIPTION          DATE    CONTRACTS*  VALUE   GAIN (LOSS) COLLATERAL
                     -------------------    ---------- ---------- -------- ----------- ----------
U.S. Targeted Value
  Portfolio......... S&P 500 Emini Index(R)  06/17/16     610     $62,803    $2,421      $2,745
                                                                  -------    ------      ------
                                                                  $62,803    $2,421      $2,745
                                                                  =======    ======      ======

* During the six months ended April 30, 2016, Portfolio's average notional contract amount of outstanding futures contracts was $39,506 (amount in thousands).

                                             EXPIRATION NUMBER OF  CONTRACT UNREALIZED     CASH
                           DESCRIPTION          DATE    CONTRACTS*  VALUE   GAIN (LOSS) COLLATERAL
                      -------------------    ---------- ---------- -------- ----------- ----------
U.S. Small Cap Value
  Portfolio.......... Russell 2000 Index(R)   06/17/16      353    $ 39,804   $2,085      $1,954
U.S. Small Cap Value
  Portfolio.......... S&P 500 Emini Index(R)  06/17/16    1,453     149,594    5,768       7,346
                                                                   --------   ------      ------
                                                                   $189,398   $7,853      $9,300
                                                                   ========   ======      ======

* During the six months ended April 30, 2016, Portfolio's average notional contract amount of outstanding futures contracts was $193,773 (amount in thousands).

                                                     EXPIRATION NUMBER OF  CONTRACT UNREALIZED     CASH
                                   DESCRIPTION          DATE    CONTRACTS*  VALUE   GAIN (LOSS) COLLATERAL
                              -------------------    ---------- ---------- -------- ----------- ----------
U.S. Core Equity 1 Portfolio. S&P 500 Emini Index(R)  06/17/16     890     $91,630    $3,532      $4,005
                                                                           -------    ------      ------
                                                                           $91,630    $3,532      $4,005
                                                                           =======    ======      ======

* During the six months ended April 30, 2016, Portfolio's average notional contract amount of outstanding futures contracts was $57,536 (amount in thousands).

                                           EXPIRATION NUMBER OF  CONTRACT UNREALIZED     CASH
                         DESCRIPTION          DATE    CONTRACTS*  VALUE   GAIN (LOSS) COLLATERAL
                    -------------------    ---------- ---------- -------- ----------- ----------
U.S. Core Equity 2
  Portfolio........ S&P 500 Emini Index(R)  06/17/16    1,000    $102,955   $3,968      $4,500
                                                                 --------   ------      ------
                                                                 $102,955   $3,968      $4,500
                                                                 ========   ======      ======

* During the six months ended April 30, 2016, Portfolio's average notional contract amount of outstanding futures contracts was $64,632 (amount in thousands).

                                                     EXPIRATION NUMBER OF  CONTRACT UNREALIZED     CASH
                                   DESCRIPTION          DATE    CONTRACTS*  VALUE   GAIN (LOSS) COLLATERAL
                              -------------------    ---------- ---------- -------- ----------- ----------
U.S. Vector Equity Portfolio. S&P 500 Emini Index(R)  06/17/16     230     $23,680     $913       $1,035
                                                                           -------     ----       ------
                                                                           $23,680     $913       $1,035
                                                                           =======     ====       ======

* During the six months ended April 30, 2016, Portfolio's average notional contract amount of outstanding futures contracts was $14,927 (amount in thousands).

                                                 EXPIRATION NUMBER OF  CONTRACT UNREALIZED     CASH
                               DESCRIPTION          DATE    CONTRACTS*  VALUE   GAIN (LOSS) COLLATERAL
                          -------------------    ---------- ---------- -------- ----------- ----------
U.S. Small Cap Portfolio. Russell 2000 Index(R)   06/17/16     632     $ 71,264   $3,731      $1,609
U.S. Small Cap Portfolio. S&P 500 Emini Index(R)  06/17/16     336       34,593    1,333       3,316
                                                                       --------   ------      ------
                                                                       $105,857   $5,064      $4,925
                                                                       ========   ======      ======

* During the six months ended April 30, 2016, Portfolio's average notional contract amount of outstanding futures contracts was $71,847 (amount in thousands).

                                                EXPIRATION NUMBER OF  CONTRACT UNREALIZED     CASH
                               DESCRIPTION         DATE    CONTRACTS*  VALUE   GAIN (LOSS) COLLATERAL
                          ------------------    ---------- ---------- -------- ----------- ----------
U.S. Micro Cap Portfolio. Russell 2000 Index(R)  06/17/16     370     $41,721    $2,178      $1,998
                                                                      -------    ------      ------
                                                                      $41,721    $2,178      $1,998
                                                                      =======    ======      ======

* During the six months ended April 30, 2016, Portfolio's average notional contract amount of outstanding futures contracts was $38,777 (amount in thousands).

                                                   EXPIRATION NUMBER OF  CONTRACT UNREALIZED     CASH
                                 DESCRIPTION          DATE    CONTRACTS*  VALUE   GAIN (LOSS) COLLATERAL
                            -------------------    ---------- ---------- -------- ----------- ----------
DFA Real Estate Securities
  Portfolio................ S&P 500 Emini Index(R)  06/17/16     645     $66,406    $1,535      $2,903
                                                                         -------    ------      ------
                                                                         $66,406    $1,535      $2,903
                                                                         =======    ======      ======

* During the six months ended April 30, 2016, Portfolio's average notional contract amount of outstanding futures contracts was $36,282 (amount in thousands).

                                                 EXPIRATION NUMBER OF  CONTRACT UNREALIZED     CASH
                               DESCRIPTION          DATE    CONTRACTS*  VALUE   GAIN (LOSS) COLLATERAL
                         --------------------    ---------- ---------- -------- ----------- ----------
Large Cap International
  Portfolio............. Mini MSCI EAFE Index(R)  06/17/16     148     $12,298     $408       $  531
Large Cap International
  Portfolio............. S&P 500 Emini Index(R)   06/17/16     115      11,840      334          512
                                                                       -------     ----       ------
                                                                       $24,138     $742       $1,043
                                                                       =======     ====       ======

* During the six months ended April 30, 2016, Portfolio's average notional contract amount of outstanding futures contracts was $15,929 (amount in thousands).

                                                  EXPIRATION NUMBER OF  CONTRACT UNREALIZED     CASH
                                DESCRIPTION          DATE    CONTRACTS*  VALUE   GAIN (LOSS) COLLATERAL
                           -------------------    ---------- ---------- -------- ----------- ----------
International Core Equity
  Portfolio............... S&P 500 Emini Index(R)  06/17/16    1,269    $130,650   $1,194      $5,711
                                                                        --------   ------      ------
                                                                        $130,650   $1,194      $5,711
                                                                        ========   ======      ======

* During the six months ended April 30, 2016, Portfolio's average notional contract amount of outstanding futures contracts was $76,825 (amount in thousands).

                                                   EXPIRATION NUMBER OF  CONTRACT UNREALIZED     CASH
                                  DESCRIPTION         DATE    CONTRACTS*  VALUE   GAIN (LOSS) COLLATERAL
                             ------------------    ---------- ---------- -------- ----------- ----------
International Small Company
  Portfolio................. Russell 2000 Index(R)  06/17/16     700     $78,932    $3,478      $3,780
                                                                         -------    ------      ------
                                                                         $78,932    $3,478      $3,780
                                                                         =======    ======      ======

* During the six months ended April 30, 2016, Portfolio's average notional contract amount of outstanding futures contracts was $42,641 (amount in thousands).

                                                      EXPIRATION NUMBER OF  CONTRACT UNREALIZED     CASH
                                    DESCRIPTION          DATE    CONTRACTS*  VALUE   GAIN (LOSS) COLLATERAL
                               -------------------    ---------- ---------- -------- ----------- ----------
DFA International Real Estate
  Securities Portfolio........ S&P 500 Emini Index(R)  06/17/16     270     $27,798     $659       $1,215
                                                                            -------     ----       ------
                                                                            $27,798     $659       $1,215
                                                                            =======     ====       ======

* During the six months ended April 30, 2016, Portfolio's average notional contract amount of outstanding futures contracts was $16,905 (amount in thousands).

                                                    EXPIRATION NUMBER OF  CONTRACT UNREALIZED     CASH
                                  DESCRIPTION          DATE    CONTRACTS*  VALUE   GAIN (LOSS) COLLATERAL
                             -------------------    ---------- ---------- -------- ----------- ----------
DFA International Small Cap
  Value Portfolio........... Russell 2000 Index(R)   06/17/16    1,002    $112,986   $5,334      $5,354
DFA International Small Cap
  Value Portfolio........... S&P 500 Emini Index(R)  06/17/16      150      15,443      366         732
                                                                          --------   ------      ------
                                                                          $128,429   $5,700      $6,086
                                                                          ========   ======      ======

* During the six months ended April 30, 2016, Portfolio's average notional contract amount of outstanding futures contracts was $85,704 (amount in thousands).

                                                  EXPIRATION NUMBER OF  CONTRACT UNREALIZED     CASH
                                DESCRIPTION          DATE    CONTRACTS*  VALUE   GAIN (LOSS) COLLATERAL
                           -------------------    ---------- ---------- -------- ----------- ----------
Selectively Hedged Global
  Equity Portfolio........ S&P 500 Emini Index(R)  06/17/16     114     $11,737     $351        $545
                                                                        -------     ----        ----
                                                                        $11,737     $351        $545
                                                                        =======     ====        ====

* During the six months ended April 30, 2016, Portfolio's average notional contract amount of outstanding futures contracts was $22,265 (amount in thousands).

                                              EXPIRATION NUMBER OF  CONTRACT UNREALIZED     CASH
                            DESCRIPTION          DATE    CONTRACTS*  VALUE   GAIN (LOSS) COLLATERAL
                       -------------------    ---------- ---------- -------- ----------- ----------
Emerging Markets Core  Mini MSCI Emerging
  Equity Portfolio.... Markets Index(R)        06/17/16    2,779    $116,496   $6,278      $3,896
Emerging Markets Core
  Equity Portfolio.... S&P 500 Emini Index(R)  06/17/16      572      58,890      244       1,970
                                                                    --------   ------      ------
                                                                    $175,386   $6,522      $5,866
                                                                    ========   ======      ======

* During the six months ended April 30, 2016, Portfolio's average notional contract amount of outstanding futures contracts was $94,325 (amount in thousands).

  Securities have been segregated as collateral for open futures contracts.

   The following is a summary of the location of derivatives on the Portfolios' Statements of Assets and Liabilities as of April 30, 2016:

                                LOCATION ON THE STATEMENTS OF ASSETS AND
                                              LIABILITIES
                           ---------------------------------------------------
 DERIVATIVE TYPE              ASSET DERIVATIVES        LIABILITY DERIVATIVES
 ---------------           ------------------------   ------------------------
 Foreign exchange          Unrealized Gain on         Unrealized Loss on
   contracts                 Forward Currency           Forward Currency
                             Contracts                  Contracts

 Equity contracts                                     Payables: Futures Margin
                                                        Variation

   The following is a summary of the Portfolios' derivative instrument holdings categorized by primary risk exposure as of April 30, 2016 (amounts in thousands):

                                                         ASSET DERIVATIVES VALUE
                                                    ---------------------------------
                                                     TOTAL VALUE    FOREIGN
                                                          AT       EXCHANGE   EQUITY
                                                    APRIL 30, 2016 CONTRACTS CONTRACTS
                                                    -------------- --------- ---------
Enhanced U.S. Large Company Portfolio..............    $18,023           --   $18,023*
U.S. Targeted Value Portfolio......................      2,421           --     2,421*
U.S. Small Cap Value Portfolio.....................      7,853           --     7,853*
U.S. Core Equity 1 Portfolio.......................      3,532           --     3,532*
U.S. Core Equity 2 Portfolio.......................      3,968           --     3,968*
U.S. Vector Equity Portfolio.......................        913           --       913*
U.S. Small Cap Portfolio...........................      5,064           --     5,064*
U.S. Micro Cap Portfolio...........................      2,178           --     2,178*
DFA Real Estate Securities Portfolio...............      1,535           --     1,535*
Large Cap International Portfolio..................        742           --       742*
International Core Equity Portfolio................      1,194           --     1,194*
International Small Company Portfolio..............      3,478           --     3,478*
DFA International Real Estate Securities Portfolio.        659           --       659*
DFA International Small Cap Value Portfolio........      5,700           --     5,700*
Selectively Hedged Global Equity Portfolio.........        352      $     1       351*
Emerging Markets Core Equity Portfolio.............      6,523            1     6,522*

                                                       LIABILITY DERIVATIVES VALUE
                                                    ---------------------------------
                                                     TOTAL VALUE    FOREIGN
                                                          AT       EXCHANGE   EQUITY
                                                    APRIL 30, 2016 CONTRACTS CONTRACTS
                                                    -------------- --------- ---------
DFA International Small Cap Value Portfolio........    $    (1)     $    (1)       --
Selectively Hedged Global Equity Portfolio.........     (1,432)      (1,432)       --

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statements of Assets and Liabilities.

   The following is a summary of the location on the Portfolios' Statements of Operations of realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings through the six months ended
April 30, 2016:

DERIVATIVE TYPE             LOCATION OF GAIN (LOSS) ON DERIVATIVES
---------------             --------------------------------------
Foreign exchange contracts  Net Realized Gain (Loss) on: Foreign Currency Transactions
                            Change in Unrealized Appreciation (Depreciation) of:
                              Translation of Foreign Currency Denominated Amounts

Equity contracts            Net Realized Gain (Loss) on: Futures
                            Change in Unrealized Appreciation (Depreciation) of:
                              Futures

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure through the six months ended April 30, 2016 (amounts in thousands):

                                             REALIZED GAIN (LOSS) ON DERIVATIVES
                                             ----------------------------------
                                                          FOREIGN
                                                         EXCHANGE     EQUITY
                                               TOTAL     CONTRACTS   CONTRACTS
                                              --------   ---------   ---------
      Enhanced U.S. Large Company Portfolio. $(17,276)      --       $(17,276)
      U.S. Targeted Value Portfolio.........    1,705       --          1,705

                                                    REALIZED GAIN (LOSS) ON DERIVATIVES
                                                    ----------------------------------
                                                                 FOREIGN
                                                                EXCHANGE     EQUITY
                                                     TOTAL      CONTRACTS   CONTRACTS
                                                     -------    ---------   ---------
U.S. Small Cap Value Portfolio..................... $22,223           --     $22,223
U.S. Core Equity 1 Portfolio.......................   3,994           --       3,994
U.S. Core Equity 2 Portfolio.......................   4,534           --       4,534
U.S. Vector Equity Portfolio.......................   1,179           --       1,179
U.S. Small Cap Portfolio...........................   3,279           --       3,279
U.S. Micro Cap Portfolio...........................  (1,164)          --      (1,164)
DFA Real Estate Securities Portfolio...............   2,614           --       2,614
Large Cap International Portfolio..................   1,001           --       1,001
International Core Equity Portfolio................  10,009           --      10,009
International Small Company Portfolio..............   5,936           --       5,936
DFA International Real Estate Securities Portfolio.   1,792           --       1,792
DFA International Small Cap Value Portfolio........  14,562           --      14,562
International Vector Equity Portfolio*.............     182           --         182
World ex U.S. Targeted Value Portfolio.............       1      $     1          --
World ex U.S. Core Equity Portfolio*...............    (629)          --        (629)
Selectively Hedged Global Equity Portfolio.........  (1,432)      (1,889)        457
Emerging Markets Core Equity Portfolio.............  10,674            2      10,672

                                                    CHANGE IN UNREALIZED APPRECIATION
                                                    (DEPRECIATION) ON DERIVATIVES
                                                    --------------------------------
                                                                FOREIGN
                                                               EXCHANGE     EQUITY
                                                     TOTAL     CONTRACTS   CONTRACTS
                                                     -------   ---------   ---------
Enhanced U.S. Large Company Portfolio.............. $17,228          --     $17,228
U.S. Targeted Value Portfolio......................   2,421          --       2,421
U.S. Small Cap Value Portfolio.....................   7,853          --       7,853
U.S. Core Equity 1 Portfolio.......................   3,532          --       3,532
U.S. Core Equity 2 Portfolio.......................   3,968          --       3,968
U.S. Vector Equity Portfolio.......................     913          --         913
U.S. Small Cap Portfolio...........................   5,064          --       5,064
U.S. Micro Cap Portfolio...........................   2,178          --       2,178
DFA Real Estate Securities Portfolio...............   1,535          --       1,535
Large Cap International Portfolio..................     742          --         742
International Core Equity Portfolio................   1,194          --       1,194
International Small Company Portfolio..............   3,478          --       3,478
DFA International Real Estate Securities Portfolio.     659          --         659
DFA International Small Cap Value Portfolio........   5,699     $    (1)      5,700
Selectively Hedged Global Equity Portfolio.........  (1,832)     (1,431)       (401)
Emerging Markets Core Equity Portfolio.............   6,522          --       6,522

* As of April 30, 2016, there were no futures contracts outstanding. During the six months ended April 30, 2016, the Portfolios had limited activity in futures contracts.

OFFSETTING OF DERIVATIVE ASSETS AND DERIVATIVE LIABILITIES

   The following tables present the Portfolios' gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of April 30, 2016 (Amounts in thousands):

                                                                 GROSS AMOUNTS NOT                         GROSS AMOUNTS NOT
                                                                   OFFSET IN THE                             OFFSET IN THE
                                                                STATEMENTS OF ASSETS                      STATEMENTS OF ASSETS
                                                      GROSS       AND LIABILITIES               GROSS       AND LIABILITIES
                                                    AMOUNTS OF ----------------------        AMOUNTS OF  ----------------------
                                                    RECOGNIZED  FINANCIAL     CASH     NET   RECOGNIZED   FINANCIAL     CASH
                                                      ASSETS   INSTRUMENTS COLLATERAL AMOUNT LIABILITIES INSTRUMENTS COLLATERAL
DESCRIPTION                                            (A)         (B)      RECEIVED   (C)       (A)         (D)      PLEDGED
-----------                                         ---------- ----------- ---------- ------ ----------- ----------- ----------
                                                                     ASSETS                                 LIABILITIES
                                                    ---------------------------------------- ----------------------------------
DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
Forward Currency Contracts.........................     --          --         --       --         --         --         --

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
Forward Currency Contracts.........................     --          --         --       --     $    1         --         --

WORLD EX U.S. TARGETED VALUE PORTFOLIO
Forward Currency Contracts.........................     --          --         --       --         --         --         --

WORLD EX U.S. CORE EQUITY PORTFOLIO
Forward Currency Contracts.........................     --          --         --       --         --         --         --
SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO
Forward Currency Contracts.........................    $ 1         $(1)        --       --      1,432        $(1)        --

EMERGING MARKETS CORE EQUITY PORTFOLIO
Forward Currency Contracts.........................      1          --         --      $ 1         --         --         --





                                                     NET
                                                    AMOUNT
DESCRIPTION                                          (E)
-----------                                         ------

                                                    -------
DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
Forward Currency Contracts.........................     --

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
Forward Currency Contracts......................... $    1

WORLD EX U.S. TARGETED VALUE PORTFOLIO
Forward Currency Contracts.........................     --

WORLD EX U.S. CORE EQUITY PORTFOLIO
Forward Currency Contracts.........................     --
SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO
Forward Currency Contracts.........................  1,431

EMERGING MARKETS CORE EQUITY PORTFOLIO
Forward Currency Contracts.........................     --

(a)No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.

(b)Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)Represents the net amount due from counterparties in the event of default.

(d)Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)Represents the net amount due to counterparties in the event of default.

   Note K contains information regarding securities lending amounts that are subject to netting arrangements.

I. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 30, 2016, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 29, 2017.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank effective January 8, 2016. A line of credit with similar terms was in effect through January 7, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 7, 2017.

   For the six months ended April 30, 2016, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                          WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                           AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING
                                        INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
                                        ------------- ------------ ------------ -------- ---------------
U.S. Large Cap Equity Portfolio........     1.01%       $ 2,730         23        $ 2       $  8,804
U.S. Targeted Value Portfolio..........     0.89%        11,611          2          1         19,633
U.S. Vector Equity Portfolio...........     0.87%         1,177          3         --          1,177
Large Cap International Portfolio......     1.11%         1,307          2         --          1,627
International Core Equity Portfolio....     1.10%        32,535         13         13         55,150
International Small Company Portfolio..     1.00%         3,790         13          1         18,387
DFA International Small Cap Value
  Portfolio............................     1.04%        31,688          8          7         61,254
International Vector Equity Portfolio..     1.11%         3,727         26          3          8,719
World ex U.S. Value Portfolio..........     1.04%           396         36         --          3,180
World ex U.S. Targeted Value Portfolio.     1.09%         2,834         45          4          7,642
World ex U.S. Core Equity Portfolio....     0.94%         2,673         10          1          5,264
World Core Equity Portfolio............     1.07%         1,199         14          1          4,841
Emerging Markets Core Equity Portfolio.     0.94%        36,977         28         26        121,214

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2016, that each Portfolio's available line of credit was utilized.

   There were no outstanding borrowings by the Portfolios under the lines of credit as of April 30, 2016.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Portfolios did not utilize the interfund lending program during the six months ended April 30, 2016.

J. AFFILIATED TRADES:

   Cross trades for the six months ended April 30, 2016, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment adviser (or affiliated investment advisers), common directors and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the requirements and restrictions set forth by Rule 17a-7 under the 1940 Act.

   For the six months ended April 30, 2016, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

                                                             REALIZED
        PORTFOLIO                        PURCHASES  SALES   GAIN (LOSS)
        ---------                        --------- -------- -----------
        U.S. Large Cap Equity Portfolio.  $10,314  $ 13,457   (1,828)
        U.S. Targeted Value Portfolio...   82,653   103,104   17,335
        U.S. Small Cap Value Portfolio..   22,074   152,687    1,187

                                                                   REALIZED
   PORTFOLIO                                    PURCHASES  SALES  GAIN (LOSS)
   ---------                                    --------- ------- -----------
   U.S. Core Equity 1 Portfolio................ $ 75,402  $25,488   (4,204)
   U.S. Core Equity 2 Portfolio................   71,763   24,273   (2,224)
   U.S. Vector Equity Portfolio................   11,468   13,038    3,752
   U.S. Small Cap Portfolio....................  103,725   15,714    5,298
   U.S. Micro Cap Portfolio....................   34,604   43,609   27,161
   DFA Real Estate Securities Portfolio........    3,382       --       --
   Large Cap International Portfolio...........       90       --       --
   International Core Equity Portfolio.........       --      204      110
   DFA International Small Cap Value Portfolio.    2,273      441   (8,736)
   International Vector Equity Portfolio.......       --       66       (1)
   World ex U.S. Core Equity Portfolio.........       19       --       --

K. SECURITIES LENDING:

   As of April 30, 2016, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. In addition, the following Portfolios received non-cash collateral consisting of short-and/or long-term U.S. government securities as follows (amounts in thousands):

                                                               MARKET
                                                               VALUE
                                                              --------
          U.S. Large Cap Equity Portfolio.................... $  6,350
          U.S. Targeted Value Portfolio......................  329,340
          U.S. Small Cap Value Portfolio.....................  227,480
          U.S. Core Equity 1 Portfolio.......................  630,249
          U.S. Core Equity 2 Portfolio.......................  638,254
          U.S. Vector Equity Portfolio.......................  142,993
          U.S. Small Cap Portfolio...........................  278,111
          U.S. Micro Cap Portfolio...........................   87,962
          DFA Real Estate Securities Portfolio...............  151,829
          Large Cap International Portfolio..................    2,284
          International Core Equity Portfolio................   29,808
          DFA International Real Estate Securities Portfolio.    1,378
          DFA International Small Cap Value Portfolio........   16,899
          International Vector Equity Portfolio..............    3,256
          World ex U.S. Targeted Value Portfolio.............    1,068
          World ex U.S. Core Equity Portfolio................    8,217
          Emerging Markets Core Equity Portfolio.............  714,268

   Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, each Portfolio will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2016:

                                             REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                           AS OF APRIL 30, 2016
                                       ------------------------------------------------------------
                                       OVERNIGHT AND             BETWEEN
                                        CONTINUOUS    <30 DAYS 30 & 90 DAYS >90 DAYS     TOTAL
                                       -------------- -------- ------------ -------- --------------
SECURITIES LENDING TRANSACTIONS
U.S. LARGE CAP EQUITY PORTFOLIO
 Bonds................................ $   29,903,001    --         --         --    $   29,903,001
U.S. TARGETED VALUE PORTFOLIO
 Bonds................................    974,413,712    --         --         --       974,413,712
U.S. SMALL CAP VALUE PORTFOLIO
 Bonds................................  1,781,663,404    --         --         --     1,781,663,404
U.S. CORE EQUITY 1 PORTFOLIO
 Bonds................................  1,364,243,558    --         --         --     1,364,243,558
U.S. CORE EQUITY 2 PORTFOLIO
 Bonds................................  1,671,016,782    --         --         --     1,671,016,782
U.S. VECTOR EQUITY PORTFOLIO
 Bonds................................    454,852,818    --         --         --       454,852,818
U.S. SMALL CAP PORTFOLIO
 Bonds................................  2,251,360,585    --         --         --     2,251,360,585
U.S. MICRO CAP PORTFOLIO
 Bonds................................    745,832,439    --         --         --       745,832,439
DFA REAL ESTATE SECURITIES PORTFOLIO
 Bonds................................    214,476,243    --         --         --       214,476,243
LARGE CAP INTERNATIONAL PORTFOLIO
 Bonds................................    300,949,208    --         --         --       300,949,208
INTERNATIONAL CORE EQUITY PORTFOLIO
 Bonds................................  1,619,594,557    --         --         --     1,619,594,557
DFA INTERNATIONAL REAL ESTATE
  SECURITIES PORTFOLIO
 Bonds................................    150,502,338    --         --         --       150,502,338
DFA GLOBAL REAL ESTATE SECURITIES
  PORTFOLIO
 Bonds................................     36,322,371    --         --         --        36,322,371
DFA INTERNATIONAL SMALL CAP VALUE
  PORTFOLIO
 Bonds................................  1,329,579,905    --         --         --     1,329,579,905
INTERNATIONAL VECTOR EQUITY PORTFOLIO
 Bonds................................    193,164,090    --         --         --       193,164,090

                                            REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                          AS OF APRIL 30, 2016
                                     --------------------------------------------------------------
                                      OVERNIGHT AND             BETWEEN
                                       CONTINUOUS    <30 DAYS 30 & 90 DAYS >90 DAYS      TOTAL
                                     --------------- -------- ------------ -------- ---------------
WORLD EX U.S. TARGETED VALUE
  PORTFOLIO
 Bonds.............................. $     5,601,103    --         --         --    $     5,601,103
WORLD EX U.S. CORE EQUITY PORTFOLIO
 Bonds..............................     126,578,247    --         --         --        126,578,247
EMERGING MARKETS CORE EQUITY
  PORTFOLIO
 Bonds..............................   1,167,917,912    --         --         --      1,167,917,912
                                     ---------------    --         --         --    ---------------
Total Borrowings.................... $14,417,972,273    --         --         --    $14,417,972,273
                                     ---------------    --         --         --    ---------------
Gross amount of recognized liabilities for securities lending transactions......... $14,417,972,273
                                                                                    ===============

L. SHAREHOLDER SERVICING FEES:

   The Class R1 Shares pay a shareholder servicing fee in an amount up to 0.10% and Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in U.S. Targeted Value Portfolio Class R1 and Class R2 Shares and Emerging Markets Value Portfolio Class R2 Shares.

M. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

N. OTHER:

   At April 30, 2016, the following number of shareholders held the following approximate percentages of the stated Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                             APPROXIMATE
                                                                              PERCENTAGE
                                                                NUMBER OF   OF OUTSTANDING
                                                               SHAREHOLDERS     SHARES
                                                               ------------ --------------
Enhanced U.S. Large Company Portfolio -- Institutional Class
  Shares......................................................      4             76%
U.S. Large Cap Equity Portfolio -- Institutional Class Shares.      3             95%
U.S. Large Cap Value Portfolio -- Institutional Class Shares..      3             72%
U.S. Targeted Value Portfolio -- Class R1 Shares..............      4             86%
U.S. Targeted Value Portfolio -- Class R2 Shares..............      6             76%
U.S. Targeted Value Portfolio -- Institutional Class Shares...      3             58%
U.S. Small Cap Value Portfolio -- Institutional Class Shares..      3             56%
U.S. Core Equity 1 Portfolio -- Institutional Class Shares....      6             82%
U.S. Core Equity 2 Portfolio -- Institutional Class Shares....      6             85%
U.S. Vector Equity Portfolio -- Institutional Class Shares....      4             87%
U.S. Small Cap Portfolio -- Institutional Class Shares........      3             50%
U.S. Micro Cap Portfolio -- Institutional Class Shares........      5             78%
DFA Real Estate Securities Portfolio -- Institutional Class
  Shares......................................................      4             81%

                                                                                   APPROXIMATE
                                                                                    PERCENTAGE
                                                                      NUMBER OF   OF OUTSTANDING
                                                                     SHAREHOLDERS     SHARES
                                                                     ------------ --------------
Large Cap International Portfolio -- Institutional Class Shares.....      3             67%
International Core Equity Portfolio.................................      4             73%
Japanese Small Company Portfolio -- Institutional Class Shares......      4             85%
Asia Pacific Small Company Portfolio -- Institutional Class
  Shares............................................................      3             89%
United Kingdom Small Company Portfolio -- Institutional Class
  Shares............................................................      4             95%
Continental Small Company Portfolio -- Institutional Class
  Shares............................................................      5             95%
DFA International Real Estate Securities Portfolio -- Institutional
  Class Shares......................................................      4             91%
DFA Global Real Estate Securities Portfolio -- Institutional Class
  Shares............................................................      3             74%
DFA International Small Cap Value Portfolio -- Institutional Class
  Shares............................................................      4             65%
International Vector Equity Portfolio -- Institutional Class
  Shares............................................................      4             92%
World ex U.S. Value Portfolio -- Institutional Class Shares.........      5             84%
World ex U.S. Targeted Value Portfolio -- Institutional Class
  Shares............................................................      3             98%
World ex U.S. Core Equity Portfolio -- Institutional Class Shares...      3             81%
Selectively Hedged Global Equity Portfolio -- Institutional Class
  Shares............................................................      4             95%
Emerging Markets Portfolio -- Institutional Class Shares............      4             69%
Emerging Markets Small Cap Portfolio -- Institutional Class
  Shares............................................................      4             56%
Emerging Markets Value Portfolio -- Class R2 Shares.................      2             89%
Emerging Markets Value Portfolio -- Institutional Class Shares......      2             32%
Emerging Markets Core Equity Portfolio -- Institutional Class
  Shares............................................................      3             59%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The parties appealed the Court's dismissal order to the Second Circuit, and, on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims are preempted by the Bankruptcy Code's safe harbor for securities transactions. The individual creditor plaintiffs have petitioned the Second Circuit for rehearing of the appeal, and that petition is pending. The Committee Action remains pending, and a motion to dismiss on behalf of all shareholder defendants in the Committee Action was filed on May 23, 2014. The motion to dismiss is fully-briefed, and the parties await the scheduling of oral argument on the motion. The Committee Action is stayed pending the disposition of the motion to dismiss.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the respective net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the respective net asset value of The U.S. Large Cap Value Series at this time.

   The U.S. Large Cap Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

O. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                   CONSOLIDATED DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)


   The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Table below illustrates your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                             SIX MONTHS ENDED APRIL 30, 2016
   EXPENSE TABLES
                                     BEGINNING  ENDING              EXPENSES
                                      ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                       VALUE    VALUE     EXPENSE    DURING
                                     11/01/15  04/30/16    RATIO*   PERIOD*
                                     --------- --------- ---------- --------
   DFA COMMODITY STRATEGY PORTFOLIO
   --------------------------------
   Actual Fund Return............... $1,000.00 $  989.60    0.33%    $1.63
   Hypothetical 5% Annual Return.... $1,000.00 $1,023.22    0.33%    $1.66

----------
* DFA Commodity Strategy Portfolio wholly owns Dimensional Cayman Commodity Fund I, LTD. The expenses shown reflect the combined expenses of Dimensional Cayman Commodity Fund I, LTD. and DFA Commodity Strategy Portfolio. Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                 CONSOLIDATED DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 31, 2016. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                       DFA COMMODITY STRATEGY PORTFOLIO
              Corporate....................................  41.9%
              Foreign Corporate............................  14.8%
              Foreign Government...........................   6.3%
              Government...................................  36.6%
              Supranational................................   0.4%
                                                            -----
                                                            100.0%

                       DFA COMMODITY STRATEGY PORTFOLIO

                     CONSOLIDATED SCHEDULE OF INVESTMENTS

                                APRIL 30, 2016
                                  (UNAUDITED)


                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
BONDS -- (63.3%)
AUSTRALIA -- (2.5%)
Australia & New Zealand Banking Group, Ltd.
    1.250%, 06/13/17............................. $ 8,000 $ 8,003,232
BHP Billiton Finance USA, Ltd.
    1.625%, 02/24/17.............................   5,000   5,018,945
    5.400%, 03/29/17.............................   1,000   1,036,318
Commonwealth Bank of Australia
    1.900%, 09/18/17.............................   7,000   7,053,060
Macquarie Group, Ltd.
##  3.000%, 12/03/18.............................   3,000   3,078,552
Westpac Banking Corp.
    2.000%, 08/14/17.............................   3,000   3,029,892
    2.250%, 07/30/18.............................   3,200   3,253,072
                                                          -----------
TOTAL AUSTRALIA..................................          30,473,071
                                                          -----------

CANADA -- (4.1%)
Bank of Montreal
    2.375%, 01/25/19.............................   1,550   1,582,117
Canadian National Railway Co.
    1.450%, 12/15/16.............................   1,000   1,003,658
Ontario, Province of Canada
    1.100%, 10/25/17.............................  10,000  10,014,400
    1.200%, 02/14/18.............................  15,000  15,004,920
Royal Bank of Canada
    1.500%, 01/16/18.............................   6,180   6,209,349
Thomson Reuters Corp.
    1.650%, 09/29/17.............................   5,092   5,099,974
    6.500%, 07/15/18.............................   1,000   1,100,363
Toronto-Dominion Bank (The)
    1.400%, 04/30/18.............................  10,000  10,027,310
                                                          -----------
TOTAL CANADA.............................................  50,042,091
                                                          -----------

FINLAND -- (1.2%)
Municipality Finance P.L.C.
    2.375%, 05/16/16.............................  15,000  15,010,005
                                                          -----------

FRANCE -- (1.7%)
BNP Paribas SA
    2.375%, 09/14/17.............................   6,140   6,215,338
BPCE SA
    1.625%, 01/26/18.............................   1,950   1,952,554
Orange SA
    2.750%, 09/14/16.............................   4,000   4,025,192
Societe Generale SA
    2.750%, 10/12/17.............................   7,000   7,127,400
Total Capital International SA
    1.550%, 06/28/17.............................   1,040   1,045,035
                                                          -----------
TOTAL FRANCE.............................................  20,365,519
                                                          -----------

GERMANY -- (0.4%)
Deutsche Bank AG
    6.000%, 09/01/17.............................   4,300   4,522,611
                                                          -----------

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
ITALY -- (0.1%)
Intesa Sanpaolo SpA
    3.875%, 01/16/18............................. $ 1,500 $ 1,538,696
                                                          -----------

JAPAN -- (2.6%)
Japan Bank for International Cooperation
    1.125%, 07/19/17.............................  15,000  15,003,375
Japan Finance Organization for Municipalities
    1.500%, 09/12/17.............................   8,000   8,014,416
Mizuho Bank, Ltd.
##  1.550%, 10/17/17.............................   7,700   7,687,980
Nomura Holdings, Inc.
    2.000%, 09/13/16.............................   1,000   1,003,265
                                                          -----------
TOTAL JAPAN..............................................  31,709,036
                                                          -----------

NETHERLANDS -- (2.9%)
Bank Nederlandse Gemeenten NV
    1.375%, 09/27/17.............................  10,000  10,061,280
Cooperatieve Centrale Raiffeisen- Boerenleenbank
 BA
    1.700%, 03/19/18.............................   2,800   2,819,768
Cooperatieve Rabobank UA
    2.250%, 01/14/19.............................   4,530   4,611,091
Enel Finance International NV
##  6.250%, 09/15/17.............................   4,300   4,566,901
Heineken NV
##  1.400%, 10/01/17.............................   2,500   2,509,660
Koninklijke Philips NV
    5.750%, 03/11/18.............................   6,725   7,216,033
Shell International Finance BV
    1.900%, 08/10/18.............................   4,000   4,053,788
                                                          -----------
TOTAL NETHERLANDS........................................  35,838,521
                                                          -----------

NORWAY -- (0.1%)
Statoil ASA
    1.950%, 11/08/18.............................   1,035   1,046,855
                                                          -----------

SPAIN -- (0.6%)
Telefonica Emisiones SAU
    6.221%, 07/03/17.............................   2,000   2,109,322
    3.192%, 04/27/18.............................   4,800   4,942,334
                                                          -----------
TOTAL SPAIN..............................................   7,051,656
                                                          -----------

SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (0.4%)
European Bank for Reconstruction & Development
    0.750%, 09/01/17.............................   5,000   4,998,755
                                                          -----------

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
SWEDEN -- (0.9%)
Kommuninvest I Sverige AB
    1.625%, 02/13/17.............................  $4,500 $ 4,525,133
Svenska Handelsbanken AB
    3.125%, 07/12/16.............................   1,141   1,146,433
    1.625%, 03/21/18.............................   5,000   5,022,335
                                                          -----------
TOTAL SWEDEN.............................................  10,693,901
                                                          -----------

SWITZERLAND -- (1.0%)
Credit Suisse AG New York
    1.375%, 05/26/17.............................   4,000   4,000,476
Credit Suisse New York
    1.700%, 04/27/18.............................   2,000   1,998,716
UBS AG
    1.800%, 03/26/18.............................   6,900   6,926,855
                                                          -----------
TOTAL SWITZERLAND........................................  12,926,047
                                                          -----------

UNITED KINGDOM -- (3.0%)
AstraZeneca P.L.C.
    1.750%, 11/16/18.............................   6,958   7,048,899
Barclays Bank P.L.C.
    5.000%, 09/22/16.............................     700     711,024
BP Capital Markets P.L.C.
    2.248%, 11/01/16.............................   5,000   5,033,995
British Telecommunications P.L.C.
    1.250%, 02/14/17.............................   1,200   1,200,191
Diageo Capital P.L.C.
    5.500%, 09/30/16.............................   2,000   2,037,360
    1.500%, 05/11/17.............................   5,500   5,531,157
GlaxoSmithKline Capital P.L.C.
    1.500%, 05/08/17.............................   5,000   5,033,145
Lloyds Bank P.L.C.
    1.750%, 03/16/18.............................   3,015   3,012,305
Vodafone Group P.L.C.
    1.625%, 03/20/17.............................   4,951   4,969,730
    1.625%, 03/20/17.............................   1,000   1,003,783
    1.250%, 09/26/17.............................     750     748,451
                                                          -----------
TOTAL UNITED KINGDOM.............................          36,330,040
                                                          -----------

UNITED STATES -- (41.8%)
Actavis, Inc.
    1.875%, 10/01/17.............................  $7,500   7,521,405
Air Products & Chemicals, Inc.
    2.000%, 08/02/16.............................   3,000   3,009,420
    1.200%, 10/15/17.............................   5,000   5,019,930
American Express Co.
    7.000%, 03/19/18.............................   6,799   7,463,881
American Honda Finance Corp.
    1.550%, 12/11/17.............................   7,605   7,655,596
Amgen, Inc.
    2.125%, 05/15/17.............................   2,500   2,526,005
Anadarko Petroleum Corp.
    5.950%, 09/15/16.............................   2,533   2,582,155

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Anheuser-Busch Cos., LLC
    5.600%, 03/01/17.............................  $5,000 $5,192,335
Anheuser-Busch InBev Worldwide, Inc.
    1.375%, 07/15/17.............................   1,000  1,004,358
Anthem, Inc.
    5.875%, 06/15/17.............................   3,100  3,254,873
Apple, Inc.
    1.000%, 05/03/18.............................   5,000  4,999,105
Assurant, Inc.
    2.500%, 03/15/18.............................     203    203,208
AT&T, Inc.
    2.400%, 03/15/17.............................   5,044  5,095,958
    1.400%, 12/01/17.............................   3,400  3,400,354
Autodesk, Inc.
    1.950%, 12/15/17.............................   5,650  5,621,128
AutoZone, Inc.
    6.950%, 06/15/16.............................   2,500  2,516,943
Bank of America Corp.
    3.750%, 07/12/16.............................   1,200  1,206,551
    3.875%, 03/22/17.............................   3,600  3,679,690
    2.000%, 01/11/18.............................   1,000  1,004,666
Bank of New York Mellon Corp. (The)
    2.100%, 01/15/19.............................   1,000  1,018,397
BB&T Corp.
    1.450%, 01/12/18.............................   1,250  1,251,193
Becton Dickinson and Co.
    1.750%, 11/08/16.............................   1,500  1,504,736
    1.450%, 05/15/17.............................   2,000  2,003,700
    1.800%, 12/15/17.............................   6,340  6,373,710
Berkshire Hathaway, Inc.
    1.550%, 02/09/18.............................   2,500  2,525,393
Branch Banking & Trust Co.
    1.000%, 04/03/17.............................   2,600  2,600,962
    2.300%, 10/15/18.............................   2,000  2,039,620
Cardinal Health, Inc.
    1.900%, 06/15/17.............................   5,000  5,034,385
    1.700%, 03/15/18.............................   5,239  5,258,651
Caterpillar Financial Services Corp.
    7.050%, 10/01/18.............................   5,000  5,671,115
CenterPoint Energy Resources Corp.
    6.150%, 05/01/16.............................   1,883  1,883,000
CF Industries, Inc.
    6.875%, 05/01/18.............................   2,634  2,870,220
Chevron Corp.
    1.718%, 06/24/18.............................   1,425  1,439,452
Citigroup, Inc.
    1.350%, 03/10/17.............................   2,000  2,002,642
    2.050%, 12/07/18.............................   4,995  5,022,592
Comcast Corp.
    4.950%, 06/15/16.............................   1,700  1,708,503

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
ConAgra Foods, Inc.
    5.819%, 06/15/17............................. $ 7,147 $ 7,485,418
    1.900%, 01/25/18.............................   2,594   2,608,586
ConocoPhillips Co.
    1.050%, 12/15/17.............................   3,000   2,975,781
    1.500%, 05/15/18.............................   6,500   6,465,693
Coventry Health Care, Inc.
    5.950%, 03/15/17.............................   1,159   1,206,871
    5.950%, 03/15/17.............................   3,150   3,280,164
CSX Corp.
    6.250%, 03/15/18.............................   5,731   6,221,992
CVS Health Corp.
    5.750%, 06/01/17.............................   3,000   3,150,996
Daimler Finance North America LLC
##  1.650%, 03/02/18.............................   7,860   7,871,256
Danaher Corp.
    1.650%, 09/15/18.............................   2,000   2,029,394
Duke Energy Corp.
    1.625%, 08/15/17.............................   1,019   1,021,504
Eastman Chemical Co.
    2.400%, 06/01/17.............................   3,000   3,030,129
eBay, Inc.
    1.350%, 07/15/17.............................   8,000   7,995,792
EI du Pont de Nemours & Co.
    6.000%, 07/15/18.............................   7,599   8,359,318
EMC Corp.
    1.875%, 06/01/18.............................   9,065   8,965,122
Enterprise Products Operating LLC
    1.650%, 05/07/18.............................   2,000   2,001,412
Exxon Mobil Corp.
    1.305%, 03/06/18.............................  25,430  25,587,691
Fifth Third Bank
    1.450%, 02/28/18.............................   7,000   6,991,425
Ford Motor Credit Co. LLC
    1.500%, 01/17/17.............................   4,500   4,508,325
    5.000%, 05/15/18.............................   1,500   1,594,260
General Mills, Inc.
    5.700%, 02/15/17.............................   5,200   5,394,688
Gilead Sciences, Inc.
    1.850%, 09/04/18.............................   8,531   8,676,351
GlaxoSmithKline Capital, Inc.
    5.650%, 05/15/18.............................   1,028   1,122,004
Goldman Sachs Group, Inc. (The)
    6.250%, 09/01/17.............................   3,000   3,185,538
    5.950%, 01/18/18.............................   2,000   2,139,936
    2.900%, 07/19/18.............................   1,000   1,024,229
    7.500%, 02/15/19.............................   1,950   2,237,994
Harris Corp.
    1.999%, 04/27/18.............................   8,500   8,493,761
Hershey Co. (The)
    1.600%, 08/21/18.............................   2,300   2,331,482

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Hess Corp.
    1.300%, 06/15/17.............................  $3,900 $3,865,403
HSBC USA, Inc.
    1.625%, 01/16/18.............................   7,675  7,673,319
Intel Corp.
    1.350%, 12/15/17.............................   4,825  4,857,511
Jefferies Group LLC
    5.125%, 04/13/18.............................   1,000  1,039,468
John Deere Capital Corp.
    1.200%, 10/10/17.............................     398    399,190
Johnson Controls, Inc.
    2.600%, 12/01/16.............................   3,475  3,507,092
JPMorgan Chase & Co.
    2.000%, 08/15/17.............................   8,750  8,834,647
Kellogg Co.
    1.875%, 11/17/16.............................   1,000  1,005,933
    1.750%, 05/17/17.............................   3,000  3,030,036
KeyBank NA
    1.100%, 11/25/16.............................   2,000  2,001,754
Kraft Foods Group, Inc.
    2.250%, 06/05/17.............................   4,177  4,219,050
Laboratory Corp. of America Holdings
    2.200%, 08/23/17.............................   6,000  6,038,460
Marsh & McLennan Cos., Inc.
    2.300%, 04/01/17.............................     680    686,352
Mattel, Inc.
    1.700%, 03/15/18.............................   7,000  6,982,528
McDonald's Corp.
    5.800%, 10/15/17.............................     900    960,245
    5.350%, 03/01/18.............................   2,000  2,151,712
    2.100%, 12/07/18.............................   2,000  2,042,156
McKesson Corp.
    1.400%, 03/15/18.............................   6,000  6,003,144
Medtronic, Inc.
    1.375%, 04/01/18.............................     300    301,923
MetLife, Inc.
    6.817%, 08/15/18.............................   2,000  2,242,574
    7.717%, 02/15/19.............................   1,389  1,608,733
Morgan Stanley
    4.750%, 03/22/17.............................   2,430  2,504,990
Mylan, Inc.
    1.350%, 11/29/16.............................   7,038  7,025,212
NetApp, Inc.
    2.000%, 12/15/17.............................   6,200  6,199,547
Nordstrom, Inc.
    6.250%, 01/15/18.............................   5,000  5,386,045
Nucor Corp.
    5.750%, 12/01/17.............................   3,019  3,203,793
NYSE Euronext
    2.000%, 10/05/17.............................   6,730  6,790,166
Occidental Petroleum Corp.
    1.750%, 02/15/17.............................   1,722  1,736,534
ONEOK Partners L.P.
    2.000%, 10/01/17.............................   2,220  2,208,769

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Oracle Corp.
    1.200%, 10/15/17.............................  $3,500 $3,512,701
PACCAR Financial Corp.
    1.750%, 08/14/18.............................   1,900  1,909,308
Pfizer, Inc.
    1.500%, 06/15/18.............................   1,000  1,011,955
Philip Morris International, Inc.
    5.650%, 05/16/18.............................   6,500  7,094,711
Phillips 66
    2.950%, 05/01/17.............................   5,000  5,093,500
PNC Bank NA
    1.500%, 02/23/18.............................   8,560  8,593,042
Provident Cos., Inc.
    7.000%, 07/15/18.............................   3,298  3,635,626
Prudential Financial, Inc.
    6.000%, 12/01/17.............................   2,700  2,887,213
QUALCOMM, Inc.
    1.400%, 05/18/18.............................   8,000  8,046,504
Reynolds American, Inc.
    3.500%, 08/04/16.............................   4,000  4,027,104
Roper Technologies, Inc.
    2.050%, 10/01/18.............................   1,500  1,518,084
Santander Bank NA
    2.000%, 01/12/18.............................   4,500  4,482,013
Scripps Networks Interactive, Inc.
    2.700%, 12/15/16.............................   5,000  5,034,775
Southern Co. (The)
    1.300%, 08/15/17.............................   3,000  2,998,251
    2.450%, 09/01/18.............................   2,700  2,754,011
Stryker Corp.
#   2.000%, 03/08/19.............................   5,000  5,066,075
Symantec Corp.
    2.750%, 06/15/17.............................   7,278  7,351,799
Thermo Fisher Scientific, Inc.
    2.400%, 02/01/19.............................   1,000  1,013,592
Time Warner Cable, Inc.
    5.850%, 05/01/17.............................   2,047  2,134,593
    8.750%, 02/14/19.............................     790    932,311
Total System Services, Inc.
    2.375%, 06/01/18.............................   6,500  6,503,484
Toyota Motor Credit Corp.
    2.000%, 10/24/18.............................   4,149  4,225,786
UnitedHealth Group, Inc.
    1.400%, 12/15/17.............................   7,500  7,539,330
US Bancorp
    1.650%, 05/15/17.............................   2,800  2,817,819
Verizon Communications, Inc.
    3.650%, 09/14/18.............................   5,000  5,265,430
Viacom, Inc.
    3.500%, 04/01/17.............................   1,000  1,016,537
Walt Disney Co. (The)
    1.125%, 02/15/17.............................   1,000  1,003,088
    1.500%, 09/17/18.............................   5,000  5,060,555

                                                     FACE
                                                    AMOUNT^      VALUE+
                                                    -------      ------
                                                     (000)
UNITED STATES -- (Continued)
Wells Fargo & Co.
      2.625%, 12/15/16............................. $  6,000 $    6,065,412
      1.500%, 01/16/18.............................      700        702,905
Western Union Co. (The)
      5.930%, 10/01/16.............................    2,348      2,394,617
Whirlpool Corp.
      1.350%, 03/01/17.............................    2,000      2,006,674
Whirpool Corp.
      1.650%, 11/01/17.............................    7,000      7,019,138
Zoetis, Inc.
      1.875%, 02/01/18.............................    6,564      6,557,278
                                                             --------------
TOTAL UNITED STATES.........................................    512,904,451
                                                             --------------
TOTAL BONDS.................................................    775,451,255
                                                             --------------

AGENCY OBLIGATIONS -- (0.8%)
Federal Home Loan Bank
      2.250%, 09/08/17.............................   10,000     10,198,640
                                                             --------------

U.S. TREASURY OBLIGATIONS -- (35.9%)
U.S. Treasury Notes
      0.875%, 02/28/17.............................  138,000    138,328,854
^^++  1.375%, 06/30/18.............................  154,000    155,900,976
      1.250%, 12/15/18.............................  144,000    145,395,072
                                                             --------------
TOTAL U.S. TREASURY OBLIGATIONS....................             439,624,902
                                                             --------------
TOTAL INVESTMENT SECURITIES........................           1,225,274,797
                                                             --------------

                                                    SHARES
                                                    ------
SECURITIES LENDING COLLATERAL -- (--%)
(S)@  DFA Short Term Investment Fund...............       90          1,040
                                                             --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,220,887,107).....................................  $1,225,275,837
                                                             ==============

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED



Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                                          ------------------------------------------------
                                           LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                                          ---------- -------------- ------- --------------
Bonds
  Australia..............................         -- $   30,473,071   --    $   30,473,071
  Canada.................................         --     50,042,091   --        50,042,091
  Finland................................         --     15,010,005   --        15,010,005
  France.................................         --     20,365,519   --        20,365,519
  Germany................................         --      4,522,611   --         4,522,611
  Italy..................................         --      1,538,696   --         1,538,696
  Japan..................................         --     31,709,036   --        31,709,036
  Netherlands............................         --     35,838,521   --        35,838,521
  Norway.................................         --      1,046,855   --         1,046,855
  Spain..................................         --      7,051,656   --         7,051,656
  Supranational Organization Obligations.         --      4,998,755   --         4,998,755
  Sweden.................................         --     10,693,901   --        10,693,901
  Switzerland............................         --     12,926,047   --        12,926,047
  United Kingdom.........................         --     36,330,040   --        36,330,040
  United States..........................         --    512,904,451   --       512,904,451
Agency Obligations.......................         --     10,198,640   --        10,198,640
U.S. Treasury Obligations................         --    439,624,902   --       439,624,902
Securities Lending Collateral............         --          1,040   --             1,040
Swap Agreements**........................         --     18,294,800   --        18,294,800
Futures Contracts**...................... $3,043,005             --   --         3,043,005
                                          ---------- --------------   --    --------------
TOTAL.................................... $3,043,005 $1,243,570,637   --    $1,246,613,642
                                          ========== ==============   ==    ==============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       DFA COMMODITY STRATEGY PORTFOLIO

               CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

                                APRIL 30, 2016
                                  (UNAUDITED)
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

ASSETS:
Investments at Value (including $1 of securities on loan).............................. $  1,225,275
Collateral from Securities on Loan Invested in Affiliate at Value & Cost...............            1
Cash...................................................................................      157,477
Receivables:
  Investment Securities Sold...........................................................          498
  Interest.............................................................................        6,689
  Fund Shares Sold.....................................................................        2,197
  Futures Margin Variation.............................................................          264
Unrealized Gain on Swap Contracts......................................................       18,504
Prepaid Expenses and Other Assets......................................................           69
                                                                                        ------------
     Total Assets......................................................................    1,410,974
                                                                                        ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.....................................................            1
  Fund Shares Redeemed.................................................................        1,332
  Due to Advisor.......................................................................          325
Unrealized Loss on Swap Contracts......................................................          209
Accrued Expenses and Other Liabilities.................................................           71
                                                                                        ------------
     Total Liabilities.................................................................        1,938
                                                                                        ------------
NET ASSETS............................................................................. $  1,409,036
                                                                                        ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)................................................  240,808,743
                                                                                        ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE............................... $       5.85
                                                                                        ============
Investments at Cost.................................................................... $  1,220,886
                                                                                        ============
NET ASSETS CONSIST OF:
Paid-In Capital........................................................................ $  1,400,789
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income).        2,057
Accumulated Net Realized Gain (Loss)...................................................      (19,531)
Net Unrealized Appreciation (Depreciation).............................................       25,721
                                                                                        ------------
NET ASSETS............................................................................. $  1,409,036
                                                                                        ============
(1) NUMBER OF SHARES AUTHORIZED........................................................  800,000,000
                                                                                        ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       DFA COMMODITY STRATEGY PORTFOLIO

                     CONSOLIDATED STATEMENT OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2016
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)


INVESTMENT INCOME
  Interest.......................................................................................... $  7,360
  Income from Securities Lending....................................................................       15
                                                                                                     --------
     Total Investment Income........................................................................    7,375
                                                                                                     --------
EXPENSES
  Investment Management Fees........................................................................    2,070
  Accounting & Transfer Agent Fees..................................................................       34
  Custodian Fees....................................................................................       23
  Filing Fees.......................................................................................       57
  Shareholders' Reports.............................................................................       36
  Directors'/Trustees' Fees & Expenses..............................................................        5
  Professional Fees.................................................................................       14
  Other.............................................................................................       18
                                                                                                     --------
     Total Expenses.................................................................................    2,257
                                                                                                     --------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor (Note D).     (372)
  Fees Paid Indirectly (Note C).....................................................................       (4)
                                                                                                     --------
  Net Expenses......................................................................................    1,881
                                                                                                     --------
  NET INVESTMENT INCOME (LOSS)......................................................................    5,494
                                                                                                     --------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold......................................................................     (878)
    Futures.........................................................................................    4,904
    Swap Contracts..................................................................................  (23,557)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency......................................................    4,609
    Futures.........................................................................................    4,176
    Swap Contracts..................................................................................   19,659
                                                                                                     --------
  NET REALIZED AND UNREALIZED GAIN (LOSS)...........................................................    8,913
                                                                                                     --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS..................................... $ 14,407
                                                                                                     ========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       DFA COMMODITY STRATEGY PORTFOLIO

               CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                                        DFA COMMODITY STRATEGY
                                                                                               PORTFOLIO
                                                                                        ----------------------
                                                                                        SIX MONTHS     YEAR
                                                                                           ENDED      ENDED
                                                                                         APRIL 30,   OCT. 31,
                                                                                           2016        2015
                                                                                        ----------- ----------
                                                                                        (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)......................................................... $    5,494  $    9,267
  Net Realized Gain (Loss) on:
    Investment Securities Sold.........................................................       (878)     (8,732)
    Futures............................................................................      4,904     (17,337)
    Swap Contracts.....................................................................    (23,557)   (339,100)
    Foreign Currency Transactions......................................................         --       5,799
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.........................................      4,609       4,896
    Futures............................................................................      4,176          84
    Swap Contracts.....................................................................     19,659      11,136
    Translation of Foreign Currency Denominated Amounts................................         --      (1,816)
                                                                                        ----------  ----------
     Net Increase (Decrease) in Net Assets Resulting from Operations...................     14,407    (335,803)
                                                                                        ----------  ----------
Distributions From:
  Net Investment Income:
    Institutional Class Shares.........................................................     (3,335)     (9,071)
  Net Short-Term Gains:
    Institutional Class Shares.........................................................         --         (14)
  Net Long-Term Gains:
    Institutional Class Shares.........................................................       (155)       (889)
                                                                                        ----------  ----------
     Total Distributions...............................................................     (3,490)     (9,974)
                                                                                        ----------  ----------
Capital Share Transactions (1):
  Shares Issued........................................................................    611,658   1,078,341
  Shares Issued in Lieu of Cash Distributions..........................................      3,397       9,738
  Shares Redeemed......................................................................   (424,007)   (729,422)
                                                                                        ----------  ----------
     Net Increase (Decrease) from Capital Share Transactions...........................    191,048     358,657
                                                                                        ----------  ----------
     Total Increase (Decrease) in Net Assets...........................................    201,965      12,880
NET ASSETS
  Beginning of Period..................................................................  1,207,071   1,194,191
                                                                                        ----------  ----------
  End of Period........................................................................ $1,409,036  $1,207,071
                                                                                        ==========  ==========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued........................................................................    115,468     159,948
  Shares Issued in Lieu of Cash Distributions..........................................        637       1,339
  Shares Redeemed......................................................................    (78,719)   (107,182)
                                                                                        ----------  ----------
     Net Increase (Decrease) from Shares Issued and Redeemed...........................     37,386      54,105
                                                                                        ==========  ==========
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME). $    2,057  $     (102)

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       DFA COMMODITY STRATEGY PORTFOLIO

                       CONSOLIDATED FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                           DFA COMMODITY STRATEGY PORTFOLIO
                                                   ---------------------------------------------------------------

                                                     SIX MONTHS        YEAR         YEAR        YEAR       YEAR
                                                        ENDED         ENDED        ENDED       ENDED      ENDED
                                                      APRIL 30,      OCT. 31,     OCT. 31,    OCT. 31,   OCT. 31,
                                                        2016           2015         2014        2013       2012
-------------------------------------------------------------------------------------------------------------------
                                                     (UNAUDITED)
Net Asset Value, Beginning of Period.............. $     5.93      $     8.00   $     8.30   $   9.40   $   9.77
                                                   ----------      ----------   ----------   --------   --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).................       0.03            0.05         0.06       0.06       0.07
 Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................      (0.09)          (2.05)       (0.31)     (1.10)     (0.37)
                                                   ----------      ----------   ----------   --------   --------
   Total from Investment Operations...............      (0.06)          (2.00)       (0.25)     (1.04)     (0.30)
-------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income............................      (0.02)          (0.06)       (0.04)     (0.04)     (0.06)
 Net Realized Gains...............................         --           (0.01)       (0.01)     (0.02)     (0.01)
                                                   ----------      ----------   ----------   --------   --------
   Total Distributions............................      (0.02)          (0.07)       (0.05)     (0.06)     (0.07)
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.................... $     5.85      $     5.93   $     8.00   $   8.30   $   9.40
=================================================  ===========     ==========   ==========   ========   ========
Total Return......................................      (1.04)%(D)     (25.16)%      (3.08)%   (11.15)%    (3.08)%
-------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)............. $1,409,036      $1,207,071   $1,194,191   $786,314   $458,079
Ratio of Expenses to Average Net Assets...........       0.33%(E)        0.34%        0.33%      0.34%      0.35%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses Reimbursed),
 and/or Previously Waived Fees Recovered by
 Advisor and Fees Paid Indirectly)................       0.40%(E)        0.40%        0.39%      0.40%      0.41%
Ratio of Net Investment Income to Average Net
 Assets...........................................       0.97%(E)        0.77%        0.65%      0.66%      0.79%
Portfolio Turnover Rate...........................         72%(D)         124%         104%        64%        69%
-------------------------------------------------------------------------------------------------------------------

                                                   ----------
                                                       PERIOD
                                                      NOV. 9,
                                                     2010(A) TO
                                                      OCT. 31,
                                                        2011
-------------------------------------------------------------------

Net Asset Value, Beginning of Period..............  $  10.00
                                                    --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).................      0.07
 Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................     (0.27)
                                                    --------
   Total from Investment Operations...............     (0.20)
-------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income............................     (0.03)
 Net Realized Gains...............................        --
                                                    --------
   Total Distributions............................     (0.03)
-------------------------------------------------------------------
Net Asset Value, End of Period....................  $   9.77
=================================================  ==========
Total Return......................................     (2.02)%(D)
-------------------------------------------------------------------
Net Assets, End of Period (thousands).............  $230,781
Ratio of Expenses to Average Net Assets...........      0.47%(C)(E)
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses Reimbursed),
 and/or Previously Waived Fees Recovered by
 Advisor and Fees Paid Indirectly)................      0.53%(C)(E)
Ratio of Net Investment Income to Average Net
 Assets...........................................      0.64%(C)(E)
Portfolio Turnover Rate...........................        50%(D)
-------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                  (UNAUDITED)


A. ORGANIZATION:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), whose shares are generally offered, without a sales charge, to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of ninety-five operational portfolios, one of which, DFA Commodity Strategy Portfolio (the "Portfolio"), is included in this section of the report. The remaining operational portfolios are presented in separate reports.

   The Portfolio wholly owns and controls Dimensional Cayman Commodity Fund I, LTD. (the "Subsidiary"), a company organized under the laws of the Cayman Islands. The Subsidiary is not registered as an investment company under the 1940 Act.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolio utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

   Debt securities held by the Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy.

   Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Portfolio's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2016, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolio.

   2. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2016, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

C. BASIS FOR CONSOLIDATION:

   The Subsidiary commenced operations on November 9, 2010. The Portfolio commenced reporting on a consolidated basis as of such commencement date in accordance with the accounting principles relating to reporting of a wholly-owned subsidiary. The Portfolio will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in the Subsidiary. The Subsidiary participates in the same investment goal as the Portfolio. The Subsidiary pursues its investment goal by investing in commodities, commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Portfolio) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Portfolio. The portion of the Portfolio's or Subsidiary's assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial.

   To the extent of the Portfolio's investment through the Subsidiary, it will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests. By investing in the Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Subsidiary's investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Portfolio and are subject to the same risks that apply to similar investments if held directly by the Portfolio.

   The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Portfolio is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Portfolio in the current period nor carried forward to offset taxable income in future periods.

   As of April 30, 2016, the Portfolio held a $318,419,034 investment in the Subsidiary, representing 22.57% of the Portfolio's total assets. The accompanying consolidated financial statements include all assets, liabilities, revenues and expenses of the Portfolio and its wholly-owned Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

D. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio. For the six months ended April 30, 2016, the investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.30% of the Portfolio's average daily net assets.

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive all or a portion of the management fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses to no more than 0.55% of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that the amount of such reimbursement is within thirty-six months and will not cause the annualized Portfolio Expenses of the Portfolio to exceed the Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2017, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement will continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. At April 30, 2016, there were no previously waived fees subject to future recovery by the Advisor.

   The Subsidiary has entered into a separate contract with the Advisor whereby the Advisor or its affiliates provide investment advisory and other services to the Subsidiary. For the investment advisory services it provides, the Advisor is entitled to a fee from the Subsidiary equal to 0.30% of the Subsidiary's average net assets on an annualized basis; however, pursuant to a contractual agreement, the Advisor has agreed to waive the management fee of the Subsidiary.

   For the six months ended April 30, 2016, approximately $372 (in thousands) of the Subsidiary's management fees were waived pursuant to the Subsidiary fee waiver agreement.

EARNED INCOME CREDIT:

   In addition, the Portfolio has entered into an arrangement with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolio's custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Portfolio's net assets. During the six months ended April 30, 2016, expenses reduced were as follows (amounts in thousands):

                                                    FEES PAID
                                                    INDIRECTLY
                                                    ----------
                  DFA Commodity Strategy Portfolio.     $4

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2016, the total related amounts paid by the Fund to the CCO were $144 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

E. DEFERRED COMPENSATION:

   At April 30, 2016, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

                     DFA Commodity Strategy Portfolio. $12

F. PURCHASES AND SALES OF SECURITIES:

   For the six months ended April 30, 2016, the Portfolio made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

                                       U.S. GOVERNMENT    OTHER INVESTMENT
                                          SECURITIES         SECURITIES
                                      ------------------ ------------------
                                      PURCHASES  SALES   PURCHASES  SALES
                                      --------- -------- --------- --------
    DFA Commodity Strategy Portfolio. $683,661  $554,032 $112,807  $648,086

G. FEDERAL INCOME TAXES:

   The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2015, primarily attributable to adjustments between financial and tax reporting related to the Subsidiary, the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for tax purposes, reversal of book income/loss from controlled foreign corporation and net foreign currency gains/losses, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                     INCREASE       INCREASE
                                                    (DECREASE)     (DECREASE)
                                     INCREASE     UNDISTRIBUTED   ACCUMULATED
                                    (DECREASE)    NET INVESTMENT  NET REALIZED
                                  PAID-IN CAPITAL     INCOME     GAINS (LOSSES)
                                  --------------- -------------- --------------
DFA Commodity Strategy Portfolio.    $(353,288)      $(6,237)       $359,525

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2014 and October 31, 2015 were as follows (amounts in thousands):

                                  NET INVESTMENT
                                    INCOME AND
                                    SHORT-TERM     LONG-TERM   TAX EXEMPT
                                  CAPITAL GAINS  CAPITAL GAINS   INCOME   TOTAL
                                  -------------- ------------- ---------- ------
DFA Commodity Strategy Portfolio
2014.............................     $4,533        $  474         --     $5,007
2015.............................      8,966         1,009         --      9,975

   At October 31, 2015, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                        NET INVESTMENT
                                          INCOME AND
                                          SHORT-TERM     LONG-TERM
                                        CAPITAL GAINS  CAPITAL GAINS TOTAL
                                        -------------- ------------- -----
      DFA Commodity Strategy Portfolio.       --            $16       $16

   At October 31, 2015, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                  UNDISTRIBUTED                                               TOTAL NET
                                  NET INVESTMENT                                            DISTRIBUTABLE
                                    INCOME AND   UNDISTRIBUTED                 UNREALIZED     EARNINGS
                                    SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION  (ACCUMULATED
                                  CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)    LOSSES)
                                  -------------- ------------- ------------- -------------- -------------
DFA Commodity Strategy Portfolio.       --           $154           --          $(2,723)       $(2,569)

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolio after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2015, the Portfolio did not have any capital loss carryforwards.

   At April 30, 2016, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                            NET
                                                                         UNREALIZED
                                   FEDERAL    UNREALIZED   UNREALIZED   APPRECIATION
                                   TAX COST  APPRECIATION DEPRECIATION (DEPRECIATION)
                                  ---------- ------------ ------------ --------------
DFA Commodity Strategy Portfolio. $1,220,887    $4,772       $(384)        $4,388

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio's tax positions and has concluded that no additional provision for income tax is required in the Portfolio's financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

H. FINANCIAL INSTRUMENTS:

   In accordance with the Portfolio's investment objective and policies, the Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolio may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Portfolio. The Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio's total assets in the Subsidiary. The Subsidiary may invest without limitation in commodity-linked notes, swap agreements and other commodity-linked derivative instruments, including futures contracts on individual commodities or a subset of commodities and options on commodities. The accompanying consolidated schedule of investments includes investments of the Portfolio and its wholly-owned Subsidiary.

   2. Forward Currency Contracts: The Portfolio may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge the Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statement of Operations as the change in unrealized appreciation or depreciation from translation of foreign-currency-denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as a net realized gain or loss on foreign currency transactions.

   3. Commodity-Linked Derivatives: The Portfolio and the Subsidiary invest in commodity-linked derivative instruments, such as swap agreements, commodity options, futures, options on futures, and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices.

   4. Swap Agreements: The Portfolio may enter into swap agreements with respect to commodities, interest rates and indexes of commodities or securities, specific securities and commodities, and mortgage, credit and event-linked swaps, and, to the extent the Portfolio may invest in foreign-currency-denominated securities, the Portfolio may enter into swap agreements with respect to foreign currencies.

   The Portfolio may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to seek to increase total return (speculation), to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

   A swap agreement may be negotiated bilaterally and traded over-the-counter between the two parties (for an uncleared swap), while other swaps must be transacted through a futures commission merchant ("FCM") and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap), and may be traded on swap execution facilities (exchanges). Swap agreements are contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. In an uncleared swap, the swap counterparty is typically a brokerage firm, bank or other financial institution. In a cleared swap, the Portfolio's ultimate counterparty is a central clearinghouse rather than a brokerage firm, bank or other financial institution.

   An investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, the Portfolio will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. The Portfolio may also enter into credit default swap agreements. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation in exchange for the reference obligation. The Portfolio may be either the buyer or seller in a credit default swap transaction. Credit default swap transactions involve greater risks than if the Portfolio had invested in the reference obligation directly.

   Most swap agreements entered into by the Portfolio will calculate the obligations of the parties to the agreement on a "net" basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid to avoid any potential leveraging of the Portfolio's portfolio.

   Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearinghouse, as is the case with cleared swaps. As a result, the Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio's rights as a creditor. The Portfolio will enter into swap agreements only with counterparties that meet certain standards of creditworthiness as determined by the Advisor's Investment Committee. To the extent that the Portfolio cannot dispose of a swap in the ordinary course of business within seven days at approximately the value at which the Portfolio has valued the swap, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio's net assets.

   The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 and implementing rules adopted by the Commodity Futures Trading Commission ("CFTC") currently require the clearing and exchange-trading of the most common types of credit default index swaps and interest rate swaps, and it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks completely. There is also a risk of loss by the Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position, or the central counterparty in a swap contract. The assets of the Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM's customers.

FUTURES ACTIVITIES:

   The Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the CFTC or, consistent with CFTC regulations, on foreign exchanges.

   5. Futures Contracts: A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument

(debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization or production weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

   Payments, known as "variation margin," to and from the broker, will be made daily as the currency, financial instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.

   At any time prior to the expiration of a futures contract, the Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio's existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions prevent prompt liquidation of futures positions at an advantageous price, potentially subjecting the Portfolio to substantial losses. In such event, and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio's performance.

   The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio's investments in the contracts to greater volatility than investments in traditional securities.

   6. Options on Futures Contracts: The Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.

   An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily, and that change is reflected in the net asset value of the Portfolio.

   The Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return, and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.

   At April 30, 2016, the Subsidiary had the following outstanding commodity-linked futures contracts (dollar amounts in thousands):

                                 EXPIRATION NUMBER OF  CONTRACT UNREALIZED
     DESCRIPTION                    DATE    CONTRACTS*  AMOUNT  GAIN (LOSS)
     -----------                 ---------- ---------- -------- -----------
     Brent Crude Oil Futures....  07/29/16       72    $ 3,462    $   28
     CBT Wheat Futures..........  07/14/16       47      1,148        18
     Coffee 'C' Futures.........  07/19/16       17        775       (22)
     Copper Futures.............  07/27/16       48      2,740       149
     Corn Futures...............  07/14/16      137      2,683       191
     Cotton No.2 Futures........  07/07/16       16        510        33
     Gasoline RBOB Futures......  06/30/16       25      1,689       202
     Gold 100 oz Futures........  08/29/16       34      4,395        (7)
     KCB Wheat Futures..........  07/14/16       17        407        (3)
     LME Nickel Futures.........  05/16/16       83      4,690       436
     LME Nickel Futures.........  07/18/16       51      2,889       300
     LME Nickel Futures.........  07/18/16      (36)    (2,040)      (59)
     LME Nickel Futures.........  05/16/16      (83)    (4,690)     (514)
     LME Prime Aluminum Futures.  05/18/16      225      9,416       772
     LME Prime Aluminum Futures.  07/18/16      141      5,928       554
     LME Prime Aluminum Futures.  07/18/16     (100)    (4,204)     (113)
     LME Prime Aluminum Futures.  05/18/16     (225)    (9,415)     (884)
     LME Zinc Futures...........  05/16/16      119      5,754       708
     LME Zinc Futures...........  07/18/16       75      3,636       223
     LME Zinc Futures...........  07/18/16      (53)    (2,569)      (79)
     LME Zinc Futures...........  05/16/16     (119)    (5,754)     (544)
     Lean Hogs Futures..........  07/15/16       28        916         9
     Live Cattle Futures........  08/31/16       22        989        (5)
     NY Harbor ULSD Futures.....  06/30/16       27      1,581       253
     Natural Gas Futures........  06/28/16      122      2,833       152
     Silver Futures.............  07/27/16       20      1,782       247
     Soybean Futures............  07/14/16       44      2,265       221
     Soybean Meal Futures.......  07/14/16       35      1,172       197
     Soybean Oil Futures........  07/14/16       52      1,034       (51)
     Sugar #11 Futures..........  06/30/16       74      1,353       111
     WTI Crude Futures..........  06/21/16       70      3,268       520
                                                       -------    ------
                                                       $38,643    $3,043
                                                       =======    ======

  The Subsidiary's securities have been segregated as collateral for open futures contracts.

* During the six months ended April 30, 2016 the Subsidiary's average notional contract amount of outstanding futures contracts was $78,920 (in thousands).

   At April 30, 2016, the Subsidiary had the following outstanding commodity total return swaps, which are typically on custom commodity indices that include exposure to various precious metal, energy and agricultural commodities (dollar amounts in thousands):

                                                                  UNREALIZED
                        COMMODITY EXPIRATION          NOTIONAL   APPRECIATION
 COUNTERPARTY           EXPOSURE     DATE    CURRENCY AMOUNT*   (DEPRECIATION)
 ------------           --------- ---------- -------- --------  --------------
 Bank of America Corp..   Index**  07/05/16    USD    (146,848)     $2,041
 Bank of America Corp..   Index**  07/05/16    USD     (97,507)      1,231
 Bank of America Corp..   Index**  07/06/16    USD     (40,000)        569
 Citibank, N.A.........   Index**  07/05/16    USD    (148,217)      2,060
 Citibank, N.A.........   Index**  07/05/16    USD     (98,416)      1,242

                                                                              UNREALIZED
                                 COMMODITY EXPIRATION            NOTIONAL    APPRECIATION
COUNTERPARTY                     EXPOSURE     DATE    CURRENCY   AMOUNT*    (DEPRECIATION)
------------                     --------- ---------- -------- -----------  --------------
Credit Suisse...................   Index**  05/31/16    USD    $  (130,639)    $ 1,858
Credit Suisse...................   Index**  06/03/16    USD       (130,066)      1,689
Deutsche Bank AG, London Branch.   Index**  05/31/16    USD       (130,309)      1,855
Deutsche Bank AG, London Branch.   Index**  06/03/16    USD       (129,739)      1,683
UBS AG..........................   Index**  08/03/16    USD       (198,978)      2,832
UBS AG..........................   Index**  08/03/16    USD        (95,000)      1,235
                                                               -----------     -------
                                                               $(1,345,719)    $18,295
                                                               ===========     =======

* During the six months ended April 30, 2016 the Subsidiary's average notional value of outstanding swap contracts was $1,003,468 (in thousands).

**Swap is exposed to the 22 commodities in the Bloomberg Commodity Index Total
  Return.

   The following is a summary of the location of derivatives on the Portfolio's Statement of Assets and Liabilities as of April 30, 2016:

                           LOCATION ON THE STATEMENT OF ASSETS AND LIABILITIES
                           ---------------------------------------------------
 DERIVATIVE TYPE              ASSET DERIVATIVES        LIABILITY DERIVATIVES
 ---------------           ------------------------   ------------------------
 Commodity Futures         Receivables: Futures
   Contracts                 Margin Variation

 Commodity Swap Contracts  Unrealized Gain on Swap
                             Contracts

   The following is a summary of the Portfolio's derivative instrument holdings categorized by primary risk exposure as of April 30, 2016 (amounts in thousands):

                                                 ASSET DERIVATIVES VALUE
                                           ----------------------------------
                                            TOTAL VALUE
                                                 AT       COMMODITY    SWAP
                                           APRIL 30, 2016 CONTRACTS  CONTRACTS
 -                                         -------------- ---------  ---------
 Dimensional Cayman Commodity Fund I, LTD.    $23,829      $ 5,325*    18,504

                                               LIABILITY DERIVATIVES VALUE
                                           ----------------------------------
                                            TOTAL VALUE
                                                 AT       COMMODITY    SWAP
                                           APRIL 30, 2016 CONTRACTS  CONTRACTS
 -                                         -------------- ---------  ---------
 Dimensional Cayman Commodity Fund I, LTD.    $(2,491)     $(2,282)*  $  (209)

*Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statements of Assets and Liabilities.

   The following is a summary of the location on the Portfolio's Statement of Operations of realized and change in unrealized gains and losses from the Portfolio's derivative instrument holdings for the six months ended April 30, 2016:

DERIVATIVE TYPE              LOCATION OF GAIN (LOSS) ON DERIVATIVES
---------------              --------------------------------------
Commodity Futures Contracts  Net Realized Gain (Loss) on: Futures Change in Unrealized
                               Appreciation (Depreciation) of: Futures

Swap Contracts               Net Realized Gain (Loss) on: Swap Contracts Change in
                               Unrealized Appreciation (Depreciation) of: Swap Contracts

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolio's derivative instrument holdings categorized by primary risk exposure through the six months ended April 30, 2016 (amounts in thousands):

                                              REALIZED GAIN (LOSS) ON DERIVATIVES
                                              ----------------------------------
                                                          COMMODITY     SWAP
                                                TOTAL     CONTRACTS   CONTRACTS
                                               --------   ---------   ---------
    Dimensional Cayman Commodity Fund I, LTD. $(18,653)    $4,904     $(23,557)

                                                  CHANGE IN UNREALIZED
                                               APPRECIATION (DEPRECIATION)
                                                     ON DERIVATIVES
                                              ----------------------------------
                                                          COMMODITY     SWAP
                                                TOTAL     CONTRACTS   CONTRACTS
                                               --------   ---------   ---------
    Dimensional Cayman Commodity Fund I, LTD. $ 23,835     $4,176     $ 19,659

OFFSETTING OF DERIVATIVE ASSETS AND DERIVATIVE LIABILITIES

   The following tables present the Portfolio's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of April 30, 2016 (Amounts in thousands):

                                               GROSS AMOUNTS NOT                          GROSS AMOUNTS NOT
                                                 OFFSET IN THE                              OFFSET IN THE
                                              STATEMENTS OF ASSETS                       STATEMENTS OF ASSETS
                                    GROSS       AND LIABILITIES                GROSS       AND LIABILITIES
-                                 AMOUNTS OF ----------------------         AMOUNTS OF  ----------------------
                                  RECOGNIZED  FINANCIAL     CASH     NET    RECOGNIZED   FINANCIAL     CASH     NET
                                    ASSETS   INSTRUMENTS COLLATERAL AMOUNT  LIABILITIES INSTRUMENTS COLLATERAL AMOUNT
DESCRIPTION                          (A)         (B)      RECEIVED   (C)        (A)         (D)      PLEDGED    (E)
-----------                       ---------- ----------- ---------- ------- ----------- ----------- ---------- ------
                                                   ASSETS                                  LIABILITIES
                                  ----------------------------------------- -----------------------------------------
DFA COMMODITY STRATEGY PORTFOLIO
Swap Contracts...................  $18,504       --          --     $18,504    $209         --          --      $209

(a)No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.

(b)Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Consolidated Statements of Assets and Liabilities.

(c)Represents the net amount due from counterparties in the event of default.

(d)Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Consolidated Statements of Assets and Liabilities.

(e)Represents the net amount due to counterparties in the event of default.

   Note J contains information regarding securities lending amounts that are subject to netting arrangements.

I. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 30, 2016, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 29, 2017.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank effective January 8, 2016. A line of credit with similar terms was in effect through January 7, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed

$500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 7, 2017.

   There were no borrowings by the Portfolio under the lines of credit during the six months ended April 30, 2016.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The Portfolio did not utilize the interfund lending program during the six months ended April 30, 2016.

J. SECURITIES LENDING:

   As of April 30, 2016, the Portfolio had a security on loan to a broker/dealer, for which the Portfolio received cash collateral.

   The Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to its stated investment policy, the Portfolio will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2016:

                                                        REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                                      AS OF APRIL 30, 2016
                                                       ---------------------------------------------------
                                                       OVERNIGHT AND            BETWEEN
                                                        CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS TOTAL
                                                       ------------- -------- ------------ -------- ------
SECURITIES LENDING TRANSACTIONS
DFA COMMODITY STRATEGY PORTFOLIO
 Bonds................................................    $1,040        --         --         --    $1,040
                                                          ------        --         --         --    ------
Total Borrowings......................................    $1,040        --         --         --    $1,040
                                                          ------        --         --         --    ------
Gross amount of recognized liabilities for securities
  lending transactions................................                                              $1,040
                                                                                                    ======

K. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

L. OTHER:

   At April 30, 2016, 3 shareholders held 71% of the outstanding shares of the Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

M. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolio and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                               SIX MONTHS ENDED APRIL 30, 2016
  EXPENSE TABLES
                                       BEGINNING  ENDING              EXPENSES
                                        ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                         VALUE    VALUE     EXPENSE    DURING
                                       11/01/15  04/30/16    RATIO*   PERIOD*
                                       --------- --------- ---------- --------
  DFA INTERNATIONAL VALUE PORTFOLIO**
  -----------------------------------
  Actual Fund Return
   Class R2 Shares.................... $1,000.00 $  959.30    0.68%    $3.31
   Institutional Class Shares......... $1,000.00 $  961.10    0.43%    $2.10
  Hypothetical 5% Annual Return
   Class R2 Shares.................... $1,000.00 $1,021.48    0.68%    $3.42
   Institutional Class Shares......... $1,000.00 $1,022.73    0.43%    $2.16

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                    BEGINNING  ENDING              EXPENSES
                                     ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                      VALUE    VALUE     EXPENSE    DURING
                                    11/01/15  04/30/16    RATIO*   PERIOD*
                                    --------- --------- ---------- --------
     U.S. LARGE COMPANY PORTFOLIO
     ----------------------------
     Actual Fund Return............ $1,000.00 $1,004.60    0.08%    $0.40
     Hypothetical 5% Annual Return. $1,000.00 $1,024.47    0.08%    $0.40

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

**The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on March 31, 2016. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

   The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Affiliated Investment Company's holdings which reflect the investments by category.

FEEDER FUND

                                           AFFILIATED INVESTMENT COMPANY
                                           -----------------------------
        DFA International Value Portfolio.             100.0%

DOMESTIC EQUITY PORTFOLIO

                         U.S. LARGE COMPANY PORTFOLIO
              Consumer Discretionary.......................  13.0%
              Consumer Staples.............................  10.2%
              Energy.......................................   7.3%
              Financials...................................  13.2%
              Health Care..................................  14.6%
              Industrials..................................  10.2%
              Information Technology.......................  19.6%
              Materials....................................   3.0%
              Real Estate Investment Trusts................   2.9%
              Telecommunication Services...................   2.7%
              Utilities....................................   3.3%
                                                            -----
                                                            100.0%

                       DFA INTERNATIONAL VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2016
                                  (UNAUDITED)

                                                                   VALUE+
                                                               --------------
  AFFILIATED INVESTMENT COMPANY -- (100.0%)
  Investment in The DFA International Value Series of The DFA
    Investment Trust Company.................................. $6,731,660,448
                                                               --------------
     TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
       $6,928,294,655)........................................ $6,731,660,448
                                                               ==============

Summary of the Portfolio's Master Fund's investments as of April 30, 2016, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                         U.S. LARGE COMPANY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2016
                                  (UNAUDITED)

                                                                 PERCENTAGE
                                         SHARES      VALUE+    OF NET ASSETS**
                                         ------      ------    ---------------
 COMMON STOCKS -- (94.9%)
 Consumer Discretionary -- (12.3%)
 *   Amazon.com, Inc...................   129,439 $ 85,376,670            1.4%
     Comcast Corp. Class A.............   815,661   49,559,562            0.8%
     Home Depot, Inc. (The)............   425,064   56,911,819            0.9%
     McDonald's Corp...................   302,269   38,234,006            0.6%
     Starbucks Corp....................   495,541   27,864,270            0.5%
     Walt Disney Co. (The).............   503,234   51,963,943            0.9%
     Other Securities..................            476,959,456            7.9%
                                                  ------------           -----
 Total Consumer Discretionary..........            786,869,726           13.0%
                                                  ------------           -----
 Consumer Staples -- (9.7%)
     Altria Group, Inc.................   656,408   41,163,346            0.7%
     Coca-Cola Co. (The)............... 1,306,340   58,524,032            1.0%
     CVS Health Corp...................   368,275   37,011,637            0.6%
     PepsiCo, Inc......................   484,583   49,892,666            0.8%
     Philip Morris International, Inc..   519,427   50,966,177            0.8%
     Procter & Gamble Co. (The)........   889,288   71,249,755            1.2%
     Wal-Mart Stores, Inc..............   525,992   35,173,085            0.6%
     Other Securities..................            273,016,435            4.5%
                                                  ------------           -----
 Total Consumer Staples................            616,997,133           10.2%
                                                  ------------           -----
 Energy -- (6.9%)
     Chevron Corp......................   631,339   64,510,219            1.1%
     Exxon Mobil Corp.................. 1,392,235  123,073,574            2.0%
     Schlumberger, Ltd.................   466,142   37,449,848            0.6%
     Other Securities..................            216,438,511            3.6%
                                                  ------------           -----
 Total Energy..........................            441,472,152            7.3%
                                                  ------------           -----
 Financials -- (12.5%)
     Bank of America Corp.............. 3,461,725   50,402,716            0.8%
 *   Berkshire Hathaway, Inc. Class B..   628,118   91,378,607            1.5%
     Citigroup, Inc....................   988,374   45,741,949            0.8%
     JPMorgan Chase & Co............... 1,230,477   77,766,146            1.3%
     Wells Fargo & Co.................. 1,548,816   77,409,824            1.3%
     Other Securities..................            453,965,538            7.5%
                                                  ------------           -----
 Total Financials......................            796,664,780           13.2%
                                                  ------------           -----
 Health Care -- (13.9%)
     AbbVie, Inc.......................   540,177   32,950,797            0.5%
 *   Allergan P.L.C....................   132,321   28,655,436            0.5%
     Amgen, Inc........................   252,143   39,914,237            0.7%
     Bristol-Myers Squibb Co...........   559,695   40,398,785            0.7%
 *   Celgene Corp......................   262,058   27,099,418            0.5%
     Gilead Sciences, Inc..............   458,243   40,421,615            0.7%
     Johnson & Johnson.................   925,090  103,684,087            1.7%
     Medtronic P.L.C...................   471,422   37,313,051            0.6%
     Merck & Co., Inc..................   930,421   51,024,288            0.8%
     Pfizer, Inc....................... 2,027,673   66,325,184            1.1%
     UnitedHealth Group, Inc...........   318,719   41,968,918            0.7%
     Other Securities..................            372,853,700            6.1%
                                                  ------------           -----
 Total Health Care.....................            882,609,516           14.6%
                                                  ------------           -----

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                            SHARES       VALUE+      ASSETS**
                                                            ------       ------     ----------
Industrials -- (9.7%)
      3M Co..............................................    202,842 $   33,951,694       0.6%
#     Boeing Co. (The)...................................    208,782     28,143,814       0.5%
      General Electric Co................................  3,128,138     96,190,243       1.6%
      Honeywell International, Inc.......................    257,920     29,472,518       0.5%
      United Technologies Corp...........................    260,789     27,218,548       0.4%
      Other Securities...................................               400,128,006       6.6%
                                                                     --------------     ------
Total Industrials........................................               615,104,823      10.2%
                                                                     --------------     ------
Information Technology -- (18.6%)
*     Alphabet, Inc. Class A.............................     98,089     69,435,241       1.1%
*     Alphabet, Inc. Class C.............................     99,626     69,041,814       1.1%
      Apple, Inc.........................................  1,858,852    174,248,786       2.9%
      Cisco Systems, Inc.................................  1,687,047     46,376,922       0.8%
*     Facebook, Inc. Class A.............................    769,391     90,464,994       1.5%
      Intel Corp.........................................  1,583,747     47,955,859       0.8%
      International Business Machines Corp...............    296,369     43,252,092       0.7%
      MasterCard, Inc. Class A...........................    328,729     31,883,426       0.5%
      Microsoft Corp.....................................  2,651,638    132,237,187       2.2%
      Oracle Corp........................................  1,056,362     42,106,589       0.7%
#     Visa, Inc. Class A.................................    643,399     49,696,139       0.8%
      Other Securities...................................               388,972,551       6.5%
                                                                     --------------     ------
Total Information Technology.............................             1,185,671,600      19.6%
                                                                     --------------     ------
Materials -- (2.8%)
      Other Securities...................................               178,675,969       3.0%
                                                                     --------------     ------
Real Estate Investment Trusts -- (2.8%)
      Other Securities...................................               175,967,228       2.9%
                                                                     --------------     ------
Telecommunication Services -- (2.5%)
      AT&T, Inc..........................................  2,062,227     80,055,652       1.3%
      Verizon Communications, Inc........................  1,365,778     69,572,731       1.2%
      Other Securities...................................                12,889,997       0.2%
                                                                     --------------     ------
Total Telecommunication Services.........................               162,518,380       2.7%
                                                                     --------------     ------
Utilities -- (3.2%)
      Other Securities...................................               202,359,209       3.4%
                                                                     --------------     ------
TOTAL COMMON STOCKS......................................             6,044,910,516     100.1%
                                                                     --------------     ------

TEMPORARY CASH INVESTMENTS -- (0.2%)
      State Street Institutional Liquid Reserves, 0.455%. 12,865,737     12,865,737       0.2%
                                                                     --------------     ------

SECURITIES LENDING COLLATERAL -- (4.9%)
(S)@  DFA Short Term Investment Fund..................... 26,874,784    310,941,247       5.2%
                                                                     --------------     ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,466,520,104)................................              $6,368,717,500     105.5%
                                                                     ==============     ======

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 --------------------------------------------------
                                    LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                 -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary........ $  786,869,726           --   --    $  786,869,726
  Consumer Staples..............    616,997,133           --   --       616,997,133
  Energy........................    441,472,152           --   --       441,472,152
  Financials....................    796,664,780           --   --       796,664,780
  Health Care...................    882,609,516           --   --       882,609,516
  Industrials...................    615,104,823           --   --       615,104,823
  Information Technology........  1,185,671,600           --   --     1,185,671,600
  Materials.....................    178,675,969           --   --       178,675,969
  Real Estate Investment Trusts.    175,967,228           --   --       175,967,228
  Telecommunication Services....    162,518,380           --   --       162,518,380
  Utilities.....................    202,359,209           --   --       202,359,209
Temporary Cash Investments......     12,865,737           --   --        12,865,737
Securities Lending Collateral...             -- $310,941,247   --       310,941,247
                                 -------------- ------------   --    --------------
TOTAL........................... $6,057,776,253 $310,941,247   --    $6,368,717,500
                                 ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2016
                                  (UNAUDITED)
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                                 DFA        U.S. LARGE
                                                                                            INTERNATIONAL     COMPANY
                                                                                           VALUE PORTFOLIO  PORTFOLIO *
                                                                                           --------------- ------------
ASSETS:
Investments in Affiliated Investment Company at Value..................................... $    6,731,660            --
Investments at Value (including $0 and $591,268 of securities on loan, respectively)......             --  $  6,044,911
Temporary Cash Investments at Value & Cost................................................             --        12,866
Collateral from Securities on Loan Invested in Affiliate at Value & Cost..................             --       310,941
Segregated Cash for Futures Contracts.....................................................             --           797
Receivables:
  Dividends, Interest and Tax Reclaims....................................................             --         6,341
  Securities Lending Income...............................................................             --            73
  Fund Shares Sold........................................................................          6,390         8,228
Prepaid Expenses and Other Assets.........................................................            105            65
                                                                                           --------------  ------------
     Total Assets.........................................................................      6,738,155     6,384,222
                                                                                           --------------  ------------
LIABILITIES:
Payables:
  Due to Custodian........................................................................             --           208
  Upon Return of Securities Loaned........................................................             --       310,941
  Fund Shares Redeemed....................................................................          5,718        33,042
  Due to Advisor..........................................................................          1,081           259
  Futures Margin Variation................................................................             --           122
Accrued Expenses and Other Liabilities....................................................            346           583
     Total Liabilities....................................................................          7,145       345,155
                                                                                           --------------  ------------
NET ASSETS................................................................................ $    6,731,010  $  6,039,067
                                                                                           ==============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares -- based on net assets of $10,741 and $0 and shares outstanding of
 672,221 and 0, respectively.............................................................. $        15.98           N/A
                                                                                           ==============  ============
NUMBER OF SHARES AUTHORIZED...............................................................    100,000,000           N/A
                                                                                           ==============  ============
Institutional Class Shares -- based on net assets of $6,720,269 and $6,039,067 and shares
 outstanding of 418,694,255 and 373,939,160, respectively................................. $        16.05  $      16.15
                                                                                           ==============  ============
NUMBER OF SHARES AUTHORIZED...............................................................  1,500,000,000   900,000,000
                                                                                           ==============  ============
Investments in Affiliated Investment Companies at Cost.................................... $    6,928,295  $         --
                                                                                           --------------  ------------
Investments at Cost....................................................................... $           --  $  3,142,713
                                                                                           ==============  ============
NET ASSETS CONSIST OF:
Paid-In Capital........................................................................... $    7,345,226  $  3,316,733
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)....         42,474         1,672
Accumulated Net Realized Gain (Loss)......................................................       (461,173)     (181,536)
Net Unrealized Foreign Exchange Gain (Loss)...............................................          1,118            --
Net Unrealized Appreciation (Depreciation)................................................       (196,635)    2,902,198
                                                                                           --------------  ------------
NET ASSETS................................................................................ $    6,731,010  $  6,039,067
                                                                                           ==============  ============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2016
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                                        DFA
                                                                                   INTERNATIONAL U.S. LARGE
                                                                                       VALUE      COMPANY
                                                                                    PORTFOLIO*   PORTFOLIO
                                                                                   ------------- ----------
INVESTMENT INCOME
  Net Investment Income Allocated from Affiliated Investment Companies:
    Dividends (Net of Foreign Taxes Withheld of $9,609 and $0, respectively)......   $ 108,949         --
    Income from Securities Lending................................................       3,845         --
    Expenses Allocated from Affiliated Investment Company.........................      (7,014)        --
                                                                                     ---------    -------
     Total Net Investment Income Received from Affiliated Investment Companies....     105,780         --
                                                                                     ---------    -------
FUND INVESTMENT INCOME
  Dividends.......................................................................          --    $67,739
  Income from Securities Lending..................................................          --        458
                                                                                     ---------    -------
     Total Investment Income......................................................          --     68,197
                                                                                     ---------    -------
EXPENSES
  Investment Management Fees......................................................      12,716      1,742
  Accounting & Transfer Agent Fees................................................          22        164
  S&P 500(R) Fees.................................................................          --         51
  Custodian Fees..................................................................          --         42
  Shareholder Servicing Fees --
    Class R2 Shares...............................................................          12         --
  Filing Fees.....................................................................          77         49
  Shareholders' Reports...........................................................         124         60
  Directors'/Trustees' Fees & Expenses............................................          27         24
  Professional Fees...............................................................           8        183
  Other...........................................................................          26        124
                                                                                     ---------    -------
     Total Expenses...............................................................      13,012      2,439
                                                                                     ---------    -------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees
   Recovered by Advisor (Note C)..................................................      (6,358)      (101)
                                                                                     ---------    -------
  Net Expenses....................................................................       6,654      2,338
                                                                                     ---------    -------
  NET INVESTMENT INCOME (LOSS)....................................................      99,126     65,859
                                                                                     ---------    -------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**..................................................    (161,239)    (3,559)
    Futures.......................................................................       3,280     (5,798)
    Foreign Currency Transactions.................................................       1,775         --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency....................................    (179,422)    10,544
    Futures.......................................................................         897       (258)
    Translation of Foreign Currency Denominated Amounts...........................       1,311         --
                                                                                     ---------    -------
  NET REALIZED AND UNREALIZED GAIN (LOSS).........................................    (333,398)       929
                                                                                     ---------    -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...................   $(234,272)   $66,788
                                                                                     =========    =======

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

**Net of foreign capital gain taxes withheld of $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                  DFA INTERNATIONAL VALUE     U.S. LARGE COMPANY
                                                                         PORTFOLIO                PORTFOLIO
                                                                 ------------------------  -----------------------
                                                                 SIX MONTHS       YEAR     SIX MONTHS      YEAR
                                                                    ENDED        ENDED        ENDED       ENDED
                                                                  APRIL 30,     OCT. 31,    APRIL 30,    OCT. 31,
                                                                    2016          2015        2016         2015
                                                                 -----------  -----------  ----------- -----------
                                                                 (UNAUDITED)               (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).................................. $    99,126  $   218,094  $   65,859  $   116,432
  Net Realized Gain (Loss) on:
   Investment Securities Sold*..................................    (161,239)     185,379      (3,559)     174,452
   Futures......................................................       3,280           --      (5,798)       2,961
   Foreign Currency Transactions................................       1,775       (4,394)         --           --
   In-Kind Redemptions..........................................          --           --          --       70,875
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency...................    (179,422)    (768,572)     10,544      (67,093)
   Futures......................................................         897           --        (258)      (2,353)
   Translation of Foreign Currency Denominated Amounts..........       1,311          490          --           --
                                                                 -----------  -----------  ----------  -----------
     Net Increase (Decrease) in Net Assets Resulting from
      Operations................................................    (234,272)    (369,003)     66,788      295,274
                                                                 -----------  -----------  ----------  -----------
Distributions From:
  Net Investment Income:
   Class R2 Shares..............................................        (149)        (293)         --           --
   Institutional Class Shares...................................     (84,429)    (210,745)    (74,830)    (110,940)
  Net Long-Term Gains:
   Institutional Class Shares...................................          --           --     (47,852)          --
                                                                 -----------  -----------  ----------  -----------
     Total Distributions........................................     (84,578)    (211,038)   (122,682)    (110,940)
                                                                 -----------  -----------  ----------  -----------
Capital Share Transactions (1):
  Shares Issued.................................................   1,332,117    1,877,719     975,352    1,080,396
  Shares Issued in Lieu of Cash Distributions...................      82,182      204,539     106,494       95,812
  Shares Redeemed...............................................  (1,170,324)  (1,698,746)   (797,628)  (1,218,173)
                                                                 -----------  -----------  ----------  -----------
     Net Increase (Decrease) from Capital Share Transactions....     243,975      383,512     284,218      (41,965)
                                                                 -----------  -----------  ----------  -----------
     Total Increase (Decrease) in Net Assets....................     (74,875)    (196,529)    228,324      142,369
NET ASSETS
  Beginning of Period...........................................   6,805,885    7,002,414   5,810,743    5,668,374
                                                                 -----------  -----------  ----------  -----------
  End of Period................................................. $ 6,731,010  $ 6,805,885  $6,039,067  $ 5,810,743
                                                                 ===========  ===========  ==========  ===========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.................................................      88,020      105,639      63,770       66,846
  Shares Issued in Lieu of Cash Distributions...................       5,209       11,317       6,651        6,038
  Shares Redeemed...............................................     (76,002)     (93,840)    (50,290)     (74,737)
                                                                 -----------  -----------  ----------  -----------
     Net Increase (Decrease) from Shares Issued and Redeemed....      17,227       23,116      20,131       (1,853)
                                                                 ===========  ===========  ==========  ===========
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS IN EXCESS OF
 NET INVESTMENT INCOME)......................................... $    42,474  $    27,926  $    1,672  $    10,643

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                     DFA INTERNATIONAL VALUE PORTFOLIO-CLASS R2 SHARES
                                               ------------------------------------------------------------
                                               SIX MONTHS       YEAR      YEAR      YEAR     YEAR     YEAR
                                                  ENDED        ENDED     ENDED     ENDED    ENDED    ENDED
                                                APRIL 30,     OCT. 31,  OCT. 31,  OCT. 31, OCT. 31, OCT. 31,
                                                  2016          2015      2014      2013     2012     2011
--------------------------------------------------------------------------------------------------------------
                                               (UNAUDITED)
Net Asset Value, Beginning of Period..........   $ 16.93      $ 18.48   $ 19.46    $15.72   $15.83   $17.82
                                                 -------      -------   -------    ------   ------   ------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)............      0.22         0.51      0.74      0.49     0.51     0.53
  Net Gains (Losses) on Securities (Realized
   and Unrealized)............................     (0.93)       (1.55)    (0.93)     3.77    (0.13)   (2.00)
                                                 -------      -------   -------    ------   ------   ------
   Total from Investment Operations...........     (0.71)       (1.04)    (0.19)     4.26     0.38    (1.47)
--------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.......................     (0.24)       (0.51)    (0.79)    (0.52)   (0.49)   (0.52)
                                                 -------      -------   -------    ------   ------   ------
   Total Distributions........................     (0.24)       (0.51)    (0.79)    (0.52)   (0.49)   (0.52)
--------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period................   $ 15.98      $ 16.93   $ 18.48    $19.46   $15.72   $15.83
============================================== ===========    ========  ========  ======== ======== ========
Total Return..................................     (4.07)%(D)   (5.78)%   (1.21)%   27.61%    2.70%   (8.53)%
--------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).........   $10,741      $10,404   $11,200    $5,517   $6,407   $6,102
Ratio of Expenses to Average Net Assets(B)....      0.68%(E)     0.68%     0.68%     0.69%    0.71%    0.71%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor and fees paid
 indirectly)..................................      0.88%(E)     0.73%     0.68%     0.69%    0.71%    0.71%
Ratio of Net Investment Income to Average Net
 Assets.......................................      2.86%(E)     2.81%     3.79%     2.84%    3.33%    2.97%
--------------------------------------------------------------------------------------------------------------

                                                        DFA INTERNATIONAL VALUE PORTFOLIO-INSTITUTIONAL CLASS SHARES
                                               ----------------------------------------------------------------------------
                                                 SIX MONTHS        YEAR         YEAR        YEAR        YEAR         YEAR
                                                    ENDED         ENDED        ENDED       ENDED       ENDED        ENDED
                                                  APRIL 30,      OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,     OCT. 31,
                                                    2016           2015         2014        2013        2012         2011
-----------------------------------------------------------------------------------------------------------------------------
                                                 (UNAUDITED)
Net Asset Value, Beginning of Period.......... $    16.92      $    18.47   $    19.45   $    15.72  $    15.83  $    17.81
                                               ----------      ----------   ----------   ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)............       0.24            0.56         0.84         0.52        0.54        0.58
  Net Gains (Losses) on Securities (Realized
   and Unrealized)............................      (0.90)          (1.56)       (0.98)        3.78       (0.12)      (1.99)
                                               ----------      ----------   ----------   ----------  ----------  ----------
   Total from Investment Operations...........      (0.66)          (1.00)       (0.14)        4.30        0.42       (1.41)
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.......................      (0.21)          (0.55)       (0.84)       (0.57)      (0.53)      (0.57)
                                               ----------      ----------   ----------   ----------  ----------  ----------
   Total Distributions........................      (0.21)          (0.55)       (0.84)       (0.57)      (0.53)      (0.57)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period................ $    16.05      $    16.92   $    18.47   $    19.45  $    15.72  $    15.83
============================================== ===========     ==========   ==========   ==========  ==========  ==========
Total Return..................................      (3.89)%(D)      (5.58)%      (0.97)%      27.90%       2.98%      (8.26)%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)......... $6,720,269      $6,795,481   $6,991,214   $6,522,355  $5,480,888  $5,287,323
Ratio of Expenses to Average Net Assets(B)....       0.43%(E)        0.43%        0.43%        0.43%       0.45%       0.45%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor and fees paid
 indirectly)..................................       0.63%(E)        0.49%        0.43%        0.43%       0.45%       0.45%
Ratio of Net Investment Income to Average Net
 Assets.......................................       3.12%(E)        3.10%        4.29%        3.00%       3.54%       3.26%
-----------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                    U.S. LARGE COMPANY PORTFOLIO
                                                             --------------------------------------------------------------
                                                              SIX MONTHS       YEAR        YEAR        YEAR        YEAR
                                                                 ENDED        ENDED       ENDED       ENDED       ENDED
                                                               APRIL 30,     OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                                 2016          2015        2014        2013        2012
----------------------------------------------------------------------------------------------------------------------------
                                                              (UNAUDITED)
Net Asset Value, Beginning of Period........................ $    16.42     $    15.94  $    13.87  $    11.15  $     9.90
                                                             ----------     ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................       0.18           0.33        0.29        0.27        0.22
 Net Gains (Losses) on Securities (Realized and Unrealized).      (0.10)          0.47        2.07        2.71        1.25
                                                             ----------     ----------  ----------  ----------  ----------
   Total from Investment Operations.........................       0.08           0.80        2.36        2.98        1.47
----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................      (0.21)         (0.32)      (0.29)      (0.26)      (0.22)
 Net Realized Gains.........................................      (0.14)            --          --          --          --
                                                             ----------     ----------  ----------  ----------  ----------
   Total Distributions......................................      (0.35)         (0.32)      (0.29)      (0.26)      (0.22)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.............................. $    16.15     $    16.42  $    15.94  $    13.87  $    11.15
===========================================================  ===========    ==========  ==========  ==========  ==========
Total Return................................................       0.46%(D)       5.09%      17.17%      27.10%      15.02%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................... $6,039,067     $5,810,743  $5,668,374  $4,917,336  $4,037,336
Ratio of Expenses to Average Net Assets.....................       0.08%(E)       0.08%       0.08%       0.09%       0.10%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor).................................       0.08%(E)       0.09%       0.08%       0.10%       0.10%
Ratio of Net Investment Income to Average Net Assets........       2.27%(E)       2.05%       1.95%       2.13%       2.10%
Portfolio Turnover Rate.....................................          6%(D)          2%          3%          3%          4%
----------------------------------------------------------------------------------------------------------------------------

                                                             -----------
                                                                YEAR
                                                               ENDED
                                                              OCT. 31,
                                                                2011
------------------------------------------------------------------------

Net Asset Value, Beginning of Period........................ $     9.34
                                                             ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................       0.19
 Net Gains (Losses) on Securities (Realized and Unrealized).       0.56
                                                             ----------
   Total from Investment Operations.........................       0.75
------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................      (0.19)
 Net Realized Gains.........................................         --
                                                             ----------
   Total Distributions......................................      (0.19)
------------------------------------------------------------------------
Net Asset Value, End of Period.............................. $     9.90
===========================================================  ==========
Total Return................................................       8.09%
------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................... $3,762,013
Ratio of Expenses to Average Net Assets.....................       0.10%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor).................................       0.10%
Ratio of Net Investment Income to Average Net Assets........       1.95%
Portfolio Turnover Rate.....................................          4%
------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)


A. ORGANIZATION:

   Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifteen portfolios, two of which, DFA International Value Portfolio and U.S. Large Company Portfolio (the "Portfolios"), are presented in this section of the report. The remaining operational portfolios are presented in separate reports.

   DFA International Value Portfolio (the "Feeder Fund") primarily invests its assets in The DFA International Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At April 30, 2016, the Feeder Fund owned 74% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Fund.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   The Feeder Fund's investment reflects its proportionate interest in the net assets of the Series. This valuation is classified as Level 1 in the hierarchy.

   Securities held by U.S. Large Company Portfolio, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Portfolio that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Portfolio values the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by U.S. Large Company Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2016, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolios.

   2. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2016, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: The Feeder Fund recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities from the Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board of Directors, generally based on average net assets.

   Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of the Feeder Fund. Income, gains and losses, and common expenses of the Feeder Fund are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio. For the six months ended April 30, 2016, the U.S. Large Company Portfolio's and the Feeder Fund's investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.06% and 0.40%, respectively, of average daily net assets.

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreement for the U.S. Large Company Portfolio, and a portion of the Fee Waiver Agreement for the Feeder Fund, will remain in effect through February 28, 2017, and may only be terminated by the Fund's Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Feeder Fund, as described in the notes below, will remain in effect permanently, unless terminated by the Feeder Fund. For the six months ended April 30, 2016, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). The Portfolios are not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                                      PREVIOUSLY
                                                      RECOVERY       WAIVED FEES/
                                        EXPENSE    OF PREVIOUSLY   EXPENSES ASSUMED
                                       LIMITATION   WAIVED FEES/   SUBJECT TO FUTURE
INSTITUTIONAL CLASS SHARES               AMOUNT   EXPENSES ASSUMED     RECOVERY
--------------------------             ---------- ---------------- -----------------
DFA International Value Portfolio (1).    0.40%          --                --
U.S. Large Company Portfolio (2)......    0.08%          --              $977
CLASS R2 SHARES
---------------
DFA International Value Portfolio (1).    0.79%          --                --

   (1) Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the DFA International Value Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, to 0.40% of the average net assets of a class of the Portfolio on an annualized basis (the "Permanent Fee Waiver"). In addition to the Permanent Fee Waiver, the Advisor has contractually agreed (including for the time period prior to July 21, 2015) to assume the direct expenses of Class R2 shares of the Portfolio (excluding management fees and custodian fees), to the extent necessary to limit the annualized expenses of Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) to the rate listed above (the "Annualized Expense Ratio"). At any time that the annualized expenses of Class R2 shares of the Portfolio are less than the Annualized Expense Ratio identified above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that the amount of such recovery does not cause the annualized expense ratio of Class R2 shares of the Portfolio to exceed the Annualized Expense Ratio identified above. Except, the Portfolio is not obligated to reimburse the Advisor for fees waived in connection with the Permanent Fee Waiver.

   (2) Effective August 1, 2013, the Advisor has contractually agreed to waive all or a portion of its management fee to the extent necessary to reduce the ordinary operating expenses (excluding expenses incurred through investment in other investment companies) ("Portfolio Expenses") of the U.S. Large Company Portfolio so that the Portfolio Expenses, on an annualized basis, do not exceed the rate listed above as a percentage of the Portfolio's average net assets (the "Annualized Expense Ratio"). At any time that the annualized Portfolio Expenses of the Portfolio are less than the Annualized Expense Ratio identified above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that the amount of such recovery will not cause the annualized Portfolio Expenses of the Portfolio to exceed the applicable Annualized Expense Ratio identified above.

   Prior to August 1, 2013, the Advisor contractually agreed to waive all or a portion of its administration fee to the extent necessary to reduce the Portfolio Expenses of the Portfolio so that such Portfolio Expenses did not exceed 0.10% of the Portfolio's average net assets on an annualized basis (the "Previous Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio were less than the Previous Expense Limitation Amount, the Advisor retained the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and did not cause the Portfolio's annualized Portfolio Expenses to exceed the Previous Expense Limitation Amount.

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2016, the total related amounts paid by the Fund to the CCO were $15 (in thousands). The total related amounts paid by each Portfolio are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At April 30, 2016, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                    DFA International Value Portfolio. $228
                    U.S. Large Company Portfolio......  279

E. PURCHASES AND SALES OF SECURITIES:

   For the six months ended April 30, 2016, U.S. Large Company Portfolio made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                              PURCHASES  SALES
                -                             --------- --------
                U.S. Large Company Portfolio. $664,149  $376,387

   There were no purchases or sales of long-term U.S. government securities.

F. FEDERAL INCOME TAXES:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2015, primarily attributable to net foreign currency gains/losses, foreign capital gains tax reclass and realized gains on securities considered to be "passive foreign investment companies", were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                      INCREASE       INCREASE
                                                     (DECREASE)     (DECREASE)
                                      INCREASE     UNDISTRIBUTED   ACCUMULATED
                                     (DECREASE)    NET INVESTMENT  NET REALIZED
                                   PAID-IN CAPITAL     INCOME     GAINS (LOSSES)
                                   --------------- -------------- --------------
DFA International Value Portfolio.     $     4        $(1,585)       $  1,581
U.S. Large Company Portfolio......      80,800         (5,141)        (75,659)

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2014 and October 31, 2015 were as follows (amounts in thousands):

                                       NET INVESTMENT
                                         INCOME AND
                                         SHORT-TERM     LONG-TERM
                                       CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                       -------------- ------------- --------
    DFA International Value Portfolio
    2014..............................    $295,405         --       $295,405
    2015..............................     211,038         --        211,038
    U.S. Large Company Portfolio
    2014..............................     102,736         --        102,736
    2015..............................     110,940         --        110,940

   At October 31, 2015, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                     NET INVESTMENT
                                       INCOME AND
                                       SHORT-TERM     LONG-TERM
                                     CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                     -------------- ------------- -------
       U.S. Large Company Portfolio.     $5,141        $7,248     $12,389

   At October 31, 2015, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                   UNDISTRIBUTED                                               TOTAL NET
                                   NET INVESTMENT                                            DISTRIBUTABLE
                                     INCOME AND   UNDISTRIBUTED                 UNREALIZED     EARNINGS
                                     SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION  (ACCUMULATED
                                   CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)    LOSSES)
                                   -------------- ------------- ------------- -------------- -------------
DFA International Value Portfolio.    $34,362             --      $(303,109)    $  (26,271)   $ (295,018)
U.S. Large Company Portfolio......     10,909        $47,851             --      2,719,734     2,778,494

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2015, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                          EXPIRES ON OCTOBER 31,
                                          ----------------------
                                                   2016           TOTAL
                                          ---------------------- --------
       DFA International Value Portfolio.        $303,109        $303,109
       U.S. Large Company Portfolio......              --              --

   During the year ended October 31, 2015, the Portfolios utilized the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

                  DFA International Value Portfolio. $182,318
                  U.S. Large Company Portfolio......  109,001

   At April 30, 2016, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                             NET
                                                                          UNREALIZED
                                    FEDERAL    UNREALIZED   UNREALIZED   APPRECIATION
                                    TAX COST  APPRECIATION DEPRECIATION (DEPRECIATION)
                                   ---------- ------------ ------------ --------------
DFA International Value Portfolio. $6,936,263          --   $(204,603)    $ (204,603)
U.S. Large Company Portfolio......  3,638,439  $2,822,229     (91,950)     2,730,279

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. CAPITAL SHARE TRANSACTIONS:

   The capital share transactions by class were as follows (amounts in thousands):

                                                         SIX MONTHS ENDED         YEAR ENDED
                                                          APRIL 30, 2016         OCT. 31, 2015
                                                       --------------------  --------------------
                                                            (UNAUDITED)
                                                          AMOUNT     SHARES     AMOUNT     SHARES
                                                       -----------  -------  -----------  -------
DFA INTERNATIONAL VALUE PORTFOLIO
Class R2 Shares
 Shares Issued........................................ $     1,729      113  $     3,876      214
 Shares Issued in Lieu of Cash Distributions..........         149       10          293       16
 Shares Redeemed......................................      (1,014)     (66)      (4,082)    (221)
                                                       -----------  -------  -----------  -------
Net Increase (Decrease) -- Class R2 Shares............ $       864       57  $        87        9
                                                       ===========  =======  ===========  =======
Institutional Class Shares
 Shares Issued........................................ $ 1,330,388   87,907  $ 1,873,843  105,425
 Shares Issued in Lieu of Cash Distributions..........      82,033    5,199      204,246   11,301
 Shares Redeemed......................................  (1,169,310) (75,936)  (1,694,664) (93,619)
                                                       -----------  -------  -----------  -------
Net Increase (Decrease) -- Institutional Class Shares. $   243,111   17,170  $   383,425   23,107
                                                       ===========  =======  ===========  =======

H. FINANCIAL INSTRUMENTS:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   1. Futures Contracts: The Portfolios may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolios. The Portfolios, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. Entering into stock index futures subjects the Portfolios to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   The following is a summary of the location of realized and change in unrealized gains and losses on the U.S. Large Company Portfolio's Statement of Operations for the Portfolio's derivative instrument holdings for the six months ended April 30, 2016:

  DERIVATIVE TYPE   LOCATION OF GAIN (LOSS) ON DERIVATIVES
  ---------------   --------------------------------------
  Equity contracts  Net Realized Gain (Loss) on: Futures Change in Unrealized
                      Appreciation (Depreciation) of:
                      Futures

   The following is a summary of the realized and change in unrealized gains and losses from the U.S. Large Company Portfolio's direct investment in derivative instrument holdings categorized by primary risk exposure through the six months ended April 30, 2016 (amounts in thousands):

                                              REALIZED GAIN (LOSS) ON DERIVATIVES
                                              ----------------------------------
                                                                 EQUITY
                                               TOTAL            CONTRACTS
                                                  -------       ---------
               U.S. Large Company Portfolio*. $(5,798)           $(5,798)

                                              CHANGE IN UNREALIZED
                                              APPRECIATION (DEPRECIATION)
                                                ON DERIVATIVES
                                              ----------------------------------
                                                                 EQUITY
                                               TOTAL            CONTRACTS
                                                  -------       ---------
               U.S. Large Company Portfolio*. $  (258)           $  (258)

* During the six months ended April 30, 2016, U.S. Large Company Portfolio's average notional contract amount of outstanding futures contracts was $25,696 (in thousands).

I. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 30, 2016, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 29, 2017.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank effective January 8, 2016. A line of credit with similar terms was in effect through January 7, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 7, 2017.

   For the six months ended April 30, 2016, borrowings by the the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                 AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING
                              INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
                              ------------- ------------ ------------ -------- ---------------
U.S. Large Company Portfolio.     1.06%       $44,297         22        $30       $162,576

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2016, that the Portfolio's available line of credit was utilized.

   There were no outstanding borrowings by the Portfolios under the lines of credit as of April 30, 2016.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the U.S. Large Company Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The U.S. Large Company Portfolio did not utilize the interfund lending program during the six months ended April 30, 2016.

J. SECURITIES LENDING:

   As of April 30, 2016, U.S. Large Company Portfolio had securities on loan to brokers/dealers, for which the Portfolio received cash collateral. In addition, U.S. Large Company Portfolio received non-cash collateral consisting of short and/or long term U.S. government securities and U.S. Agency Backed Securities with a market value of $290,135 (amounts in thousands). The Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount
(i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies,
(ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to its stated investment policies, the Portfolio will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2016:

                                     REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                   AS OF APRIL 30, 2016
                                 ---------------------------------------------------------
                                 OVERNIGHT AND            BETWEEN
                                  CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS    TOTAL
                                 ------------- -------- ------------ -------- ------------
SECURITIES LENDING TRANSACTIONS
U.S. LARGE COMPANY PORTFOLIO
 Bonds.......................... $310,941,247     --         --         --    $310,941,247
                                 ------------     --         --         --    ------------
Total Borrowings................ $310,941,247     --         --         --    $310,941,247
                                 ------------     --         --         --    ------------
Gross amount of recognized liabilities for securities lending transactions... $310,941,247
                                                                              ============

K. SHAREHOLDER SERVICING FEES:

   The Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the DFA International Value Portfolio's Class R2 Shares.

L. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

M. OTHER:

   At April 30, 2016, the following number of shareholders held the following approximate percentages of the Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                               APPROXIMATE
                                                                                PERCENTAGE
                                                                  NUMBER OF   OF OUTSTANDING
                                                                 SHAREHOLDERS     SHARES
                                                                 ------------ --------------
DFA International Value Portfolio -- Class R2 Shares............      3             92%
DFA International Value Portfolio -- Institutional Class Shares.      3             71%
U.S. Large Company Portfolio....................................      4             76%

N. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              SIX MONTHS ENDED APRIL 30, 2016
  EXPENSE TABLES
                                      BEGINNING  ENDING              EXPENSES
                                       ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                        VALUE    VALUE     EXPENSE    DURING
                                      11/01/15  04/30/16    RATIO*   PERIOD*
                                      --------- --------- ---------- --------
  THE U.S. LARGE CAP VALUE SERIES
  -------------------------------
  Actual Fund Return                  $1,000.00 $1,000.60    0.11%    $0.55
  Hypothetical 5% Annual Return...... $1,000.00 $1,024.32    0.11%    $0.55

  THE DFA INTERNATIONAL VALUE SERIES
  ----------------------------------
  Actual Fund Return................. $1,000.00 $  961.80    0.22%    $1.07
  Hypothetical 5% Annual Return...... $1,000.00 $1,023.77    0.22%    $1.11

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                         BEGINNING  ENDING              EXPENSES
                                          ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                           VALUE    VALUE     EXPENSE    DURING
                                         11/01/15  04/30/16    RATIO*   PERIOD*
                                         --------- --------- ---------- --------
THE JAPANESE SMALL COMPANY SERIES
---------------------------------
Actual Fund Return...................... $1,000.00 $1,008.10    0.13%    $0.65
Hypothetical 5% Annual Return........... $1,000.00 $1,024.22    0.13%    $0.65

THE ASIA PACIFIC SMALL COMPANY SERIES
-------------------------------------
Actual Fund Return...................... $1,000.00 $1,094.70    0.13%    $0.68
Hypothetical 5% Annual Return........... $1,000.00 $1,024.22    0.13%    $0.65

THE UNITED KINGDOM SMALL COMPANY SERIES
---------------------------------------
Actual Fund Return...................... $1,000.00 $  952.10    0.12%    $0.58
Hypothetical 5% Annual Return........... $1,000.00 $1,024.27    0.12%    $0.60

THE CONTINENTAL SMALL COMPANY SERIES
------------------------------------
Actual Fund Return...................... $1,000.00 $1,042.40    0.13%    $0.66
Hypothetical 5% Annual Return........... $1,000.00 $1,024.22    0.13%    $0.65

THE CANADIAN SMALL COMPANY SERIES
---------------------------------
Actual Fund Return...................... $1,000.00 $1,202.90    0.12%    $0.66
Hypothetical 5% Annual Return........... $1,000.00 $1,024.27    0.12%    $0.60

THE EMERGING MARKETS SERIES
---------------------------
Actual Fund Return...................... $1,000.00 $1,018.90    0.16%    $0.80
Hypothetical 5% Annual Return........... $1,000.00 $1,024.07    0.16%    $0.81

THE EMERGING MARKETS SMALL CAP SERIES
-------------------------------------
Actual Fund Return...................... $1,000.00 $1,048.20    0.27%    $1.37
Hypothetical 5% Annual Return........... $1,000.00 $1,023.52    0.27%    $1.36

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on March 31, 2016. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                        THE U.S. LARGE CAP VALUE SERIES
              Consumer Discretionary.......................  13.3%
              Consumer Staples.............................   6.1%
              Energy.......................................  15.4%
              Financials...................................  21.0%
              Health Care..................................  10.2%
              Industrials..................................  12.8%
              Information Technology.......................  11.9%
              Materials....................................   4.0%
              Telecommunication Services...................   5.0%
              Utilities....................................   0.3%
                                                            -----
                                                            100.0%

                      THE DFA INTERNATIONAL VALUE SERIES
              Consumer Discretionary.......................  11.9%
              Consumer Staples.............................   3.5%
              Energy.......................................  17.5%
              Financials...................................  30.9%
              Health Care..................................   1.4%
              Industrials..................................  10.7%
              Information Technology.......................   3.3%
              Materials....................................  12.8%
              Telecommunication Services...................   5.4%
              Utilities....................................   2.6%
                                                            -----
                                                            100.0%

                       THE JAPANESE SMALL COMPANY SERIES
              Consumer Discretionary.......................  20.5%
              Consumer Staples.............................  10.3%
              Energy.......................................   1.0%
              Financials...................................  11.0%
              Health Care..................................   4.7%
              Industrials..................................  28.4%
              Information Technology.......................  11.8%
              Materials....................................  11.7%
              Utilities....................................   0.6%
                                                            -----
                                                            100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


                     THE ASIA PACIFIC SMALL COMPANY SERIES
              Consumer Discretionary.......................  27.0%
              Consumer Staples.............................   5.6%
              Energy.......................................   2.5%
              Financials...................................  16.3%
              Health Care..................................   7.8%
              Industrials..................................  15.0%
              Information Technology.......................   5.4%
              Materials....................................  13.5%
              Telecommunication Services...................   3.6%
              Utilities....................................   3.3%
                                                            -----
                                                            100.0%

                    THE UNITED KINGDOM SMALL COMPANY SERIES
              Consumer Discretionary.......................  23.6%
              Consumer Staples.............................   5.8%
              Energy.......................................   4.6%
              Financials...................................  15.7%
              Health Care..................................   3.0%
              Industrials..................................  25.8%
              Information Technology.......................   9.7%
              Materials....................................   7.9%
              Telecommunication Services...................   1.9%
              Utilities....................................   2.0%
                                                            -----
                                                            100.0%

                     THE CONTINENTAL SMALL COMPANY SERIES
              Consumer Discretionary.......................  13.1%
              Consumer Staples.............................   6.0%
              Energy.......................................   2.7%
              Financials...................................  18.2%
              Health Care..................................   9.5%
              Industrials..................................  26.9%
              Information Technology.......................   8.9%
              Materials....................................  10.4%
              Telecommunication Services...................   1.9%
              Utilities....................................   2.4%
                                                            -----
                                                            100.0%

                       THE CANADIAN SMALL COMPANY SERIES
              Consumer Discretionary.......................   9.3%
              Consumer Staples.............................   4.2%
              Energy.......................................  21.0%
              Financials...................................   8.8%
              Health Care..................................   1.6%
              Industrials..................................  12.7%
              Information Technology.......................   4.2%
              Materials....................................  30.0%
              Real Estate Investment Trusts................   0.1%
              Telecommunication Services...................   0.6%
              Utilities....................................   7.5%
                                                            -----
                                                            100.0%

                          THE EMERGING MARKETS SERIES
              Consumer Discretionary.......................  10.1%
              Consumer Staples.............................   9.9%
              Energy.......................................   7.3%
              Financials...................................  25.4%
              Health Care..................................   3.1%
              Industrials..................................   7.9%
              Information Technology.......................  18.0%
              Materials....................................   8.4%
              Telecommunication Services...................   6.3%
              Utilities....................................   3.6%
                                                            -----
                                                            100.0%

                     THE EMERGING MARKETS SMALL CAP SERIES
              Consumer Discretionary.......................  17.0%
              Consumer Staples.............................   8.5%
              Energy.......................................   1.5%
              Financials...................................  16.2%
              Health Care..................................   6.4%
              Industrials..................................  15.7%
              Information Technology.......................  14.5%
              Materials....................................  13.9%
              Telecommunication Services...................   1.0%
              Utilities....................................   5.3%
                                                            -----
                                                            100.0%

                        THE U.S. LARGE CAP VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2016
                                  (UNAUDITED)

                                                                          PERCENTAGE
                                                SHARES       VALUE+     OF NET ASSETS**
                                                ------       ------     ---------------
COMMON STOCKS -- (95.7%)
Consumer Discretionary -- (12.7%)
    Comcast Corp. Class A.................... 11,245,897 $  683,300,702            3.5%
#   Ford Motor Co............................ 14,411,800    195,424,008            1.0%
    General Motors Co........................  5,492,031    174,646,586            0.9%
#   Time Warner Cable, Inc...................  1,876,119    397,943,601            2.0%
    Time Warner, Inc.........................  3,948,043    296,655,951            1.5%
    Other Securities.........................               830,443,954            4.3%
                                                         --------------           -----
Total Consumer Discretionary.................             2,578,414,802           13.2%
                                                         --------------           -----
Consumer Staples -- (5.8%)
    CVS Health Corp..........................  3,613,015    363,108,008            1.9%
    Mondelez International, Inc. Class A.....  4,768,026    204,834,397            1.0%
#   Tyson Foods, Inc. Class A................  1,957,913    128,869,834            0.7%
    Other Securities.........................               478,054,799            2.4%
                                                         --------------           -----
Total Consumer Staples.......................             1,174,867,038            6.0%
                                                         --------------           -----
Energy -- (14.8%)
    Chevron Corp.............................  5,339,517    545,591,847            2.8%
    ConocoPhillips...........................  3,250,805    155,355,971            0.8%
    EOG Resources, Inc.......................  1,869,703    154,474,862            0.8%
    Exxon Mobil Corp.........................  8,661,008    765,633,107            3.9%
    Occidental Petroleum Corp................  1,857,300    142,362,045            0.7%
    Phillips 66..............................  2,055,820    168,803,380            0.9%
    Valero Energy Corp.......................  2,806,975    165,246,618            0.8%
    Other Securities.........................               895,330,434            4.6%
                                                         --------------           -----
Total Energy.................................             2,992,798,264           15.3%
                                                         --------------           -----
Financials -- (20.0%)
    American International Group, Inc........  2,735,967    152,721,678            0.8%
    Bank of America Corp..................... 14,959,787    217,814,499            1.1%
    Bank of New York Mellon Corp. (The)......  2,942,428    118,403,303            0.6%
    Capital One Financial Corp...............  2,036,842    147,446,992            0.8%
    Citigroup, Inc...........................  7,910,186    366,083,408            1.9%
    Goldman Sachs Group, Inc. (The)..........  1,354,171    222,233,003            1.1%
    JPMorgan Chase & Co...................... 10,611,645    670,655,964            3.4%
    PNC Financial Services Group, Inc. (The).  1,273,146    111,756,756            0.6%
    Travelers Cos., Inc. (The)...............  1,130,153    124,203,815            0.6%
    Wells Fargo & Co.........................  5,447,057    272,243,909            1.4%
    Other Securities.........................             1,662,121,065            8.4%
                                                         --------------           -----
Total Financials.............................             4,065,684,392           20.7%
                                                         --------------           -----
Health Care -- (9.8%)
    Aetna, Inc...............................  1,902,630    213,608,270            1.1%
*   Allergan P.L.C...........................    496,938    107,616,893            0.6%
    Anthem, Inc..............................  1,445,532    203,487,540            1.0%
*   Express Scripts Holding Co...............  2,739,577    201,989,012            1.0%
    Humana, Inc..............................    707,042    125,195,927            0.6%
    Medtronic P.L.C..........................  1,549,586    122,649,732            0.6%
    Pfizer, Inc.............................. 17,361,541    567,896,006            2.9%
    Thermo Fisher Scientific, Inc............  1,016,359    146,609,786            0.8%
    Other Securities.........................               298,418,415            1.5%
                                                         --------------           -----
Total Health Care............................             1,987,471,581           10.1%
                                                         --------------           -----

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                        PERCENTAGE
                                                            SHARES        VALUE+      OF NET ASSETS**
                                                            ------        ------      ---------------
Industrials -- (12.3%)
#     Caterpillar, Inc...................................   1,458,164 $   113,328,506            0.6%
      CSX Corp...........................................   5,234,843     142,754,169            0.7%
      FedEx Corp.........................................     852,287     140,721,107            0.7%
#     General Electric Co................................  12,660,433     389,308,315            2.0%
      Norfolk Southern Corp..............................   1,569,304     141,409,983            0.7%
      Northrop Grumman Corp..............................     554,629     114,397,778            0.6%
      Southwest Airlines Co..............................   3,733,160     166,536,268            0.9%
      Stanley Black & Decker, Inc........................   1,095,910     122,654,247            0.6%
      Union Pacific Corp.................................   3,312,084     288,913,087            1.5%
      Other Securities...................................                 872,978,108            4.4%
                                                                      ---------------          ------
Total Industrials........................................               2,493,001,568           12.7%
                                                                      ---------------          ------
Information Technology -- (11.4%)
      Cisco Systems, Inc.................................  16,047,576     441,147,864            2.3%
      EMC Corp...........................................   6,310,731     164,773,187            0.8%
      Hewlett Packard Enterprise Co......................   9,162,273     152,643,468            0.8%
      HP, Inc............................................   9,619,949     118,036,774            0.6%
      Intel Corp.........................................  14,779,066     447,510,119            2.3%
      QUALCOMM, Inc......................................   2,443,395     123,440,316            0.6%
      Other Securities...................................                 861,826,136            4.4%
                                                                      ---------------          ------
Total Information Technology.............................               2,309,377,864           11.8%
                                                                      ---------------          ------
Materials -- (3.8%)
      Newmont Mining Corp................................   3,239,227     113,275,768            0.6%
      Other Securities...................................                 661,460,194            3.4%
                                                                      ---------------          ------
Total Materials..........................................                 774,735,962            4.0%
                                                                      ---------------          ------
Telecommunication Services -- (4.8%)
      AT&T, Inc..........................................  20,155,917     782,452,698            4.0%
      Other Securities...................................                 185,180,731            0.9%
                                                                      ---------------          ------
Total Telecommunication Services.........................                 967,633,429            4.9%
                                                                      ---------------          ------
Utilities -- (0.3%)
      Other Securities...................................                  66,106,762            0.3%
                                                                      ---------------          ------
TOTAL COMMON STOCKS......................................              19,410,091,662           99.0%
                                                                      ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                     208,566            0.0%
                                                                      ---------------          ------
TOTAL INVESTMENT SECURITIES..............................              19,410,300,228
                                                                      ---------------

TEMPORARY CASH INVESTMENTS -- (1.0%)
      State Street Institutional Liquid Reserves, 0.455%. 195,967,517     195,967,517            1.0%
                                                                      ---------------          ------
SECURITIES LENDING COLLATERAL -- (3.3%)
(S)@  DFA Short Term Investment Fund.....................  58,875,895     681,194,103            3.5%
                                                                      ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $14,944,368,617)...............................               $20,287,461,848          103.5%
                                                                      ===============          ======

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------------
                                   LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                               --------------- ------------ ------- ---------------
Common Stocks
  Consumer Discretionary...... $ 2,578,414,802           --   --    $ 2,578,414,802
  Consumer Staples............   1,174,867,038           --   --      1,174,867,038
  Energy......................   2,992,798,264           --   --      2,992,798,264
  Financials..................   4,065,684,392           --   --      4,065,684,392
  Health Care.................   1,987,471,581           --   --      1,987,471,581
  Industrials.................   2,493,001,568           --   --      2,493,001,568
  Information Technology......   2,309,377,864           --   --      2,309,377,864
  Materials...................     774,735,962           --   --        774,735,962
  Telecommunication Services..     967,633,429           --   --        967,633,429
  Utilities...................      66,106,762           --   --         66,106,762
Rights/Warrants...............              -- $    208,566   --            208,566
Temporary Cash Investments....     195,967,517           --   --        195,967,517
Securities Lending Collateral.              --  681,194,103   --        681,194,103
Futures Contracts**...........       3,800,351           --   --          3,800,351
                               --------------- ------------   --    ---------------
TOTAL......................... $19,609,859,530 $681,402,669   --    $20,291,262,199
                               =============== ============   ==    ===============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                See accompanying Notes to Financial Statements.

                      THE DFA INTERNATIONAL VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2016
                                  (UNAUDITED)

                                                                          PERCENTAGE
                                                  SHARES     VALUE++    OF NET ASSETS**
                                                  ------     -------    ---------------
COMMON STOCKS -- (92.3%)
AUSTRALIA -- (6.1%)
#   Australia & New Zealand Banking Group, Ltd.. 3,590,931 $ 65,821,487            0.7%
    BHP Billiton, Ltd........................... 5,172,675   80,781,349            0.9%
    Woodside Petroleum, Ltd..................... 3,159,294   67,640,474            0.7%
    Other Securities............................            385,127,473            4.2%
                                                           ------------            ----
TOTAL AUSTRALIA.................................            599,370,783            6.5%
                                                           ------------            ----
AUSTRIA -- (0.1%)
    Other Securities............................              8,597,516            0.1%
                                                           ------------            ----
BELGIUM -- (1.4%)
    Other Securities............................            135,894,454            1.5%
                                                           ------------            ----
CANADA -- (8.0%)
    Bank of Montreal............................ 1,531,755   99,809,156            1.1%
    Canadian Natural Resources, Ltd.(136385101). 1,624,266   48,760,465            0.5%
    Canadian Natural Resources, Ltd.(2171573)... 1,849,320   55,537,083            0.6%
    Manulife Financial Corp..................... 3,287,435   48,471,784            0.5%
    Suncor Energy, Inc.......................... 3,920,306  115,075,227            1.3%
    Other Securities............................            411,534,370            4.5%
                                                           ------------            ----
TOTAL CANADA....................................            779,188,085            8.5%
                                                           ------------            ----
DENMARK -- (1.6%)
    Vestas Wind Systems A.S.....................   766,236   54,848,737            0.6%
    Other Securities............................            103,831,510            1.1%
                                                           ------------            ----
TOTAL DENMARK...................................            158,680,247            1.7%
                                                           ------------            ----
FINLAND -- (0.6%)
    Other Securities............................             59,849,749            0.7%
                                                           ------------            ----
FRANCE -- (8.5%)
#   AXA SA...................................... 2,111,384   53,311,602            0.6%
    BNP Paribas SA.............................. 1,037,040   54,920,536            0.6%
    Cie de Saint-Gobain......................... 1,789,605   82,004,233            0.9%
#   Engie SA.................................... 3,727,183   61,474,073            0.7%
    Orange SA................................... 4,969,645   82,565,290            0.9%
    Renault SA..................................   637,211   61,483,066            0.7%
    Societe Generale SA......................... 1,935,625   76,161,346            0.8%
    Total SA.................................... 3,839,334  194,043,000            2.1%
    Other Securities............................            164,835,925            1.7%
                                                           ------------            ----
TOTAL FRANCE....................................            830,799,071            9.0%
                                                           ------------            ----
GERMANY -- (7.1%)
    Allianz SE..................................   730,758  124,322,294            1.3%
    Bayerische Motoren Werke AG.................   972,382   89,958,516            1.0%
    Daimler AG.................................. 2,326,914  162,131,549            1.8%
    E.ON SE..................................... 7,340,371   76,076,858            0.8%
    Other Securities............................            236,901,880            2.6%
                                                           ------------            ----
TOTAL GERMANY...................................            689,391,097            7.5%
                                                           ------------            ----
HONG KONG -- (2.2%)
    Other Securities............................            216,550,227            2.4%
                                                           ------------            ----
IRELAND -- (0.3%)
    Other Securities............................             25,545,280            0.3%
                                                           ------------            ----

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                       PERCENTAGE
                                             SHARES      VALUE++     OF NET ASSETS**
                                             ------      -------     ---------------
ISRAEL -- (0.3%)
    Other Securities......................            $   33,961,734            0.4%
                                                      --------------           -----
ITALY -- (1.3%)
    Eni SpA...............................  3,275,027     53,503,894            0.6%
    Other Securities......................                69,169,755            0.7%
                                                      --------------           -----
TOTAL ITALY...............................               122,673,649            1.3%
                                                      --------------           -----
JAPAN -- (19.1%)
    Hitachi, Ltd.......................... 10,760,000     49,304,745            0.5%
    Honda Motor Co., Ltd..................  3,658,600     98,730,134            1.1%
    Mitsubishi UFJ Financial Group, Inc... 21,459,506     99,031,588            1.1%
    Mizuho Financial Group, Inc........... 53,298,800     79,890,176            0.9%
    Nissan Motor Co., Ltd.................  6,015,000     53,377,246            0.6%
    Sumitomo Mitsui Financial Group, Inc..  2,794,500     84,091,227            0.9%
    Other Securities......................             1,393,125,849           15.1%
                                                      --------------           -----
TOTAL JAPAN...............................             1,857,550,965           20.2%
                                                      --------------           -----
NETHERLANDS -- (3.0%)
    ING Groep NV..........................  6,261,830     76,728,813            0.8%
    Koninklijke Philips NV................  2,397,124     65,869,543            0.7%
    Other Securities......................               154,682,641            1.7%
                                                      --------------           -----
TOTAL NETHERLANDS.........................               297,280,997            3.2%
                                                      --------------           -----
NEW ZEALAND -- (0.1%)
    Other Securities......................                 7,903,963            0.1%
                                                      --------------           -----
NORWAY -- (0.8%)
    Other Securities......................                75,977,193            0.8%
                                                      --------------           -----
PORTUGAL -- (0.0%)
    Other Securities......................                 4,218,526            0.0%
                                                      --------------           -----
SINGAPORE -- (0.9%)
    Other Securities......................                90,271,550            1.0%
                                                      --------------           -----
SPAIN -- (2.9%)
    Banco Santander SA.................... 30,476,654    154,770,173            1.7%
    Iberdrola SA..........................  7,788,549     55,444,651            0.6%
    Other Securities......................                68,990,044            0.7%
                                                      --------------           -----
TOTAL SPAIN                                              279,204,868            3.0%
                                                      --------------           -----
SWEDEN -- (2.7%)
    Svenska Cellulosa AB SCA Class B......  2,105,645     66,436,504            0.7%
    Other Securities......................               194,561,306            2.1%
                                                      --------------           -----
TOTAL SWEDEN..............................               260,997,810            2.8%
                                                      --------------           -----
SWITZERLAND -- (8.0%)
    ABB, Ltd..............................  4,800,878    101,635,858            1.1%
    Cie Financiere Richemont SA...........  1,271,917     84,811,693            0.9%
    Novartis AG...........................  1,144,421     87,092,965            0.9%
    Swiss Re AG...........................  1,037,390     92,201,704            1.0%
    UBS Group AG..........................  3,448,485     59,781,035            0.7%
    Zurich Insurance Group AG.............    343,651     77,109,860            0.8%
    Other Securities......................               276,633,468            3.1%
                                                      --------------           -----
TOTAL SWITZERLAND.........................               779,266,583            8.5%
                                                      --------------           -----

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                   PERCENTAGE
                                                         SHARES      VALUE++     OF NET ASSETS**
                                                         ------      -------     ---------------
UNITED KINGDOM -- (17.3%)
      Barclays P.L.C. Sponsored ADR...................  5,022,571 $   50,476,839            0.6%
      BP P.L.C. Sponsored ADR......................... 10,320,587    346,565,316            3.8%
      Glencore P.L.C.................................. 22,997,045     54,961,059            0.6%
      HSBC Holdings P.L.C............................. 22,027,686    145,974,714            1.6%
      HSBC Holdings P.L.C. Sponsored ADR..............  2,977,884     99,252,873            1.1%
      Royal Dutch Shell P.L.C. Class A................  2,118,295     55,484,923            0.6%
      Royal Dutch Shell P.L.C. Sponsored ADR, Class A.  2,631,838    139,197,892            1.5%
      Royal Dutch Shell P.L.C. Sponsored ADR, Class B.  3,699,017    197,342,557            2.1%
      Vodafone Group P.L.C............................ 58,351,986    188,000,632            2.0%
      Vodafone Group P.L.C. Sponsored ADR.............  4,011,201    131,326,730            1.4%
      Other Securities................................               273,961,873            3.0%
                                                                  --------------          ------
TOTAL UNITED KINGDOM..................................             1,682,545,408           18.3%
                                                                  --------------          ------
TOTAL COMMON STOCKS...................................             8,995,719,755           97.8%
                                                                  --------------          ------

PREFERRED STOCKS -- (0.8%)
GERMANY -- (0.8%)
      Volkswagen AG...................................    396,506     57,518,392            0.6%
      Other Securities................................                17,068,834            0.2%
                                                                  --------------          ------
TOTAL GERMANY.........................................                74,587,226            0.8%
                                                                  --------------          ------
TOTAL PREFERRED STOCKS................................                74,587,226            0.8%
                                                                  --------------          ------
TOTAL INVESTMENT SECURITIES...........................             9,070,306,981
                                                                  --------------

                                                                     VALUE+
                                                                     ------
SECURITIES LENDING COLLATERAL -- (6.9%)
(S)@  DFA Short Term Investment Fund.................. 58,516,332    677,033,964            7.4%
                                                                  --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $9,969,346,327).............................              $9,747,340,945          106.0%
                                                                  ==============          ======

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------------
                                  LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                               -------------- -------------- ------- --------------
Common Stocks
  Australia................... $   48,124,863 $  551,245,920   --    $  599,370,783
  Austria.....................             --      8,597,516   --         8,597,516
  Belgium.....................      5,539,688    130,354,766   --       135,894,454
  Canada......................    779,096,158         91,927   --       779,188,085
  Denmark.....................             --    158,680,247   --       158,680,247
  Finland.....................      2,128,174     57,721,575   --        59,849,749
  France......................        350,061    830,449,010   --       830,799,071
  Germany.....................     62,545,620    626,845,477   --       689,391,097
  Hong Kong...................             --    216,550,227   --       216,550,227
  Ireland.....................      6,264,938     19,280,342   --        25,545,280
  Israel......................             --     33,961,734   --        33,961,734
  Italy.......................     18,026,740    104,646,909   --       122,673,649
  Japan.......................     54,948,538  1,802,602,427   --     1,857,550,965
  Netherlands.................     36,396,819    260,884,178   --       297,280,997
  New Zealand.................             --      7,903,963   --         7,903,963
  Norway......................     14,333,018     61,644,175   --        75,977,193
  Portugal....................             --      4,218,526   --         4,218,526
  Singapore...................             --     90,271,550   --        90,271,550
  Spain.......................      4,462,466    274,742,402   --       279,204,868
  Sweden......................      6,751,752    254,246,058   --       260,997,810
  Switzerland.................     30,008,198    749,258,385   --       779,266,583
  United Kingdom..............    994,615,953    687,929,455   --     1,682,545,408
Preferred Stocks
  Germany.....................             --     74,587,226   --        74,587,226
Securities Lending Collateral.             --    677,033,964   --       677,033,964
Futures Contracts**...........      1,200,017             --   --         1,200,017
Forward Currency Contracts**..             --          2,196   --             2,196
                               -------------- --------------   --    --------------
TOTAL......................... $2,064,793,003 $7,683,750,155   --    $9,748,543,158
                               ============== ==============   ==    ==============

  **Not reflected in the Summary Schedule of Portfolio Holdings, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                See accompanying Notes to Financial Statements.

                       THE JAPANESE SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2016
                                  (UNAUDITED)

                                                                          PERCENTAGE
                                                  SHARES     VALUE++    OF NET ASSETS**
                                                  ------     -------    ---------------
COMMON STOCKS -- (89.6%)
Consumer Discretionary -- (18.4%)
    Aoyama Trading Co., Ltd.....................   304,000 $ 11,334,508            0.4%
#   Autobacs Seven Co., Ltd.....................   398,500    6,875,441            0.3%
    Calsonic Kansei Corp........................ 1,015,000    6,932,572            0.3%
#   Daiichikosho Co., Ltd.......................   189,100    7,927,406            0.3%
#   Nifco, Inc..................................   287,200   13,709,068            0.5%
    Seria Co., Ltd..............................   118,300    6,954,448            0.3%
    Shimachu Co., Ltd...........................   297,200    6,916,991            0.3%
#   Wacoal Holdings Corp........................   675,000    8,138,686            0.3%
    Zensho Holdings Co., Ltd....................   604,300    7,683,585            0.3%
    Other Securities............................            453,974,021           17.3%
                                                           ------------           -----
Total Consumer Discretionary....................            530,446,726           20.3%
                                                           ------------           -----
Consumer Staples -- (9.2%)
    Nichirei Corp............................... 1,501,000   13,065,011            0.5%
    Nippon Suisan Kaisha, Ltd................... 1,480,200    8,181,294            0.3%
#   Sapporo Holdings, Ltd....................... 1,981,000   10,696,831            0.4%
    Takara Holdings, Inc........................   980,300    8,342,244            0.3%
    UNY Group Holdings Co., Ltd................. 1,468,300   10,715,245            0.4%
    Other Securities............................            214,258,606            8.2%
                                                           ------------           -----
Total Consumer Staples..........................            265,259,231           10.1%
                                                           ------------           -----
Energy -- (0.9%)
    Other Securities............................             25,049,413            1.0%
                                                           ------------           -----
Financials -- (9.9%)
    Daishi Bank, Ltd. (The)..................... 2,003,000    6,943,108            0.3%
    Leopalace21 Corp............................ 1,960,700   11,765,227            0.5%
    Nihon M&A Center, Inc.......................   198,100   11,408,571            0.4%
    Relo Holdings, Inc..........................    62,900    8,042,680            0.3%
    Other Securities............................            246,208,107            9.4%
                                                           ------------           -----
Total Financials................................            284,367,693           10.9%
                                                           ------------           -----
Health Care -- (4.2%)
    Rohto Pharmaceutical Co., Ltd...............   499,200    8,497,111            0.3%
    Ship Healthcare Holdings, Inc...............   279,700    6,902,548            0.3%
#   Toho Holdings Co., Ltd......................   321,000    7,426,341            0.3%
    Tsumura & Co................................   348,700    8,973,039            0.3%
    Other Securities............................             89,493,095            3.4%
                                                           ------------           -----
Total Health Care...............................            121,292,134            4.6%
                                                           ------------           -----
Industrials -- (25.4%)
    Aica Kogyo Co., Ltd.........................   314,300    7,013,767            0.3%
    Daifuku Co., Ltd............................   579,400   10,362,482            0.4%
    Fujikura, Ltd............................... 1,935,000    9,379,448            0.4%
    Furukawa Electric Co., Ltd.................. 4,628,000   11,330,847            0.4%
    Glory, Ltd..................................   268,900    8,806,815            0.3%
    Japan Steel Works, Ltd. (The)............... 1,992,000    7,717,303            0.3%
    Kokuyo Co., Ltd.............................   525,125    6,879,869            0.3%
    Maeda Road Construction Co., Ltd............   387,000    7,050,484            0.3%
#   Mitsui Engineering & Shipbuilding Co., Ltd.. 5,109,000    7,889,678            0.3%
    Nishi-Nippon Railroad Co., Ltd.............. 1,196,000    7,294,877            0.3%
    Nishimatsu Construction Co., Ltd............ 1,794,000    7,834,166            0.3%
    Nisshinbo Holdings, Inc.....................   870,500    9,478,429            0.4%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                      PERCENTAGE
                                            SHARES      VALUE++     OF NET ASSETS**
                                            ------      -------     ---------------
Industrials -- (Continued)
#     OSG Corp...........................    444,300 $    8,256,700            0.3%
#     Penta-Ocean Construction Co., Ltd..  1,684,400      7,585,378            0.3%
      Pilot Corp.........................    188,800      7,483,444            0.3%
      Sankyu, Inc........................  1,540,000      7,157,381            0.3%
      Sanwa Holdings Corp................  1,232,600      9,563,641            0.4%
      Other Securities...................               592,637,548           22.5%
                                                     --------------          ------
Total Industrials........................               733,722,257           28.1%
                                                     --------------          ------
Information Technology -- (10.5%)
      Ai Holdings Corp...................    247,200      7,063,817            0.3%
#     Horiba, Ltd........................    212,650      8,026,275            0.3%
#     IT Holdings Corp...................    505,101     11,936,378            0.5%
      SCREEN Holdings Co., Ltd...........  1,006,000      7,761,522            0.3%
      Ulvac, Inc.........................    252,600      7,745,140            0.3%
      Other Securities...................               261,438,937            9.9%
                                                     --------------          ------
Total Information Technology.............               303,972,069           11.6%
                                                     --------------          ------
Materials -- (10.5%)
      ADEKA Corp.........................    523,000      7,334,470            0.3%
      Denka Co., Ltd.....................  1,753,000      7,379,361            0.3%
#     Nisshin Steel Co., Ltd.............    582,592      7,799,338            0.3%
      Sumitomo Osaka Cement Co., Ltd.....  2,493,000     10,748,116            0.4%
      Toyobo Co., Ltd....................  5,688,000      9,665,934            0.4%
      Ube Industries, Ltd................  5,257,000      9,984,558            0.4%
      Other Securities...................               249,896,427            9.5%
                                                     --------------          ------
Total Materials..........................               302,808,204           11.6%
                                                     --------------          ------
Telecommunication Services -- (0.0%).....
      Other Securities...................                 1,224,066            0.0%
                                                     --------------          ------
Utilities -- (0.6%)
      Other Securities...................                16,040,716            0.6%
                                                     --------------          ------
TOTAL COMMON STOCKS......................             2,584,182,509           98.8%
                                                     --------------          ------

SECURITIES LENDING COLLATERAL -- (10.4%)
(S)@  DFA Short Term Investment Fund..... 25,960,482    300,362,781           11.5%
                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,713,498,459)................              $2,884,545,290          110.3%
                                                     ==============          ======

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

Summary of the Series' investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------
                                LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                               ---------- -------------- ------- --------------
Common Stocks
  Consumer Discretionary......         -- $  530,446,726   --    $  530,446,726
  Consumer Staples............ $6,743,646    258,515,585   --       265,259,231
  Energy......................         --     25,049,413   --        25,049,413
  Financials..................  1,313,887    283,053,806   --       284,367,693
  Health Care.................         --    121,292,134   --       121,292,134
  Industrials.................         --    733,722,257   --       733,722,257
  Information Technology......         --    303,972,069   --       303,972,069
  Materials...................         --    302,808,204   --       302,808,204
  Telecommunication Services..         --      1,224,066   --         1,224,066
  Utilities...................         --     16,040,716   --        16,040,716
Securities Lending Collateral.         --    300,362,781   --       300,362,781
                               ---------- --------------   --    --------------
TOTAL......................... $8,057,533 $2,876,487,757   --    $2,884,545,290
                               ========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     THE ASIA PACIFIC SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2016
                                  (UNAUDITED)


                                                                    PERCENTAGE
                                            SHARES     VALUE++    OF NET ASSETS**
                                            ------     -------    ---------------
COMMON STOCKS -- (82.6%)
AUSTRALIA -- (44.3%)
    Adelaide Brighton, Ltd...............  3,668,074 $ 14,349,269            1.0%
#   Alumina, Ltd.........................  8,122,355    9,171,857            0.7%
    Ansell, Ltd..........................    542,529    8,188,517            0.6%
    Beach Energy, Ltd.................... 13,448,071    7,468,464            0.5%
#   Blackmores, Ltd......................     81,784    9,959,777            0.7%
    BlueScope Steel, Ltd.................  2,315,186   11,303,541            0.8%
    Boral, Ltd...........................  2,013,642    9,800,669            0.7%
#   carsales.com, Ltd....................  1,702,940   15,168,334            1.1%
    Challenger, Ltd......................  1,370,457    9,270,307            0.7%
    CSR, Ltd.............................  3,350,138    8,649,885            0.6%
#   Domino's Pizza Enterprises, Ltd......    286,872   13,436,083            1.0%
    Downer EDI, Ltd......................  2,910,872    8,172,322            0.6%
    DuluxGroup, Ltd......................  3,101,823   15,022,680            1.1%
    Fairfax Media, Ltd................... 14,257,034    8,569,306            0.6%
#   GrainCorp, Ltd. Class A..............  1,251,687    7,758,802            0.6%
    Healthscope, Ltd.....................  3,182,159    6,553,638            0.5%
#   InvoCare, Ltd........................    901,024    8,364,885            0.6%
#   IOOF Holdings, Ltd...................  1,900,338   12,851,732            0.9%
#   IRESS, Ltd...........................  1,073,207    9,450,773            0.7%
#   JB Hi-Fi, Ltd........................    836,109   13,909,715            1.0%
    Magellan Financial Group, Ltd........    466,192    7,562,455            0.6%
#   Mineral Resources, Ltd...............  1,168,088    6,539,330            0.5%
    nib holdings, Ltd....................  2,713,689    9,384,435            0.7%
#   Northern Star Resources, Ltd.........  4,806,957   14,297,307            1.0%
    OZ Minerals, Ltd.....................  2,198,276    9,759,508            0.7%
#   Perpetual, Ltd.......................    356,426   11,523,064            0.8%
    Premier Investments, Ltd.............    556,867    6,692,242            0.5%
#   Primary Health Care, Ltd.............  3,292,878    8,645,585            0.6%
#   Sims Metal Management, Ltd...........  1,382,214    9,884,710            0.7%
    Sirtex Medical, Ltd..................    412,322    9,275,003            0.7%
#   Spark Infrastructure Group........... 11,913,246   18,677,981            1.4%
    Star Entertainment Grp, Ltd. (The)...  4,207,608   17,966,372            1.3%
#   Super Retail Group, Ltd..............  1,280,749    8,192,260            0.6%
    Tabcorp Holdings, Ltd................  3,586,818   12,030,842            0.9%
    Treasury Wine Estates, Ltd...........  1,165,441    8,206,160            0.6%
#   Vocus Communications, Ltd............  3,781,701   24,698,629            1.8%
    Other Securities.....................             348,162,660           25.0%
                                                     ------------           -----
TOTAL AUSTRALIA..........................             738,919,099           53.4%
                                                     ------------           -----

CHINA -- (0.1%)
    Other Securities.....................               1,460,263            0.1%
                                                     ------------           -----

HONG KONG -- (20.6%)
    Dah Sing Financial Holdings, Ltd.....  1,184,544    8,094,912            0.6%
#*  Esprit Holdings, Ltd................. 13,802,950   12,075,796            0.9%
    Hopewell Holdings, Ltd...............  2,920,000    9,835,186            0.7%
    Man Wah Holdings, Ltd................  5,694,800    6,641,226            0.5%
    Vitasoy International Holdings, Ltd..  4,703,000    8,792,048            0.6%
    Xinyi Glass Holdings, Ltd............ 16,280,000   11,047,781            0.8%
    Other Securities.....................             285,766,613           20.6%
                                                     ------------           -----
TOTAL HONG KONG..........................             342,253,562           24.7%
                                                     ------------           -----

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                          PERCENTAGE
                                                SHARES      VALUE++     OF NET ASSETS**
                                                ------      -------     ---------------
NEW ZEALAND -- (9.1%)
#     Contact Energy, Ltd....................  1,951,396 $    6,923,739            0.5%
#     Fisher & Paykel Healthcare Corp., Ltd..  4,200,605     26,808,812            1.9%
      Infratil, Ltd..........................  3,201,309      7,237,302            0.5%
#     Port of Tauranga, Ltd..................    515,305      6,732,318            0.5%
#     Ryman Healthcare, Ltd..................  2,338,582     14,577,975            1.1%
#     SKY Network Television, Ltd............  2,080,268      7,721,597            0.6%
#     SKYCITY Entertainment Group, Ltd.......  4,581,664     15,630,966            1.1%
      Other Securities.......................                66,361,528            4.8%
                                                         --------------          ------
TOTAL NEW ZEALAND............................               151,994,237           11.0%
                                                         --------------          ------

SINGAPORE -- (8.5%)
      Venture Corp., Ltd.....................  1,654,300     10,287,442            0.8%
      Other Securities.......................               131,809,961            9.5%
                                                         --------------          ------
TOTAL SINGAPORE..............................               142,097,403           10.3%
                                                         --------------          ------
TOTAL COMMON STOCKS..........................             1,376,724,564           99.5%
                                                         --------------          ------

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
      Other Securities.......................                       927            0.0%
                                                         --------------          ------
HONG KONG -- (0.0%)
      Other Securities.......................                    40,204            0.0%
                                                         --------------          ------
SINGAPORE -- (0.0%)
      Other Securities.......................                   121,910            0.0%
                                                         --------------          ------
TOTAL RIGHTS/WARRANTS........................                   163,041            0.0%
                                                         --------------          ------
TOTAL INVESTMENT SECURITIES..................             1,376,887,605
                                                         --------------

                                                            VALUE+
                                                            ------
SECURITIES LENDING COLLATERAL -- (17.4%)
(S)@  DFA Short Term Investment Fund......... 25,081,467    290,192,573           21.0%
                                                         --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,765,062,043)....................              $1,667,080,178          120.5%
                                                         ==============          ======

Summary of the Series' investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -----------------------------------------------
                               LEVEL 1      LEVEL 2     LEVEL 3      TOTAL
                               -------- --------------  ------- --------------
Common Stocks
  Australia................... $     63 $  738,919,036    --    $  738,919,099
  China.......................       --      1,460,263    --         1,460,263
  Hong Kong...................  872,561    341,381,001    --       342,253,562
  New Zealand.................       --    151,994,237    --       151,994,237
  Singapore...................       --    142,097,403    --       142,097,403
Rights/Warrants
  Australia...................       --            927    --               927
  Hong Kong...................       --         40,204    --            40,204
  Singapore...................       --        121,910    --           121,910
Securities Lending Collateral.       --    290,192,573    --       290,192,573
Forward Currency Contracts**..       --           (415)   --              (415)
                               -------- --------------    --    --------------
TOTAL......................... $872,624 $1,666,207,139    --    $1,667,079,763
                               ======== ==============    ==    ==============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                See accompanying Notes to Financial Statements.

                    THE UNITED KINGDOM SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2016
                                  (UNAUDITED)

                                                                 PERCENTAGE
                                         SHARES     VALUE++    OF NET ASSETS**
                                         ------     -------    ---------------
 COMMON STOCKS -- (97.2%)
 Consumer Discretionary -- (23.0%)
     Bellway P.L.C.....................   634,613 $ 22,723,742            1.3%
     Berkeley Group Holdings P.L.C.....   350,391   15,354,310            0.9%
     Daily Mail & General Trust P.L.C.. 1,271,481   12,991,119            0.7%
     Domino's Pizza Group P.L.C........   845,611   11,368,947            0.6%
     Greene King P.L.C................. 1,786,209   21,377,373            1.2%
     Inchcape P.L.C.................... 2,190,976   21,732,306            1.2%
     Informa P.L.C..................... 3,309,192   31,703,441            1.8%
     Paddy Power Betfair P.L.C.........    87,973   11,770,611            0.7%
     UBM P.L.C......................... 2,115,221   17,623,332            1.0%
     WH Smith P.L.C....................   680,498   16,670,851            0.9%
     William Hill P.L.C................ 4,105,574   18,796,616            1.0%
     Other Securities..................            219,385,728           12.1%
                                                  ------------           -----
 Total Consumer Discretionary..........            421,498,376           23.4%
                                                  ------------           -----

 Consumer Staples -- (5.6%)
     Booker Group P.L.C................ 7,505,064   17,796,981            1.0%
     Britvic P.L.C..................... 1,120,971   11,548,616            0.6%
     Tate & Lyle P.L.C................. 2,291,490   19,728,657            1.1%
     Other Securities..................             53,907,264            3.0%
                                                  ------------           -----
 Total Consumer Staples................            102,981,518            5.7%
                                                  ------------           -----

 Energy -- (4.5%)
     Amec Foster Wheeler P.L.C......... 1,933,881   14,013,409            0.8%
     John Wood Group P.L.C............. 1,820,460   16,653,701            0.9%
     Petrofac, Ltd..................... 1,141,776   14,146,026            0.8%
     Other Securities..................             37,373,223            2.1%
                                                  ------------           -----
 Total Energy..........................             82,186,359            4.6%
                                                  ------------           -----

 Financials -- (15.2%)
     Beazley P.L.C..................... 2,740,810   13,063,536            0.7%
     Close Brothers Group P.L.C........   722,784   12,818,372            0.7%
     Henderson Group P.L.C............. 5,474,341   20,493,952            1.1%
     Hiscox, Ltd....................... 1,480,745   19,517,311            1.1%
     ICAP P.L.C........................ 2,606,844   17,871,842            1.0%
     IG Group Holdings P.L.C........... 1,792,534   20,280,929            1.1%
     Jupiter Fund Management P.L.C..... 1,855,025   11,435,970            0.6%
     Man Group P.L.C................... 7,936,721   17,166,966            1.0%
     Phoenix Group Holdings............ 1,073,440   13,506,771            0.8%
     UNITE Group P.L.C. (The).......... 1,189,599   11,000,266            0.6%
     Other Securities..................            122,241,003            6.8%
                                                  ------------           -----
 Total Financials......................            279,396,918           15.5%
                                                  ------------           -----

 Health Care -- (2.9%)
 #*  BTG P.L.C......................... 1,430,962   12,406,159            0.7%
     Other Securities..................             40,798,641            2.3%
                                                  ------------           -----
 Total Health Care.....................             53,204,800            3.0%
                                                  ------------           -----

 Industrials -- (25.0%)
 *   Balfour Beatty P.L.C.............. 3,549,781   12,403,455            0.7%
     BBA Aviation P.L.C................ 5,623,297   16,465,969            0.9%
     Berendsen P.L.C...................   823,219   14,223,318            0.8%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                          PERCENTAGE
                                                SHARES      VALUE++     OF NET ASSETS**
                                                ------      -------     ---------------
Industrials -- (Continued)
      Cobham P.L.C...........................  5,276,532 $   11,904,933            0.7%
      DCC P.L.C..............................    151,417     13,429,949            0.7%
      Hays P.L.C.............................  6,566,676     12,320,222            0.7%
      Howden Joinery Group P.L.C.............  3,165,528     22,898,154            1.3%
      IMI P.L.C..............................    973,182     13,317,848            0.7%
      Regus P.L.C............................  3,349,423     14,331,210            0.8%
      Rentokil Initial P.L.C.................  8,861,710     22,836,352            1.3%
      Spirax-Sarco Engineering P.L.C.........    355,118     17,742,816            1.0%
      Other Securities.......................               287,372,868           15.9%
                                                         --------------          ------
Total Industrials............................               459,247,094           25.5%
                                                         --------------          ------

Information Technology -- (9.5%)
      Halma P.L.C............................  1,951,180     25,464,562            1.4%
      Micro Focus International P.L.C........    637,349     14,255,898            0.8%
      Playtech P.L.C.........................    960,141     11,306,981            0.6%
      Rightmove P.L.C........................    477,301     26,974,776            1.5%
      Spectris P.L.C.........................    573,376     15,297,327            0.9%
      Other Securities.......................                80,531,285            4.5%
                                                         --------------          ------
Total Information Technology.................               173,830,829            9.7%
                                                         --------------          ------

Materials -- (7.7%)
      Croda International P.L.C..............    335,389     14,774,736            0.8%
      DS Smith P.L.C.........................  4,938,232     27,541,954            1.5%
      Essentra P.L.C.........................  1,251,793     14,887,331            0.8%
      RPC Group P.L.C........................  1,506,799     16,079,536            0.9%
      Other Securities.......................                68,297,373            3.9%
                                                         --------------          ------
Total Materials..............................               141,580,930            7.9%
                                                         --------------          ------

Telecommunication Services -- (1.9%)
      Cable & Wireless Communications P.L.C.. 17,713,479     19,097,936            1.0%
      Other Securities.......................                14,840,495            0.9%
                                                         --------------          ------
Total Telecommunication Services.............                33,938,431            1.9%
                                                         --------------          ------

Utilities -- (1.9%)
      Pennon Group P.L.C.....................  1,817,348     21,597,022            1.2%
      Other Securities.......................                13,364,107            0.8%
                                                         --------------          ------
Total Utilities..............................                34,961,129            2.0%
                                                         --------------          ------
TOTAL COMMON STOCKS..........................             1,782,826,384           99.2%
                                                         --------------          ------

PREFERRED STOCKS -- (0.0%)
      Other Securities.......................                    15,091            0.0%
                                                         --------------          ------
TOTAL INVESTMENT SECURITIES..................             1,782,841,475
                                                         --------------
SECURITIES LENDING COLLATERAL -- (2.8%)
(S)@  DFA Short Term Investment Fund.........  4,423,370     51,178,392            2.8%
                                                         --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,541,981,444)....................              $1,834,019,867          102.0%
                                                         ==============          ======

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                ----------------------------------------------
                                LEVEL 1     LEVEL 2     LEVEL 3     TOTAL
                                -------- -------------- ------- --------------
 Common Stocks
   Consumer Discretionary......       -- $  421,498,376   --    $  421,498,376
   Consumer Staples............       --    102,981,518   --       102,981,518
   Energy......................       --     82,186,359   --        82,186,359
   Financials..................       --    279,396,918   --       279,396,918
   Health Care.................       --     53,204,800   --        53,204,800
   Industrials.................       --    459,247,094   --       459,247,094
   Information Technology......       --    173,830,829   --       173,830,829
   Materials...................       --    141,580,930   --       141,580,930
   Telecommunication Services..       --     33,938,431   --        33,938,431
   Utilities................... $233,991     34,727,138   --        34,961,129
 Preferred Stocks..............       --         15,091   --            15,091
 Securities Lending Collateral.       --     51,178,392   --        51,178,392
                                -------- --------------   --    --------------
 TOTAL......................... $233,991 $1,833,785,876   --    $1,834,019,867
                                ======== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     THE CONTINENTAL SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2016
                                  (UNAUDITED)

                                                             PERCENTAGE
                                     SHARES     VALUE++    OF NET ASSETS**
                                     ------     -------    ---------------
     COMMON STOCKS -- (86.7%)
     AUSTRIA -- (2.8%)
         Other Securities..........           $127,101,646            3.1%
                                              ------------           -----

     BELGIUM -- (3.8%)
         Ackermans & van Haaren NV.   134,383   17,517,650            0.4%
     #   Umicore SA................   434,045   21,667,333            0.5%
         Other Securities..........            134,210,715            3.4%
                                              ------------           -----
     TOTAL BELGIUM.................            173,395,698            4.3%
                                              ------------           -----

     DENMARK -- (4.3%)
     #*  Genmab A.S................   217,338   32,246,608            0.8%
         GN Store Nord A.S.........   826,732   16,268,578            0.4%
         Other Securities..........            150,945,700            3.7%
                                              ------------           -----
     TOTAL DENMARK.................            199,460,886            4.9%
                                              ------------           -----

     FINLAND -- (5.6%)
         Amer Sports Oyj...........   641,324   18,985,674            0.5%
         Elisa Oyj.................   734,075   27,448,502            0.7%
     #   Huhtamaki Oyj.............   467,536   18,390,549            0.5%
         Nokian Renkaat Oyj........   623,433   23,027,091            0.6%
         Orion Oyj Class B.........   420,544   14,687,385            0.4%
         Other Securities..........            155,329,331            3.7%
                                              ------------           -----
     TOTAL FINLAND.................            257,868,532            6.4%
                                              ------------           -----

     FRANCE -- (11.5%)
         Arkema SA.................   300,862   24,013,744            0.6%
     #   Edenred...................   843,271   16,634,039            0.4%
         Eiffage SA................   229,296   18,241,039            0.5%
         Eurofins Scientific SE....    47,119   17,482,363            0.4%
         Lagardere SCA.............   619,304   16,434,996            0.4%
         Rexel SA.................. 1,044,821   15,842,176            0.4%
         Rubis SCA.................   195,671   15,285,650            0.4%
         Teleperformance...........   348,982   31,346,308            0.8%
     *   UBISOFT Entertainment.....   521,852   15,146,787            0.4%
         Other Securities..........            357,174,028            8.8%
                                              ------------           -----
     TOTAL FRANCE..................            527,601,130           13.1%
                                              ------------           -----

     GERMANY -- (14.3%)
         Aareal Bank AG............   409,233   14,568,747            0.4%
         DMG Mori AG...............   308,295   14,779,471            0.4%
     #   Freenet AG................   652,809   19,983,370            0.5%
         Gerresheimer AG...........   201,267   15,010,802            0.4%
     #   K+S AG....................   636,597   15,889,634            0.4%
         Lanxess AG................   467,967   24,507,252            0.6%
         LEG Immobilien AG.........   289,571   26,861,807            0.7%
     #   MTU Aero Engines AG.......   247,538   23,403,930            0.6%
         Osram Licht AG............   343,036   17,912,967            0.5%
     *   QIAGEN NV.................   780,158   17,546,244            0.4%
         Rheinmetall AG............   223,411   17,503,624            0.4%
         Other Securities..........            448,923,800           11.0%
                                              ------------           -----
     TOTAL GERMANY.................            656,891,648           16.3%
                                              ------------           -----

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                PERCENTAGE
                                                      SHARES      VALUE++     OF NET ASSETS**
                                                      ------      -------     ---------------
GREECE -- (0.0%)
    Other Securities...............................            $          773            0.0%
                                                               --------------           -----

IRELAND -- (1.7%)
    Kingspan Group P.L.C...........................    580,389     15,295,504            0.4%
    Paddy Power Betfair P.L.C......................    142,584     19,162,586            0.5%
    Smurfit Kappa Group P.L.C......................    546,377     14,502,738            0.4%
    Other Securities...............................                27,191,613            0.6%
                                                               --------------           -----
TOTAL IRELAND......................................                76,152,441            1.9%
                                                               --------------           -----

ISRAEL -- (1.6%)
    Other Securities...............................                73,060,433            1.8%
                                                               --------------           -----

ITALY -- (8.5%)
    Azimut Holding SpA.............................    573,550     14,477,174            0.4%
    Banca Popolare dell'Emilia Romagna SC..........  2,548,728     14,944,638            0.4%
    Banca Popolare di Milano Scarl................. 22,383,595     17,034,516            0.4%
    Mediaset SpA...................................  3,479,950     15,721,235            0.4%
    Prysmian SpA...................................    991,595     23,459,993            0.6%
    Other Securities...............................               307,349,867            7.5%
                                                               --------------           -----
TOTAL ITALY........................................               392,987,423            9.7%
                                                               --------------           -----

NETHERLANDS -- (4.8%)
    Aalberts Industries NV.........................    558,677     19,172,991            0.5%
*   TNT Express NV.................................  2,218,089     20,135,316            0.5%
    Other Securities...............................               181,804,137            4.5%
                                                               --------------           -----
TOTAL NETHERLANDS..................................               221,112,444            5.5%
                                                               --------------           -----

NORWAY -- (1.9%)
    Other Securities...............................                88,120,415            2.2%
                                                               --------------           -----

PORTUGAL -- (1.2%)
    Other Securities...............................                54,741,828            1.4%
                                                               --------------           -----

SPAIN -- (5.1%)
#   Distribuidora Internacional de Alimentacion SA.  2,594,077     14,434,384            0.4%
    Gamesa Corp. Tecnologica SA....................  1,266,922     25,019,115            0.6%
    Other Securities...............................               194,048,795            4.8%
                                                               --------------           -----
TOTAL SPAIN........................................               233,502,294            5.8%
                                                               --------------           -----

SWEDEN -- (7.9%)
    Other Securities...............................               365,190,099            9.0%
                                                               --------------           -----

SWITZERLAND -- (11.7%)
    Baloise Holding AG.............................    183,625     22,761,500            0.6%
    Clariant AG....................................    849,328     16,091,854            0.4%
    Flughafen Zuerich AG...........................     22,078     20,282,315            0.5%
    Georg Fischer AG...............................     22,511     18,301,967            0.5%
    Helvetia Holding AG............................     36,269     19,534,116            0.5%
    PSP Swiss Property AG..........................    201,709     19,453,682            0.5%
    Straumann Holding AG...........................     55,594     19,301,424            0.5%
    Swiss Prime Site AG............................    222,234     19,482,424            0.5%
    Temenos Group AG...............................    318,043     16,504,548            0.4%
    Other Securities...............................               369,168,248            9.0%
                                                               --------------           -----
TOTAL SWITZERLAND..................................               540,882,078           13.4%
                                                               --------------           -----
TOTAL COMMON STOCKS................................             3,988,069,768           98.8%
                                                               --------------           -----

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                     PERCENTAGE
                                           SHARES      VALUE++     OF NET ASSETS**
                                           ------      -------     ---------------

PREFERRED STOCKS -- (0.6%)
GERMANY -- (0.6%)
        Other Securities................            $   28,544,902            0.7%
                                                    --------------          ------
TOTAL PREFERRED STOCKS..................                28,544,902            0.7%
                                                    --------------          ------

RIGHTS/WARRANTS -- (0.0%)
AUSTRIA -- (0.0%)
        Other Securities................                        --            0.0%
                                                    --------------          ------

FRANCE -- (0.0%)
        Other Securities................                     8,841            0.0%
                                                    --------------          ------

GERMANY -- (0.0%)
        Other Securities................                    19,318            0.0%
                                                    --------------          ------

NORWAY -- (0.0%)
        Other Securities................                        --            0.0%
                                                    --------------          ------

SWEDEN -- (0.0%)
        Other Securities................                   236,018            0.0%
                                                    --------------          ------
TOTAL RIGHTS/WARRANTS...................                   264,177            0.0%
                                                    --------------          ------
TOTAL INVESTMENT SECURITIES.............             4,016,878,847
                                                    --------------

                                                       VALUE+
                                                       ------
SECURITIES LENDING COLLATERAL -- (12.7%)
(S)@    DFA Short Term Investment Fund.. 50,602,726    585,473,541           14.5%
                                                    --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,924,188,407)...............              $4,602,352,388          114.0%
                                                    ==============          ======

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

Summary of the Series' investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------
                                LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                               ---------- -------------- ------- --------------
Common Stocks
  Austria.....................         -- $  127,101,646   --    $  127,101,646
  Belgium.....................         --    173,395,698   --       173,395,698
  Denmark..................... $  671,067    198,789,819   --       199,460,886
  Finland.....................         --    257,868,532   --       257,868,532
  France......................     13,601    527,587,529   --       527,601,130
  Germany.....................         --    656,891,648   --       656,891,648
  Greece......................         --            773   --               773
  Ireland.....................         --     76,152,441   --        76,152,441
  Israel......................         --     73,060,433   --        73,060,433
  Italy.......................         --    392,987,423   --       392,987,423
  Netherlands.................         --    221,112,444   --       221,112,444
  Norway......................    357,420     87,762,995   --        88,120,415
  Portugal....................         --     54,741,828   --        54,741,828
  Spain.......................     39,781    233,462,513   --       233,502,294
  Sweden......................  1,140,473    364,049,626   --       365,190,099
  Switzerland.................  7,433,467    533,448,611   --       540,882,078
Preferred Stocks
  Germany.....................         --     28,544,902   --        28,544,902
Rights/Warrants
  Austria.....................         --             --   --                --
  France......................         --          8,841   --             8,841
  Germany.....................         --         19,318   --            19,318
  Norway......................         --             --   --                --
  Sweden......................         --        236,018   --           236,018
Securities Lending Collateral.         --    585,473,541   --       585,473,541
                               ---------- --------------   --    --------------
TOTAL......................... $9,655,809 $4,592,696,579   --    $4,602,352,388
                               ========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE CANADIAN SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2016
                                  (UNAUDITED)

                                                                  PERCENTAGE
                                          SHARES     VALUE++    OF NET ASSETS**
                                          ------     -------    ---------------
COMMON STOCKS -- (80.9%)
Consumer Discretionary -- (7.5%)
    Cineplex, Inc.......................   169,535 $  6,700,598            0.9%
#   EnerCare, Inc.......................   438,600    5,558,094            0.7%
#*  IMAX Corp...........................   259,917    8,317,344            1.1%
    RONA, Inc...........................   676,245   12,870,591            1.7%
    Other Securities....................             37,465,014            4.8%
                                                   ------------           -----
Total Consumer Discretionary............             70,911,641            9.2%
                                                   ------------           -----
Consumer Staples -- (3.4%)
    Cott Corp...........................   509,721    6,755,926            0.9%
    North West Co., Inc. (The)..........   242,310    5,386,169            0.7%
    Other Securities....................             20,020,385            2.6%
                                                   ------------           -----
Total Consumer Staples..................             32,162,480            4.2%
                                                   ------------           -----
Energy -- (17.0%)
*   Advantage Oil & Gas, Ltd............ 1,100,531    6,306,542            0.8%
#   Enbridge Income Fund Holdings, Inc..   251,755    5,816,831            0.8%
#   Gibson Energy, Inc..................   411,174    6,111,736            0.8%
#   Mullen Group, Ltd...................   536,825    6,250,907            0.8%
*   Parex Resources, Inc................   586,904    5,879,799            0.8%
    Parkland Fuel Corp..................   414,677    7,908,839            1.0%
    Pason Systems, Inc..................   356,252    5,178,956            0.7%
#   Precision Drilling Corp............. 1,736,481    9,009,716            1.2%
    ShawCor, Ltd........................   233,800    6,316,904            0.8%
#   Whitecap Resources, Inc.............   966,741    7,250,365            1.0%
    Other Securities....................             94,837,364           12.3%
                                                   ------------           -----
Total Energy............................            160,867,959           21.0%
                                                   ------------           -----
Financials -- (7.1%)
#   Canadian Western Bank...............   436,532    9,630,354            1.3%
    Colliers International Group, Inc...   161,848    6,694,757            0.9%
    FirstService Corp...................   150,648    6,769,374            0.9%
#   Home Capital Group, Inc.............   213,780    6,404,710            0.8%
    Laurentian Bank of Canada...........   191,320    7,590,587            1.0%
    Other Securities....................             29,914,592            3.8%
                                                   ------------           -----
Total Financials........................             67,004,374            8.7%
                                                   ------------           -----
Health Care -- (1.3%)
    Other Securities....................             12,218,223            1.6%
                                                   ------------           -----
Industrials -- (10.3%)
    Aecon Group, Inc....................   408,101    5,441,563            0.7%
    New Flyer Industries, Inc...........   254,471    7,498,042            1.0%
#   Russel Metals, Inc..................   350,655    6,243,431            0.8%
#   Stantec, Inc........................   281,329    7,210,919            0.9%
    Toromont Industries, Ltd............   376,225   11,277,455            1.5%
    Transcontinental, Inc. Class A......   359,276    5,646,707            0.7%
    TransForce, Inc.....................   432,009    8,153,322            1.1%
    Other Securities....................             45,632,980            5.9%
                                                   ------------           -----
Total Industrials.......................             97,104,419           12.6%
                                                   ------------           -----
Information Technology -- (3.4%)
    Other Securities....................             32,101,774            4.2%
                                                   ------------           -----

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                                   PERCENTAGE
                                           SHARES     VALUE++    OF NET ASSETS**
                                           ------     -------    ---------------
Materials -- (24.3%)
      Alamos Gold, Inc. Class A.........  1,545,462 $ 11,147,233            1.5%
#*    B2Gold Corp.......................  5,268,073   11,714,293            1.5%
      Centerra Gold, Inc................    999,634    5,529,178            0.7%
*     Detour Gold Corp..................    291,290    6,247,401            0.8%
      Dominion Diamond Corp.............    487,201    5,595,414            0.7%
#*    First Majestic Silver Corp........    652,877    6,951,813            0.9%
*     Fortuna Silver Mines, Inc.........    876,406    5,608,942            0.7%
      HudBay Minerals, Inc..............  1,398,004    6,974,978            0.9%
*     IAMGOLD Corp......................  2,443,241    8,314,847            1.1%
      Intertape Polymer Group, Inc......    324,227    5,098,429            0.7%
*     New Gold, Inc.....................  2,304,655   10,837,224            1.4%
      OceanaGold Corp...................  2,038,216    7,293,847            1.0%
      Pan American Silver Corp..........    990,673   15,530,834            2.0%
*     SEMAFO, Inc.......................  1,595,446    7,108,108            0.9%
#*    Silver Standard Resources, Inc....    571,298    5,363,745            0.7%
      Stella-Jones, Inc.................    187,800    7,180,016            0.9%
      Tahoe Resources, Inc..............    504,323    7,122,506            0.9%
      Other Securities..................              95,912,658           12.6%
                                                    ------------          ------
Total Materials.........................             229,531,466           29.9%
                                                    ------------          ------
Real Estate Investment Trusts -- (0.1%)
      Other Securities..................                 513,979            0.1%
                                                    ------------          ------
Telecommunication Services -- (0.5%)
      Other Securities..................               4,845,172            0.6%
                                                    ------------          ------
Utilities -- (6.0%)
      Algonquin Power & Utilities Corp..  1,054,815    9,213,973            1.2%
      Capital Power Corp................    523,509    7,414,326            1.0%
#     Innergex Renewable Energy, Inc....    512,927    5,661,942            0.7%
#     Northland Power, Inc..............    536,896    8,904,763            1.1%
#     Superior Plus Corp................    689,743    6,003,023            0.8%
      Other Securities..................              20,046,403            2.7%
                                                    ------------          ------
Total Utilities.........................              57,244,430            7.5%
                                                    ------------          ------
TOTAL COMMON STOCKS.....................             764,505,917           99.6%
                                                    ------------          ------
SECURITIES LENDING COLLATERAL -- (19.1%)
(S)@  DFA Short Term Investment Fund.... 15,623,575  180,764,765           23.5%
                                                    ------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,175,753,730)...............              $945,270,682          123.1%
                                                    ============          ======

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 -----------------------------------------------
                                   LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                 ------------ ------------  ------- ------------
Common Stocks
  Consumer Discretionary........ $ 70,911,641           --    --    $ 70,911,641
  Consumer Staples..............   32,162,480           --    --      32,162,480
  Energy........................  160,779,904 $     88,055    --     160,867,959
  Financials....................   67,004,374           --    --      67,004,374
  Health Care...................   12,211,004        7,219    --      12,218,223
  Industrials...................   97,104,419           --    --      97,104,419
  Information Technology........   32,101,774           --    --      32,101,774
  Materials.....................  229,529,994        1,472    --     229,531,466
  Real Estate Investment Trusts.      513,979           --    --         513,979
  Telecommunication Services....    4,845,172           --    --       4,845,172
  Utilities.....................   57,244,430           --    --      57,244,430
Securities Lending Collateral...           --  180,764,765    --     180,764,765
Forward Currency Contracts**....           --         (115)   --            (115)
                                 ------------ ------------    --    ------------
TOTAL........................... $764,409,171 $180,861,396    --    $945,270,567
                                 ============ ============    ==    ============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                See accompanying Notes to Financial Statements.

                          THE EMERGING MARKETS SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2016
                                  (UNAUDITED)

                                                                                   PERCENTAGE
                                                           SHARES     VALUE++    OF NET ASSETS**
                                                           ------     -------    ---------------
COMMON STOCKS -- (93.1%)
BRAZIL -- (5.2%)
    AMBEV SA ADR........................................  5,984,451 $ 33,453,081            0.7%
    Cielo SA............................................  1,506,864   14,677,606            0.3%
    Other Securities....................................             197,554,532            4.4%
                                                                    ------------           -----
TOTAL BRAZIL............................................             245,685,219            5.4%
                                                                    ------------           -----

CHILE -- (1.5%)
    Other Securities....................................              71,689,780            1.6%
                                                                    ------------           -----

CHINA -- (13.6%)
    Bank of China, Ltd. Class H......................... 63,274,181   25,619,359            0.6%
    China Construction Bank Corp. Class H............... 69,620,590   44,217,920            1.0%
    China Mobile, Ltd. Sponsored ADR....................    918,178   52,813,599            1.2%
    CNOOC, Ltd. Sponsored ADR...........................    127,716   15,763,986            0.4%
    Industrial & Commercial Bank of China, Ltd. Class H. 71,229,185   38,136,168            0.8%
    Ping An Insurance Group Co. of China, Ltd. Class H..  4,622,500   21,693,760            0.5%
    Tencent Holdings, Ltd...............................  4,351,400   88,543,644            2.0%
    Other Securities....................................             351,497,229            7.5%
                                                                    ------------           -----
TOTAL CHINA.............................................             638,285,665           14.0%
                                                                    ------------           -----

COLOMBIA -- (0.6%)
    Other Securities....................................              27,480,378            0.6%
                                                                    ------------           -----

CZECH REPUBLIC -- (0.2%)
    Other Securities....................................               8,877,220            0.2%
                                                                    ------------           -----

EGYPT -- (0.1%)
    Other Securities....................................               5,765,624            0.1%
                                                                    ------------           -----

GREECE -- (0.3%)
    Other Securities....................................              12,625,172            0.3%
                                                                    ------------           -----

HUNGARY -- (0.3%)
    Other Securities....................................              16,647,353            0.4%
                                                                    ------------           -----

INDIA -- (11.7%)
    Axis Bank, Ltd......................................  2,058,467   14,584,815            0.3%
    HDFC Bank, Ltd......................................  1,530,953   25,879,410            0.6%
    Hindustan Unilever, Ltd.............................  1,148,145   15,033,549            0.3%
    Infosys, Ltd........................................  1,886,232   34,259,997            0.8%
    Infosys, Ltd. Sponsored ADR.........................    847,888   15,940,294            0.4%
    ITC, Ltd............................................  3,264,295   16,012,953            0.4%
    Reliance Industries, Ltd............................  1,625,226   23,982,462            0.5%
    Sun Pharmaceutical Industries, Ltd..................  1,259,691   15,406,140            0.3%
    Tata Consultancy Services, Ltd......................    720,066   27,544,405            0.6%
    Other Securities....................................             360,415,109            7.9%
                                                                    ------------           -----
TOTAL INDIA.............................................             549,059,134           12.1%
                                                                    ------------           -----

INDONESIA -- (3.1%)
    Bank Central Asia Tbk PT............................ 15,447,700   15,245,332            0.3%
    Other Securities....................................             129,329,351            2.9%
                                                                    ------------           -----
TOTAL INDONESIA.........................................             144,574,683            3.2%
                                                                    ------------           -----

THE EMERGING MARKETS SERIES
CONTINUED

                                                                               PERCENTAGE
                                                       SHARES     VALUE++    OF NET ASSETS**
                                                       ------     -------    ---------------
MALAYSIA -- (4.2%)
    Public Bank Bhd.................................  3,537,614 $ 16,921,955            0.4%
    Tenaga Nasional Bhd.............................  4,375,250   16,072,346            0.4%
    Other Securities................................             163,027,493            3.5%
                                                                ------------           -----
TOTAL MALAYSIA......................................             196,021,794            4.3%
                                                                ------------           -----

MEXICO -- (5.7%)
    Alfa S.A.B. de C.V. Class A.....................  8,197,783   15,419,102            0.3%
    America Movil S.A.B. de C.V. Series L........... 46,329,297   32,798,740            0.7%
    Fomento Economico Mexicano S.A.B. de C.V........  1,793,669   16,720,400            0.4%
    Grupo Financiero Banorte S.A.B. de C.V. Class O.  4,709,628   26,777,401            0.6%
    Grupo Mexico S.A.B. de C.V. Series B............  6,024,993   15,324,560            0.3%
    Grupo Televisa S.A.B. Series CPO................  3,292,769   19,196,248            0.4%
    Wal-Mart de Mexico S.A.B. de C.V................  7,054,235   17,434,012            0.4%
    Other Securities................................             122,877,443            2.7%
                                                                ------------           -----
TOTAL MEXICO........................................             266,547,906            5.8%
                                                                ------------           -----

PERU -- (0.3%)
    Other Securities................................              13,030,701            0.3%
                                                                ------------           -----

PHILIPPINES -- (1.8%)
    Other Securities................................              84,216,211            1.8%
                                                                ------------           -----

POLAND -- (1.6%)
    Other Securities................................              76,086,626            1.7%
                                                                ------------           -----

RUSSIA -- (1.9%)
    Gazprom PAO Sponsored ADR.......................  5,279,647   27,432,935            0.6%
    Sberbank of Russia PJSC Sponsored ADR...........  1,818,206   14,618,609            0.3%
    Other Securities................................              47,261,890            1.1%
                                                                ------------           -----
TOTAL RUSSIA........................................              89,313,434            2.0%
                                                                ------------           -----

SOUTH AFRICA -- (8.5%)
*   AngloGold Ashanti, Ltd. Sponsored ADR...........  1,637,102   26,930,328            0.6%
    Bidvest Group, Ltd. (The).......................    778,465   19,778,039            0.4%
    FirstRand, Ltd..................................  4,730,180   15,203,319            0.3%
    MTN Group, Ltd..................................  2,516,919   26,348,362            0.6%
    Naspers, Ltd. Class N...........................    370,571   50,994,756            1.1%
    Sasol, Ltd. Sponsored ADR.......................    778,314   25,520,916            0.6%
    Standard Bank Group, Ltd........................  1,835,594   16,484,257            0.4%
    Steinhoff International Holdings NV.............  3,126,745   19,559,450            0.4%
    Other Securities................................             199,582,578            4.4%
                                                                ------------           -----
TOTAL SOUTH AFRICA..................................             400,402,005            8.8%
                                                                ------------           -----

SOUTH KOREA -- (14.2%)
    Hyundai Motor Co................................    175,874   22,067,187            0.5%
    KT&G Corp.......................................    132,438   14,268,223            0.3%
    NAVER Corp......................................     33,801   20,032,066            0.4%
    Samsung Electronics Co., Ltd....................     97,289  106,028,534            2.3%
    Samsung Electronics Co., Ltd. GDR...............     52,509   28,672,951            0.6%
    SK Hynix, Inc...................................    705,494   17,304,220            0.4%
    Other Securities................................             460,012,485           10.2%
                                                                ------------           -----
TOTAL SOUTH KOREA...................................             668,385,666           14.7%
                                                                ------------           -----

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                PERCENTAGE
                                                      SHARES      VALUE++     OF NET ASSETS**
                                                      ------      -------     ---------------
TAIWAN -- (13.6%)
      Hon Hai Precision Industry Co., Ltd.......... 15,697,867 $   37,393,311            0.8%
      Taiwan Semiconductor Manufacturing Co., Ltd.. 25,188,808    115,726,652            2.6%
      Taiwan Semiconductor Manufacturing Co., Ltd.
       Sponsored ADR...............................  1,672,158     39,446,207            0.9%
      Other Securities.............................               447,889,847            9.8%
                                                               --------------          ------
TOTAL TAIWAN.......................................               640,456,017           14.1%
                                                               --------------          ------

THAILAND -- (2.7%)
      PTT PCL......................................  1,634,600     14,226,121            0.3%
      Other Securities.............................               111,439,249            2.5%
                                                               --------------          ------
TOTAL THAILAND.....................................               125,665,370            2.8%
                                                               --------------          ------

TURKEY -- (1.9%)
      Other Securities.............................                91,908,213            2.0%
                                                               --------------          ------

UNITED KINGDOM -- (0.1%)
      Other Securities.............................                 6,708,540            0.1%
                                                               --------------          ------
TOTAL COMMON STOCKS................................             4,379,432,711           96.3%
                                                               --------------          ------

PREFERRED STOCKS -- (2.4%)
BRAZIL -- (2.3%)
      Banco Bradesco SA............................  2,270,614     17,099,339            0.4%
      Itau Unibanco Holding SA.....................  3,924,570     37,508,357            0.8%
      Other Securities.............................                51,121,450            1.2%
                                                               --------------          ------
TOTAL BRAZIL.......................................               105,729,146            2.4%
                                                               --------------          ------

CHILE -- (0.0%)
      Other Securities.............................                   386,855            0.0%
                                                               --------------          ------

COLOMBIA -- (0.1%)
      Other Securities.............................                 5,509,843            0.1%
                                                               --------------          ------
TOTAL PREFERRED STOCKS.............................               111,625,844            2.5%
                                                               --------------          ------

RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
      Other Securities.............................                       311            0.0%
                                                               --------------          ------

THAILAND -- (0.0%)
      Other Securities.............................                   448,421            0.0%
                                                               --------------          ------
TOTAL RIGHTS/WARRANTS..............................                   448,732            0.0%
                                                               --------------          ------
TOTAL INVESTMENT SECURITIES........................             4,491,507,287
                                                               --------------

                                                                  VALUE+
                                                                  ------
SECURITIES LENDING COLLATERAL -- (4.5%)
(S)@  DFA Short Term Investment Fund............... 18,338,278    212,173,878            4.7%
                                                               --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,038,294,827)..........................              $4,703,681,165          103.5%
                                                               ==============          ======

THE EMERGING MARKETS SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------------
                                  LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                               -------------- -------------- ------- --------------
Common Stocks
  Brazil...................... $  245,685,219             --   --    $  245,685,219
  Chile.......................     33,993,926 $   37,695,854   --        71,689,780
  China.......................    110,692,586    527,593,079   --       638,285,665
  Colombia....................     27,466,666         13,712   --        27,480,378
  Czech Republic..............             --      8,877,220   --         8,877,220
  Egypt.......................             --      5,765,624   --         5,765,624
  Greece......................             --     12,625,172   --        12,625,172
  Hungary.....................             --     16,647,353   --        16,647,353
  India.......................     32,908,215    516,150,919   --       549,059,134
  Indonesia...................      5,255,573    139,319,110   --       144,574,683
  Malaysia....................             --    196,021,794   --       196,021,794
  Mexico......................    266,540,055          7,851   --       266,547,906
  Peru........................     13,030,701             --   --        13,030,701
  Philippines.................      1,846,587     82,369,624   --        84,216,211
  Poland......................             --     76,086,626   --        76,086,626
  Russia......................             --     89,313,434   --        89,313,434
  South Africa................     64,869,481    335,532,524   --       400,402,005
  South Korea.................     22,618,822    645,766,844   --       668,385,666
  Taiwan......................     48,932,991    591,523,026   --       640,456,017
  Thailand....................    125,665,370             --   --       125,665,370
  Turkey......................        797,450     91,110,763   --        91,908,213
  United Kingdom..............      6,708,540             --   --         6,708,540
Preferred Stocks
  Brazil......................    105,725,500          3,646   --       105,729,146
  Chile.......................             --        386,855   --           386,855
  Colombia....................      5,509,843             --   --         5,509,843
Rights/Warrants
  Brazil......................             --            311   --               311
  Thailand....................             --        448,421   --           448,421
Securities Lending Collateral.             --    212,173,878   --       212,173,878
Futures Contracts**...........      1,130,445             --   --         1,130,445
Forward Currency Contracts**..             --            258   --               258
                               -------------- --------------   --    --------------
TOTAL......................... $1,119,377,970 $3,585,433,898   --    $4,704,811,868
                               ============== ==============   ==    ==============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                See accompanying Notes to Financial Statements.

                     THE EMERGING MARKETS SMALL CAP SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2016
                                  (UNAUDITED)

                                                                                       PERCENTAGE
                                                               SHARES     VALUE++    OF NET ASSETS**
                                                               ------     -------    ---------------
COMMON STOCKS -- (86.2%)
BELGIUM -- (0.0%)
    Other Securities........................................            $     61,671            0.0%
                                                                        ------------           -----

BRAZIL -- (7.2%)
    BR Malls Participacoes SA...............................  5,634,717   27,737,373            0.6%
    CETIP SA -- Mercados Organizados........................    945,300   11,604,439            0.2%
    Cia Siderurgica Nacional SA.............................  6,531,808   24,955,428            0.5%
    Cyrela Brazil Realty SA Empreendimentos e Participacoes.  3,156,434    9,425,479            0.2%
    Duratex SA..............................................  4,137,733    9,420,208            0.2%
    EDP -- Energias do Brasil SA............................  2,848,595   10,601,735            0.2%
    Equatorial Energia SA...................................  2,371,958   29,338,691            0.6%
    Estacio Participacoes SA................................  3,477,890   12,003,360            0.2%
    Localiza Rent a Car SA..................................  1,730,775   16,606,985            0.3%
*   Marfrig Global Foods SA.................................  4,834,229    9,122,380            0.2%
    MRV Engenharia e Participacoes SA.......................  4,019,180   14,046,825            0.3%
    Multiplan Empreendimentos Imobiliarios SA...............    592,100   10,148,810            0.2%
    Odontoprev SA...........................................  3,036,496    9,235,080            0.2%
    Qualicorp SA............................................  2,859,505   12,388,348            0.3%
    Sao Martinho SA.........................................    734,862    9,557,426            0.2%
    Sul America SA..........................................  2,958,965   14,410,891            0.3%
    Totvs SA................................................  1,433,226   11,751,684            0.2%
    Transmissora Alianca de Energia Eletrica SA.............  1,918,518   10,911,161            0.2%
    Other Securities........................................             163,687,806            3.0%
                                                                        ------------           -----
TOTAL BRAZIL................................................             416,954,109            8.1%
                                                                        ------------           -----

CHILE -- (1.5%)
    E.CL SA.................................................  5,691,360    9,896,384            0.2%
    Parque Arauco SA........................................  7,790,869   15,148,663            0.3%
    Vina Concha y Toro SA...................................  5,560,304    9,325,135            0.2%
    Other Securities........................................              50,647,449            1.0%
                                                                        ------------           -----
TOTAL CHILE.................................................              85,017,631            1.7%
                                                                        ------------           -----

CHINA -- (12.1%)
#   GCL-Poly Energy Holdings, Ltd........................... 71,822,000   10,703,162            0.2%
    Minth Group, Ltd........................................  3,475,000    9,110,644            0.2%
    Shenzhen International Holdings, Ltd....................  6,618,751   10,783,923            0.2%
#   Sunny Optical Technology Group Co., Ltd.................  3,644,000   11,239,024            0.2%
    Other Securities........................................             661,478,729           12.9%
                                                                        ------------           -----
TOTAL CHINA.................................................             703,315,482           13.7%
                                                                        ------------           -----

COLOMBIA -- (0.2%)
    Other Securities........................................              10,674,737            0.2%
                                                                        ------------           -----

GREECE -- (0.3%)
    Other Securities........................................              19,037,207            0.4%
                                                                        ------------           -----

HONG KONG -- (0.0%)
    Other Securities........................................                 404,787            0.0%
                                                                        ------------           -----

HUNGARY -- (0.0%)
    Other Securities........................................                  72,448            0.0%
                                                                        ------------           -----

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                      PERCENTAGE
                                                              SHARES     VALUE++    OF NET ASSETS**
                                                              ------     -------    ---------------

INDIA -- (12.0%)
    Havells India, Ltd...................................... 1,992,064 $  9,959,435            0.2%
    Reliance Infrastructure, Ltd............................ 1,132,160    9,163,539            0.2%
    TVS Motor Co., Ltd...................................... 2,128,314   10,230,508            0.2%
    Other Securities........................................            665,169,455           12.9%
                                                                       ------------           -----
TOTAL INDIA.................................................            694,522,937           13.5%
                                                                       ------------           -----

INDONESIA -- (2.7%)
    Other Securities........................................            157,862,832            3.1%
                                                                       ------------           -----

MALAYSIA -- (4.5%)
    Other Securities........................................            258,085,894            5.0%
                                                                       ------------           -----

MEXICO -- (3.8%)
#   Alsea S.A.B. de C.V..................................... 6,247,966   23,950,116            0.5%
#   Banregio Grupo Financiero S.A.B. de C.V................. 2,323,229   13,949,110            0.3%
    Gentera S.A.B. de C.V................................... 7,403,631   14,691,375            0.3%
    Grupo Aeroportuario del Centro Norte S.A.B. de C.V...... 2,374,699   13,769,532            0.3%
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B. 1,192,976   11,264,336            0.2%
#*  Industrias CH S.A.B. de C.V. Series B................... 2,230,124    9,288,808            0.2%
    Other Securities........................................            132,933,459            2.5%
                                                                       ------------           -----
TOTAL MEXICO................................................            219,846,736            4.3%
                                                                       ------------           -----

PHILIPPINES -- (1.5%)
    Security Bank Corp...................................... 2,789,318   10,101,741            0.2%
    Other Securities........................................             78,828,533            1.5%
                                                                       ------------           -----
TOTAL PHILIPPINES...........................................             88,930,274            1.7%
                                                                       ------------           -----

POLAND -- (1.9%)
    Asseco Poland SA........................................   683,476   10,372,944            0.2%
    Other Securities........................................            102,109,544            2.0%
                                                                       ------------           -----
TOTAL POLAND................................................            112,482,488            2.2%
                                                                       ------------           -----

SOUTH AFRICA -- (6.8%)
    AVI, Ltd................................................ 3,423,460   21,240,907            0.4%
    Barloworld, Ltd......................................... 2,216,736   12,796,839            0.3%
    Clicks Group, Ltd....................................... 2,666,173   19,456,493            0.4%
#   Coronation Fund Managers, Ltd........................... 1,818,975    9,450,577            0.2%
    EOH Holdings, Ltd....................................... 1,117,136   10,876,007            0.2%
    Foschini Group, Ltd. (The).............................. 1,415,093   15,201,788            0.3%
#*  Harmony Gold Mining Co., Ltd. Sponsored ADR............. 2,632,188    9,633,808            0.2%
    JSE, Ltd................................................   892,197   10,351,796            0.2%
#*  Northam Platinum, Ltd................................... 3,640,843   12,413,254            0.2%
#   Pick n Pay Stores, Ltd.................................. 2,069,376   10,735,334            0.2%
*   Sappi, Ltd.............................................. 4,082,585   17,706,447            0.4%
    Sibanye Gold, Ltd....................................... 3,727,720   14,268,550            0.3%
    Spar Group, Ltd. (The).................................. 1,156,299   17,281,868            0.3%
*   Super Group, Ltd........................................ 3,477,779   10,055,717            0.2%
    Other Securities........................................            203,743,323            3.9%
                                                                       ------------           -----
TOTAL SOUTH AFRICA..........................................            395,212,708            7.7%
                                                                       ------------           -----

SOUTH KOREA -- (13.3%)
    Other Securities........................................            768,519,148           15.0%
                                                                       ------------           -----

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                     PERCENTAGE
                                           SHARES      VALUE++     OF NET ASSETS**
                                           ------      -------     ---------------

TAIWAN -- (12.9%)
        Other Securities................            $  747,646,613           14.6%
                                                    --------------          ------

THAILAND -- (3.2%)
        Other Securities................               184,035,711            3.6%
                                                    --------------          ------

TURKEY -- (2.3%)
        Other Securities................               134,492,743            2.6%
                                                    --------------          ------
TOTAL COMMON STOCKS.....................             4,997,176,156           97.4%
                                                    --------------          ------

PREFERRED STOCKS -- (1.3%)
BRAZIL -- (1.2%)
        Other Securities................                70,236,378            1.4%
                                                    --------------          ------
CHILE -- (0.1%)
        Other Securities................                 2,434,179            0.1%
                                                    --------------          ------
COLOMBIA -- (0.0%)
        Other Securities................                 1,934,885            0.0%
                                                    --------------          ------
TOTAL PREFERRED STOCKS..................                74,605,442            1.5%
                                                    --------------          ------

RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
        Other Securities................                   107,231            0.0%
                                                    --------------          ------

MALAYSIA -- (0.0%)
        Other Securities................                    61,285            0.0%
                                                    --------------          ------

POLAND -- (0.0%)
        Other Securities................                        --            0.0%
                                                    --------------          ------

SOUTH KOREA -- (0.0%)
        Other Securities................                   298,781            0.0%
                                                    --------------          ------

THAILAND -- (0.0%)
        Other Securities................                     9,567            0.0%
                                                    --------------          ------
TOTAL RIGHTS/WARRANTS...................                   476,864            0.0%
                                                    --------------          ------
TOTAL INVESTMENT SECURITIES.............             5,072,258,462
                                                    --------------

                                                       VALUE+
                                                       ------
SECURITIES LENDING COLLATERAL -- (12.5%)
(S)@    DFA Short Term Investment Fund.. 62,563,032    723,854,282           14.1%
                                                    --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $5,944,983,831)...............              $5,796,112,744          113.0%
                                                    ==============          ======

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                 LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                               ------------ -------------- ------- --------------
Common Stocks
  Belgium.....................           -- $       61,671   --    $       61,671
  Brazil...................... $416,954,109             --   --       416,954,109
  Chile.......................    1,934,719     83,082,912   --        85,017,631
  China.......................    3,662,817    699,652,665   --       703,315,482
  Colombia....................   10,671,549          3,188   --        10,674,737
  Greece......................           --     19,037,207   --        19,037,207
  Hong Kong...................           --        404,787   --           404,787
  Hungary.....................           --         72,448   --            72,448
  India.......................      129,111    694,393,826   --       694,522,937
  Indonesia...................      910,480    156,952,352   --       157,862,832
  Malaysia....................           --    258,085,894   --       258,085,894
  Mexico......................  218,982,457        864,279   --       219,846,736
  Philippines.................           --     88,930,274   --        88,930,274
  Poland......................           --    112,482,488   --       112,482,488
  South Africa................   11,348,321    383,864,387   --       395,212,708
  South Korea.................      804,734    767,714,414   --       768,519,148
  Taiwan......................           --    747,646,613   --       747,646,613
  Thailand....................  183,264,033        771,678   --       184,035,711
  Turkey......................           --    134,492,743   --       134,492,743
Preferred Stocks
  Brazil......................   70,236,378             --   --        70,236,378
  Chile.......................           --      2,434,179   --         2,434,179
  Colombia....................    1,934,885             --   --         1,934,885
Rights/Warrants
  Brazil......................           --        107,231   --           107,231
  Malaysia....................           --         61,285   --            61,285
  Poland......................           --             --   --                --
  South Korea.................           --        298,781   --           298,781
  Thailand....................           --          9,567   --             9,567
Securities Lending Collateral.           --    723,854,282   --       723,854,282
Futures Contracts**...........      743,658             --   --           743,658
                               ------------ --------------   --    --------------
TOTAL......................... $921,577,251 $4,875,279,151   --    $5,796,856,402
                               ============ ==============   ==    ==============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2016
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                                          THE JAPANESE   THE ASIA
                                                             THE U.S. LARGE    THE DFA       SMALL     PACIFIC SMALL
                                                               CAP VALUE    INTERNATIONAL   COMPANY       COMPANY
                                                                SERIES*     VALUE SERIES*   SERIES*       SERIES*
                                                             -------------- ------------- ------------ -------------
ASSETS:
Investments at Value (including $1,307,178, $648,436,
 $289,787 and $295,754 of securities on loan,
 respectively)..............................................  $19,410,300    $9,070,307    $2,584,183   $1,376,887
Temporary Cash Investments at Value & Cost..................      195,968            --            --           --
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost...............................................      681,194       677,034       300,363      290,193
Segregated Cash for Futures Contracts.......................        5,760         2,392            --           --
Foreign Currencies at Value.................................           --        49,325         2,419        3,950
Cash........................................................           --             1         2,061        3,413
Receivables:
  Investment Securities Sold................................       33,856        32,802           666          252
  Dividends, Interest and Tax Reclaims......................       23,979        41,783        27,402        1,464
  Securities Lending Income.................................          238         1,620           442          394
Unrealized Gain on Forward Currency Contracts...............           --             2            --           --
Unrealized Gain on Foreign Currency Contracts...............           --             2            --           --
Prepaid Expenses and Other Assets...........................           19             5             2            1
                                                              -----------    ----------    ----------   ----------
     Total Assets...........................................   20,351,314     9,875,273     2,917,538    1,676,554
                                                              -----------    ----------    ----------   ----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................      681,194       677,034       300,363      290,193
  Investment Securities Purchased...........................       71,184            --         1,205        3,079
  Due to Advisor............................................        1,580         1,474           214          112
  Line of Credit............................................           --           529            --           --
  Futures Margin Variation..................................          851           316            --           --
Unrealized Loss on Foreign Currency Contracts...............           --             1            --           --
Accrued Expenses and Other Liabilities......................          842           632           228          128
                                                              -----------    ----------    ----------   ----------
     Total Liabilities......................................      755,651       679,986       302,010      293,512
                                                              -----------    ----------    ----------   ----------
NET ASSETS..................................................  $19,595,663    $9,195,287    $2,615,528   $1,383,042
                                                              ===========    ==========    ==========   ==========
Investments at Cost.........................................  $14,067,207    $9,292,312    $2,413,136   $1,474,869
                                                              ===========    ==========    ==========   ==========
Foreign Currencies at Cost..................................  $        --    $   48,728    $    2,348   $    3,964
                                                              ===========    ==========    ==========   ==========

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2016
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                               THE
                                              THE UNITED   CONTINENTAL THE CANADIAN
                                             KINGDOM SMALL    SMALL       SMALL                     THE EMERGING
                                                COMPANY      COMPANY     COMPANY     THE EMERGING   MARKETS SMALL
                                                SERIES       SERIES*     SERIES*    MARKETS SERIES*  CAP SERIES*
                                             ------------- ----------- ------------ --------------- -------------
ASSETS:
Investments at Value (including $48,413,
 $543,798, $174,750, $324,032 and
 $1,032,206 of securities on loan,
 respectively)..............................  $1,782,842   $4,016,878    $764,506     $4,491,507     $5,072,259
Collateral from Securities on Loan Invested
 in Affiliate at Value & Cost...............      51,178      585,474     180,765        212,174        723,854
Segregated Cash for Futures Contracts.......          --           --          --          1,494          1,323
Foreign Currencies at Value.................       1,801        7,192         221         37,502         34,876
Cash........................................       1,493        7,690       4,219         13,810          5,774
Receivables:
  Investment Securities Sold................       2,011        2,904         256             --          5,308
  Dividends, Interest and Tax Reclaims......      12,875        8,889         538          3,812         10,302
  Securities Lending Income.................         202        1,957         271            619          3,434
Unrealized Gain on Foreign Currency
 Contracts..................................          --            4          --             --             --
Prepaid Expenses and Other Assets...........           2            6          --              2              2
                                              ----------   ----------    --------     ----------     ----------
     Total Assets...........................   1,852,404    4,630,994     950,776      4,760,920      5,857,132
                                              ----------   ----------    --------     ----------     ----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........      51,178      585,474     180,765        212,174        723,854
  Investment Securities Purchased...........       2,275        6,086       2,225          1,695            574
  Due to Advisor............................         145          325          57            370            830
  Futures Margin Variation..................          --           --          --            120            107
Accrued Expenses and Other Liabilities......         104          279          46            830            935
                                              ----------   ----------    --------     ----------     ----------
     Total Liabilities......................      53,702      592,164     183,093        215,189        726,300
                                              ----------   ----------    --------     ----------     ----------
NET ASSETS..................................  $1,798,702   $4,038,830    $767,683     $4,545,731     $5,130,832
                                              ==========   ==========    ========     ==========     ==========
Investments at Cost.........................  $1,490,803   $3,338,715    $994,989     $3,826,121     $5,221,130
                                              ==========   ==========    ========     ==========     ==========
Foreign Currencies at Cost..................  $    1,806   $    7,134    $    221     $   36,832     $   33,977
                                              ==========   ==========    ========     ==========     ==========

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2016
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                                               THE JAPANESE   THE ASIA
                                                                      THE U.S.      THE DFA       SMALL     PACIFIC SMALL
                                                                     LARGE CAP   INTERNATIONAL   COMPANY       COMPANY
                                                                    VALUE SERIES VALUE SERIES     SERIES       SERIES
                                                                    ------------ ------------- ------------ -------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $5, $13,081, $3,170
   and $555, respectively).........................................  $ 242,607     $ 148,183     $ 28,598     $ 19,302
  Income from Securities Lending...................................      2,235         5,233        2,467        2,531
                                                                     ---------     ---------     --------     --------
     Total Investment Income.......................................    244,842       153,416       31,065       21,833
                                                                     ---------     ---------     --------     --------
EXPENSES
  Investment Management Fees.......................................      9,096         8,649        1,280          628
  Accounting & Transfer Agent Fees.................................        459           224           67           37
  Custodian Fees...................................................         96           397          179          104
  Shareholders' Reports............................................         23            12            3            2
  Directors'/Trustees' Fees & Expenses.............................         77            37           11            5
  Professional Fees................................................        166            83           23           11
  Other............................................................        256           164           52           26
                                                                     ---------     ---------     --------     --------
     Total Expenses................................................     10,173         9,566        1,615          813
                                                                     ---------     ---------     --------     --------
  Fees Paid Indirectly (Note C)....................................         --           (25)          (1)          (2)
                                                                     ---------     ---------     --------     --------
  Net Expenses.....................................................     10,173         9,541        1,614          811
                                                                     ---------     ---------     --------     --------
  NET INVESTMENT INCOME (LOSS).....................................    234,669       143,875       29,451       21,022
                                                                     ---------     ---------     --------     --------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold.....................................    124,227      (220,143)      27,166      (22,804)
    Futures........................................................      9,023         4,471           --           --
    Foreign Currency Transactions..................................         --         2,418           92          490
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.....................   (304,230)     (244,070)     (38,511)     121,330
    Futures........................................................      3,800         1,200           --           --
    Translation of Foreign Currency Denominated Amounts............         --         1,789        1,720           15
                                                                     ---------     ---------     --------     --------
  NET REALIZED AND UNREALIZED GAIN (LOSS)..........................   (167,180)     (454,335)      (9,533)      99,031
                                                                     ---------     ---------     --------     --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS........................................................  $  67,489     $(310,460)    $ 19,918     $120,053
                                                                     =========     =========     ========     ========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2016
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                THE UNITED     THE
                                                 KINGDOM   CONTINENTAL THE CANADIAN              THE EMERGING
                                                  SMALL       SMALL       SMALL     THE EMERGING   MARKETS
                                                 COMPANY     COMPANY     COMPANY      MARKETS     SMALL CAP
                                                  SERIES     SERIES       SERIES       SERIES       SERIES
                                                ---------- ----------- ------------ ------------ ------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of
   $0, $6,010, $1,224, $4,754 and $3,496,
   respectively)............................... $  45,227   $ 39,234     $  7,423     $ 36,554     $ 41,866
  Interest.....................................        --         --           --            9            1
  Income from Securities Lending...............     1,055      7,301        1,356        3,497       18,462
                                                ---------   --------     --------     --------     --------
     Total Investment Income...................    46,282     46,535        8,779       40,060       60,329
                                                ---------   --------     --------     --------     --------
EXPENSES
  Investment Management Fees...................       924      1,863          298        2,122        4,700
  Accounting & Transfer Agent Fees.............        49         99           15          112          124
  Custodian Fees...............................        49        257           16        1,021        1,348
  Shareholders' Reports........................         3          4            1            5            6
  Directors'/Trustees' Fees & Expenses.........         8         16            2           18           20
  Professional Fees............................        18         47            6           82           94
  Other........................................        40         69           13           98           99
                                                ---------   --------     --------     --------     --------
     Total Expenses............................     1,091      2,355          351        3,458        6,391
                                                ---------   --------     --------     --------     --------
  Fees Paid Indirectly (Note C)................        --         (7)          --          (12)          (4)
                                                ---------   --------     --------     --------     --------
  Net Expenses.................................     1,091      2,348          351        3,446        6,387
                                                ---------   --------     --------     --------     --------
  NET INVESTMENT INCOME (LOSS).................    45,191     44,187        8,428       36,614       53,942
                                                ---------   --------     --------     --------     --------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold*................    63,365     24,453      (16,942)     (77,753)     112,430
    Futures....................................        --        687           --          855        2,718
    Foreign Currency Transactions..............      (373)       (94)          30          871          493
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency..................................  (212,373)   101,043      136,912      128,466       62,725
    Futures....................................        --         19           --        1,130          744
    Translation of Foreign Currency
     Denominated Amounts.......................       153        180           (2)         192          579
                                                ---------   --------     --------     --------     --------
  NET REALIZED AND UNREALIZED GAIN (LOSS)......  (149,228)   126,288      119,998       53,761      179,689
                                                ---------   --------     --------     --------     --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..................... $(104,037)  $170,475     $128,426     $ 90,375     $233,631
                                                =========   ========     ========     ========     ========

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0 and $68, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                             THE U.S. LARGE CAP      THE DFA INTERNATIONAL     THE JAPANESE SMALL
                                                VALUE SERIES              VALUE SERIES           COMPANY SERIES
                                          ------------------------  -----------------------  ----------------------
                                          SIX MONTHS       YEAR     SIX MONTHS      YEAR     SIX MONTHS     YEAR
                                             ENDED        ENDED        ENDED       ENDED        ENDED      ENDED
                                           APRIL 30,     OCT. 31,    APRIL 30,    OCT. 31,    APRIL 30,   OCT. 31,
                                             2016          2015        2016         2015        2016        2015
                                          -----------  -----------  ----------- -----------  ----------- ----------
                                          (UNAUDITED)               (UNAUDITED)              (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)........... $   234,669  $   413,724  $  143,875  $   313,826  $   29,451  $   43,264
  Net Realized Gain (Loss) on:
    Investment Securities Sold...........     124,227      858,150    (220,143)     244,684      27,166      69,828
    Futures..............................       9,023          (43)      4,471           --          --          --
    Foreign Currency Transactions........          --           --       2,418       (5,879)         92      (1,869)
    In-Kind Redemptions..................          --           --          --           --          --      27,130
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency............................    (304,230)  (1,018,426)   (244,070)  (1,034,230)    (38,511)     85,013
    Futures..............................       3,800           --       1,200           --          --          --
    Translation of Foreign Currency
     Denominated Amounts.................          --           --       1,789          654       1,720         382
                                          -----------  -----------  ----------  -----------  ----------  ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations.........................      67,489      253,405    (310,460)    (480,945)     19,918     223,748
                                          -----------  -----------  ----------  -----------  ----------  ----------
Transactions in Interest:
  Contributions..........................   1,111,084    1,769,181     731,108    1,070,207      44,061     102,092
  Withdrawals............................    (676,967)  (1,305,211)   (453,266)    (705,023)    (80,139)   (199,561)
                                          -----------  -----------  ----------  -----------  ----------  ----------
     Net Increase (Decrease) from
      Transactions in Interest...........     434,117      463,970     277,842      365,184     (36,078)    (97,469)
                                          -----------  -----------  ----------  -----------  ----------  ----------
     Total Increase (Decrease) in
      Net Assets.........................     501,606      717,375     (32,618)    (115,761)    (16,160)    126,279
NET ASSETS
  Beginning of Period....................  19,094,057   18,376,682   9,227,905    9,343,666   2,631,688   2,505,409
                                          -----------  -----------  ----------  -----------  ----------  ----------
  End of Period.......................... $19,595,663  $19,094,057  $9,195,287  $ 9,227,905  $2,615,528  $2,631,688
                                          ===========  ===========  ==========  ===========  ==========  ==========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                           THE ASIA PACIFIC SMALL  THE UNITED KINGDOM SMALL  THE CONTINENTAL SMALL
                                               COMPANY SERIES          COMPANY SERIES           COMPANY SERIES
                                           ----------------------  ----------------------   ----------------------
                                           SIX MONTHS     YEAR     SIX MONTHS      YEAR     SIX MONTHS     YEAR
                                              ENDED      ENDED        ENDED       ENDED        ENDED      ENDED
                                            APRIL 30,   OCT. 31,    APRIL 30,    OCT. 31,    APRIL 30,   OCT. 31,
                                              2016        2015        2016         2015        2016        2015
                                           ----------- ----------  -----------  ----------  ----------- ----------
                                           (UNAUDITED)             (UNAUDITED)              (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)............ $   21,022  $   54,891  $   45,191   $   71,555  $   44,187  $   82,887
  Net Realized Gain (Loss) on:
    Investment Securities Sold............    (22,804)    (15,143)     63,365       82,685      24,453     115,635
    Futures...............................         --          --          --           --         687      (4,875)
    Foreign Currency Transactions.........        490        (913)       (373)         144         (94)     (1,002)
    In-Kind Redemptions...................         --      18,027          --       42,293          --      58,734
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency.............................    121,330    (224,570)   (212,373)        (104)    101,043      55,052
    Futures...............................         --          --          --           --          19         (19)
    Translation of Foreign Currency
     Denominated Amounts..................         15         (13)        153           86         180         (57)
                                           ----------  ----------  ----------   ----------  ----------  ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..........................    120,053    (167,721)   (104,037)     196,659     170,475     306,355
                                           ----------  ----------  ----------   ----------  ----------  ----------
  Transactions in Interest:
    Contributions.........................     54,218     119,899       5,212       12,907     287,707     454,912
    Withdrawals...........................    (19,503)   (177,690)   (186,586)    (121,351)    (73,095)   (259,801)
                                           ----------  ----------  ----------   ----------  ----------  ----------
     Net Increase (Decrease) from
      Transactions in Interest............     34,715     (57,791)   (181,374)    (108,444)    214,612     195,111
                                           ----------  ----------  ----------   ----------  ----------  ----------
     Total Increase (Decrease) in Net
      Assets..............................    154,768    (225,512)   (285,411)      88,215     385,087     501,466
NET ASSETS
  Beginning of Period.....................  1,228,274   1,453,786   2,084,113    1,995,898   3,653,743   3,152,277
                                           ----------  ----------  ----------   ----------  ----------  ----------
  End of Period........................... $1,383,042  $1,228,274  $1,798,702   $2,084,113  $4,038,830  $3,653,743
                                           ==========  ==========  ==========   ==========  ==========  ==========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                             THE CANADIAN SMALL    THE EMERGING MARKETS    THE EMERGING MARKETS
                                               COMPANY SERIES             SERIES             SMALL CAP SERIES
                                           ---------------------  ----------------------  ----------------------
                                           SIX MONTHS     YEAR    SIX MONTHS     YEAR     SIX MONTHS     YEAR
                                              ENDED      ENDED       ENDED      ENDED        ENDED      ENDED
                                            APRIL 30,   OCT. 31,   APRIL 30,   OCT. 31,    APRIL 30,   OCT. 31,
                                              2016        2015       2016        2015        2016        2015
                                           ----------- ---------  ----------- ----------  ----------- ----------
                                           (UNAUDITED)            (UNAUDITED)             (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)............  $  8,428   $  19,902  $   36,614  $  101,691  $   53,942  $  134,189
  Net Realized Gain (Loss) on:
    Investment Securities Sold*...........   (16,942)     (9,138)    (77,753)    (99,010)    112,430      49,962
    Futures...............................        --          --         855       2,478       2,718          --
    Foreign Currency Transactions.........        30         149         871      (2,204)        493      (4,548)
    In-Kind Redemptions...................        --       8,042          --          --          --          --
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency.............................   136,912    (228,267)    128,466    (686,412)     62,725    (693,734)
    Futures...............................        --          --       1,130          --         744          --
    Translation of Foreign Currency
     Denominated Amounts..................        (2)         11         192         (95)        579        (241)
                                            --------   ---------  ----------  ----------  ----------  ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..........................   128,426    (209,301)     90,375    (683,552)    233,631    (514,372)
                                            --------   ---------  ----------  ----------  ----------  ----------
Transactions in Interest:
  Contributions...........................    19,125      20,480     331,066   1,463,845     209,482     792,529
  Withdrawals.............................    (3,000)    (37,476)   (279,265)   (562,189)   (210,588)   (301,288)
                                            --------   ---------  ----------  ----------  ----------  ----------
     Net Increase (Decrease) from
      Transactions in Interest............    16,125     (16,996)     51,801     901,656      (1,106)    491,241
                                            --------   ---------  ----------  ----------  ----------  ----------
     Total Increase (Decrease) in Net
      Assets..............................   144,551    (226,297)    142,176     218,104     232,525     (23,131)
NET ASSETS
  Beginning of Period.....................   623,132     849,429   4,403,555   4,185,451   4,898,307   4,921,438
                                            --------   ---------  ----------  ----------  ----------  ----------
  End of Period...........................  $767,683   $ 623,132  $4,545,731  $4,403,555  $5,130,832  $4,898,307
                                            ========   =========  ==========  ==========  ==========  ==========

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $68 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS


                                                                   THE U.S. LARGE CAP VALUE SERIES
                                           ------------------------------------------------------------------------------
                                             SIX MONTHS        YEAR         YEAR         YEAR         YEAR        YEAR
                                               ENDED          ENDED        ENDED        ENDED        ENDED       ENDED
                                             APRIL 30,       OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,
                                                2016           2015         2014         2013         2012        2011
                                           -------------------------------------------------------------------------------
                                           (UNAUDITED)
--------------------------------------------------------------------------------------------------------------------------
Total Return..............................        0.06%(D)        1.32%       15.67%       35.68%       18.31%       5.69%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..... $19,595,663     $19,094,057  $18,376,682  $14,838,988  $10,589,152  $9,335,107
Ratio of Expenses to Average Net Assets...        0.11%(E)        0.11%        0.11%        0.11%        0.12%       0.12%
Ratio of Net Investment Income to Average
 Net Assets...............................        2.58%(E)        2.20%        1.90%        1.98%        2.15%       1.79%
Portfolio Turnover Rate...................           9%(D)          16%          15%          15%          10%         14%
--------------------------------------------------------------------------------------------------------------------------

                                                                 THE DFA INTERNATIONAL VALUE SERIES
                                           ----------------------------------------------------------------------------
                                             SIX MONTHS        YEAR         YEAR        YEAR        YEAR         YEAR
                                               ENDED          ENDED        ENDED       ENDED       ENDED        ENDED
                                             APRIL 30,       OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,     OCT. 31,
                                                2016           2015         2014        2013        2012         2011
                                           ------------------------------------------------------------------------------
                                           (UNAUDITED)
-------------------------------------------------------------------------------------------------------------------------
Total Return..............................      (3.82)%(D)      (5.35)%      (0.72)%      28.18%       3.17%      (8.04)%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..... $9,195,287      $9,227,905   $9,343,666   $8,792,130  $7,238,249  $6,955,907
Ratio of Expenses to Average Net Assets...       0.22%(E)        0.22%        0.22%        0.22%       0.24%       0.23%
Ratio of Expenses to Average Net Assets
 (Excluding Fees Paid Indirectly).........       0.22%(E)        0.22%        0.22%        0.22%       0.24%       0.23%
Ratio of Net Investment Income to Average
 Net Assets...............................       3.33%(E)        3.31%        4.50%        3.20%       3.75%       3.47%
Portfolio Turnover Rate...................          9%(D)          21%          17%          15%         14%          9%
-------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS


                                                                        THE JAPANESE SMALL COMPANY SERIES
                                                    -------------------------------------------------------------------------
                                                      SIX MONTHS      YEAR        YEAR        YEAR        YEAR        YEAR
                                                        ENDED        ENDED       ENDED       ENDED       ENDED       ENDED
                                                      APRIL 30,     OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                         2016         2015        2014        2013        2012        2011
                                                    --------------------------------------------------------------------------
                                                    (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------
Total Return.......................................       0.81%(D)       9.04%       2.46%      30.62%       0.54%      10.07%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............. $2,615,528     $2,631,688  $2,505,409  $2,281,624  $1,686,731  $1,502,815
Ratio of Expenses to Average Net Assets............       0.13%(E)       0.13%       0.13%       0.14%       0.15%       0.14%
Ratio of Expenses to Average Net Assets (Excluding
 Fees Paid Indirectly).............................       0.13%(E)       0.13%       0.13%       0.14%       0.15%       0.14%
Ratio of Net Investment Income to Average
 Net Assets........................................       2.30%(E)       1.69%       1.71%       1.87%       2.17%       2.07%
Portfolio Turnover Rate............................          2%(D)          6%          9%         16%          7%          5%
------------------------------------------------------------------------------------------------------------------------------

                                                                       THE ASIA PACIFIC SMALL COMPANY SERIES
                                                    -------------------------------------------------------------------------
                                                      SIX MONTHS       YEAR         YEAR        YEAR        YEAR        YEAR
                                                        ENDED         ENDED        ENDED       ENDED       ENDED       ENDED
                                                      APRIL 30,      OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                         2016          2015         2014        2013        2012        2011
                                                    ---------------------------------------------------------------------------
                                                    (UNAUDITED)
-------------------------------------------------------------------------------------------------------------------------------
Total Return.......................................       9.47%(D)     (11.83)%      (3.46)%      10.97%       7.48%    (5.15)%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............. $1,383,042     $1,228,274   $1,453,786   $1,265,498  $1,003,860  $906,734
Ratio of Expenses to Average Net Assets............       0.13%(E)       0.13%        0.13%        0.15%       0.16%     0.16%
Ratio of Expenses to Average Net Assets (Excluding
 Fees Paid Indirectly).............................       0.13%(E)       0.13%        0.13%        0.15%       0.16%     0.16%
Ratio of Net Investment Income to Average
 Net Assets........................................       3.35%(E)       4.17%        3.96%        4.64%       4.26%     3.78%
Portfolio Turnover Rate............................          3%(D)          7%           7%           9%         18%       17%
-------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS


                                                                      THE UNITED KINGDOM SMALL COMPANY SERIES
                                                    --------------------------------------------------------------------------
                                                      SIX MONTHS       YEAR        YEAR        YEAR        YEAR        YEAR
                                                        ENDED         ENDED       ENDED       ENDED       ENDED       ENDED
                                                      APRIL 30,      OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                         2016          2015        2014        2013        2012        2011
                                                    ---------------------------------------------------------------------------
                                                    (UNAUDITED)
-------------------------------------------------------------------------------------------------------------------------------
Total Return.......................................      (4.79)%(D)       9.95%       1.22%      37.42%      23.41%       0.20%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............. $1,798,702      $2,084,113  $1,995,898  $1,988,287  $1,464,838  $1,133,845
Ratio of Expenses to Average Net Assets............       0.12%(E)        0.11%       0.11%       0.12%       0.13%       0.13%
Ratio of Expenses to Average Net Assets (Excluding
 Fees Paid Indirectly).............................       0.12%(E)        0.11%       0.11%       0.12%       0.13%       0.13%
Ratio of Net Investment Income to Average
 Net Assets........................................       4.89%(E)        3.44%       2.98%       3.29%       3.37%       3.76%
Portfolio Turnover Rate............................          5%(D)          10%          8%         17%          6%          7%
-------------------------------------------------------------------------------------------------------------------------------

                                                                        THE CONTINENTAL SMALL COMPANY SERIES
                                                    --------------------------------------------------------------------------
                                                      SIX MONTHS      YEAR         YEAR        YEAR        YEAR         YEAR
                                                        ENDED        ENDED        ENDED       ENDED       ENDED        ENDED
                                                      APRIL 30,     OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,     OCT. 31,
                                                         2016         2015         2014        2013        2012         2011
                                                    ----------------------------------------------------------------------------
                                                    (UNAUDITED)
--------------------------------------------------------------------------------------------------------------------------------
Total Return.......................................       4.24%(D)       9.81%      (2.25)%      43.67%       2.29%     (10.75)%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............. $4,038,830     $3,653,743  $3,152,277   $3,217,766  $2,245,179  $2,001,763
Ratio of Expenses to Average Net Assets............       0.13%(E)       0.13%       0.13%        0.14%       0.16%       0.15%
Ratio of Expenses to Average Net Assets (Excluding
 Fees Paid Indirectly).............................       0.13%(E)       0.13%       0.13%        0.14%       0.16%       0.15%
Ratio of Net Investment Income to Average
 Net Assets........................................       2.37%(E)       2.44%       2.40%        2.67%       3.15%       2.72%
Portfolio Turnover Rate............................          1%(D)         14%         13%          13%          9%         10%
--------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS


                                                                              THE CANADIAN SMALL COMPANY SERIES
                                                              -----------------------------------------------------------------
                                                               SIX MONTHS      YEAR       YEAR      YEAR       YEAR      YEAR
                                                                 ENDED        ENDED      ENDED     ENDED      ENDED     ENDED
                                                               APRIL 30,     OCT. 31,   OCT. 31,  OCT. 31,   OCT. 31,  OCT. 31,
                                                                  2016         2015       2014      2013       2012      2011
                                                              ------------------------------------------------------------------
                                                              (UNAUDITED)
--------------------------------------------------------------------------------------------------------------------------------
Total Return.................................................     20.29%(D)   (25.00)%    (3.83)%     5.71%    (2.51)%     0.27%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)........................  $767,683     $623,132   $849,429   $741,204  $689,086   $736,262
Ratio of Expenses to Average Net Assets......................      0.12%(E)     0.12%      0.12%      0.13%     0.15%      0.14%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................      0.12%(E)     0.12%      0.12%      0.13%     0.15%      0.14%
Ratio of Net Investment Income to Average Net Assets.........      2.82%(E)     2.73%      2.42%      2.99%     2.29%      1.72%
Portfolio Turnover Rate......................................         3%(D)       18%         5%        14%       22%        24%
--------------------------------------------------------------------------------------------------------------------------------

                                                                            THE EMERGING MARKETS SERIES
                                                    --------------------------------------------------------------------------
                                                      SIX MONTHS       YEAR        YEAR        YEAR        YEAR         YEAR
                                                        ENDED         ENDED       ENDED       ENDED       ENDED        ENDED
                                                      APRIL 30,      OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,     OCT. 31,
                                                         2016          2015        2014        2013        2012         2011
                                                    ----------------------------------------------------------------------------
                                                    (UNAUDITED)
--------------------------------------------------------------------------------------------------------------------------------
Total Return.......................................       1.89%(D)     (14.86)%       1.74%       6.99%       4.55%      (6.44)%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............. $4,545,731     $4,403,555   $4,185,451  $3,766,160  $2,913,307  $2,439,981
Ratio of Expenses to Average Net Assets............       0.16%(E)       0.16%        0.15%       0.16%       0.20%       0.20%
Ratio of Expenses to Average Net Assets (Excluding
 Fees Paid Indirectly).............................       0.16%(E)       0.16%        0.15%       0.16%       0.20%       0.20%
Ratio of Net Investment Income to Average
 Net Assets........................................       1.73%(E)       2.39%        2.51%       2.38%       2.55%       2.48%
Portfolio Turnover Rate............................          4%(D)          9%           5%          4%          5%         16%
--------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS


                                                                       THE EMERGING MARKETS SMALL CAP SERIES
                                                    --------------------------------------------------------------------------
                                                      SIX MONTHS       YEAR        YEAR        YEAR        YEAR         YEAR
                                                        ENDED         ENDED       ENDED       ENDED       ENDED        ENDED
                                                      APRIL 30,      OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,     OCT. 31,
                                                         2016          2015        2014        2013        2012         2011
                                                    ----------------------------------------------------------------------------
                                                    (UNAUDITED)
--------------------------------------------------------------------------------------------------------------------------------
Total Return.......................................       4.82%(D)      (9.42)%       5.60%       9.41%       7.19%     (12.94)%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............. $5,130,832     $4,898,307   $4,921,438  $4,091,523  $2,953,350  $1,874,926
Ratio of Expenses to Average Net Assets............       0.27%(E)       0.26%        0.26%       0.29%       0.36%       0.33%
Ratio of Expenses to Average Net Assets (Excluding
 Fees Paid Indirectly).............................       0.27%(E)       0.27%        0.26%       0.29%       0.36%       0.33%
Ratio of Net Investment Income to Average
 Net Assets........................................       2.29%(E)       2.62%        2.48%       2.37%       2.48%       2.32%
Portfolio Turnover Rate............................          9%(D)         18%           9%         11%         13%         18%
--------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)


A. ORGANIZATION:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven portfolios, nine of which are included in this section of the report (collectively, the "Series"). The remaining operational portfolios are presented in separate reports.

   DOMESTIC EQUITY PORTFOLIO        INTERNATIONAL EQUITY PORTFOLIOS
   -------------------------        -------------------------------
   The U.S. Large Cap Value Series  The DFA International Value Series
                                    The Japanese Small Company Series
                                    The Asia Pacific Small Company Series
                                    The United Kingdom Small Company Series
                                    The Continental Small Company Series
                                    The Canadian Small Company Series
                                    The Emerging Markets Series
                                    The Emerging Markets Small Cap Series

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Series utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Domestic Equity Portfolio and the International Equity Portfolios, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolio and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolio and the International Equity Portfolios value the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolio and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the International Equity Portfolios has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Series recognize transfers between the levels as of the end of the period. As of April 30, 2016, Emerging Markets Portfolio and Emerging Markets Small Cap Portfolio had significant transfers of securities with a total value of $261,186 and $463,873 (in thousands), respectively, that transferred from Level 2 to Level 1 because fair value procedures were no longer applied.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios, whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Equity Portfolios do not isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Trustees' Fees & Expenses.

   Each Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Trustee's deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Trust; and
(ii) five years following the effective date of the Trustee's first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of April 30, 2016, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or the Series are allocated using methods approved by the Board of Trustees, generally based on average net assets.

   The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Emerging Markets Series and The Emerging Markets Small Cap Series are subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Series. For the six months ended April 30, 2016, the Series' investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                 The U.S. Large Cap Value Series......... 0.10%
                 The DFA International Value Series...... 0.20%
                 The Japanese Small Company Series....... 0.10%
                 The Asia Pacific Small Company Series... 0.10%
                 The United Kingdom Small Company Series. 0.10%
                 The Continental Small Company Series.... 0.10%
                 The Canadian Small Company Series....... 0.10%
                 The Emerging Markets Series............. 0.10%
                 The Emerging Markets Small Cap Series... 0.20%

EARNED INCOME CREDIT:

   In addition, the Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Series' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Series' net assets. During the six months ended April 30, 2016, expenses reduced were as follows (amounts in thousands):

                                                       FEES PAID
                                                       INDIRECTLY
                                                       ----------
              The DFA International Value Series......    $25
              The Japanese Small Company Series.......      1
              The Asia Pacific Small Company Series...      2
              The United Kingdom Small Company Series.     --
              The Continental Small Company Series....      7
              The Canadian Small Company Series.......     --
              The Emerging Markets Series.............     12
              The Emerging Markets Small Cap Series...      4

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the six months ended April 30, 2016, the total related amounts paid by the Trust to the CCO were $42 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At April 30, 2016, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                 The U.S. Large Cap Value Series......... $459
                 The DFA International Value Series......  313
                 The Japanese Small Company Series.......   72
                 The Asia Pacific Small Company Series...   37
                 The United Kingdom Small Company Series.   49
                 The Continental Small Company Series....   91
                 The Canadian Small Company Series.......   22
                 The Emerging Markets Series.............  118
                 The Emerging Markets Small Cap Series...   92

E. PURCHASES AND SALES OF SECURITIES:

   For the six months ended April 30, 2016, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                  PURCHASES    SALES
                                                  ---------- ----------
         The U.S. Large Cap Value Series......... $2,097,033 $1,576,121
         The DFA International Value Series......  1,118,820    781,486
         The Japanese Small Company Series.......     58,052     78,213
         The Asia Pacific Small Company Series...     94,178     38,087
         The United Kingdom Small Company Series.     89,066    176,750
         The Continental Small Company Series....    322,984     47,543
         The Canadian Small Company Series.......     45,394     21,228
         The Emerging Markets Series.............    222,649    175,939
         The Emerging Markets Small Cap Series...    447,075    431,885

   There were no purchases or sales of long-term U.S. government securities.

F. FEDERAL INCOME TAXES:

   No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At April 30, 2016, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                    NET
                                                                                 UNREALIZED
                                          FEDERAL     UNREALIZED   UNREALIZED   APPRECIATION
                                          TAX COST   APPRECIATION DEPRECIATION (DEPRECIATION)
                                         ----------- ------------ ------------ --------------
The U.S. Large Cap Value Series......... $14,944,735  $5,819,718  $  (476,991)   $5,342,727
The DFA International Value Series......   9,979,881   1,024,400   (1,256,940)     (232,540)
The Japanese Small Company Series.......   2,739,847     503,536     (358,837)      144,699
The Asia Pacific Small Company Series...   1,793,938     287,814     (414,671)     (126,857)
The United Kingdom Small Company Series.   1,556,744     485,141     (207,865)      277,276
The Continental Small Company Series....   3,929,673   1,166,483     (493,804)      672,679
The Canadian Small Company Series.......   1,178,235     112,994     (345,958)     (232,964)
The Emerging Markets Series.............   4,057,940   1,094,308     (448,567)      645,741
The Emerging Markets Small Cap Series...   5,993,234     881,867   (1,078,988)     (197,121)

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Series' tax positions and has concluded that no additional provision for income tax is required in any Series' financial statements. No Series is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Series' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. FINANCIAL INSTRUMENTS:

   In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Series.

   2. Forward Currency Contracts: The International Equity Portfolios may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge a Series' currency exposure with respect to a foreign market will be based primarily on the Series' existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Series as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation from translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Series records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions.

   At April 30, 2016, the following Series had entered into the following contracts and the net unrealized foreign exchange gain (loss) is reflected in the accompanying financial statements (amounts in thousands):

THE DFA INTERNATIONAL VALUE SERIES*

                                                                             UNREALIZED
                                                                               FOREIGN
SETTLEMENT CURRENCY                                  CONTRACT    VALUE AT     EXCHANGE
   DATE    AMOUNT**     CURRENCY       COUNTERPARTY   AMOUNT  APRIL 30, 2016 GAIN (LOSS)
---------- -------- ----------------- -------------- -------- -------------- -----------
 05/03/16   (4,990) Australian Dollar Citibank, N.A. $(3,796)    $(3,794)        $2
                                                     -------     -------         --
                                                     $(3,796)    $(3,794)        $2
                                                     =======     =======         ==

* During the six months ended April 30, 2016, the Series' average contract amount of forward currency contracts was $633 (in thousands).

**Positive Currency Amount represents a purchase contract and a Currency Amount in parentheses represents a sale contract.

THE ASIA PACIFIC SMALL COMPANY SERIES*

                                                                             UNREALIZED
                                                                               FOREIGN
SETTLEMENT CURRENCY                                  CONTRACT    VALUE AT     EXCHANGE
   DATE    AMOUNT**     CURRENCY       COUNTERPARTY   AMOUNT  APRIL 30, 2016 GAIN (LOSS)
---------- -------- ----------------- -------------- -------- -------------- -----------
 05/03/16   1,121   Australian Dollar Citibank, N.A.  $  853      $  853         $--
 05/03/16   6,831   Hong Kong Dollar  Citibank, N.A.     880         880          --
 05/04/16.  4,298    Hong Kong Dollar Citibank, N.A.     554         554          --
                                                      ------      ------         ---
                                                      $2,287      $2,287         $--
                                                      ======      ======         ===

* During the six months ended April 30, 2016, the Series' average contract amount of forward currency contracts was $381 (in thousands).

**Positive Currency Amount represents a purchase contract and a Currency Amount in parentheses represents a sale contract.

THE CANADIAN SMALL COMPANY SERIES*

                                                                                        UNREALIZED
                                                                                          FOREIGN
SETTLEMENT CURRENCY                                             CONTRACT    VALUE AT     EXCHANGE
   DATE    AMOUNT**    CURRENCY            COUNTERPARTY          AMOUNT  APRIL 30, 2016 GAIN (LOSS)
---------- -------- --------------- --------------------------- -------- -------------- -----------
 05/02/16    991    Canadian Dollar HSBC Bank                    $  789      $  789         $--
 05/03/16    415    Canadian Dollar State Street Bank and Trust     331         331          --
                                                                 ------      ------         ---
                                                                 $1,120      $1,120         $--
                                                                 ======      ======         ===

* During the six months ended April 30, 2016, the Series' average contract amount of forward currency contracts was $187 (in thousands).

**Positive Currency Amount represents a purchase contract and a Currency Amount in parentheses represents a sale contract.

THE EMERGING MARKETS SERIES*

                                                                            UNREALIZED
                                                                              FOREIGN
SETTLEMENT CURRENCY                                 CONTRACT    VALUE AT     EXCHANGE
   DATE    AMOUNT**     CURRENCY      COUNTERPARTY   AMOUNT  APRIL 30, 2016 GAIN (LOSS)
---------- -------- ---------------- -------------- -------- -------------- -----------
 05/04/16   13,146  Hong Kong Dollar Citibank, N.A.  $1,695      $1,695         $--
                                                     ------      ------         ---
                                                     $1,695      $1,695         $--
                                                     ======      ======         ===

* During the six months ended April 30, 2016, the Series' average contract amount of forward currency contracts was $282 (in thousands).

**Positive Currency Amount represents a purchase contract and a Currency Amount in parentheses represents a sale contract.

   Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

   3. Futures Contracts: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. The Series, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Series deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At April 30, 2016, the following Series had the following outstanding futures contracts (dollar amounts in thousands):

                                                 EXPIRATION NUMBER OF  CONTRACT UNREALIZED     CASH
                               DESCRIPTION          DATE    CONTRACTS*  VALUE   GAIN (LOSS) COLLATERAL
                          -------------------    ---------- ---------- -------- ----------- ----------
The U.S. Large Cap Value
  Series................. S&P 500 Emini Index(R)  06/17/16    1,280    $131,782   $3,800      $5,760
                                                                       --------   ------      ------
                                                                       $131,782   $3,800      $5,760
                                                                       ========   ======      ======

* During the six months ended April 30, 2016, The U.S. Large Cap Value Series' average notional contract amount of outstanding futures contracts was $78,128 (amount in thousands).

                                                      EXPIRATION NUMBER OF  CONTRACT UNREALIZED     CASH
                                   DESCRIPTION           DATE    CONTRACTS*  VALUE   GAIN (LOSS) COLLATERAL
                             ------------------------ ---------- ---------- -------- ----------- ----------
The DFA International Value
  Series.................... Mini MSCI EAFE Index(R)   06/17/16     400     $33,238    $1,441      $1,162
The DFA International Value
  Series.................... S&P 500 Emini Index(R)    06/17/16     342      35,211      (241)      1,230
                                                                            -------    ------      ------
                                                                            $68,449    $1,200      $2,392
                                                                            =======    ======      ======

* During the six months ended April 30, 2016, The DFA International Value Series' average notional contract amount of outstanding futures contracts was $46,340 (amount in thousands).

                                                      EXPIRATION NUMBER OF  CONTRACT UNREALIZED     CASH
                              DESCRIPTION                DATE    CONTRACTS*  VALUE   GAIN (LOSS) COLLATERAL
                  --------------------------------    ---------- ---------- -------- ----------- ----------
The Emerging
  Markets Series. Mini MSCI Emerging Markets Index(R)  06/17/16     830     $34,794    $1,130      $1,494
                                                                            -------    ------      ------
                                                                            $34,794    $1,130      $1,494
                                                                            =======    ======      ======

* During the six months ended April 30, 2016, The Emerging Markets Series' average notional contract amount of outstanding futures contracts was $9,461 (amount in thousands).

                                                          EXPIRATION NUMBER OF  CONTRACT UNREALIZED     CASH
                                  DESCRIPTION                DATE    CONTRACTS*  VALUE   GAIN (LOSS) COLLATERAL
                      --------------------------------    ---------- ---------- -------- ----------- ----------
The Emerging Markets
  Small Cap Series... Mini MSCI Emerging Markets Index(R)  06/17/16     735     $30,811     $744       $1,323
                                                                                -------     ----       ------
                                                                                $30,811     $744       $1,323
                                                                                =======     ====       ======

* During the six months ended April 30, 2016, The Emerging Markets Small Cap Series' average notional contract amount of outstanding futures contracts was $13,742 (amount in thousands).

   The following is a summary of the location of derivatives on the Series' Statements of Assets and Liabilities as of April 30, 2016:

                                LOCATION ON THE STATEMENTS OF ASSETS AND
                                              LIABILITIES
                           ---------------------------------------------------
 DERIVATIVE TYPE              ASSET DERIVATIVES        LIABILITY DERIVATIVES
 ---------------           ------------------------   ------------------------
 Foreign exchange          Unrealized Gain on         Unrealized Loss on
   contracts                 Forward Currency           Forward Currency
                             Contracts                  Contracts

 Equity contracts          Receivables: Futures       Payables: Futures Margin
                             Margin Variation           Variation

   The following is a summary of the Series' derivative instrument holdings categorized by primary risk exposure as of April 30, 2016 (amounts in thousands):

                                               ASSET DERIVATIVES VALUE
                                          --------------------------------
                                           TOTAL VALUE    FOREIGN
                                                AT       EXCHANGE   EQUITY
                                          APRIL 30, 2016 CONTRACTS CONTRACTS
   -                                      -------------- --------- ---------
   The U.S. Large Cap Value Series.......     3,800         --       3,800*
   The DFA International Value Series....     1,443          2       1,441*
   The Emerging Markets Series...........     1,130         --       1,130*
   The Emerging Markets Small Cap Series.       744         --         744*

                                             LIABILITY DERIVATIVES VALUE
   -                                      --------------------------------
                                           TOTAL VALUE    FOREIGN
                                                AT       EXCHANGE   EQUITY
                                          APRIL 30, 2016 CONTRACTS CONTRACTS
   -                                      -------------- --------- ---------
   The DFA International Value Series....      (241)        --        (241)*

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statement of Assets and Liabilities.

   The following is a summary of the location and value of derivative instrument holdings on the Series' Statements of Operations categorized by primary risk exposure for the six months ended April 30, 2016:

DERIVATIVE TYPE             LOCATION OF GAIN (LOSS) ON DERIVATIVES
---------------             --------------------------------------
Foreign exchange contracts  Net Realized Gain (Loss) on: Foreign Currency Transactions
                            Change in Unrealized Appreciation (Depreciation) of:
                              Translation of Foreign Currency Denominated Amounts

Equity contracts            Net Realized Gain (Loss) on: Futures
                            Change in Unrealized Appreciation (Depreciation) of:
                              Futures

   The following is a summary of the realized and change in unrealized gains and losses from the Series' derivative instrument holdings categorized by primary risk exposure through the six months ended April 30, 2016 (amounts in thousands):

                                               REALIZED GAIN (LOSS) ON
                                                     DERIVATIVES
                                              ------------------------------
                                                        FOREIGN
                                                       EXCHANGE    EQUITY
                                              TOTAL    CONTRACTS  CONTRACTS
                                              -----    ---------  ---------
       The U.S. Large Cap Value Series....... 9,023        --       9,023
       The DFA International Value Series.... 4,655       184       4,471
       The Continental Small Company Series..   687        --         687
       The Emerging Markets Series...........   853        (2)        855
       The Emerging Markets Small Cap Series. 2,718        --       2,718

                                                 CHANGE IN UNREALIZED
                                              APPRECIATION (DEPRECIATION) ON
                                                     DERIVATIVES
                                              ------------------------------
                                                        FOREIGN
                                                       EXCHANGE    EQUITY
                                              TOTAL    CONTRACTS  CONTRACTS
                                              -----    ---------  ---------
       The U.S. Large Cap Value Series....... 3,800        --       3,800
       The DFA International Value Series.... 1,202         2       1,200
       The Asia Pacific Small Company Series.    (1)       (1)         --
       The Continental Small Company Series..    19        --          19
       The Emerging Markets Series........... 1,130        --       1,130
       The Emerging Markets Small Cap Series.   744        --         744

H. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 30, 2016, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 29, 2017.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank effective January 8, 2016. A line of credit with similar terms was in effect through January 7, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 7, 2017.

   For the six months ended April 30, 2016, borrowings by the Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                         WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                          AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING
                                       INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
                                       ------------- ------------ ------------ -------- ---------------
The U.S. Large Cap Value Series.......     0.87%       $53,510          3        $ 4        $56,418
The DFA International Value Series....     0.93%         4,064         12        $ 1         10,760
The Japanese Small Company Series.....     1.06%         4,697         23          3         35,507
The Asia Pacific Small Company Series.     1.00%            87          6         --            124
The United Kingdom Small Company
  Series..............................     1.02%         3,235         16          1         18,012
The Continental Small Company Series..     1.06%         3,141          4         --          4,054
The Emerging Markets Series...........     1.04%        13,399         27         10         27,055
The Emerging Markets Small Cap Series.     0.99%         5,435         17          3         12,660

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2016, that each Series' available line of credit was utilized.

   As of April 30, 2016, The DFA International Value Series had loans outstanding in the amount of $529 (in thousands).

   Pursuant to an exemptive order issued by the SEC (the "Order''), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. lnterfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Series did not utilize the interfund lending program during the six months ended April 30, 2016.

I. AFFILIATED TRADES:

   Cross trades for the six months ended April 30, 2016, if any, were executed by the Series pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the requirements and restrictions set forth by Rule 17a-7 under the 1940 Act.

   For the six months ended April 30, 2016, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

                                                               REALIZED
      PORTFOLIO                              PURCHASES SALES  GAIN (LOSS)
      ---------                              --------- ------ -----------
      The U.S. Large Cap Value Series.......  67,933   89,590    3,047
      The DFA International Value Series....     155    2,914     (210)
      The Asia Pacific Small Company Series.     970       --       --

J. SECURITIES LENDING:

   As of April 30, 2016, each Series had securities on loan to brokers/dealers, for which each such Series received cash collateral. In addition, the following Series received non-cash collateral consisting of short-and/or long-term U.S. government securities as follows (amounts in thousands):

                                                        MARKET
                                                        VALUE
                                                       --------
                The U.S. Large Cap Value Series....... $667,585
                The DFA International Value Series....      103
                The Japanese Small Company Series.....    7,697
                The Asia Pacific Small Company Series.   25,649
                The Continental Small Company Series..      273
                The Canadian Small Company Series.....    4,143
                The Emerging Markets Series...........  131,046
                The Emerging Markets Small Cap Series.  380,131

   Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Such Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2016:

                                                  REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                                AS OF APRIL 30, 2016
                                            ------------------------------------------------------------
                                            OVERNIGHT AND             BETWEEN
                                             CONTINUOUS    <30 DAYS 30 & 90 DAYS >90 DAYS     TOTAL
                                            -------------- -------- ------------ -------- --------------
SECURITIES LENDING TRANSACTIONS
THE U.S. LARGE CAP VALUE SERIES
 Bonds..................................... $  681,194,103   $--        $--        $--    $  681,194,103
THE DFA INTERNATIONAL VALUE SERIES
 Bonds..................................... $  677,033,964   $--        $--        $--    $  677,033,964
THE JAPANESE SMALL COMPANY SERIES
 Bonds..................................... $  300,362,781   $--        $--        $--    $  300,362,781
THE ASIA PACIFIC SMALL COMPANY SERIES
 Bonds..................................... $  290,192,573   $--        $--        $--    $  290,192,573
THE UNITED KINGDOM SMALL COMPANY
  SERIES
 Bonds..................................... $   51,178,392   $--        $--        $--    $   51,178,392
THE CONTINENTAL SMALL COMPANY SERIES
 Bonds..................................... $  585,473,541   $--        $--        $--    $  585,473,541
THE CANADIAN SMALL COMPANY SERIES
 Bonds..................................... $  180,764,765   $--        $--        $--    $  180,764,765
THE EMERGING MARKETS SERIES
 Bonds..................................... $  212,173,878   $--        $--        $--    $  212,173,878
THE EMERGING MARKETS SMALL CAP SERIES
 Bonds..................................... $  723,854,282   $--        $--        $--    $  723,854,282
                                            --------------   ---        ---        ---    --------------
Total Borrowings........................... $3,702,228,279   $--        $--        $--    $3,702,228,279
                                            --------------   ---        ---        ---    --------------
Gross amount of recognized liabilities for
  securities lending transactions..........                                               $3,702,228,279
                                                                                          ==============

K. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Trust's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

   In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

L. OTHER:

   The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series sold Tribune shares back to Tribune for $34 per share. The Tribune

MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The parties appealed the Court's dismissal order to the Second Circuit, and, on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims are preempted by the Bankruptcy Code's safe harbor for securities transactions. The individual creditor plaintiffs have petitioned the Second Circuit for rehearing of the appeal, and that petition is pending. The Committee Action remains pending, and a motion to dismiss on behalf of all shareholder defendants in the Committee Action was filed on May 23, 2014. The motion to dismiss is fully-briefed, and the parties await the scheduling of oral argument on the motion. The Committee Action is stayed pending the disposition of the motion to dismiss.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the respective net asset values of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the respective net asset values of The U.S. Large Cap Value Series at this time.

   The U.S. Large Cap Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series .

M. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                SIX MONTHS ENDED APRIL 30, 2016
EXPENSE TABLES
                                         BEGINNING  ENDING              EXPENSES
                                          ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                           VALUE    VALUE     EXPENSE    DURING
                                         11/01/15  04/30/16    RATIO*   PERIOD*
                                         --------- --------- ---------- --------
DIMENSIONAL EMERGING MARKETS VALUE FUND
---------------------------------------
Actual Fund Return                       $1,000.00 $1,044.90    0.16%    $0.81
Hypothetical 5% Annual Return            $1,000.00 $1,024.07    0.16%    $0.81

----------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For the Dimensional Emerging Markets Value Fund, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Emerging Markets Value Fund filed its most recent Form N-Q with the SEC on March 31, 2016. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

   The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND
              Consumer Discretionary.......................   9.6%
              Consumer Staples.............................   4.7%
              Energy.......................................  14.8%
              Financials...................................  32.0%
              Health Care..................................   0.4%
              Industrials..................................  10.4%
              Information Technology.......................   7.5%
              Materials....................................  16.5%
              Telecommunication Services...................   1.9%
              Utilities....................................   2.2%
                                                            -----
                                                            100.0%

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2016
                                  (UNAUDITED)

                                                                                      PERCENTAGE
                                                           SHARES       VALUE++     OF NET ASSETS**
                                                           ------       -------     ---------------
COMMON STOCKS -- (89.8%)
BELGIUM -- (0.0%)
    Other Securities....................................             $        8,689            0.0%
                                                                     --------------           -----
BRAZIL -- (5.6%)
    Banco do Brasil SA..................................  11,814,302     75,950,925            0.5%
    BM&FBovespa SA -- Bolsa de Valores Mercadorias e
     Futuros............................................  29,361,462    146,668,581            0.9%
*   Petroleo Brasileiro SA Sponsored ADR................  22,735,012    175,286,943            1.1%
    Vale SA Sponsored ADR...............................  18,793,165    106,557,246            0.7%
    Other Securities....................................                432,322,646            2.8%
                                                                     --------------           -----
TOTAL BRAZIL............................................                936,786,341            6.0%
                                                                     --------------           -----
CHILE -- (1.5%)
    Other Securities....................................                255,557,151            1.6%
                                                                     --------------           -----
CHINA -- (12.8%)
    Agricultural Bank of China, Ltd. Class H............ 188,329,000     67,970,383            0.4%
    Bank of China, Ltd. Class H......................... 535,573,817    216,850,814            1.4%
    China Construction Bank Corp. Class H............... 655,229,101    416,153,725            2.7%
    China Petroleum & Chemical Corp. ADR................   1,123,431     79,505,198            0.5%
    China Unicom Hong Kong, Ltd. ADR....................   7,246,321     84,781,956            0.6%
    CNOOC, Ltd.......................................... 100,944,000    124,698,172            0.8%
    Industrial & Commercial Bank of China, Ltd. Class H. 331,329,996    177,394,368            1.1%
    Other Securities....................................                979,800,225            6.1%
                                                                     --------------           -----
TOTAL CHINA.............................................              2,147,154,841           13.6%
                                                                     --------------           -----
COLOMBIA -- (0.2%)
    Other Securities....................................                 33,237,484            0.2%
                                                                     --------------           -----
CZECH REPUBLIC -- (0.3%)
    Other Securities....................................                 45,107,822            0.3%
                                                                     --------------           -----
GREECE -- (0.1%)
    Other Securities....................................                  8,432,456            0.1%
                                                                     --------------           -----
HONG KONG -- (0.0%)
    Other Securities....................................                    496,273            0.0%
                                                                     --------------           -----
HUNGARY -- (0.6%)
    OTP Bank P.L.C......................................   3,169,912     83,993,406            0.5%
    Other Securities....................................                 16,959,236            0.1%
                                                                     --------------           -----
TOTAL HUNGARY...........................................                100,952,642            0.6%
                                                                     --------------           -----
INDIA -- (10.9%)
    ICICI Bank, Ltd. Sponsored ADR......................  16,722,630    117,894,541            0.8%
    Reliance Industries, Ltd............................  20,407,674    301,143,509            1.9%
*   Tata Motors, Ltd....................................  13,804,539     84,465,246            0.6%
    Other Securities....................................              1,337,125,341            8.4%
                                                                     --------------           -----
TOTAL INDIA.............................................              1,840,628,637           11.7%
                                                                     --------------           -----
INDONESIA -- (2.6%)
    Bank Mandiri Persero Tbk PT.........................  91,442,931     66,472,082            0.4%
    Other Securities....................................                377,233,286            2.4%
                                                                     --------------           -----
TOTAL INDONESIA.........................................                443,705,368            2.8%
                                                                     --------------           -----
ISRAEL -- (0.0%)
    Other Securities....................................                         --            0.0%
                                                                     --------------           -----

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                      PERCENTAGE
                                                           SHARES       VALUE++     OF NET ASSETS**
                                                           ------       -------     ---------------
MALAYSIA -- (3.9%)
    Other Securities....................................             $  652,252,308            4.1%
                                                                     --------------           -----
MEXICO -- (5.7%)
    Alfa S.A.B. de C.V. Class A.........................  34,589,985     65,059,848            0.4%
*   Cemex S.A.B. de C.V. Sponsored ADR..................  13,493,350    100,525,458            0.6%
    Fomento Economico Mexicano S.A.B. de C.V. Sponsored
     ADR................................................   1,873,583    174,636,671            1.1%
    Grupo Financiero Banorte S.A.B. de C.V. Class O.....  21,258,812    120,870,636            0.8%
    Grupo Mexico S.A.B. de C.V. Series B................  34,196,398     86,978,484            0.6%
    Other Securities....................................                405,870,306            2.6%
                                                                     --------------           -----
TOTAL MEXICO............................................                953,941,403            6.1%
                                                                     --------------           -----
PHILIPPINES -- (1.2%)
    Other Securities....................................                196,109,817            1.2%
                                                                     --------------           -----
POLAND -- (1.7%)
    Polski Koncern Naftowy Orlen SA.....................   3,909,419     70,508,196            0.5%
    Other Securities....................................                217,883,885            1.3%
                                                                     --------------           -----
TOTAL POLAND............................................                288,392,081            1.8%
                                                                     --------------           -----
RUSSIA -- (2.5%)
    Gazprom PAO Sponsored ADR...........................  63,832,740    331,673,577            2.1%
    LUKOIL PJSC ADR.....................................   1,509,582     64,319,675            0.4%
    Other Securities....................................                 18,883,789            0.1%
                                                                     --------------           -----
TOTAL RUSSIA............................................                414,877,041            2.6%
                                                                     --------------           -----
SOUTH AFRICA -- (8.4%)
*   AngloGold Ashanti, Ltd. Sponsored ADR...............   5,678,422     93,410,042            0.6%
    Gold Fields, Ltd. Sponsored ADR.....................  12,391,918     58,242,015            0.4%
    Sanlam, Ltd.........................................  14,352,224     69,699,652            0.4%
    Sasol, Ltd..........................................   3,753,626    122,781,669            0.8%
    Standard Bank Group, Ltd............................  16,569,484    148,799,587            0.9%
    Steinhoff International Holdings NV.................  26,504,646    165,800,635            1.1%
    Other Securities....................................                762,634,584            4.8%
                                                                     --------------           -----
TOTAL SOUTH AFRICA......................................              1,421,368,184            9.0%
                                                                     --------------           -----
SOUTH KOREA -- (13.8%)
    Hana Financial Group, Inc...........................   3,086,346     69,209,906            0.5%
    Hyundai Motor Co....................................   1,311,874    164,602,889            1.1%
    Hyundai Steel Co....................................   1,050,773     57,636,492            0.4%
    KB Financial Group, Inc. ADR........................   3,033,727     92,255,638            0.6%
    Kia Motors Corp.....................................   1,531,475     64,232,628            0.4%
    LG Electronics, Inc.................................   1,692,217     86,108,297            0.6%
    POSCO...............................................     610,074    127,819,714            0.8%
    POSCO ADR...........................................   1,559,371     81,118,479            0.5%
    Shinhan Financial Group Co., Ltd....................   3,715,255    136,223,334            0.9%
    SK Innovation Co., Ltd..............................     597,717     80,726,056            0.5%
    Other Securities....................................              1,352,491,182            8.4%
                                                                     --------------           -----
TOTAL SOUTH KOREA.......................................              2,312,424,615           14.7%
                                                                     --------------           -----
TAIWAN -- (13.0%)
    First Financial Holding Co., Ltd.................... 146,481,416     71,636,661            0.5%
    Fubon Financial Holding Co., Ltd....................  88,406,471    107,088,420            0.7%
    Mega Financial Holding Co., Ltd..................... 128,426,796     91,015,166            0.6%
    United Microelectronics Corp........................ 216,382,681     80,270,145            0.5%
    Other Securities....................................              1,833,187,527           11.6%
                                                                     --------------           -----
TOTAL TAIWAN............................................              2,183,197,919           13.9%
                                                                     --------------           -----

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                          PERCENTAGE
                                              SHARES        VALUE++     OF NET ASSETS**
                                              ------        -------     ---------------
THAILAND -- (3.2%)
      PTT Global Chemical PCL..............  33,388,741 $    59,742,236            0.4%
      PTT PCL..............................  21,629,500     188,244,145            1.2%
      Other Securities.....................                 297,979,424            1.9%
                                                        ---------------          ------
TOTAL THAILAND.............................                 545,965,805            3.5%
                                                        ---------------          ------
TURKEY -- (1.8%)
      Other Securities.....................                 311,212,093            2.0%
                                                        ---------------          ------
TOTAL COMMON STOCKS........................              15,091,808,970           95.8%
                                                        ---------------          ------

PREFERRED STOCKS -- (2.9%)
BRAZIL -- (2.8%)
*     Petroleo Brasileiro SA...............  28,867,973      85,867,373            0.6%
*     Petroleo Brasileiro SA Sponsored ADR.  22,867,709     134,919,483            0.9%
      Vale SA..............................  23,147,649     105,937,049            0.7%
      Vale SA Sponsored ADR................  12,556,282      57,005,520            0.4%
      Other Securities.....................                  93,630,516            0.4%
                                                        ---------------          ------
TOTAL BRAZIL...............................                 477,359,941            3.0%
                                                        ---------------          ------
CHILE -- (0.0%)
      Other Securities.....................                      61,906            0.0%
                                                        ---------------          ------
COLOMBIA -- (0.1%)
      Other Securities.....................                  14,691,549            0.1%
                                                        ---------------          ------
TOTAL PREFERRED STOCKS.....................                 492,113,396            3.1%
                                                        ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
      Other Securities.....................                      75,279            0.0%
                                                        ---------------          ------
MALAYSIA -- (0.0%)
      Other Securities.....................                      76,047            0.0%
                                                        ---------------          ------
POLAND -- (0.0%)
      Other Securities.....................                          --            0.0%
                                                        ---------------          ------
SOUTH KOREA -- (0.0%)
      Other Securities.....................                     206,459            0.0%
                                                        ---------------          ------
THAILAND -- (0.0%)
      Other Securities.....................                   3,880,788            0.0%
                                                        ---------------          ------
TOTAL RIGHTS/WARRANTS......................                   4,238,573            0.0%
                                                        ---------------          ------
TOTAL INVESTMENT SECURITIES................              15,588,160,939
                                                        ---------------

                                                            VALUE+
                                                            ------
SECURITIES LENDING COLLATERAL -- (7.3%)
(S)@  DFA Short Term Investment Fund....... 105,719,937   1,223,179,673            7.8%
                                                        ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $19,120,997,752).................               $16,811,340,612          106.7%
                                                        ===============          ======

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


Summary of the Fund's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------------
                                  LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                               -------------- --------------- ------- ---------------
Common Stocks
  Belgium.....................             -- $         8,689   --    $         8,689
  Brazil...................... $  936,786,341              --   --        936,786,341
  Chile.......................     93,032,364     162,524,787   --        255,557,151
  China.......................    211,254,845   1,935,899,996   --      2,147,154,841
  Colombia....................     33,237,484              --   --         33,237,484
  Czech Republic..............             --      45,107,822   --         45,107,822
  Greece......................             --       8,432,456   --          8,432,456
  Hong Kong...................             --         496,273   --            496,273
  Hungary.....................             --     100,952,642   --        100,952,642
  India.......................    133,840,939   1,706,787,698   --      1,840,628,637
  Indonesia...................      2,495,485     441,209,883   --        443,705,368
  Israel......................             --              --   --                 --
  Malaysia....................             --     652,252,308   --        652,252,308
  Mexico......................    951,424,728       2,516,675   --        953,941,403
  Philippines.................             --     196,109,817   --        196,109,817
  Poland......................             --     288,392,081   --        288,392,081
  Russia......................      2,222,581     412,654,460   --        414,877,041
  South Africa................    260,798,459   1,160,569,725   --      1,421,368,184
  South Korea.................    271,026,352   2,041,398,263   --      2,312,424,615
  Taiwan......................     26,106,128   2,157,091,791   --      2,183,197,919
  Thailand....................    544,838,353       1,127,452   --        545,965,805
  Turkey......................             --     311,212,093   --        311,212,093
Preferred Stocks
  Brazil......................    477,359,941              --   --        477,359,941
  Chile.......................             --          61,906   --             61,906
  Colombia....................     14,691,549              --   --         14,691,549
Rights/Warrants
  Brazil......................             --          75,279   --             75,279
  Malaysia....................             --          76,047   --             76,047
  Poland......................             --              --   --                 --
  South Korea.................             --         206,459   --            206,459
  Thailand....................             --       3,880,788   --          3,880,788
Securities Lending Collateral.             --   1,223,179,673   --      1,223,179,673
Futures Contracts**...........      2,018,225              --   --          2,018,225
                               -------------- ---------------   --    ---------------
TOTAL......................... $3,961,133,774 $12,852,225,063   --    $16,813,358,837
                               ============== ===============   ==    ===============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note F)

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                      STATEMENT OF ASSETS AND LIABILITIES

                                APRIL 30, 2016
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

ASSETS:
Investments at Value (including $1,537,497 of securities on loan)*....... $15,588,161
Collateral from Securities on Loan Invested in Affiliate at Value & Cost.   1,223,180
Segregated Cash for Futures Contracts....................................       4,595
Foreign Currencies at Value..............................................      51,995
Cash.....................................................................      95,123
Receivables:
  Investment Securities Sold.............................................      14,701
  Dividends, Interest and Tax Reclaims...................................       7,999
  Securities Lending Income..............................................       2,885
Unrealized Gain on Foreign Currency Contracts............................          10
                                                                          -----------
     Total Assets........................................................  16,988,649
                                                                          -----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.......................................   1,223,180
  Investment Securities Purchased........................................      10,090
  Due to Advisor.........................................................       1,265
  Futures Margin Variation...............................................         624
Accrued Expenses and Other Liabilities...................................       2,625
                                                                          -----------
     Total Liabilities...................................................   1,237,784
                                                                          -----------
NET ASSETS............................................................... $15,750,865
                                                                          ===========
Investments at Cost...................................................... $17,897,818
                                                                          ===========
Foreign Currencies at Cost............................................... $    51,424
                                                                          ===========

----------
* See Note H in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                            STATEMENT OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2016
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

  INVESTMENT INCOME
    Dividends (Net of Foreign Taxes Withheld of $14,910).......... $ 114,565
    Income from Securities Lending................................    16,045
                                                                   ---------
       Total Investment Income....................................   130,610
                                                                   ---------
  EXPENSES
    Investment Management Fees....................................     7,014
    Accounting & Transfer Agent Fees..............................       374
    Custodian Fees................................................     3,172
    Shareholders' Reports.........................................        24
    Directors'/Trustees' Fees & Expenses..........................        60
    Professional Fees.............................................       225
    Other.........................................................       382
                                                                   ---------
       Total Expenses.............................................    11,251
                                                                   ---------
    Fees Paid Indirectly (Note C).................................       (23)
                                                                   ---------
    Net Expenses..................................................    11,228
                                                                   ---------
    NET INVESTMENT INCOME (LOSS)..................................   119,382
                                                                   ---------
  REALIZED AND UNREALIZED GAIN (LOSS)
    Net Realized Gain (Loss) on:
      Investment Securities Sold*.................................  (156,202)
      Futures.....................................................     3,573
      Foreign Currency Transactions...............................       389
    Change in Unrealized Appreciation (Depreciation) of:
      Investment Securities and Foreign Currency..................   712,106
      Futures.....................................................     2,018
      Translation of Foreign Currency Denominated Amounts.........       147
                                                                   ---------
    NET REALIZED AND UNREALIZED GAIN (LOSS).......................   562,031
                                                                   ---------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS. $ 681,413
                                                                   =========

----------
* Net of foreign capital gain taxes withheld of $145.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                           DIMENSIONAL EMERGING
                                                                            MARKETS VALUE FUND
-                                                                        ------------------------
                                                                         SIX MONTHS       YEAR
                                                                            ENDED        ENDED
                                                                          APRIL 30,     OCT. 31,
                                                                            2016          2015
-                                                                        -----------  -----------
                                                                         (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).......................................... $   119,382  $   437,571
  Net Realized Gain (Loss) on:
    Investment Securities Sold*.........................................    (156,202)    (413,376)
    Futures.............................................................       3,573           --
    Foreign Currency Transactions.......................................         389       (7,896)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..........................     712,106   (3,319,869)
    Futures.............................................................       2,018           --
    Translation of Foreign Currency Denominated Amounts.................         147          108
                                                                         -----------  -----------
     Net Increase (Decrease) in Net Assets Resulting from Operations....     681,413   (3,303,462)
                                                                         -----------  -----------
Transactions in Interest:
  Contributions.........................................................     844,861    1,713,486
  Withdrawals...........................................................    (863,467)  (2,249,483)
                                                                         -----------  -----------
     Net Increase (Decrease) from Transactions in Interest..............     (18,606)    (535,997)
                                                                         -----------  -----------
     Total Increase (Decrease) in Net Assets............................     662,807   (3,839,459)
NET ASSETS
  Beginning of Period...................................................  15,088,058   18,927,517
                                                                         -----------  -----------
  End of Period......................................................... $15,750,865  $15,088,058
                                                                         ===========  ===========

----------
* Net of foreign capital gain taxes withheld of $145 and $0, respectively.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                             FINANCIAL HIGHLIGHTS


                                                               DIMENSIONAL EMERGING MARKETS VALUE FUND
                                         ---------------------------------------------------------------------------------
                                           SIX MONTHS        YEAR          YEAR          YEAR         YEAR         YEAR
                                             ENDED          ENDED         ENDED         ENDED        ENDED        ENDED
                                           APRIL 30,       OCT. 31,      OCT. 31,      OCT. 31,     OCT. 31,     OCT. 31,
                                              2016           2015          2014          2013         2012         2011
                                         -----------------------------------------------------------------------------------
                                         (UNAUDITED)
----------------------------------------------------------------------------------------------------------------------------
Total Return............................        4.49%(D)      (17.95)%       (1.09)%        8.43%        1.10%      (14.47)%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)... $15,750,865     $15,088,058   $18,927,517   $19,427,286  $16,884,322  $14,003,579
Ratio of Expenses to Average Net Assets.        0.16%(E)        0.15%         0.15%         0.16%        0.20%        0.20%
Ratio of Expenses to Average Net Assets
 (Excluding Fees Paid Indirectly).......        0.16%(E)        0.15%         0.15%         0.16%        0.20%        0.20%
Ratio of Net Investment Income to
 Average Net Assets.....................        1.70%(E)        2.54%         2.76%         2.32%        2.43%        2.29%
Portfolio Turnover Rate.................           6%(D)          14%           12%            6%           8%           5%
----------------------------------------------------------------------------------------------------------------------------

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)


A. ORGANIZATION:

   Dimensional Emerging Markets Value Fund Inc. ("DEM I") was organized as a closed-end management investment company registered under the Investment Company Act of 1940, as amended. Effective November 21, 1997, DEM I was reorganized as an open-end management investment company. On October 27, 2009, the Board of Directors and shareholders of DEM I approved an Agreement and Plan of Reorganization that provided for the reorganization of DEM I from a Maryland corporation to a Delaware statutory trust. Effective October 30, 2009, DEM I transferred all of its assets and liabilities to Dimensional Emerging Markets Value Fund ("DEM II" or the "Fund"), a Delaware statutory trust, in a tax-free exchange under Internal Revenue Code (the "IRC") (S)368(a)(1)(F).

   Effective November 1, 2009, the Fund, a master fund in a master-feeder structure, elected with the consent of its holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S)301.7701-3. The Fund maintains its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

   Securities held by the Fund, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Fund values the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The Fund will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Fund's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Fund are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Fund's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of April 30, 2016, the Fund had significant transfers of securities with a total value of $870,103 (in thousands) that transferred from Level 2 to Level 1 because fair value procedures were no longer applied.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Fund and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Trustees'

Fees & Expenses. At April 30, 2016, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $492 (in thousands).

   Each Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Trustee's deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Fund; and
(ii) five years following the effective date of the Trustee's first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of April 30, 2016, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Fund estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to the Fund are directly charged.

   The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Fund's investments in Chile are subject to governmental taxes on investment income. Such taxes are due when currencies are repatriated from the country. The Fund accrues for taxes on income as the income is earned.

   The Fund is subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Fund. For the six months ended April 30, 2016, the Fund's investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% of average daily net assets.

EARNED INCOME CREDIT:

   In addition, Fund has entered into an arrangement with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Fund's custody expense. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Fund's net assets. During the six months ended April 30, 2016, expenses reduced were $23 (amount in thousands).

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Fund; however, such Officers and Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2016, the total related amounts paid by the Fund to the CCO were $8 (in thousands). The total related amounts paid by the Fund are included in Other Expenses on the Statement of Operations.

D. PURCHASES AND SALES OF SECURITIES:

   For the six months ended April 30, 2016, the Fund made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                   PURCHASES   SALES
                                                   ---------- --------
          Dimensional Emerging Markets Value Fund. $1,132,274 $843,416

   There were no purchases or sales of long-term U.S. government securities.

E. FEDERAL INCOME TAXES:

   No provision for federal income taxes is required since the Fund is treated as a partnership for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At April 30, 2016, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                    NET
                                                                                 UNREALIZED
                                          FEDERAL     UNREALIZED   UNREALIZED   APPRECIATION
                                          TAX COST   APPRECIATION DEPRECIATION (DEPRECIATION)
                                         ----------- ------------ ------------ --------------
Dimensional Emerging Markets Value Fund. $19,291,865  $1,984,870  $(4,465,394)  $(2,480,524)

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Fund's tax positions and has concluded that no additional provision for income tax is required in the Fund's financial statements. The Fund is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. FINANCIAL INSTRUMENTS:

   In accordance with the Fund's investment objective and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Fund may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Fund.

   2. Futures Contracts: The Fund may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Fund. The Fund, however, does not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Fund could lose more than the initial margin requirements. Entering into stock index futures subjects the Fund to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At April 30, 2016, the Fund had the following outstanding futures contracts (dollar amounts in thousands):

                                     EXPIRATION NUMBER OF  CONTRACT UNREALIZED     CASH
DESCRIPTION                             DATE    CONTRACTS*  VALUE   GAIN (LOSS) COLLATERAL
-----------                          ---------- ---------- -------- ----------- ----------
Mini MSCI Emerging Markets Index(R).  06/17/16     455     $ 19,074   $  282      $  831
S&P 500 Emini Index(R)..............  06/17/16     839       86,379    1,736       3,764
                                                           --------   ------      ------
                                                           $105,453   $2,018      $4,595
                                                           ========   ======      ======

  Securities have been segregated as collateral for open futures contracts.

* During the six months ended April 30, 2016, the Fund's average notional contract amount of outstanding futures contracts was $48,115 (amount in thousands).

   The following is a summary of the location of derivatives on the Fund's Statements of Assets and Liabilities as of April 30, 2016:

                             LOCATION ON THE STATEMENTS OF ASSETS AND
                                           LIABILITIES
                            ------------------------------------------
          DERIVATIVE TYPE    ASSET DERIVATIVES   LIABILITY DERIVATIVES
          ---------------   -------------------- ---------------------
          Equity contracts  Receivables: Futures
                            Margin Variation

   The following is a summary of the Fund's derivative instrument holdings categorized by primary risk exposure as of April 30, 2016 (amounts in thousands):

                                                ASSET DERIVATIVES VALUE
                                                ------------------------
                                                 TOTAL VALUE
                                                      AT        EQUITY
                                                APRIL 30, 2016 CONTRACTS
                                                -------------- ---------
       Dimensional Emerging Markets Value Fund.     2,018        2,018

   The following is a summary of the location on the Fund's Statements of Operations of realized and change in unrealized gains and losses from the Fund's derivative instrument holdings through the six months ended April 30, 2016:

DERIVATIVE TYPE              LOCATION OF GAIN (LOSS) ON DERIVATIVES
---------------   -------------------------------------------------------------
Equity contracts  Net Realized Gain (Loss) on: Futures
                  Change in Unrealized Appreciation (Depreciation) of: Futures

   The following is a summary of the realized and change in unrealized gains and losses from the Fund's derivative instrument holdings categorized by primary risk exposure through the six months ended April 30, 2016 (amounts in thousands):

                                                 REALIZED GAIN (LOSS) ON
                                                       DERIVATIVES
                                                ------------------------------
                                                         FOREIGN
                                                        EXCHANGE     EQUITY
                                                TOTAL   CONTRACTS   CONTRACTS
                                                -----   ---------   ---------
       Dimensional Emerging Markets Value Fund. 3,575       2         3,573

                                                  CHANGE IN UNREALIZED
                                                APPRECIATION (DEPRECIATION) ON
                                                       DERIVATIVES
                                                ------------------------------
                                                         FOREIGN
                                                        EXCHANGE     EQUITY
                                                TOTAL   CONTRACTS   CONTRACTS
                                                -----   ---------   ---------
       Dimensional Emerging Markets Value Fund. 2,018      --         2,018

G. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 30, 2016, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 29, 2017.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank effective January 8, 2016. A line of credit with similar terms was in effect through January 7, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 7, 2017.

   For the six months ended April 30, 2016, borrowings by the Fund under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                      WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                       AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING
                                    INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
                                    ------------- ------------ ------------ -------- ---------------
Dimensional Emerging Markets Value
  Fund.............................     0.95%       $12,373         34        $11        $44,019

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2016, that the Fund's available line of credit was utilized.

   There were no outstanding borrowings by the Fund under the lines of credit as of April 30, 2016.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Fund may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The Fund did not utilize the interfund lending program during the six months ended April 30, 2016.

H. SECURITIES LENDING:

   As of April 30, 2016, the Fund had securities on loan to brokers/dealers, for which the Fund received cash collateral. In addition, the Fund received non-cash collateral consisting of short and/or long term U.S. Government securities with a market value of $444,675 (amount in thousands). The Fund invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies,
(ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Fund's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Fund could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to its stated investment policy, the Fund will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Fund also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2016:

                                               REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                             AS OF APRIL 30, 2016
                                            -------------------------------------------------------
                                                                    BETWEEN
                                            OVERNIGHT AND           30 & 90
                                             CONTINUOUS    <30 DAYS  DAYS   >90 DAYS     TOTAL
                                            -------------- -------- ------- -------- --------------
SECURITIES LENDING TRANSACTIONS
DIMENSIONAL EMERGING MARKETS VALUE FUND
 Bonds..................................... $1,223,179,673   $--      $--     $--    $1,223,179,673
                                            --------------   ---      ---     ---    --------------
Total Borrowings........................... $1,223,179,673   $--      $--     $--    $1,223,179,673
                                            --------------   ---      ---     ---    --------------
Gross amount of recognized liabilities for
  securities lending transactions..........                                          $1,223,179,673
                                                                                     ==============

I. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

J. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

              BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

   At the Board meeting held on December 10-11, 2015 (the "Meeting"), the
Boards of Directors of DFA Investment Dimensions Group Inc. and Dimensional Investment Group Inc., and the Boards of Trustees of The DFA Investment Trust Company and Dimensional Emerging Markets Value Fund (together, the "Board") considered the continuation of the investment management agreements for each portfolio/series (collectively, the "Funds") and, if applicable, a Fund's sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. or DFA Australia Limited serves as a sub-advisor. (The investment management agreements and the sub-advisory agreements are referred to as the "Management Agreements," and the Advisor and sub-advisors are referred to as the "Advisor.")

   Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Morningstar Associates, LLC (the "Morningstar Reports"), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Morningstar Reports.

   At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund;
(ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

   When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's global investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

   In considering the performance of each Fund, the Board analyzed the Morningstar Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund's investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

   When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Morningstar Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

   The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor's unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

   The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

   After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

                                                               DFA043016-001S
 [LOGO]                                                              00157599

ITEM 2.    CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant because it is not a listed issuer.

ITEM 6.    INVESTMENTS.

(a) Please see the schedules of investments contained in the reports to stockholders included under Item 1 of this Report except as discussed below. The complete schedule of investments for each Portfolio of the Registrant or the master fund in which the Portfolio of the Registrant invests that provided a summary schedule of portfolio holdings in a report to stockholders included under Item 1 in lieu of a complete schedule of investments is contained in the Form N-CSR filed on July 8, 2016 (Accession Number 0001193125-16-644032) and is incorporated by reference into this Form N-CSR/A.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.   CONTROLS AND PROCEDURES.

   (a) Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR/A (the "Report"), the Registrant's Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

   (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12.   EXHIBITS.

   (a)(1) This item is not applicable.

   (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

   (a)(3) This item is not applicable.

   (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DFA Investment Dimensions Group Inc.

By:  /s/ David G. Booth
     ------------------------------------
     David G. Booth
     Chairman, Director, President and
     Co-Chief Executive Officer

Date: October 17, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ David G. Booth
     ------------------------------------
     David G. Booth
     Principal Executive Officer
     DFA Investment Dimensions Group Inc.

Date: October 17, 2016

By:  /s/ Gregory K. Hinkle
     ------------------------------------
     Gregory K. Hinkle
     Principal Financial Officer
     DFA Investment Dimensions Group Inc.

Date: October 14, 2016